                                                   Filed Pursuant to Rule 485(b)
                                                       Registration No.  2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                                   ---------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----
     Pre-Effective Amendment No. ______                          _____
     Post-Effective Amendment No.   52                             X
                                  ------                         -----

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 -----

     Amendment No.   52                                            X
                   ------                                        -----


                        FRANK RUSSELL INVESTMENT COMPANY
-----------------------------------------------------------------
        (Exact Name of Registrant as Specified in Charter)

       909 A Street, Tacoma, Washington                98402
       --------------------------------                -----
    (Address of Principal Executive Office)          (ZIP Code)

 Registrant's Telephone Number, including area code: 253/627-7001

Gregory J. Lyons, Associate General Counsel               Deborah R. Gatzek, Esq.
      Frank Russell Investment Company              Stradley, Ronon, Stevens & Young
                 909 A Street                         1840 Gateway Drive, 2nd Floor
           Tacoma, Washington 98402                         San Mateo, CA 94404
                 253-596-2406                                   650-377-1601

-----------------------------------------------------------------
              (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     (X)  immediately upon filing pursuant to paragraph (b)
     ( )  on ____________________ pursuant to paragraph (b)
     ( )  60 days after filing pursuant to paragraph (a)(1)
     ( )  on (date) pursuant to paragraph (a)(1)
     ( )  75 days after filing pursuant to paragraph (a)(2)
     ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
INSTITUTIONAL FUNDS
-------------------

Institutional Funds

PROSPECTUS

CLASS E AND I SHARES:

EQUITY I FUND

EQUITY Q FUND

EQUITY II FUND

SELECT GROWTH FUND

SELECT VALUE FUND

EQUITY III FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS E AND S SHARES:

REAL ESTATE SECURITIES FUND

EMERGING MARKETS FUND

SHORT TERM BOND FUND

MARCH 1, 2001

909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                Table of Contents

Risk/Return Summary ........................................................   1
  Investment Objective, Principal Investment Strategies and Principal
     Risks .................................................................   1
  Performance ..............................................................  10
  Fees and Expenses ........................................................  21
Summary Comparison of the Funds ............................................  25
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification .....  26
Investment Objective and Principal Investment Strategies ...................  28
Risks ......................................................................  44
Management of the Funds ....................................................  49
The Money Managers .........................................................  51
Portfolio Turnover .........................................................  52
Dividends and Distributions ................................................  53
Taxes ......................................................................  54
How Net Asset Value is Determined ..........................................  55
Distribution and Shareholder Servicing Arrangements ........................  55
How to Purchase Shares .....................................................  56
Exchange Privilege .........................................................  58
How to Redeem Shares .......................................................  59
Payment of Redemption Proceeds .............................................  60
Written Instructions .......................................................  60
Account Policies ...........................................................  61
Financial Highlights .......................................................  62
Money Manager Information ..................................................  83

                               RISK/RETURN SUMMARY


    Investment Objective, Principal Investment Strategies and Principal Risks

EQUITY I FUND
-------------

Investment          To provide income and capital growth by investing
Objective           principally in equity securities.

Principal           The Equity I Fund invests primarily in common stocks of
Investment          medium and large capitalization companies, most of which are
Strategies          US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

Principal Risks     An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY Q FUND
-------------

Investment          To provide a total return greater than the total return of
Objective           the US stock market (as measured by the Russell 1000(R)
                    Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal           The Equity Q Fund invests primarily in common stocks of
Investment          medium and large capitalization companies which are
Strategies          predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                    1000 companies in the US.

                    The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

Principal Risks     An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market- oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                    The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY II FUND
--------------

Investment          To maximize total return primarily through capital
Objective           appreciation and assuming a higher level of volatility than the Equity I Fund.

Principal           The Equity II Fund invests primarily in common stocks of
Investment          small and medium capitalization companies, most of which are
Strategies          US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks     An investment in the Equity II Fund, like any investment,
                    has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND
------------------

Investment          To provide capital appreciation.
Objective

Principal           The Select Growth Fund invests primarily in large and medium
Investment          capitalization stocks with some exposure to small
Strategies          capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                    1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                    The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

Principal Risks     An investment in the Select Growth Fund, like any
                    investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                    The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions.
                    Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND
-----------------

Investment          To provide capital appreciation.
Objective

Principal           The Select Value Fund invests primarily in large and medium
Investment          capitalization value stocks with some exposure to small
Strategies          capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                    1000 companies in the

                    US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                    The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

Principal Risks     An investment in the Select Growth Fund, like any
                    investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                    The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions.
                    Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND
---------------

Investment          To achieve a high level of current income while maintaining
Objective           the potential for capital appreciation.

Principal           The Equity III Fund invests primarily in common stocks of
Investment          medium and large capitalization companies, most of which are
Strategies          US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

Principal Risks     An investment in the Equity III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND
------------------

Investment          To provide favorable total return and additional
Objective           diversification for US investors.

Principal           The International Fund invests primarily in equity
Investment          securities issued by companies domiciled outside the US and
Strategies          in depository receipts, which represent ownership of
                    securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                    Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks     An investment in the International Fund, like any
                    investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND
-------------------

Investment          To provide effective diversification against equities and a
Objective           stable level of cash flow by investing in fixed-income
                    securities.

Principal           The Fixed Income I Fund invests primarily in investment
Investment          grade fixed-income securities. In particular, the Fund holds
Strategies          debt securities issued or guaranteed by the US government
                    and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal Risks     An investment in the Fixed Income I Fund, like any
                    investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND
---------------------

Investment          To provide maximum total return primarily through capital
Objective           appreciation and by assuming a higher level of volatility
                    than is ordinarily expected from broad fixed- income market portfolios.

Principal           The Fixed Income III Fund invests primarily in fixed-income
Investment          securities. In particular, the Fund holds debt securities
Strategies          issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                    The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal Risks     An investment in the Fixed Income III Fund, like any
                    investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND
---------------------------

Investment          To generate a high level of total return through above
Objective           average current income while maintaining the potential for capital appreciation.

Principal           The Real Estate Securities Fund seeks to achieve its
Investment          objective by concentrating its investments in equity
Strategies          securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties.
                    The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                    The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks     An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND
---------------------

Investment          To provide maximum total return primarily through capital
Objective           appreciation and by assuming a higher level of volatility
                    than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.


Principal           The Emerging Markets Fund will primarily invest in equity
Investment          securities of companies that are located in countries with
Strategies          emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks     An investment in the Emerging Markets Fund, like any
                    investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND
--------------------

Investment          The preservation of capital and the generation of current
Objective           income consistent with preservation of capital by investing primarily in fixed-income securities with low- volatility characteristics.

Principal           The Short Term Bond Fund invests primarily in fixed-income
Investment          securities. In particular, the Fund holds debt securities
Strategies          issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated.
                    The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                    The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal Risks     An investment in the Short Term Bond Fund, like any
                    investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non- investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds and of Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The return for Class E Shares may be lower than the Class I or Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares or Class S Shares, as applicable, are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

     Returns for Class E Shares of each Fund prior to the date Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: Emerging Markets Fund-September 22, 1998; Real Estate Securities Fund-November 4, 1996; Short Term Bond Fund-February 18,1999; and all other Funds-May 14, 1999.

     The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued, which is identified above, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.

     For periods prior to April 1, 1995, performance results for each Fund, except the Real Estate Securities Fund, do not reflect deduction of investment management fees.

     Because the Select Growth Fund and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

     Past performance is no indication of future results.

                                  Equity I Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I


                                    [GRAPH]

                                1991   31.22%
                                1992    9.02%
                                1993   11.61%
                                1994    0.79%
                                1995   35.94%
                                1996   23.58%
                                1997   32.02%
                                1998   25.10%
                                1999   18.98%
                                2000  (10.46)%


                          Best Quarter: 22.53% (4Q/98)
                         Worst Quarter: (14.93)% (3Q/90)



Average annual total returns
for the periods ended December 31, 2000          1 Year     5 Years    10 Years
---------------------------------------          ------     -------    --------
Class E ......................................  (10.71)%     16.69%      16.81%
Class I ......................................  (10.46)%     16.79%      16.86%
Russell 1000(R) Index ........................   (7.79)%     18.17%      17.67%

                                  Equity Q Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [GRAPH]

                                1991   32.14%
                                1992    9.97%
                                1993   13.80%
                                1994    0.99%
                                1995   37.91%
                                1996   23.67%
                                1997   33.07%
                                1998   25.98%
                                1999   21.96%
                                2000   (7.30)%


                          Best Quarter: 23.00% (4Q/98)
                         Worst Quarter: (14.37)% (3Q/90)



Average annual total returns
for the periods ended December 31, 2000          1 Year     5 Years    10 Years
---------------------------------------          ------     -------    --------
Class E ......................................   (7.56)%     18.46%      18.31%
Class I ......................................   (7.30)%     18.55%      18.35%
Russell 1000 Index ...........................   (7.79)%     18.17%      17.67%

                                 Equity II Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I


                                    [GRAPH]

                                1991   42.40%
                                1992   13.31%
                                1993   16.70%
                                1994   (2.60)%
                                1995   28.67%
                                1996   18.51%
                                1997   28.66%
                                1998    0.70%
                                1999   22.60%
                                2000    9.40%


                          Best Quarter: 21.20% (1Q/91)
                         Worst Quarter: (22.61)% (3Q/90)


Average annual total returns
for the periods ended December 31, 2000          1 Year     5 Years    10 Years
---------------------------------------          ------     -------    --------
Class E ......................................    9.10%      15.43%      17.06%
Class I ......................................    9.40%      15.53%      17.11%
Russell 2500(TM) Index .......................    4.27%      13.98%      17.41%

                                 Equity III Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I


                                    [GRAPH]

                                1991   27.86%
                                1992   12.30%
                                1993   14.95%
                                1994    1.16%
                                1995   35.96%
                                1996   20.90%
                                1997   33.13%
                                1998   11.53%
                                1999    0.25%
                                2000    1.15%

                          Best Quarter: 16.54% (1Q/91)
                         Worst Quarter: (15.28)% (3Q/90)

Average annual total returns
for the periods ended December 31, 2000          1 Year     5 Years    10 Years
---------------------------------------          ------     -------    --------
Class E ......................................    0.89%      12.62%      15.18%
Class I ......................................    1.15%      12.71%      15.23%
Russell 1000(R) Value Index ..................    7.01%      16.91%      17.37%

                               International Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [GRAPH]

                                1991   13.47%
                                1992   (6.11)%
                                1993   35.56%
                                1994    5.38%
                                1995   10.71%
                                1996    7.98%
                                1997    0.58%
                                1998   13.52%
                                1999   30.46%
                                2000  (11.35)%


                          Best Quarter: 18.77% (4Q/99)
                         Worst Quarter: (18.43)% (3Q/90)





Average annual total returns
for the periods ended December 31, 2000          1 Year     5 Years    10 Years
---------------------------------------          ------     -------    --------
Class E ......................................  (11.58)%      7.26%       9.11%
Class I ......................................  (11.35)%      7.34%       9.15%
MSCI EAFE Index ..............................  (13.96)%      7.43%       8.56%

                               Fixed Income I Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                    [GRAPH]

                                1991   16.01%
                                1992    7.26%
                                1993   10.46%
                                1994   (2.97)%
                                1995   18.03%
                                1996    3.75%
                                1997    9.42%
                                1998    8.37%
                                1999   (1.04)%
                                2000   11.51%


                          Best Quarter:   5.78  (2Q/95)
                          Worst Quarter: (2.75) (1Q/94)






Average annual total returns
for the periods ended December 31, 2000              1 Year   5 Years  10 Years
---------------------------------------              ------   -------  --------
Class E ......................................       11.15%     6.20%     7.83%
Class I ......................................       11.51%     6.30%     7.88%
Lehman Brothers Aggregate Bond Index .........       11.63%     6.46%     7.96%

30-Day Yields for the year ended December 31, 2000   Current
--------------------------------------------------   -------
Class E ......................................        6.19%
Class I ......................................        6.53%


     To obtain current yield information, please call 1-800-787-7354.

                              Fixed Income III Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class I

                                     [GRAPH]

                                1994   (3.89)%
                                1995   17.99%
                                1996    4.88%
                                1997    9.64%
                                1998    6.80%
                                1999   (0.29)%
                                2000   10.31%


                         Best Quarter:   6.10%  (2Q/95)
                         Worst Quarter: (3.12)% (1Q/94)



Average annual total returns                                              Since
for the periods ended December 31, 2000              1 Year  5 Years  Inception*
---------------------------------------              ------  -------  ----------
Class E ......................................       10.02%    6.12%    6.78%
Class I ......................................       10.31%    6.19%    6.83%
Lehman Brothers Aggregate Bond Index .........       11.63%    6.46%    6.88%

30-Day Yields for the year ended December 31, 2000   Current
--------------------------------------------------   -------
Class E ......................................        6.26%
Class I ......................................        6.53%

*    The Fixed Income III Fund commenced operations on January 29, 1993.


    To obtain current yield information, please call 1-800-787-7354.

                           Real Estate Securities Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [GRAPH]

                                1991   37.08%
                                1992   17.29%
                                1993   17.42%
                                1994    7.24%
                                1995   10.87%
                                1996   36.81%
                                1997   18.99%
                                1998  (15.94)%
                                1999   (0.39)%
                                2000   29.36%

                         Best Quarter:   24.69%  (1Q/91)
                         Worst Quarter: (14.24)% (3Q/90)

Average annual total returns
for the periods ended December 31, 2000          1 Year     5 Years    10 Years
---------------------------------------          ------     -------    --------
Class E ......................................   29.03%      11.83%      14.65%
Class S ......................................   29.36%      12.21%      14.84%
NAREIT Equity REIT Index .....................   26.35%      10.10%      13.58%

                              Emerging Markets Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [GRAPH]

                                1994   (5.83)%
                                1995   (8.21)%
                                1996   12.26%
                                1997   (3.45)%
                                1998  (27.57)%
                                1999   49.03%
                                2000  (30.76)%



                         Best Quarter:   27.94%  (4Q/99)
                         Worst Quarter: (21.64)% (3Q/98)


Average annual total returns                                              Since
for the periods ended December 31, 2000          1 Year      5 Years  Inception*
---------------------------------------          ------      -------  ----------
Class E ......................................  (30.87)%     (4.20)%     (0.14)%
Class S ......................................  (30.76)%     (4.12)%     (0.09)%
IFC Investable Composite Index ...............  (31.76)%     (3.67)%      2.39%

*    The Emerging Markets Fund commenced operations on January 29, 1993.

                              Short Term Bond Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class S

                                    [GRAPH]

                                1991   12.31%
                                1992    2.74%
                                1993    6.98%
                                1994    0.82%
                                1995    9.95%
                                1996    4.76%
                                1997    6.02%
                                1998    6.09%
                                1999    3.03%
                                2000    7.63%

                         Best Quarter:   3.90%  (4Q/91)
                         Worst Quarter: (0.72)% (1Q/94)


Average annual total returns
for the periods ended December 31, 2000              1 Year   5 Years  10 Years
---------------------------------------              ------   -------  --------
Class E ......................................        7.33%     5.39%     5.93%
Class S ......................................        7.63%     5.49%     5.98%
Merrill Lynch 1-2.99 Years Treasury Index ....        8.00%     5.92%     6.42%

30-Day Yields for the year ended December 31, 2000   Current
--------------------------------------------------   -------
Class E ......................................        5.80%
Class S ......................................        6.05%


     To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                   (fees paid directly from your investment)




                                                      Maximum Sales
                                     Maximum Sales    Charge (Load)      Maximum
                                     Charge (Load)     Imposed on     Deferred Sales
                                      Imposed on       Reinvested         Charge       Redemption    Exchange
                                      Purchases        Dividends          (Load)          Fees         Fees
                                     ------------     -------------   --------------   ----------    --------
All Funds, Classes E, I and S .....     None           None               None            None         None

     If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)


                                                        Other Expenses
                                                          (including
                                                        Administrative     Total Gross
                                                           Fees and        Annual Fund         Fee Waivers            Total
                                             Advisory     Shareholder       Operating          and Expense         Annual Fund
                                               Fee*     Servicing Fees)     Servicing        Reimbursements#    Operating Expenses
                                             --------   ---------------    -----------       ---------------    ------------------
Class E Shares**

   Equity I Fund .......................      0.55%          0.41%             0.96%             0.00%                 0.96%
   Equity Q Fund .......................      0.55%          0.40%             0.95%             0.00%                 0.95%
   Equity II Fund ......................      0.70%          0.43%             1.13%             0.00%                 1.13%
   Select Growth Fund#+ ................      0.80%          1.06%             1.86%            (0.51)%                1.35%
   Select Value Fund #+ ................      0.70%          1.04%             1.74%            (0.49)%                1.25%
   Equity III Fund .....................      0.55%          0.62%             1.17%             0.00%                 1.17%
   International Fund ..................      0.70%          0.58%             1.28%             0.00%                 1.28%
   Fixed Income I Fund .................      0.25%          0.42%             0.67%             0.00%                 0.67%
   Fixed Income III Fund ...............      0.50%          0.50%             1.00%             0.00%                 1.00%
   Real Estate Securities Fund .........      0.80%          0.61%             1.41%             0.00%                 1.41%
   Emerging Markets Fund ...............      1.15%          1.02%             2.17%             0.00%                 2.17%
   Short Term Bond Fund# ...............      0.45%          0.45%             0.90%            (0.13)%                0.77%

Class I Shares

   Equity I Fund .......................      0.55%          0.14%             0.69%             0.00%                 0.69%
   Equity Q Fund .......................      0.55%          0.13%             0.68%             0.00%                 0.68%
   Equity II Fund ......................      0.70%          0.18%             0.88%             0.00%                 0.88%
   Select Growth Fund#+ ................      0.80%          0.60%             1.40%            (0.51)%                0.89%
   Select Value Fund #+ ................      0.70%          0.58%             1.28%            (0.49)%                0.79%
   Equity III Fund .....................      0.55%          0.37%             0.92%             0.00%                 0.92%
   International Fund ..................      0.70%          0.30%             1.00%             0.00%                 1.00%
   Fixed Income I Fund .................      0.25%          0.15%             0.40%             0.00%                 0.40%
   Fixed Income III Fund ...............      0.50%          0.24%             0.74%             0.00%                 0.74%

Class S Shares

   Real Estate Securities Fund .........      0.80%          0.36%             1.16%             0.00%                 1.16%
   Emerging Markets Fund ...............      1.15%          0.77%             1.92%             0.00%                 1.92%
   Short Term Bond Fund# ...............      0.45%          0.20%             0.65%            (0.13)%                0.52%

* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares. "Other Expenses" for the Class E Shares of the Fixed Income III Fund have been restated to include current expenses.

# For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.89%.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Value Fund do not exceed 0.79%

     For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, February 28, 2002, a portion of its transfer agent fees to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

+ Annual operating expenses for Class I of the Select Growth and Select Value Funds are based on average net assets expected to be invested during the first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                             1 Year   3 Years  5 Years  10 Years
                                             ------   -------  -------- --------
Class E Shares
   Equity I Fund .........................   $   98    $  306    $  531   $1,177
   Equity Q Fund .........................       97       303       526    1,167
   Equity II Fund ........................      115       359       622    1,374
   Select Growth Fund ....................      137       535        --       --
   Select Value Fund .....................      127       499        --       --
   Equity III Fund .......................      119       372       644    1,420
   International Fund ....................      130       405       701    1,544
   Fixed Income I Fund ...................       68       214       373      834
   Fixed Income III Fund .................      102       318       552    1,224
   Real Estate Securities Fund ...........      144       447       772    1,691
   Emerging Markets Fund .................      220       679     1,164    2,503
   Short Term Bond Fund ..................       79       275       487    1,097
Class I Shares
   Equity I Fund .........................   $   70    $  221    $  384   $  859
   Equity Q Fund .........................       69       217       378      846
   Equity II Fund ........................       90       281       488    1,084
   Select Growth Fund ....................       91       393        --       --
   Select Value Fund .....................       81       358        --       --
   Equity III Fund .......................       94       294       510    1,132
   International Fund ....................      102       318       552    1,224
   Fixed Income I Fund ...................       41       129       225      506
   Fixed Income III Fund .................       76       237       412      919
Class S Shares
   Real Estate Securities Fund ...........   $  118    $  368    $  637   $1,408
   Emerging Markets Fund .................      195       603     1,037    2,243
   Short Term Bond Fund ..................       53       194       349      798

                        SUMMARY COMPARISON OF THE FUNDS


                    Fund                                         Focus
---------------------------------------------------    -----------------------------------------------
Equity I Fund .....................................    Income and capital growth

Equity Q Fund .....................................    Total return

Equity II Fund ....................................    Maximum total return primarily through capital
                                                       appreciation

Select Growth Fund ................................    Maximum total return primarily through capital
                                                       appreciation

Select Value Fund .................................    Maximum total return primarily through capital
                                                       appreciation

Equity III Fund ...................................    Current income

International Fund ................................    Total return

Fixed Income I Fund ...............................    Current income and diversification

Fixed Income III Fund .............................    Maximum total return primarily through capital
                                                       appreciation

Real Estate Securities Fund .......................    Total return

Emerging Markets Fund .............................    Maximum total return primarily through capital
                                                       appreciation

Short Term Bond Fund ..............................    Preservation of capital and generation of current
                                                       income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed- income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

EQUITY I FUND
-------------

Investment          To provide income and capital growth by investing
Objective           principally in equity securities.

Principal           The Equity I Fund invests primarily in common stocks of
Investment          medium and large capitalization companies, most of which are
Strategies          US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                      . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                      . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.


                      . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                    Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY Q FUND
-------------

Investment          To provide a total return greater than the total return of
Objective           the US stock market (as measured by the Russell 1000(r)
                    Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal           The Equity Q Fund invests primarily in common stocks of
Investment          medium and large capitalization companies which are
Strategies          predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                    1000 companies in the US.

                    The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(r) Index. The Russell 1000(r) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(r) Index. Each money manager performs this process independently from each other money manager.

                    The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/ cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND
--------------

Investment          To maximize total return primarily through capital
Objective           appreciation and assuming a higher level of volatility than the Equity I Fund.


Principal           The Equity II Fund invests primarily in common stocks of
Investment          small and medium capitalization companies most of which are
Strategies          US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell
                    2000(r) Index.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                      . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                      . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                      . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND
------------------

Investment          To provide capital appreciation.
Objective

Principal           The Select Growth Fund invests primarily in large and medium
Investment          capitalization stocks with some exposure to small
Strategies          capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                    1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

                    The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND
-----------------

Investment          To provide capital appreciation.
Objective

Principal           The Select Value Fund invests primarily in large and medium
Investment          capitalization value stocks with some exposure to small
Strategies          capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                    1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                    The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY III FUND
---------------

Investment          To achieve a high level of current income while maintaining
Objective           the potential for capital appreciation.

Principal           The Equity III Fund invests primarily in common stocks of
Investment          medium and large capitalization companies, most of which are
Strategies          US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                    Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                      . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                      . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND
------------------

Investment          To provide favorable total return and additional
Objective           diversification for US investors.

Principal           The International Fund invests primarily in equity
Investment          securities issued by companies domiciled outside the US and
Strategies          in depository receipts which represent ownership of
                    securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                    Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                    The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                    The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                      . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                      . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                      . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund intends to be fully invested at all times.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND
-------------------

Investment          To provide effective diversification against equities and a
Objective           stable level of cash flow by investing in fixed-income
                    securities.

Principal           The Fixed Income I Fund invests primarily in investment
Investment          grade fixed-income securities. In particular, the Fund holds
Strategies          debt securities issued or guaranteed by the US government
                    and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated.
                    From time to time, the Fund may invest in municipal debt obligations.

                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond
                    Index.

                    The Fund employs multiple money managers, each with its own expertise in the fixed- income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND
---------------------

Investment          To provide maximum total return primarily through capital
Objective           appreciation and by assuming a higher level of volatility
                    than is ordinarily expected from broad fixed- income market portfolios.

Principal           The Fixed Income III Fund invests primarily in fixed-income
Investment          securities. In particular, the Fund holds debt securities
Strategies          issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated.
                    From time to time, the Fund may invest in municipal debt obligations.

                    The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                    The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                    The Fund employs multiple money managers, each with its own expertise in the fixed- income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------

Investment          To generate a high level of total return through above
Objective           average current income while maintaining the potential for capital appreciation.

Principal           The Real Estate Securities Fund seeks to achieve its
Investment          objective by concentrating its investments in equity
Strategies          securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

                    The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

Investment          To provide maximum total return primarily through capital
Objective           appreciation and by assuming a higher level of volatility
                    than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal           The Emerging Markets Fund will primarily invest in equity
Investment          securities of companies that are located in countries with
Strategies          emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing.
                    These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                    The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                    The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                    Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                    The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                    When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                    A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------

Investment          The preservation of capital and the generation of current
Objective           income consistent with preservation of capital by investing primarily in fixed-income securities with low- volatility characteristics.

Principal           The Short Term Bond Fund invests primarily in fixed-income
Investment          securities. In particular, the Fund holds debt securities
Strategies          issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated.
                    From time to time, the Fund may invest in municipal debt obligations.

                    The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                    The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                    The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                    The Fund employs multiple money managers, each with its own expertise in the fixed- income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                    The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                    The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                    From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Risk Associated With:                          Description                          Relevant Fund
Multi-Manager                   The investment styles employed by a             All Funds
Approach                        Fund's money managers may not be
                                complementary. The interplay of the
                                various strategies employed by a Fund's
                                multiple money managers may result in a
                                Fund holding a concentration of certain
                                types of securities. This concentration
                                may be beneficial or detrimental to a
                                Fund's performance depending upon the
                                performance of those securities and the
                                overall economic environment. The
                                multi-manager approach could result in a
                                high level of portfolio turnover,
                                resulting in higher Fund brokerage
                                expenses and increased tax liability
                                from a Fund's realization of capital
                                gains.

Equity Securities               The value of equity securities will rise        Equity I
                                and fall in response to the activities          Equity II
                                of the company that issued the stock,           Equity III
                                general market conditions and/or                Equity Q
                                economic conditions.                            International
                                                                                Emerging Markets
                                                                                Real Estate Securities
                                                                                Select Growth
                                                                                Select Value

 . Value Stocks                  Investments in value stocks are subject         Equity I
                                to risks that (i) their intrinsic values        Equity II
                                may never be realized by the market or          Equity III
                                (ii) such stock may turn out not to have        Equity Q
                                been undervalued.                               International
                                                                                Select Growth
                                                                                Select Value

 . Growth Stocks                 Growth company stocks may provide               Equity I
                                minimal dividends which could otherwise         Equity II
                                cushion stock prices in a market                Equity Q
                                decline. The value of growth company            International
                                stocks may rise and fall significantly          Select Growth
                                based, in part, on investors'
                                perceptions of the company, rather than
                                on fundamental analysis of the stocks.

 . Market-Oriented               Market-oriented investments are                 Equity I
  Investments                   generally subject to the risks                  Equity II
                                associated with growth and value stocks.        Equity Q
                                                                                International

 . Securities of Small           Investments in smaller companies may            Equity II
  Capitalization                involve greater risks because these             Select Growth
  Companies                     companies generally have a limited track        Select Value
                                record. Smaller companies often have
                                narrower markets and more limited
                                managerial and financial resources than
                                larger, more established companies. As a
                                result, their performance can be more
                                volatile, which may increase the
                                volatility of a Fund's portfolio.

Fixed-Income Securities         Prices of fixed-income securities rise          Short Term Bond
                                and fall in response to interest rate           Fixed Income I
                                changes. Generally, when interest rates         Fixed Income III
                                rise, prices of fixed-income securities
                                fall. The longer the duration of the
                                security, the more sensitive the
                                security is to this risk. A 1% increase
                                in interest rates would reduce the value
                                of a $100 note by approximately one
                                dollar if it had a one-year duration,
                                but would reduce its value by
                                approximately fifteen dollars if it had
                                a 15-year duration. There is also a risk
                                that one or more of the securities will
                                be downgraded in credit rating or go
                                into default. Lower-rated bonds
                                generally have higher credit risks.

    . Non-Investment            Although lower rated debt securities            Short Term Bond
      Grade Fixed-              generally offer a higher yield than             Fixed Income III
      Income Securities         higher rated debt securities, they
                                involve higher risks. They are
                                especially subject to:

                                   .   Adverse changes in general
                                       economic conditions and in the
                                       industries in which their
                                       issuers are engaged,

                                   .   Changes in the financial
                                       condition of their issuers and

                                   .   Price fluctuations in response
                                       to changes in interest rates.

                                As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

International Securities        A Fund's return and net asset value may         International
                                be significantly affected by political          Emerging Markets
                                or economic conditions and regulatory           Short Term Bond
                                requirements in a particular country.           Fixed Income I
                                Non-US markets, economies and political         Fixed Income III
                                systems may be less stable than US
                                markets, and changes in exchange rates
                                of foreign currencies can affect the
                                value of a Fund's foreign assets. Non-US
                                laws and accounting standards typically
                                are not as strict as they are in the US
                                and there may be less public information
                                available about foreign companies.
                                Non-US securities markets may be less
                                liquid and have fewer transactions than
                                US securities markets. Additionally,
                                international markets may experience
                                delays and disruptions in securities
                                settlement procedures for a Fund's
                                portfolio securities.

    . Non-US Debt               A Fund's non-US debt securities are             Short Term Bond
      Securities                typically obligations of sovereign              Fixed Income I
                                governments and corporations. These             Fixed Income III
                                securities are particularly subject to a
                                risk of default from political
                                instability.

    . Emerging Market           Investments in emerging or developing           Emerging Markets
      Countries                 markets involve exposure to economic            Fixed Income III
                                structures that are generally less
                                diverse and mature, and to political
                                systems which have less stability than
                                those of more developed countries.
                                Emerging market securities are subject
                                to currency transfer restrictions and
                                may experience delays and disruptions in
                                securities settlement procedures for a
                                Fund's portfolio securities.

    . Instruments of US         Non-US corporations and banks issuing           Short Term Bond
      and Foreign Banks         dollar denominated instruments in the US        Fixed Income I
      and Branches and          are not necessarily subject to the same         Fixed Income III
      Foreign                   regulatory requirements that apply to US
      Corporations,             corporations and banks, such as
      Including Yankee          accounting, auditing and recordkeeping
      Bonds                     standards, the public availability of
                                information and, for banks, reserve
                                requirements, loan limitations and
                                examinations. This increases the
                                possibility that a non-US corporation or
                                bank may become insolvent or otherwise
                                unable to fulfill its obligations on
                                these instruments.

Derivatives (e.g. Futures       If a Fund incorrectly forecasts interest        Short Term Bond
Contracts, Options on           rates in using derivatives, the Fund            Fixed Income I
Futures, Interest Rate          could lose money. Price movements of a          Fixed Income III
Swaps)                          futures contract, option or structured
                                note may not be identical to price
                                movements of portfolio securities or a
                                securities index resulting in the risk
                                that, when a Fund buys a futures
                                contract or option as a hedge, the hedge
                                may not be completely effective.

Real Estate Securities          Just as real estate values go up and            Real Estate Securities
                                down, the value of the securities of
                                companies involved in the industry, and
                                in which a Fund invests, also
                                fluctuates. A Fund that invests in real
                                estate securities is also subject to the
                                risks associated with direct ownership
                                of real estate. Additional risks include
                                declines in the value of real estate,
                                changes in general and local economic
                                conditions, increases in property taxes
                                and changes in tax laws and interest
                                rates. The value of securities of
                                companies that service the real estate
                                industry may also be affected by such
                                risks.

    . REITs                     REITs may be affected by changes in the         Real Estate Securities
                                value of the underlying properties owned
                                by the REITs and by the quality of any
                                credit extended. Moreover, the
                                underlying portfolios of REITs may not
                                be diversified, and therefore are
                                subject to the risk of financing a
                                single or a limited number of projects.
                                REITs are also dependent upon management
                                skills and are subject to heavy cash
                                flow dependency, defaults by borrowers,
                                self-liquidation and the possibility off
                                ailing either to qualify for tax-free
                                pass through of income under federal tax
                                laws or to maintain their exemption from
                                certain federal securities laws.

Municipal Obligations           Municipal obligations are affected by           Fixed Income I
                                economic, business or political                 Fixed Income III
                                developments. These securities may be           Short Term Bond
                                subject to provisions of litigation,
                                bankruptcy and other laws affecting the
                                rights and remedies of creditors, or may
                                become subject to future laws extending
                                the time for payment of principal and/or
                                interest, or limiting the rights of
                                municipalities to levy taxes.

Repurchase Agreements           Under a repurchase agreement, a bank or         Fixed Income I
                                broker sells securities to a Fund and           Fixed Income III
                                agrees to repurchase them at the Fund's         Short Term Bond
                                cost plus interest. If the value of the
                                securities declines and the bank or
                                broker defaults on its repurchase
                                obligation, a Fund could incur a loss.

Exposing Liquidity              By exposing its liquidity reserves to           Equity I
Reserves to Equity              the equity market, principally by use of        Equity II
Markets                         equity futures, a Fund's performance            Equity III
                                tends to correlate more closely to the          Equity Q
                                performance of the market as a whole.           International
                                However, the market performance of              Real Estate Securities
                                equity futures may not correlate                Select Growth
                                precisely to the performance of the             Select Value
                                stock market. This approach increases a
                                Fund's performance if equity markets
                                rise and reduces a Fund's performance if
                                equity markets decline.

Securities Lending              If a borrower of a Fund's securities            All Funds
                                fails financially, the Fund's recovery
                                of the loaned securities may be delayed
                                or the Fund may lose its rights to the
                                collateral which could result in a loss
                                to a Fund.

                             MANAGEMENT OF THE FUNDS

     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

     FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     .    Randall Lert, who has been Chief Investment Officer since June 1989.

     . Mark Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

     . Randal Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

     . Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

     . James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

     . Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Symon Parish, who has been a Portfolio Manager of Russell Investment Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

     . Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

     . James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

     . James Jornlin has primary responsibility for the management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.60%; Equity Q Fund, 0.60%; Equity II Fund, 0.75%; Select Growth Fund, 0.85%; Select Value Fund 0.75%; Equity III Fund, 0.60%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.20%; and Short Term Bond Fund, 0.50%. Of these aggregate amounts 0.05% is attributable to administrative services.

     For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.89%.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.79%.

     For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, February 28, 2002, a portion of its transfer agent fees to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

     Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.


                               THE MONEY MANAGERS

     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.


                               PORTFOLIO TURNOVER

     The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                                   Payable                                Funds
--------                                   -------                                -----
Quarterly ...................   Mid: April, July, October and         Equity I, Equity III, Equity Q,
                                December                              Real Estate Securities, Short
                                                                      Term Bond, Fixed Income I,
                                                                      Fixed Income III and Select
                                                                      Value Funds

Annually ....................   Mid-December                          International, Emerging Markets,
                                                                      Equity II and Select Growth
                                                                      Funds


Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid- December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                      TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q, Real Estate Securities, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

     By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

     Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

     The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds offer multiple Classes of Shares: Class E Shares and Class I Shares. The Emerging Markets, Real Estate Securities and Short Term Bond Funds offer multiple Classes of Shares: Class E Shares and Class S Shares. The Select Growth and Select Value Funds offer multiple Classes of Shares: Class E Shares and Class I Shares.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class I and Class S Shares do not participate in the shareholder servicing plan.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     Minimum Investment for the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds. For each of the Class E and Class I Shares of these Funds, there is a $250,000 minimum initial investment for each account in each Fund.

     Minimum Investment for the Emerging Markets, Real Estate Securities and Short Term Bond Funds. For each of the Class E and Class S Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund.

     Minimum Investment for the Select Growth and Select Value Funds. For the Class E Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund. For the Class I Shares of these Funds, there is a minimum initial investment of $250,000 for each account in each Fund.

     Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     Financial Intermediaries may charge their customers a fee for providing investment-related services.

     Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

Paying for Shares

     You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

     Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

     For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

     You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

     You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

     You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

     Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

By Mail or Telephone

     Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund on the basis of the current net asset value per Share at the time of the exchange. Shares offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

     Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

     You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

     The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

By Check

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.


                              WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:

          A description of the request

          The name of the Fund(s)

          The class of shares, if applicable

          The account number(s)

          The amount of money or number of shares being purchased, exchanged, transferred or redeemed

          The name(s) on the account(s)

          The signature(s) of all registered account owners

          For exchanges, the name of the Fund you are exchanging into

          Your daytime telephone number

Signature Requirements Based on Account Type

Account Type                            Requirements for Written Requests

Individual, Joint Tenants, Tenants in   Written instructions must be signed by
Common                                  each shareholder, exactly as the names
                                        appear in the account registration.

UGMA or UTMA (custodial accounts        Written instructions must be signed by
for minors)                             the custodian in his/her capacity as it
                                        appears in the account registration.

Corporation, Association                Written instructions must be signed by
                                        authorized person(s), stating his/her
                                        capacity as indicated by corporate
                                        resolution to act on the account and a
                                        copy of the corporate resolution,
                                        certified within the past 90 days,
                                        authorizing the signer to act.

Estate, Trust, Pension, Profit Sharing  Written instructions must be signed by
Plan all trustees. If the name of the trustee(s) does not appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

Joint tenancy shareholders whose co-    Written instructions must be signed by
tenants are deceased                    the surviving tenant(s). A certified
                                        copy of the death certificate must
                                        accompany the request.

Signature Guarantee

     Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.


                                ACCOUNT POLICIES

Third Party Transactions

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

     For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.


                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown.

Equity I Fund--Class E Shares

                                                              2000*     1999**
                                                            -------    -------

Net Asset Value, Beginning of Period ....................   $ 37.51    $ 38.01
                                                            -------    -------
Income From Operations
  Net investment income (a) .............................       .11        .13
  Net realized and unrealized gain (loss) ...............     (1.64)      3.11
                                                            -------    -------
    Total income from operations ........................     (1.53)      3.24
                                                            -------    -------
Distributions
  From net investment income ............................      (.14)      (.12)
  From net realized gain ................................      (.63)     (3.62)
                                                            -------    -------
    Total distributions .................................      (.77)     (3.74)
                                                            -------    -------
Net Asset Value, End of Period ..........................   $ 35.21    $ 37.51
                                                            =======    =======

Total Return (%) (b) ....................................     (4.02)      8.97
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ..............    43,171     49,284
  Ratios to average net assets (%)(c):
    Operating Expenses ..................................       .96        .95
    Net investment income ...............................       .38        .57

  Portfolio turnover rate (%) ...........................    144.37     111.56

*    For the ten months ended October 31, 2000.

**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation
(b)  Periods less than one year are not annualized

(c)  The ratios for periods less than one year are annualized.

Equity I Fund -- Class I Shares

                                                                                     Year Ended December 31,
                                                            -------------------------------------------------------------------
                                               2000*           1999           1998           1997          1996         1995
                                             ----------     -----------    ----------     ----------     ---------    ---------
Net Asset Value, Beginning of Period .....   $    37.46     $     35.17    $    30.51     $    30.34     $   28.00    $   23.32
                                             ----------     -----------    ----------     ----------     ---------    ---------
Income From Operations
  Net investment income (a) ..............          .19             .27           .27            .34           .42          .52
  Net realized and unrealized gain
    (loss) ...............................        (1.63)           6.18          7.10           8.89          5.96         7.71
                                             ----------     -----------    ----------     ----------     ---------    ---------
    Total income from operations .........        (1.44)           6.45          7.37           9.23          6.38         8.23
                                             ----------     -----------    ----------     ----------     ---------    ---------
Distributions
  From net investment income .............         (.18)           (.28)         (.27)          (.34)         (.42)        (.52)
  From net realized gain .................         (.63)          (3.88)        (2.44)         (8.72)        (3.62)       (3.03)
                                             ----------     -----------    ----------     ----------     ---------    ---------
    Total distributions ..................         (.81)          (4.16)        (2.71)         (9.06)        (4.04)       (3.55)
                                             ----------     -----------    ----------     ----------     ---------    ---------
Net Asset Value, End of Period ...........   $    35.21     $     37.46    $    35.17     $    30.51     $   30.34    $   28.00
                                             ==========     ===========    ==========     ==========     =========    =========
Total Return (%) (b)(c) ..................        (3.80)          18.98         25.10          32.02         23.58        35.94
Ratios/Supplemental Data:
  Net Assets, end of period
    (in thousands) .......................    1,456,456       1,632,783     1,381,704      1,136,373       961,953      751,497
  Ratios to average net assets (%)(c)(d):
    Operating Expenses ...................          .69             .69           .70            .70           .71          .59
    Net investment income ................          .64             .72           .82            .96          1.38         1.91

  Portfolio turnover rate (%) ............       144.37          111.56        100.68         110.75         99.51        92.04

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d)  The ratios for periods less than one year are annualized.

Equity Q Fund -- Class E Shares

                                                         2000*          1999**
                                                      ----------    -----------
Net Asset Value, Beginning of Period ..............   $    41.58    $     42.99
                                                      ----------    -----------
Income From Operations

  Net investment income (a) .......................          .13            .14
  Net realized and unrealized gain (loss) .........         (.12)          4.35
                                                      ----------    -----------
    Total income from operations ..................          .01           4.49
                                                      ----------    -----------
Distributions

  From net investment income ......................         (.13)          (.24)
  From net realized gain ..........................         (.76)         (5.66)
                                                      ----------    -----------
    Total distributions ...........................         (.89)         (5.90)
                                                      ----------    -----------
Net Asset Value, End of Period ....................   $    40.70    $     41.58
                                                      ==========    ===========

Total Return (%) (b) ..............................          .17          11.01

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ........       25,205         30,746
  Ratios to average net assets (%)(c):
    Operating expenses, net .......................          .95            .94
    Operating expenses, gross .....................          .96             --
    Net investment income .........................          .39            .55

  Portfolio turnover rate (%) .....................        59.91          90.16

*    For the ten months ended October 31, 2000.

**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation
(b)  Periods less than one year are not annualized

(c)  The ratios for periods less than one year are annualized.

Equity Q Fund -- Class I Shares


                                                                                     Year Ended December 31,
                                                                  -----------------------------------------------------------------
                                                        2000*        1999            1998          1997         1996        1995
                                                     ----------   -----------    ------------   ----------   ----------   ---------
Net Asset Value, Beginning of Period .............   $    41.55   $     40.22    $      35.90   $    32.94   $    30.40   $   24.43
                                                     ----------   -----------    ------------   ----------   ----------   ---------
Income From Operations
  Net investment income (a) ......................          .22           .34             .32          .44          .58         .59
  Net realized and unrealized gain (loss) ........         (.11)         8.03            8.53        10.01         6.33        8.52
                                                     ----------   -----------    ------------   ----------   ----------   ---------
    Total income from operations .................          .11          8.37            8.85        10.45         6.91        9.11
                                                     ----------   -----------    ------------   ----------   ----------   ---------
Distributions
  From net investment income .....................         (.21)         (.38)           (.32)        (.44)        (.59)       (.61)

  From net realized gain .........................         (.76)        (6.66)          (4.21)       (7.05)       (3.78)      (2.53)

                                                     ----------   -----------    ------------   ----------   ----------   ---------
    Total distributions ..........................         (.97)        (7.04)          (4.53)       (7.49)       (4.37)      (3.14)

                                                     ----------   -----------    ------------   ----------   ----------   ---------
Net Asset Value, End of Period ...................   $    40.69   $     41.55    $      40.22   $    35.90   $    32.94   $   30.40
                                                     ==========   ===========    ============   ==========   ==========   =========

Total Return (%) (b)(d) ..........................          .40         21.96           25.98        33.07        23.67       37.91

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) .......    1,355,536     1,363,336       1,175,900      987,760      818,281     620,259
  Ratios to average net assets (%)(c)(d):
    Operating Expenses ...........................          .68           .69             .69          .68          .71         .58
    Net investment income ........................          .66           .80             .85         1.17         1.80        2.07

Portfolio turnover rate (%) ......................        59.91         90.16           74.56        94.89        74.59       74.00

*    For the ten months ended October 31, 2000
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d)  The ratios for periods less than one year are annualized.

Equity II Fund -- Class E Shares


                                                         2000*         1999**
                                                       ---------     ---------
Net Asset Value, Beginning of Period ...............   $   35.71     $   31.37
                                                       ---------     ---------
Income From Operations

  Net investment income (a).........................         .03           .02
  Net realized and unrealized gain (loss) ..........        3.32          5.99
                                                       ---------     ---------
    Total income from operations ...................        3.35          6.01
                                                       ---------     ---------
Distributions

  From net investment income .......................        (.02)         (.01)
  From net realized gain ...........................        (.71)        (1.66)
                                                       ---------     ---------
    Total distributions ............................        (.73)        (1.67)
                                                       ---------     ---------
Net Asset Value, End of Period .....................   $   38.33     $   35.71
                                                       =========     =========

Total Return (%) (b) ...............................        9.49         19.55

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) .........      35,498        33,525
  Ratios to average net assets (%)(c):
    Operating Expenses .............................        1.13          1.17
    Net investment income ..........................         .10           .09

Portfolio turnover rate (%) ........................      137.51        111.89

*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation
(b)  Periods less than one year are not annualized
(c)  The ratios for periods less than one year are annualized.

Equity II Fund--Class I Shares

                                                                                  Year Ended December 31,
                                                                 --------------------------------------------------------
                                                       2000*       1999        1998        1997        1996        1995
                                                     --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period .............   $  35.71    $  30.94    $  32.96    $  30.05    $  28.88    $  25.00
                                                     --------    --------    --------    --------    --------    --------

Income From Operations

  Net investment income (a) ......................        .11         .10         .09         .11         .16         .27
  Net realized and unrealized gain (loss) ........       3.33        6.68         .04        8.11        4.96        6.80
                                                     --------    --------    --------    --------    --------    --------

    Total income from operations .................       3.44        6.78         .13        8.22        5.12        7.07
                                                     --------    --------    --------    --------    --------    --------
Distributions

  From net investment income .....................       (.09)       (.10)       (.10)       (.11)       (.16)       (.29)
  From net realized gain .........................       (.71)      (1.91)      (2.05)      (5.20)      (3.79)      (2.90)
                                                     --------    --------    --------    --------    --------    --------

    Total distributions ..........................       (.80)      (2.01)      (2.15)      (5.31)      (3.95)      (3.19)
                                                     --------    --------    --------    --------    --------    --------

Net Asset Value, End of Period ...................   $  38.35    $  35.71    $  30.94    $  32.96    $  30.05    $  28.88
                                                     ========    ========    ========    ========    ========    ========


Total Return (%) (b)(c) ..........................       9.73       22.60         .70       28.66       18.51       28.67

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) .......    769,096     752,530     533,819     482,159     365,955     279,566
  Ratios to average net assets (%)(c)(d):
    Operating Expenses ...........................        .88         .92         .91         .92         .95         .83
    Net investment income ........................        .35         .31         .29         .35         .52         .97

  Portfolio turnover rate (%) ....................     137.51      111.89      128.87      103.00      120.78       89.31


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d)  The ratios for periods less than one year are annualized.

Equity III Fund -- Class E Shares




                                                           2000*       1999**
                                                          -------     -------
Net Asset Value, Beginning of Period ................     $ 26.18     $ 30.27
                                                          -------     -------
Income From Operations

  Net investment income (a) .........................         .20         .21
  Net realized and unrealized gain (loss) ...........         .15       (2.12)
                                                          -------     -------
    Total income from operations ....................         .35       (1.91)
                                                          -------     -------
Distributions

  From net investment income ........................        (.21)       (.25)
  From net realized gain ............................          --       (1.93)
                                                          -------     -------
    Total distributions .............................        (.21)      (2.18)
                                                          -------     -------
Net Asset Value, End of Period ......................     $ 26.32     $ 26.18
                                                          =======     =======


Total Return (%) (b) ................................        1.40       (6.13)

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ..........       6,327       7,927
  Ratios to average net assets (%)(c):
    Operating Expenses ..............................        1.17        1.03
    Net investment income ...........................         .97        1.25

  Portfolio turnover rate (%) .......................      108.39      146.28

*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Equity III Fund--Class I Shares

                                                                               Year Ended December 31,
                                                              --------------------------------------------------------
                                                    2000*       1999        1998        1997        1996        1995
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ..........   $  26.18    $  29.12    $  29.80    $  29.68    $  29.11    $  24.18
                                                  --------    --------    --------    --------    --------    --------

Income From Operations

  Net investment income (a) ...................        .25         .40         .47         .60         .70         .82
  Net realized and unrealized gain (loss) .....        .15        (.41)       2.75        8.69        5.10        7.73
                                                  --------    --------    --------    --------    --------    --------
    Total income from operations ..............        .40        (.01)       3.22        9.29        5.80        8.55
                                                  --------    --------    --------    --------    --------    --------
Distributions

  From net investment income ..................       (.25)       (.40)       (.47)       (.61)       (.71)       (.83)
  From net realized gain ......................         --       (2.53)      (3.43)      (8.56)      (4.52)      (2.79)
                                                  --------    --------    --------    --------    --------    --------
    Total distributions .......................       (.25)      (2.93)      (3.90)      (9.17)      (5.23)      (3.62)
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period ................   $  26.33    $  26.18    $  29.12    $  29.80    $  29.68    $  29.11
                                                  ========    ========    ========    ========    ========    ========


Total Return (%) (b)(c) .......................       1.59         .25       11.53       33.13       20.90       35.96

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ....    129,405     168,361     210,491     242,112     221,778     222,541
  Ratios to average net assets (%)(c)(d):
    Operating Expenses ........................        .92         .79         .74         .78         .79         .65
    Net investment income .....................       1.22        1.39        1.54        1.77        2.23        2.90

  Portfolio turnover rate (%) .................     108.39      146.28      135.53      128.86      100.78      103.40


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d)  The ratios for periods less than one year are annualized.

International Fund -- Class E Shares


                                                             2000*     1999**
                                                           -------    -------

Net Asset Value, Beginning of Period ....................  $ 46.68    $ 39.07
                                                           -------    -------
Income From Operations

  Net investment income (a) .............................      .53        .24
  Net realized and unrealized gain (loss) ...............    (6.26)      9.73
                                                           -------    -------
    Total income from operations ........................    (5.73)      9.97
                                                           -------    -------
Distributions

  From net investment income ............................       --       (.38)
  From net realized gain ................................    (1.44)     (1.98)
                                                           -------    -------
    Total distributions .................................    (1.44)     (2.36)
                                                           -------    -------
Net Asset Value, End of Period ..........................  $ 39.51    $ 46.68
                                                           =======    =======


Total Return (%) (b) ....................................   (12.59)     25.87

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ..............   25,984     30,541
  Ratios to average net assets (%)(c):
    Operating Expenses ..................................     1.28       1.27
    Net investment income ...............................     1.50        .92

  Portfolio turnover rate (%) ...........................   105.17     118.99

*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

International Fund--Class I Shares

                                                                                  Year Ended December 31,
                                                                ------------------------------------------------------------
                                                     2000*         1999          1998         1997        1996        1995
                                                  ----------    ----------    ----------    --------    --------    --------
Net Asset Value, Beginning of Period ..........   $    46.67    $    38.03    $    34.60    $  37.39    $  36.26    $  34.28
                                                  ----------    ----------    ----------    --------    --------    --------

Income From Operations

  Net investment income (a) ...................          .64           .43           .52         .46         .44         .48
  Net realized and unrealized gain (loss) .....        (6.27)        10.93          4.10        (.28)       2.41        3.16
                                                  ----------    ----------    ----------    --------    --------    --------
    Total income from operations ..............        (5.63)        11.36          4.62         .18        2.85        3.64
                                                  ----------    ----------    ----------    --------    --------    --------

Distributions

  From net investment income ..................           --          (.48)         (.59)       (.55)       (.35)       (.72)
  From net realized gain ......................        (1.44)        (2.24)         (.60)      (2.42)      (1.37)       (.94)
                                                  ----------    ----------    ----------    --------    --------    --------

    Total distributions .......................        (1.44)        (2.72)        (1.19)      (2.97)      (1.72)      (1.66)
                                                  ----------    ----------    ----------    --------    --------    --------

Net Asset Value, End of Period ................   $    39.60    $    46.67    $    38.03    $  34.60    $  37.39    $  36.26
                                                  ==========    ==========    ==========    ========    ========    ========


Total Return (%) (b)(c) .......................       (12.38)        30.46         13.52         .58        7.98       10.71

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ....    1,104,284     1,263,676     1,013,679     972,735     944,380     796,777
  Ratios to average net assets (%)(c)(d):
    Operating expenses, net ...................         1.00          1.00           .98        1.00        1.04         .88
    Operating expenses, gross .................         1.00          1.00           .98        1.00        1.05         .89
    Net investment income .....................         1.76          1.07          1.38        1.14        1.20        1.41

  Portfolio turnover rate (%) .................       105.17        118.99         64.47       79.45       42.69       36.78


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d)  The ratios for periods less than one year are annualized.

Fixed Income I Fund -- Class E Shares

                                                              2000*     1999**
                                                            -------    -------

Net Asset Value, Beginning of Period ...................... $ 20.30    $ 21.25
                                                            -------    -------

Income From Operations

  Net investment income (a) ...............................    1.07        .74
  Net realized and unrealized gain (loss) .................     .40       (.81)
                                                            -------    -------

    Total income from operations ..........................    1.47       (.07)
                                                            -------    -------

Distributions

  From net investment income ..............................    (.98)      (.88)
                                                            -------    -------


Net Asset Value, End of Period ............................ $ 20.79    $ 20.30
                                                            =======    =======


Total Return (%) (b) ......................................    7.36       (.32)

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ................  33,322     35,950
  Ratios to average net assets (%)(c):
    Operating expenses, net ...............................     .67        .66
    Operating expenses, gross .............................     .68        .66
    Net investment income .................................    6.31       5.79

  Portfolio turnover rate (%) .............................  117.94     138.69

*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Fixed Income I Fund--Class I Shares

                                                                                Year Ended December 31,
                                                              ----------------------------------------------------------
                                                    2000*        1999         1998        1997        1996        1995
                                                  --------    ----------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ..........   $  20.27    $    21.76    $  21.51    $  20.99    $  21.59    $  19.59
                                                  --------    ----------    --------    --------    --------    --------

Income From Operations

  Net investment income (a) ...................       1.13          1.28        1.32        1.37        1.38        1.42
  Net realized and unrealized gain (loss)......        .39         (1.50)        .45         .54        (.62)       2.02
                                                  --------    ----------    --------    --------    --------    --------
    Total income from operations ..............       1.52          (.22)       1.77        1.91         .76        3.44
                                                  --------    ----------    --------    --------    --------    --------

Distributions

  From net investment income ..................      (1.00)        (1.25)      (1.31)      (1.39)      (1.36)      (1.44)
  From net realized gain ......................         --          (.02)       (.21)         --          --          --
                                                  --------    ----------    --------    --------    --------    --------
    Total distributions .......................      (1.00)        (1.27)      (1.52)      (1.39)      (1.36)      (1.44)
                                                  --------    ----------    --------    --------    --------    --------

Net Asset Value, End of Period ................   $  20.79    $    20.27    $  21.76    $  21.51    $  20.99    $  21.59
                                                  ========    ==========    ========    ========    ========    ========


Total Return (%) (b)(c) .......................       7.63         (1.04)       8.37        9.42        3.75       18.03

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ....    902,895     1,051,362     978,491     798,252     662,899     638,317
  Ratios to average net assets (%)(c)(d):
    Operating Expenses ........................        .40           .39         .39         .42         .42         .35
    Net investment income .....................       6.59          6.05        6.03        6.54        6.57        6.82

  Portfolio turnover rate (%) .................     117.94        138.69      226.70      165.81      147.31      138.05

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d) The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class E Shares

                                                             2000*     1999**
                                                           -------    -------
Net Asset Value, Beginning of Period ..................... $  9.61    $ 10.12
                                                           -------    -------

Income From Operations

  Net investment income (a) ..............................     .51        .35
  Net realized and unrealized gain (loss) ................     .11       (.43)
                                                           -------    -------
    Total income from operations .........................     .62       (.08)
                                                           -------    -------

Distributions

  From net investment income .............................    (.46)      (.43)


Net Asset Value, End of Period ........................... $  9.77    $  9.61
                                                           =======    =======


Total Return (%) (b) .....................................    6.55       (.83)

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ...............   5,362      2,367
  Ratios to average net assets (%)(c):
    Operating expenses, net ..............................     .99        .94
    Operating expenses, gross ............................    1.15        .94
    Net investment income ................................    6.37       5.63

  Portfolio turnover rate (%) ............................  108.08     131.38

*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Fixed Income III Fund--Class I Shares


                                                                          Year Ended December 31,
                                                               --------------------------------------------
                                                     2000*        1999        1998        1997        1996
                                                   --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ..........    $   9.59    $  10.22    $  10.42    $  10.17    $  10.34
                                                   --------    --------    --------    --------    --------

Income From Operations

  Net investment income (a) ...................         .53         .59         .62         .63         .64
  Net realized and unrealized gain (loss) .....         .11        (.62)        .08         .32        (.16)
                                                   --------    --------    --------    --------    --------
    Total income from operations ..............         .64        (.03)        .70         .95         .48
                                                   --------    --------    --------    --------    --------

Distributions

  From net investment income ..................        (.47)       (.60)       (.62)       (.64)       (.65)
  From net realized gain ......................          --          --        (.28)       (.06)         --
                                                   --------    --------    --------    --------    --------
    Total distributions .......................        (.47)       (.60)       (.90)       (.70)       (.65)
                                                   --------    --------    --------    --------    --------
Net Asset Value, End of Period ................    $   9.76    $   9.59    $  10.22    $  10.42    $  10.17
                                                   ========    ========    ========    ========    ========


Total Return (%) (b) ..........................        6.75        (.29)       6.80        9.64        4.88

Ratios/Supplemental Data:

  Net Assets, end of period (in thousands) ....     456,160     467,268     462,190     382,433     292,077
  Ratios to average net assets (%)(c):
    Operating expenses, net ...................         .73         .69         .67         .70         .73
    Operating expenses, gross .................         .74         .69         .67         .70         .73
    Net investment income .....................        6.58        5.91        5.91        6.13        6.32

  Portfolio turnover rate (%) .................      108.08      131.38      342.49      274.84      144.26


*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Real Estate Securities Fund -- Class E Shares

                                                                         Year Ended December 31,
                                                                 ----------------------------------------
                                                       2000*      1999        1998       1997      1996**
                                                      ------     ------     -------     ------     ------
Net Asset Value, Beginning of Period ..........       $22.76     $24.27     $ 31.02     $29.18     $26.67
                                                      ------     ------     -------     ------     ------
Income From Operations
  Net investment income (a) ...................          .98       1.28        1.26       1.14        .24
  Net realized and unrealized gain (loss) .....         3.14      (1.24)      (6.12)      3.95       3.85
                                                      ------     ------     -------     ------     ------
    Total income from operations ..............         4.12        .04       (4.86)      5.09       4.09
                                                      ------     ------     -------     ------     ------
Distributions
  From net investment income ..................         (.81)     (1.55)      (1.43)     (1.04)      (.32)
  From net realized gain ......................           --         --        (.46)     (2.21)     (1.26)
                                                      ------     ------     -------     ------     ------
    Total distributions .......................         (.81)     (1.55)      (1.89)     (3.25)     (1.58)
                                                      ------     ------     -------     ------     ------
Net Asset Value, End of Period ................       $26.07     $22.76     $ 24.27     $31.02     $29.18
                                                      ======     ======     =======     ======     ======

Total Return (%) (b) ..........................        18.24        .30      (16.25)     18.20      15.75
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ....        9,094      7,134         843        388        101
  Ratios to average net assets (%)(c):
    Operating Expenses ........................         1.41       1.39        1.47       1.71       1.77
    Net investment income .....................         4.78       5.42        4.90       3.94       5.31

  Portfolio turnover rate (%) .................        53.30      42.69       42.58      49.40      51.75

*    For the ten months ended October 31, 2000.
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Real Estate Securities Fund -- Class S Shares

                                                                              Year Ended December 31,
                                                              --------------------------------------------------------
                                                    2000*       1999        1998        1997        1996        1995
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ..........   $  22.86    $  24.44    $  30.86    $  29.19    $  23.51    $  22.53
                                                  --------    --------    --------    --------    --------    --------
Income From Operations
  Net investment income (a) ...................       1.04        1.30        1.34        1.36        1.39        1.32
  Net realized and unrealized gain (loss) .....       3.15       (1.20)      (6.13)       3.93        6.89        1.03
                                                  --------    --------    --------    --------    --------    --------
    Total income from operations ..............       4.19         .10       (4.79)       5.29        8.28        2.35
                                                  --------    --------    --------    --------    --------    --------
Distributions
  From net investment income ..................       (.83)      (1.68)      (1.17)      (1.41)      (1.34)      (1.35)
  From net realized gain ......................         --          --        (.46)      (2.21)      (1.26)      (0.02)
                                                  --------    --------    --------    --------    --------    --------
    Total distributions .......................       (.83)      (1.68)      (1.63)      (3.62)      (2.60)      (1.37)
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period ................   $  26.22    $  22.86    $  24.44    $  30.86    $  29.19    $  23.51
                                                  ========    ========    ========    ========    ========    ========

Total Return (%) (b) ..........................      18.53         .55      (15.94)      18.99       36.81       10.87
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ....    669,529     589,300     576,326     615,483     445,619     290,990
  Ratios to average net assets (%)(c):
    Operating Expenses ........................       1.16        1.14        1.05        1.02        1.04        1.04
    Net investment income .....................       5.00        5.41        4.93        4.57        5.64        6.10

  Portfolio turnover rate (%) .................      53.30       42.69       42.58       49.40       51.75       23.49

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Emerging Markets Fund -- Class E Shares

                                                    Year Ended December 31,
                                                    -----------------------
                                                   2000*      1999     1998**
                                                  -------    ------    ------
Net Asset Value, Beginning of Period ...........  $ 12.51    $ 8.48    $ 7.37
                                                  -------    ------    ------
Income From Operations
  Net investment income (a) ....................     (.03)     (.04)     (.02)
  Net realized and unrealized gain (loss) ......    (3.20)     4.14      1.13
                                                  -------    ------    ------
    Total income from operations ...............    (3.23)     4.10      1.11
                                                  -------    ------    ------
Distributions
  From net investment income ...................     (.04)     (.07)       --
                                                  -------    ------    ------
Net Asset Value, End of Period .................  $  9.24    $12.51    $ 8.48
                                                  =======    ======    ======

Total Return (%) (b) ...........................   (25.90)    48.71     15.06
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) .....    6,388     6,314        39
  Ratios to average net assets (%)(c)(d):
    Operating expenses, net ....................     2.16      2.17        --
    Operating expenses, gross ..................     2.17      2.17        --
    Net investment income ......................     (.30)     (.40)       --

  Portfolio turnover rate (%) ..................    73.11     94.85     59.35

*    For the ten months ended October 31, 2000.
**   For the period September 22, 1998 (commencement of sale) to December 31,
     1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for the periods less than one year are annualized.
(d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Emerging Markets Fund -- Class S Shares

                                                                              Year Ended December 31,
                                                              --------------------------------------------------------
                                                    2000*       1999        1998        1997        1996        1995
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ..........   $  12.52    $   8.48    $  11.79    $  12.35    $  11.16    $  12.25
                                                  --------    --------    --------    --------    --------    --------
Income From Operations
  Net investment income (a)** .................         --         .03         .12         .14         .10         .11
  Net realized and unrealized gain (loss) .....      (3.21)       4.10       (3.35)       (.56)       1.26       (1.12)
                                                  --------    --------    --------    --------    --------    --------
    Total income from operations ..............      (3.21)       4.13       (3.23)       (.42)       1.36       (1.01)
                                                  --------    --------    --------    --------    --------    --------
Distributions
  From net investment income ..................       (.06)       (.09)       (.08)       (.14)       (.17)       (.05)
  From net realized gain ......................         --          --          --          --          --        (.03)
                                                  --------    --------    --------    --------    --------    --------
    Total distributions .......................       (.06)       (.09)       (.08)       (.14)       (.17)       (.08)
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period ................   $   9.25    $  12.52    $   8.48    $  11.79    $  12.35    $  11.16
                                                  ========    ========    ========    ========    ========    ========

Total Return (%) (b)(c) .......................     (25.79)      49.03      (27.57)      (3.45)      12.26       (8.21)
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ....    359,201     430,794     294,349     333,052     271,490     172,673
  Ratios to average net assets (%)(c)(d):
    Operating expenses, net ...................       1.91        1.91        1.75        1.64        1.71        1.75
    Operating expenses, gross .................       1.92        1.91        1.75        1.64        1.72        1.80
    Net investment income .....................       (.02)        .26        1.20         .87         .77         .88

  Portfolio turnover rate (%) .................      73.11       94.85       59.35       50.60       34.62       71.16

*    For the ten months ended October 31, 2000.
**   Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d)  The ratios for periods less than one year are annualized.

Short Term Bond Fund -- Class E Shares




                                                            2000*      1999**
                                                           -------    -------
Net Asset Value, Beginning of Period ....................  $ 37.51    $ 38.01
                                                           -------    -------
Income From Operations
  Net investment income (a) .............................      .11        .13
  Net realized and unrealized gain (loss) ...............    (1.64)      3.11
                                                           -------    -------
    Total income from operations ........................    (1.53)      3.24
                                                           -------    -------
Distributions
  From net investment income ............................     (.14)      (.12)
  From net realized gain ................................     (.63)     (3.62)
                                                           -------    -------
    Total distributions .................................     (.77)     (3.74)
                                                           -------    -------
Net Asset Value, End of Period ..........................  $ 35.21    $ 37.51
                                                           =======    =======

Total Return (%) (b) ....................................    (4.02)      8.97
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ..............   43,171     49,284
  Ratios to average net assets (%)(c):
    Operating Expenses ..................................      .96        .95
    Net investment income ...............................      .38        .57

  Portfolio turnover rate (%) ...........................   144.37     111.56

*    For the ten months ended October 31, 2000.
**   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation
(b)  Periods less than one year are not annualized
(c)  The ratios for periods less than one year are annualized.

Short Term Bond Fund -- Class S Shares

                                                                               Year Ended December 31,
                                                              --------------------------------------------------------
                                                   2000*        1999        1998        1997        1996        1995
                                                  --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period ..........   $  18.03    $  18.46    $  18.35    $  18.36    $  18.55    $  17.98
                                                  --------    --------    --------    --------    --------    --------
Income From Operations
  Net investment income (a) ...................        .91         .90         .99        1.08        1.04        1.16
  Net realized and unrealized gain (loss) .....        .09        (.36)        .11           -        (.19)        .59
                                                  --------    --------    --------    --------    --------    --------
    Total income from operations ..............       1.00         .54        1.10        1.08         .85        1.75
                                                  --------    --------    --------    --------    --------    --------
Distributions
  From net investment income ..................       (.81)       (.97)       (.99)      (1.09)      (1.04)      (1.18)
                                                  --------    --------    --------    --------    --------    --------

Net Asset Value, End of Period ................   $  18.22    $  18.03    $  18.46    $  18.35    $  18.36    $  18.55
                                                  ========    ========    ========    ========    ========    ========

Total Return (%) (b)(c) .......................       5.64        3.03        6.09        6.02        4.76        9.95
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands) ....    422,884     447,590     260,539     229,470     222,983     183,577
  Ratios to average net assets (%)(c)(d):
    Operating expenses, net ...................        .64         .74         .66         .66         .70         .58
    Operating expenses, gross .................        .66         .74         .66         .66         .70         .58
    Net investment income .....................       6.00        5.22        5.37        5.70        5.70        6.41

  Portfolio turnover rate (%) .................      92.31      177.08      129.85      213.14      264.40      269.31

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d)  The ratios for periods less than one year are annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                                 Equity I Fund


     Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000, Minneapolis, MN 55402.

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

     Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

     Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA
     02116-3741.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI 53051.

     Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY 10019.

     Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.


                                 Equity Q Fund


     Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105.

     Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

     J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                                Equity II Fund


     CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

     GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

     Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA 98101.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.


                              Select Growth Fund


     CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San Diego, CA 92101.

     Fuller & Thaler Asset Management, 411 Borel Avenue, Suite 402, San Mateo, CA 94402.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI 53051.

     TCW Investment Management Co., 865 Figueroa Street, Los Angeles, CA 90017.

     Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.


                               Select Value Fund


     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

     MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA
     02116-3741.

     Systematic Financial Management, L.P., 6900 College Boulevard, Suite 570, Overland Park, KS 66211.


                                Equity III Fund


     Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105.

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.


                              International Fund


     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY
     10153-0185.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-2703.

     Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA 02109.

     J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

     Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

     The Boston Company Asset Management, LLC., One Boston Place, 14th Floor, Boston, MA 02108-4402.


                              Fixed Income I Fund


     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

     Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.


                             Fixed Income III Fund


     Lazard Asset Management (a division of Lazard Fieres & Company LLC), 30 Rockefeller Plaza, New York, NY 10112-6300.

     Miller, Anderson & Sherrerd, LLP, One Tower Bridge, W. Conshohocken, PA 19428-2899.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

     Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.


                          Real Estate Securities Fund


     AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.

     Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

     Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, 2nd Floor, Chicago, IL 60603.


                             Emerging Markets Fund


     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

     Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

     Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th Floor, New York, NY 10019.

                             Short Term Bond Fund

     BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY 10154.

     Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge.

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and I Shares:
    Equity I Fund
    Equity Q Fund
    Equity II Fund
    Select Growth Fund
    Select Value Fund
    Equity III Fund
    International Fund
    Fixed Income I Fund
    Fixed Income III Fund
    Class E and S Shares:
    Real Estate Securities Fund
    Emerging Markets Fund
    Short Term Bond Fund

[LOGO OF FRANK RUSSELL COMPANY]     Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-057 (0301)

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

Institutional Funds

PROSPECTUS
CLASS Y SHARES:
EQUITY I FUND
EQUITY Q FUND
EQUITY II FUND
EQUITY III FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND
CLASS S SHARES:
REAL ESTATE SECURITIES FUND
EMERGING MARKETS FUND
SHORT TERM BOND FUND

MARCH 1, 2001


                                                 [LOGO OF FRANK RUSSELL COMPANY]

          909 A STREET, TACOA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                               Table of Contents

Risk/Return Summary .......................................................................................      1
   Investment Objective, Principal Investment Strategies and Principal Risks ..............................      1
   Performance ............................................................................................      8
   Fees and Expenses ......................................................................................     19
Summary Comparison of the Funds ...........................................................................     22
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ....................................     22
Investment Objective and Principal Investment Strategies ..................................................     24
Risks .....................................................................................................     38
Management of the Funds ...................................................................................     43
The Money Managers ........................................................................................     45
Portfolio Turnover ........................................................................................     45
Dividends and Distributions ...............................................................................     46
Taxes .....................................................................................................     47
How Net Asset Value is Determined .........................................................................     48
How to Purchase Shares ....................................................................................     48
Exchange Privilege ........................................................................................     50
How to Redeem Shares ......................................................................................     51
Payment of Redemption Proceeds ............................................................................     52
Written Instructions ......................................................................................     53
Account Policies ..........................................................................................     54
Financial Highlights ......................................................................................     55
Money Manager Information .................................................................................     66

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

EQUITY I FUND
-------------

Investment           To provide income and capital growth by investing
Objective            principally in equity securities.

Principal            The Equity I Fund invests primarily in common stocks of
Investment           medium and large capitalization companies, most of which
Strategies           are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

Principal Risks      An investment in the Equity I Fund, like any investment,
                     has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND
-------------

Investment           To provide a total return greater than the total return of
Objective            the US stock market (as measured by the Russell 1000(R)
                     Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000(R) Index.

Principal            The Equity Q Fund invests primarily in common stocks of
Investment           medium and large capitalization companies which are
Strategies           predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                     1000 companies in the US.

                     The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

Principal Risks      An investment in the Equity Q Fund, like any investment,
                     has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets.
                     The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
                     Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY II FUND
--------------

Investment           To maximize total return primarily through capital
Objective            appreciation and assuming a higher level of volatility than the Equity I Fund.

Principal            The Equity II Fund invests primarily in common stocks of
Investment           small and medium capitalization companies, most of which
Strategies           are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks      An investment in the Equity II Fund, like any investment,
                     has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND
---------------

Investment           To achieve a high level of current income while maintaining
Objective            the potential for capital appreciation.

Principal            The Equity III Fund invests primarily in common stocks of
Investment           medium and large capitalization companies, most of which
Strategies           are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

Principal Risks      An investment in the Equity III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND
------------------

Investment           To provide favorable total return and additional
Objective            diversification for US investors.

Principal            The International Fund invests primarily in equity
Investment           securities issued by companies domiciled outside the US and
Strategies           in depository receipts, which represent ownership of
                     securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks      An investment in the International Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME I FUND
-------------------

Investment           To provide effective diversification against equities and a
Objective            stable level of cash flow by investing in fixed-income
                     securities.

Principal            The Fixed Income I Fund invests primarily in investment
Investment           grade fixed-income securities. In particular, the Fund
Strategies           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

                     The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal Risks      An investment in the Fixed Income I Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND
---------------------

Investment           To provide maximum total return primarily through capital
Objective            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

Principal            The Fixed Income III Fund invests primarily in fixed-income
Investment           securities. In particular, the Fund holds debt securities
Strategies           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

                     The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal Risks      An investment in the Fixed Income III Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non- investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND
---------------------------

Investment           To generate a high level of total return through above
Objective            average current income while maintaining the potential for capital appreciation.

Principal            The Real Estate Securities Fund seeks to achieve its
Investment           objective by concentrating its investments in equity
Strategies           securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties.
                     The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks      An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND
---------------------

Investment           To provide maximum total return primarily through capital
Objective            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal            The Emerging Markets Fund will primarily invest in equity
Investment           securities of companies that are located in countries with
Strategies           emerging markets or that derive a majority of their
                     revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal Risks      An investment in the Emerging Markets Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND
--------------------

Investment           The preservation of capital and the generation of current
Objective            income consistent with preservation of capital by investing primarily in fixed-income securities with low- volatility characteristics.

Principal            The Short Term Bond Fund invests primarily in fixed-income
Investment           securities. In particular, the Fund holds debt securities
Strategies           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                     A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade.
                     These securities are commonly referred to as "junk bonds."

                     The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal Risks      An investment in the Short Term Bond Fund, like any
                     investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non- investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

       An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  Performance

       The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, of the Class I Shares of the Equity III and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class Y Shares, as applicable, are set forth below the bar charts.

       The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

       Returns for periods prior to the date that each Fund first issued its Class Y Shares are those of the Fund's Class I Shares. Each Fund, other than the Equity III Fund and the Fixed Income III Funds, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000. For the periods shown, no Class Y Shares of the Equity III Fund were issued. Class I Shares and Class Y Shares will have substantially similar annual returns because the Shares of each Class are invested in the same portfolio of securities; annual returns for each Class will differ only to the extent that the Class I Shares and Class Y Shares do not have the same expenses. Class Y expenses generally are expected to be lower than Class I expenses.Class I Shares are not offered in this Prospectus.

     Past performance is no indication of future results.

                                 Equity I Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class Y

                                    [GRAPH]

                                 1991   31.22%
                                 1992    9.02%
                                 1993   11.61%
                                 1994    0.79%
                                 1995   35.94%
                                 1996   23.58%
                                 1997   32.02%
                                 1998   25.10%
                                 1999   18.98%
                                 2000 (10.40)%

                      Best Quarter:     22.53%   (4Q/98)
                      Worst Quarter:  (14.93)%   (3Q/90)

Average annual total returns
for the periods ended December 31, 2000                   1 Year      5 Years    10 Years
---------------------------------------                   ------      -------    --------
Class Y ...............................................     (10.40)%  16.80%      16.87%

Russell 1000(R) Index  .................................     (7.79)%  18.17%      17.67%

                                  Equity Q Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class Y

                                    [GRAPH]

                                 1991   32.14%
                                 1992    9.97%
                                 1993   13.80%
                                 1994    0.99%
                                 1995   37.91%
                                 1996   23.67%
                                 1997   33.07%
                                 1998   25.98%
                                 1999   21.96%
                                2000   (7.27)%

                      Best Quarter:     23.00%   (4Q/98)
                      Worst Quarter:  (14.37)%   (3Q/90)

Average annual total returns
for the periods ended December 31, 2000                                        1 Year     5 Years    10 Years
---------------------------------------                                        ------     -------    --------
Class Y .....................................................................    (7.27)%    18.56%      18.35%

Russell 1000(R) Index .......................................................    (7.79)%    18.17%      17.67%

                                 Equity II Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class Y

                                    [GRAPH]

                                 1991   42.40%
                                 1992   13.31%
                                 1993   16.70%
                                 1994  (2.60)%
                                 1995   28.67%
                                 1996   18.51%
                                 1997   38.66%
                                 1998    0.70%
                                 1999   22.60%
                                 2000    9.45%

                      Best Quarter:     21.20%   (1Q/91)
                      Worst Quarter:  (22.61)%   (3Q/90)

Average annual total returns
for the periods ended December 31, 2000                                          1 Year   5 Years    10 Years
---------------------------------------                                          ------   -------    --------
Class Y .......................................................................    9.45%    15.54%      17.12%

Russell 2500(TM) Index .........................................................    4.27%    13.98%      17.41%

                                 Equity III Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class I

                                    [GRAPH]

                                 1991   27.86%
                                 1992   12.30%
                                 1993   14.95%
                                 1994    1.16%
                                 1995   35.96%
                                 1996   20.90%
                                 1997   33.13%
                                 1998   11.53%
                                 1999    0.25%
                                 2000    1.15%

                      Best Quarter:     16.54%   (1Q/91)
                      Worst Quarter:  (15.28)%   (3Q/90)

Average annual total returns
for the periods ended December 31, 2000                                          1 Year   5 Years    10 Years
---------------------------------------                                          ------   -------    --------
Class I .......................................................................    1.15%    12.71%      15.23%

Russell 1000(R) Value Index ...................................................    7.01%    16.91%      17.37%

                               International Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class Y

                                    [GRAPH]

                                 1991   13.47%
                                 1992  (6.11)%
                                 1993   35.56%
                                 1994    5.38%
                                 1995   10.71%
                                 1996    7.98%
                                 1997    0.58%
                                 1998   13.52%
                                 1999   30.46%
                                 2000 (11.27)%

                      Best Quarter:     18.77%   (4Q/99)
                      Worst Quarter:  (18.43)%   (3Q/90)

Average annual total returns
for the periods ended December 31, 2000                                          1 Year     5 Years    10 Years
---------------------------------------                                          ------     -------    --------
Class Y .....................................................................    (11.27)%     7.36%      9.16%

MSCI EAFE Index .............................................................    (13.96)%     7.43%      8.56%

                               Fixed Income I Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class Y

                                    [GRAPH]

                                 1991   16.01%
                                 1992    7.26%
                                 1993   10.46%
                                 1994  (2.97)%
                                 1995   18.03%
                                 1996    3.75%
                                 1997    9.42%
                                 1998    8.37%
                                 1999  (1.04)%
                                 2000   11.55%

                       Best Quarter:     5.78%   (2Q/95)
                       Worst Quarter:  (2.75)%   (1Q/94)

Average annual total returns
for the periods ended December 31, 2000                                              1 Year   5 Years  10 Years
---------------------------------------                                              ------   -------  --------
Class Y .......................................................................       11.55%    6.31%     7.89%

Lehman Brothers Aggregate Bond Index ...........................................      11.63%    6.46%     7.96%


30-Day Yields for the year ended December 31, 2000                                   Current
--------------------------------------------------                                   -------
Class Y .......................................................................        6.54%

To obtain current yield information, please call 1-800-787-7354.

                              Fixed Income III Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class Y

                                    [GRAPH]

                                 1994  (3.89)%
                                 1995   17.99%
                                 1996    4.88%
                                 1997    9.64%
                                 1998    6.80%
                                 1999  (0.29)%
                                 2000   10.36%

                       Best Quarter:     6.10%   (2Q/95)
                       Worst Quarter:  (3.12)%   (1Q/94)

Average annual total returns                                                                          Since
for the periods ended December 31, 2000                                         1 Year    5 Years   Inception*
---------------------------------------                                         ------    -------   ----------
Class Y .......................................................................  10.36%     6.20%       6.84%

Lehman Brothers Aggregate Bond Index .........................................   11.63%     6.46%       6.88%

30-Day Yields for the year ended December 31, 2000                              Current
--------------------------------------------------                              -------
Class Y .......................................................................   6.62%

   * The Fixed Income III Fund commenced operations on January 29, 1993.

To obtain current yield information, please call 1-800-787-7354.

                           Real Estate Securities Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class S

                                    [GRAPH]

                                 1991   37.08%
                                 1992   17.29%
                                 1993   17.42%
                                 1994    7.24%
                                 1995   10.87%
                                 1996   36.81%
                                 1997   18.99%
                                 1998 (15.94)%
                                 1999  (0.39)%
                                 2000   29.36%

                      Best Quarter:     24.69%   (1Q/91)
                      Worst Quarter:  (14.24)%   (3Q/90)

Average annual total returns
for the periods ended December 31, 2000                                         1 Year    5 Years    10 Years
---------------------------------------                                         ------    -------    --------
Class S  .....................................................................   29.36%     12.21%      14.84%

NAREIT Equity REIT Index .....................................................   26.35%     10.10%      13.58%

                              Emerging Markets Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class S

                                    [GRAPH]

                                 1994  (5.83)%
                                 1995  (8.21)%
                                 1996   12.26%
                                 1997  (3.45)%
                                 1998 (27.57)%
                                 1999   49.03%
                                 2000 (30.76)%

                      Best Quarter:     27.94%   (4Q/99)
                      Worst Quarter:  (21.64)%   (3Q/98)

Average annual total returns                                                                           Since
for the periods ended December 31, 2000                                      1 Year      5 Years     Inception*
---------------------------------------                                      ------      -------     ----------
Class S  .................................................................  (30.76)%      (4.12)%      (0.09)%

IFC Investable Composite Index ...........................................  (31.76)%      (3.67)%       2.39%

   * The Emerging Markets Fund commenced operations on January 29, 1993.

                              Short Term Bond Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class S

                                    [GRAPH]

                                 1991   12.31%
                                 1992    2.74%
                                 1993    6.98%
                                 1994    0.82%
                                 1995    9.95%
                                 1996    4.76%
                                 1997    6.02%
                                 1998    6.09%
                                 1999    3.03%
                                 2000    7.63%

                       Best Quarter:     3.90%   (4Q/91)
                       Worst Quarter:  (0.72)%   (1Q/94)

Average annual total returns
for the periods ended December 31, 2000                                            1 Year   5 Years   10 Years
---------------------------------------                                            ------   -------   --------
Class S  .......................................................................    7.63%     5.49%     5.98%

Merrill Lynch 1-2.99 Years Treasury Index .......................................   8.00%     5.92%     6.42%

30-Day Yields for the year ended December 31, 2000                                Current
--------------------------------------------------                                -------
Class S .........................................................................   6.05%

To obtain current yield information, please call 1-800-787-7354.

                               Fees and Expenses

       The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                    (fees paid directly from your investment)

                                                             Maximum Sales
                                              Maximum Sales  Charge (Load)   Maximum
                                              Charge (Load)   Imposed on   Deferred Sales
                                               Imposed on     Reinvested      Charge      Redemption   Exchange
                                                Purchases      Dividends      (Load)         Fees        Fees
                                                ---------      ---------      ------         ----        ----
All Funds, Classes S and Y ...................  None           None           None           None        None

                        Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                          Other Expenses
                                                            (including
                                                          Administrative Total Gross     Fee           Total
                                                             Fees and    Annual Fund   Waivers      Annual Fund
                                                  Advisory  Shareholder   Operating   and Expense    Operating
                                                    Fee*  Servicing Fees)  Expenses  Reimbursements   Expenses
                                                    ----  ---------------  --------  --------------   --------

Class Y Shares**
   Equity I Fund ................................   0.55%       0.07%        0.62%       0.00%          0.62%
   Equity Q Fund ...............................    0.55%       0.06%        0.61%       0.00%          0.61%
   Equity II Fund ..............................    0.70%       0.08%        0.78%       0.00%          0.78%
   Equity III Fund .............................    0.55%       0.32%        0.87%       0.00%          0.87%
   International Fund...........................    0.70%       0.21%        0.91%       0.00%          0.91%
   Fixed Income I Fund..........................    0.25%       0.07%        0.32%       0.00%          0.32%
   Fixed Income III Fund .......................    0.50%       0.15%        0.65%       0.00%          0.65%
Class S Shares
   Real Estate Securities Fund .................    0.80%       0.36%        1.16%       0.00%          1.16%
   Emerging Markets Fund.........................   1.15%       0.77%        1.92%       0.00%          1.92%
   Short Term Bond Fund#.........................   0.45%       0.20%        0.65%      (0.13)%         0.52%

* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

** "Other Expenses" for the Class Y Shares of each Fund have been restated to reflect current expenses.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary . You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

# For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

Example

       This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

       The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

       Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                             1 Year  3 Years     5 Years   10 Years
                                                                             ------  -------     -------   --------
Class Y Shares
   Equity I Fund .........................................................     $ 63     $198     $   345    $  774
   Equity Q Fund.........................................................        62      195         340       762
   Equity II Fund  .......................................................       80      250         434       967
   Equity III Fund .......................................................       89      277         481     1,072
   International Fund ...................................................        93      291         505     1,120
   Fixed Income I Fund  .................................................        33      103         180       405
   Fixed Income III Fund .................................................       66      207         361       808
Class S Shares
   Real Estate Securities Fund...........................................      $118     $368     $   637    $1,408
   Emerging Markets Fund .................................................      195      603       1,037     2,243
   Short Term Bond Fund .................................................        53      194         349       798

                        SUMMARY COMPARISON OF THE FUNDS

                       Fund                                                   Focus
--------------------------------------------------------  -----------------------------------------------
   Equity I Fund .......................................  Income and capital growth
   Equity Q Fund .......................................  Total return
   Equity II Fund ....................................... Maximum total return primarily through capital appreciation
   Equity III Fund .....................................  Current income
   International Fund ................................... Total return
   Fixed Income I Fund .................................  Current income and diversification
   Fixed Income III Fund ...............................  Maximum total return primarily through capital appreciation
   Real Estate Securities Fund .........................  Total return
   Emerging Markets Fund................................. Maximum total return primarily through capital appreciation
   Short Term Bond Fund.................................  Preservation of capital and generation of current income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

       The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

       Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

       Three functions form the core of Russell's consulting services:

       . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

       . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

       . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

       When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

       The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

       Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

       Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

       The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

       By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

       Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds's day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

EQUITY I FUND
-------------

Investment           To provide income and capital growth by investing
Objective            principally in equity securities.

Principal            The Equity I Fund invests primarily in common stocks of
Investment           medium and large capitalization companies, most of which
Strategies           are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                     Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY Q FUND
-------------

Investment           To provide a total return greater than the total return of
Objective            the US stock market (as measured by the Russell 1000(R)
                     Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal            The Equity Q Fund invests primarily in common stocks of
Investment           medium and large capitalization companies which are
Strategies           predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                     1000 companies in the US.

                     The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY II FUND
--------------

Investment           To maximize total return primarily through capital
Objective            appreciation and assuming a higher level of volatility than the Equity I Fund.

Principal            The Equity II Fund invests primarily in common stocks of
Investment           small and medium capitalization companies most of which are
Strategies           US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND
---------------

Investment           To achieve a high level of current income while maintaining
Objective            the potential for capital appreciation.

Principal            The Equity III Fund invests primarily in common stocks of
Investment           medium and large capitalization companies, most of which
Strategies           are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.
                     Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                     . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                     . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                            These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL FUND
------------------

Investment           To provide favorable total return and additional
Objective            diversification for US investors.

Principal            The International Fund invests primarily in equity
Investment           securities issued by companies domiciled outside the US and
Strategies           in depository receipts which represent ownership of
                     securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly
                     Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME I FUND
-------------------

Investment           To provide effective diversification against equities and a
Objective            stable level of cash flow by investing in fixed-income
                     securities.

Principal            The Fixed Income I Fund invests primarily in investment
Investment           grade fixed-income securities. In particular, the Fund
Strategies           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                     The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

FIXED INCOME III FUND
---------------------

Investment           To provide maximum total return primarily through capital
Objective            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed-income market portfolios.

Principal            The Fixed Income III Fund invests primarily in fixed-income
Investment           securities. In particular, the Fund holds debt securities
Strategies           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                     A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31,

                     2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------

Investment           To generate a high level of total return through above
Objective            average current income while maintaining the potential for capital appreciation.

Principal            The Real Estate Securities Fund seeks to achieve its
Investment           objective by concentrating its investments in equity
Strategies           securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

Investment           To provide maximum total return primarily through capital
Objective            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal            The Emerging Markets Fund will primarily invest in equity
Investment           securities of companies that are located in countries with
Strategies           emerging markets or that derive a majority of their
                     revenues from operations in such countries. These companies are referred to as

                     "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------

Investment           The preservation of capital and the generation of current
Objective            income consistent with preservation of capital by investing primarily in fixed-income securities with low- volatility characteristics.

Principal            The Short Term Bond Fund invests primarily in fixed-income
Investment           securities. In particular, the Fund holds debt securities
Strategies           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                     A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                     The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed- income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

       An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


   Risk Associated With:                         Description                               Relevant Fund
   Multi-Manager              The investment styles employed by a Fund's money       All Funds
   Approach                   managers may not be complementary. The interplay
                              of the various strategies employed by a Fund's
                              multiple money managers may result in a Fund
                              holding a concentration of certain types of
                              securities. This concentration may be beneficial
                              or detrimental to a Fund's performance depending
                              upon the performance of those securities and the
                              overall economic environment. The multi-manager
                              approach could result in a high level of portfolio
                              turnover, resulting in higher Fund brokerage
                              expenses and increased tax liability from a Fund's
                              realization of capital gains.

   Equity                     The value of equity securities will rise and fall      Equity I
   Securities                 in  response to the activities of the company          Equity II
                              that issued  the stock, general market conditions      Equity III
                              and/or economic conditions.                            Equity Q
                                                                                     International
                                                                                     Emerging Markets
                                                                                     Real Estate Securities

   .      Value Stocks        Investments in value stocks are subject to risks       Equity I
                              that (i) their intrinsic values may never be           Equity II
                              realized by the market or (ii) such stock may turn     Equity III
                              out not to have been undervalued.                      Equity Q
                                                                                     International

   .      Growth Stocks       Growth company stocks may provide minimal              Equity I
                              dividends which could otherwise cushion stock          Equity II
                              prices in a market decline. The value of growth        Equity Q
                              company stocks may rise and fall significantly         International
                              based, in part, on investors' perceptions of the
                              company, rather than on fundamental analysis of
                              the stocks.


       .  Market-Oriented      Market-oriented investments are generally subject to    Equity I
          Investments          the risks associated with growth and value stocks.      Equity II
                                                                                       Equity Q
                                                                                       International

       .  Securities of Small  Investments in smaller companies may involve            Equity II
          Capitalization       greater risks because these companies generally
          Companies            have a limited track record. Smaller companies often
                               have narrower markets and more limited managerial
                               and financial resources than larger, more
                               established companies. As a result, their
                               performance can be more volatile, which may
                               increase the volatility of a Fund's portfolio.

   Fixed-Income Securities     Prices of fixed-income securities rise and fall in      Short Term Bond
                               response to interest rate changes. Generally, when      Fixed Income I
                               interest rates rise, prices of fixed-income securities  Fixed Income III fall. The longer the duration of the security, the
                               more sensitive the security is to this risk. A 1%
                               increase in interest rates would reduce the value of
                               a $100 note by approximately one dollar if it had a
                               one-year duration, but would reduce its value by
                               approximately fifteen dollars if it had a 15-year
                               duration. There is also a risk that one or more of
                               the securities will be downgraded in credit rating
                               or go into default. Lower-rated bonds generally have
                               higher credit risks.

       .  Non-Investment       Although lower rated debt securities generally          Short Term Bond
          Grade Fixed-         offer a higher yield than higher rated debt             Fixed Income III
          Income Securities    securities, they involve higher risks. They are
                               especially subject to:

                               . Adverse changes in general economic
                                 conditions and in the industries in which their issuers are engaged,

                               . Changes in the financial condition of their
                                 issuers and

                               . Price fluctuations in response to changes in
                                 interest rates.

                               As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

International Securities       A Fund's return and net asset value may be            International
                               significantly affected by political or economic       Emerging Markets
                               conditions and regulatory requirements in a           Short Term Bond
                               particular country. Non-US markets, economies and     Fixed Income I
                               political systems may be less stable than US          Fixed Income III
                               markets, and changes in exchange rates of foreign
                               currencies can affect the value of a Fund's foreign
                               assets. Non-US laws and accounting standards
                               typically are not as strict as they are in the US and
                               there may be less public information available about
                               foreign companies. Non-US securities markets may
                               be less liquid and have fewer transactions than US
                               securities markets. Additionally, international
                               markets may experience delays and disruptions in
                               securities settlement procedures for a Fund's
                               portfolio securities.

   .      Non-US Debt          A Fund's non-US debt securities are typically         Short Term Bond
          Securities           obligations of sovereign governments and              Fixed Income I
                               corporations. These securities are particularly       Fixed Income III
                               subject to a risk of default from political
                               instability.

   .      Emerging Market      Investments in emerging or developing markets         Emerging Markets
          Countries            involve exposure to economic structures that are      Fixed Income III
                               generally less diverse and mature, and to political
                               systems which have less stability than those of more
                               developed countries. Emerging market securities are
                               subject to currency transfer restrictions and may
                               experience delays and disruptions in securities
                               settlement procedures for a Fund's portfolio
                               securities.

   .      Instruments of US    Non-US corporations and banks issuing dollar          Short Term Bond
          and Foreign Banks    denominated instruments in the US are not             Fixed Income I
          and Branches and     necessarily subject to the same regulatory            Fixed Income III
          Foreign              requirements that apply to US corporations and
          Corporations,        banks, such as accounting, auditing and
          Including Yankee     recordkeeping standards, the public availability of
          Bonds                information and, for banks, reserve requirements,
                               loan limitations and examinations. This increases the
                               possibility that a non-US corporation or bank may
                               become insolvent or otherwise unable to fulfill its
                               obligations on these instruments.

Derivatives (e.g. Futures      If a Fund incorrectly forecasts interest rates in     Short Term Bond
Contracts, Options on          using derivatives, the Fund could lose money. Price   Fixed Income I
Futures, Interest Rate         movements of a futures contract, option or            Fixed Income III
Swaps)                         structured note may not be identical to price
                               movements of portfolio securities or a securities
                               index resulting in the risk that, when a Fund buys a
                               futures contract or option as a hedge, the hedge may
                               not be completely effective.

Real Estate Securities         Just as real estate values go up and down, the value  Real Estate Securities of the securities of companies involved in the
                               industry, and in which a Fund invests, also
                               fluctuates. A Fund that invests in real estate
                               securities is also subject to the risks associated
                               with direct ownership of real estate. Additional risks
                               include declines in the value of real estate, changes
                               in general and local economic conditions, increases
                               in property taxes and changes in tax laws and
                               interest rates. The value of securities of companies
                               that service the real estate industry may also be
                               affected by such risks.

   . REITs                     REITs may be affected by changes in the value of      Real Estate Securities
                               the underlying properties owned by the REITs and
                               by the quality of any credit extended. Moreover, the
                               underlying portfolios of REITs may not be
                               diversified, and therefore are subject to the risk of
                               financing a single or a limited number of projects.
                               REITs are also dependent upon management skills
                               and are subject to heavy cash flow dependency,
                               defaults by borrowers, self-liquidation and the
                               possibility of failing either to qualify for tax-free
                               pass through of income under federal tax laws or to
                               maintain their exemption from certain federal
                               securities laws.

Municipal Obligations          Municipal obligations are affected by economic,       Fixed Income I
                               business or political developments. These securities  Fixed Income III
                               may be subject to provisions of litigation,           Short Term Bond
                               bankruptcy and other laws affecting the rights and
                               remedies of creditors, or may become subject to
                               future laws extending the time for payment of
                               principal and/or interest, or limiting the rights of
                               municipalities to levy taxes.

Repurchase Agreements          Under a repurchase agreement, a bank or broker        Fixed Income I
                               sells securities to a Fund and agrees to repurchase   Fixed Income III
                               them at the Fund's cost plus interest. If the value   Short Term Bond
                               of the securities declines and the bank or broker
                               defaults on its repurchase obligation, a Fund could
                               incur a loss.

Exposing Liquidity             By exposing its liquidity reserves to the equity      Equity I
Reserves to Equity             market, principally by use of equity futures, a       Equity II
Markets                        Fund's performance tends to correlate more closely    Equity III
                               to the performance of the market as a whole. However, Equity Q
                               the market performance of equity futures may not      International
                               correlate precisely to the performance of the stock   Real Estate Securities
                               market. This approach increases a Fund's
                               performance if equity markets rise and reduces a
                               Fund's performance if equity markets decline.

Securities Lending             If a borrower of a Fund's securities fails            All Funds
                               financially, the Fund's recovery of the loaned
                               securities may be delayed or the Fund may lose its
                               rights to the collateral which could result in a
                               loss to a Fund.

                            MANAGEMENT OF THE FUNDS

       The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

       Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

       Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

       FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

       FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

       .   Randall Lert, who has been Chief Investment Officer since June 1989.

       . Mark Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

       . Randal Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

       . Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

       . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

       . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

       . James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

       . James Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

       . Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

       . Symon Parish, who has been a Portfolio Manager of Russell Investment Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

       . Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

       The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

       . Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

       . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

       . James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

       . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

       . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

       . James Jornlin has primary responsibility for the management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

       The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis are the following percentages of each Fund's average daily net assets:
Equity I Fund, 0.55%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; Equity III Fund, 0.55%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; Fixed Income III Fund, 0.50%; Real Estate Securities Fund, 0.80%; Emerging Markets Fund, 1.15%; and Short Term Bond Fund, 0.45%. The annual rate of administrative fees payable to FRIMCo monthly on a pro rata basis are an additional 0.05% of the average daily net assets of the Real Estate Securities, Emerging Markets and Short Term Bond Funds. The Class Y Shares of the remaining Funds pay administrative fees to FRIMCo at cost.

       Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                               THE MONEY MANAGERS

       Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

       Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                               PORTFOLIO TURNOVER

       The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

       Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                                            Payable                            Funds
--------                                            -------                            -----
Quarterly. . . . . . . . . . . . . . . . Mid: April, July, October and      Equity I, Equity III, Equity Q,
                                         December                           Real Estate Securities, Short
                                                                            Term Bond, Fixed Income I and
                                                                            Fixed Income III Funds

Annually . . . . . . . . . . . . . . . . Mid-December                       International, Emerging Markets
                                                                            and Equity II Funds

Capital Gains Distributions

       The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid- December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

       If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

       Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES

       In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

       When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

       The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

       Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

       When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

       If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q or Real Estate Securities Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

       By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

       The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

       Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

       The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

       Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

                             HOW TO PURCHASE SHARES

       Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

       For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.

       For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

       Financial Intermediaries may charge their customers a fee for providing investment-related services.

       Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

       Financial Intermediaries may charge their customers a fee for providing investment-related services.

Paying for Shares

       You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

       Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

       Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

       Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

       For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

       You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

       You can make initial or subsequent investments through ACH to the Funds Custodian, State Street Bank and Trust Company.

Automated Investment Program

       You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

       Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                              EXCHANGE PRIVILEGE

By Mail or Telephone

       Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund on the basis of the current net asset value per Share at the time of the exchange. Shares offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

       Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

       An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

       FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

       Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

       The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

       Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

       Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

       Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

       You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

       The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

       You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

       Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

By Check

       When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

       If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:

           A description of the request
           The name of the Fund(s)
           The class of shares, if applicable
           The account number(s)
           The amount of money or number of shares being purchased, exchanged, transferred or redeemed
           The name(s) on the account(s)
           The signature(s) of all registered account owners
           For exchanges, the name of the Fund you are exchanging into Your daytime telephone number

Signature Requirements Based on Account Type

Account Type                                Requirements for Written Requests
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each shareholder,
Common                                      exactly as the names appear in the account registration.

UGMA or UTMA (custodial accounts            Written instructions must be signed by the custodian in his/her
for minors)                                 capacity as it appears in the account registration.

Corporation, Association                    Written instructions must be signed by authorized person(s), stating his/her capacity as indicated by corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all trustees. If the name
Plan                                        of the trustee(s) does not appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

Joint tenancy shareholders whose co-        Written instructions must be signed by the surviving tenant(s).
tenants are deceased                        A certified copy of the death certificate must accompany the request.

Signature Guarantee

       Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                               ACCOUNT POLICIES

Third Party Transactions

       If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

       A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

       For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

       The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.

       No Class Y Shares of the Equity III Fund were issued during the periods shown. Although the information presented reflects the Class I Shares of the Equity III Fund, Class Y Shares have similar fees and charges and would have presented similar results.

Equity I Fund--Class Y Shares

                                                                                                             2000*
                                                                                                          -----------
Net Asset Value, Beginning of Period ...................................................................  $     36.90
Income From Operations
   Net investment income (loss)(a).......................................................................         .14
   Net realized and unrealized gain (loss)...............................................................       (1.64)
                                                                                                          -----------
     Total income from operations .......................................................................       (1.50)
                                                                                                          -----------
Distributions
   From net investment income ...........................................................................        (.19)
                                                                                                          -----------
Net Asset Value, End of Period .........................................................................  $     35.21
                                                                                                          ===========

Total Return (%) (b) ...................................................................................        (4.03)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............................................................      37,101
   Ratios to average net assets (%)(c):
     Operating Expenses, net ...........................................................................          .62
     Operating Expenses, gross  .........................................................................         .67
     Net investment income .............................................................................          .65

   Portfolio turnover rate (%) .........................................................................       144.37

*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

Equity Q Fund--Class Y Shares

                                                                                                             2000*
                                                                                                          -----------
Net Asset Value, Beginning of Period ...................................................................  $     42.29
                                                                                                          -----------
Income From Operations
   Net investment income (loss)(a).......................................................................         .16
   Net realized and unrealized gain (loss)...............................................................      (1.54)
                                                                                                          -----------
     Total income from operations .......................................................................      (1.38)
                                                                                                          -----------
Distributions
   From net investment income ...........................................................................       (.22)
                                                                                                          -----------
Net Asset Value, End of Period .........................................................................  $     40.69
                                                                                                          ===========
Total Return (%) (b) ...................................................................................       (3.21)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............................................................      38,812
   Ratios to average net assets (%)(c):
     Operating Expenses, net ...........................................................................          .61
     Operating Expenses, gross  .........................................................................         .66
     Net investment income .............................................................................          .68

   Portfolio turnover rate (%) .........................................................................        59.91

*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

Equity II Fund--Class Y Shares

                                                                                                             2000*
                                                                                                          -----------
Net Asset Value, Beginning of Period ...................................................................  $     38.89
                                                                                                          -----------
Income From Operations
   Net investment income (loss)(a).......................................................................         .11
   Net realized and unrealized gain (loss)...............................................................        (.55)
                                                                                                          -----------
     Total income from operations .......................................................................        (.44)
                                                                                                          -----------
Distributions
   From net investment income ...........................................................................        (.10)
                                                                                                          -----------
Net Asset Value, End of Period .........................................................................  $     38.35
                                                                                                          ===========
Total Return (%) (b) ...................................................................................        (1.15)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............................................................      50,112
   Ratios to average net assets (%)(c):
     Operating Expenses, net ...........................................................................          .78
     Operating Expenses, gross  .........................................................................         .83
     Net investment income .............................................................................          .51

   Portfolio turnover rate (%) .........................................................................       137.51

*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

Equity III Fund--Class I Shares

                                                                                    Year Ended December 31,
                                                                     -----------------------------------------------------
                                                            2000*       1999      1998       1997       1996       1995
                                                          ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period ...................  $   26.18  $   29.12  $   29.80  $   29.68  $   29.11  $   24.18
                                                          ---------  ---------  ---------  ---------  ---------  ---------
Income From Operations
   Net investment income (a) ...........................        .25        .40        .47        .60        .70        .82
   Net realized and unrealized gain (loss)...............       .15       (.41)      2.75       8.69       5.10       7.73
                                                          ---------  ---------  ---------  ---------  ---------  ---------
     Total income from operations .......................       .40       (.01)      3.22       9.29       5.80       8.55
                                                          ---------  ---------  ---------  ---------  ---------  ---------
Distributions
   From net investment income ...........................      (.25)      (.40)      (.47)      (.61)      (.71)      (.83)
   From net realized gain ...............................        --      (2.53)     (3.43)     (8.56)     (4.52)     (2.79)
                                                          ---------  ---------  ---------  ---------  ---------  ---------
     Total distributions.................................      (.25)     (2.93)     (3.90)     (9.17)     (5.23)     (3.62)
                                                          ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period .........................  $   26.33  $   26.18  $   29.12  $   29.80  $   29.68  $   29.11
                                                          =========  =========  =========  =========  =========  =========
Total Return (%) (b)(c) .................................      1.59        .25      11.53      33.13      20.90      35.96
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............   129,405    168,361    210,491    242,112    221,778    222,541
   Ratios to average net assets (%)(c)(d):
     Operating Expenses .................................       .92        .79        .74        .78        .79        .65
     Net investment income .............................       1.22       1.39       1.54       1.77       2.23       2.90

   Portfolio turnover rate (%) .........................     108.39     146.28     135.53     128.86     100.78     103.40

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d) The ratios for periods less than one year are annualized.

International Fund--Class Y Shares

                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period ...................................................................  $     46.09
                                                                                                          -----------
Income From Operations
   Net investment income (loss)(a).......................................................................         .46
                                                                                                          -----------
   Net realized and unrealized gain (loss)...............................................................       (6.93)
                                                                                                          -----------
     Total income from operations .......................................................................       (6.47)
                                                                                                          -----------
Net Asset Value, End of Period .........................................................................  $     39.62
                                                                                                          ===========

Total Return (%) (b) ...................................................................................       (14.04)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............................................................      78,103
   Ratios to average net assets (%)(c):
     Operating Expenses, net ...........................................................................          .91
     Operating Expenses, gross  .........................................................................         .94
     Net investment income .............................................................................         1.85

   Portfolio turnover rate (%) .........................................................................       105.17

*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

Fixed Income I Fund--Class Y Shares

                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period ................................................................... $      20.61
                                                                                                         ------------
Income From Operations
   Net investment income (loss)(a).....................................................................           .81
   Net realized and unrealized gain (loss).............................................................           .37
                                                                                                         ------------
     Total income from operations .....................................................................          1.18
                                                                                                         ------------
Distributions
   From net investment income .........................................................................         (1.00)
                                                                                                         ------------
Net Asset Value, End of Period ......................................................................... $      20.79
                                                                                                         ============

Total Return (%) (b) ...................................................................................         5.89
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........................................................       144,049
   Ratios to average net assets (%)(c):
     Operating Expenses, net ...........................................................................          .32
     Operating Expenses, gross  .......................................................................           .34
     Net investment income .............................................................................         6.63

   Portfolio turnover rate (%) .........................................................................       117.94

*   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

Fixed Income III Fund--Class Y Shares

                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period ...................................................................  $      9.69
                                                                                                          -----------
Income From Operations
   Net investment income (loss)(a).......................................................................         .25
   Net realized and unrealized gain (loss)...............................................................         .13
                                                                                                          -----------
     Total income from operations .......................................................................         .38
                                                                                                          -----------
Distributions
   From net investment income ...........................................................................        (.31)
                                                                                                          -----------
Net Asset Value, End of Period .........................................................................  $      9.76
                                                                                                          ===========

Total Return (%) (b) ...................................................................................         3.99
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .............................................................      21,348
   Ratios to average net assets (%)(c):
     Operating Expenses, net ...........................................................................          .64
     Operating Expenses, gross  .........................................................................         .74
     Net investment income .............................................................................         6.73

   Portfolio turnover rate (%) .........................................................................       108.08

*   For the period June 7, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Not annualized.
(c) Annualized.

Real Estate Securities Fund--Class S Shares

                                                                                   Year Ended December 31,
                                                                         ----------------------------------------------
                                                              2000*      1999      1998      1997      1996        1995
                                                              -----      ----      ----      ----      ----        ----
Net Asset Value, Beginning of Period ................... $    22.86  $  24.44  $  30.86  $  29.19  $  23.51  $    22.53
                                                         ----------  --------  --------  --------  --------  ----------
Income From Operations
   Net investment income (a) ...........................       1.04      1.30      1.34      1.36      1.39        1.32
   Net realized and unrealized gain (loss).............        3.15     (1.20)    (6.13)     3.93      6.89        1.03
                                                         ----------  --------  --------  --------  --------  ----------
     Total income from operations .....................        4.19       .10     (4.79)     5.29      8.28        2.35
                                                         ----------  --------  --------  --------  --------  ----------
Distributions
   From net investment income .........................        (.83)    (1.68)    (1.17)    (1.41)    (1.34)      (1.35)
   From net realized gain .............................          --        --      (.46)    (2.21)    (1.26)      (0.02)
                                                         ----------  --------  --------  --------  --------  ----------
     Total distributions...............................        (.83)    (1.68)    (1.63)    (3.62)    (2.60)      (1.37)
                                                         ----------  --------  --------  --------  --------  ----------
Net Asset Value, End of Period ......................... $    26.22  $  22.86  $  24.44  $  30.86  $  29.19  $    23.51
                                                         ==========  ========  ========  ========  ========  ==========

Total Return (%) (b) ...................................      18.53       .55   (15.94)     18.99     36.81       10.87
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........     669,529   589,300   576,326   615,483   445,619     290,990
   Ratios to average net assets (%)(c):
     Operating Expenses ...............................        1.16      1.14      1.05      1.02      1.04        1.04
     Net investment income .............................       5.00      5.41      4.93      4.57      5.64        6.10

   Portfolio turnover rate (%) .........................      53.30     42.69     42.58     49.40     51.75       23.49

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class S Shares

                                                                                     Year Ended December 31,
                                                                         ----------------------------------------------
                                                              2000*      1999      1998      1997      1996        1995
                                                              -----      ----      ----      ----      ----        ----
Net Asset Value, Beginning of Period ................... $    12.52  $   8.48  $  11.79  $  12.35  $  11.16  $    12.25
                                                         ----------  --------  --------  --------  --------  ----------
Income From Operations
   Net investment income (a)** .........................         --       .03       .12       .14       .10         .11
   Net realized and unrealized gain (loss).............       (3.21)     4.10     (3.35)     (.56)     1.26       (1.12)
                                                         ----------  --------  --------  --------  --------  ----------
     Total income from operations .....................       (3.21)     4.13     (3.23)     (.42)     1.36       (1.01)
                                                         ----------  --------  --------  --------  --------  ----------
Distributions
   From net investment income .........................        (.06)     (.09)     (.08)     (.14)     (.17)       (.05)
   From net realized gain .............................          --        --        --        --        --        (.03)
                                                         ----------  --------  --------  --------  --------  ----------
     Total distributions...............................        (.06)     (.09)     (.08)     (.14)     (.17)       (.08)
                                                         ----------  --------  --------  --------  --------  ----------
Net Asset Value, End of Period ......................... $     9.25  $  12.52  $   8.48  $  11.79  $  12.35  $    11.16
                                                         ==========  ========  ========  ========  ========  ==========

Total Return (%) (b)(c) ...............................     (25.79)     49.03   (27.57)    (3.45)     12.26       (8.21)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........     359,201   430,794   294,349   333,052   271,490     172,673
   Ratios to average net assets (%)(c)(d):
     Operating expenses, net ...........................       1.91      1.91      1.75      1.64      1.71        1.75
     Operating expenses, gross .........................       1.92      1.91      1.75      1.64      1.72        1.80
     Net investment income .............................      (.02)       .26      1.20       .87       .77         .88

   Portfolio turnover rate (%) .........................      73.11     94.85     59.35     50.60     34.62       71.16

*   For the ten months ended October 31, 2000.
**  Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d) The ratios for periods less than one year are annualized.

Short Term Bond Fund -- Class S Shares

                                                                                  Year Ended December 31,
                                                                     --------------------------------------------------
                                                            2000*      1999      1998      1997      1996       1995
                                                         ----------  --------  --------  --------  --------  ----------
Net Asset Value, Beginning of Period ................... $    18.03  $  18.46  $  18.35  $  18.36  $  18.55  $    17.98
                                                         ----------  --------  --------  --------  --------  ----------
Income From Operations
   Net investment income (a) ...........................        .91       .90       .99      1.08      1.04        1.16
   Net realized and unrealized gain (loss).............         .09      (.36)      .11        --      (.19)        .59
                                                         ----------  --------  --------  --------  --------  ----------
    Total income from operations .....................         1.00       .54      1.10      1.08       .85        1.75
                                                         ----------  --------  --------  --------  --------  ----------
Distributions
   From net investment income .........................        (.81)     (.97)     (.99)    (1.09)    (1.04)      (1.18)
                                                         ----------  --------  --------  --------  --------  ----------

Net Asset Value, End of Period ......................... $    18.22  $  18.03  $  18.46  $  18.35  $  18.36  $    18.55
                                                         ==========  ========  ========  ========  ========  ==========

Total Return (%) (b)(c) ...............................        5.64      3.03      6.09      6.02      4.76        9.95

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........     422,884   447,590   260,539   229,470   222,983     183,577
   Ratios to average net assets (%)(c)(d):
     Operating expenses, net ...........................        .64       .74       .66       .66       .70         .58
     Operating expenses, gross .........................        .66       .74       .66       .66       .70         .58
     Net investment income.............................        6.00      5.22      5.37      5.70      5.70        6.41

   Portfolio turnover rate (%) .........................      92.31    177.08    129.85    213.14    264.40      269.31

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

       The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                                  Equity I Fund

Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000, Minneapolis, MN 55402.

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
53051.

Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                                  Equity Q Fund

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                                 Equity II Fund

CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San Diego, CA 92101.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA 98101.

TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036.

Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                                Equity III Fund

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                               International Fund

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-2703.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

The Boston Company Asset Management, LLC., One Boston Place, 14th Floor, Boston, MA 02108-4402.

                               Fixed Income I Fund

Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                              Fixed Income III Fund

Lazard Asset Management (a division of Lazard Fieres & Company LLC), 30 Rockefeller Plaza, New York, NY 10112-6300.

Miller, Anderson & Sherrerd, LLP, One Tower Bridge, W. Conshohocken, PA 19428-2899.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                           Real Estate Securities Fund

AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.

Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, 2nd Floor, Chicago, IL 60603.

                              Emerging Markets Fund

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th Floor, New York, NY 10019.

                              Short Term Bond Fund

BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY 10154.

Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.

       When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the funds, the following documents are available without charge.

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
     Class Y Shares:
     Equity I Fund
     Equity Q Fund
     Equity II Fund
     Equity III Fund
     International Fund
     Fixed Income I Fund
     Fixed Income III Fund
     Class S Shares:
     Real Estate Securities Fund
     Emerging Markets Fund
     Short Term Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                       36-08-062

[LOGO OF FRANK RUSSELL COMPANY]

RUSSELL FUNDS


Russell Funds

PROSPECTUS
CLASS E AND S SHARES:
DIVERSIFIED EQUITY FUND
QUANTITATIVE EQUITY FUND
TAX-MANAGED LARGE CAP FUND
SPECIAL GROWTH FUND
TAX-MANAGED SMALL CAP FUND
SELECT GROWTH FUND
SELECT VALUE FUND
EQUITY INCOME FUND
REAL ESTATE SECURITIES FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
SHORT TERM BOND FUND
TAX EXEMPT BOND FUND


MARCH 1, 2001
909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-8001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               Table of Contents


Risk/Return Summary ........................................................  1
   Investment Objective, Principal Investment Strategies and Principal Risks  1
   Performance ............................................................. 11
   Fees and Expenses ....................................................... 25
Summary Comparison of the Funds ............................................ 29
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ..... 30
Investment Objective and Principal Investment Strategies ................... 32
Risks ...................................................................... 53
Management of the Funds .................................................... 58
The Money Managers ......................................................... 60
Portfolio Turnover ......................................................... 61
Dividends and Distributions ................................................ 62
Taxes ...................................................................... 63
How Net Asset Value is Determined .......................................... 64
Distribution and Shareholder Servicing Arrangements ........................ 65
How to Purchase Shares ..................................................... 65
Exchange Privilege ......................................................... 67
How to Redeem Shares ....................................................... 68
Payment of Redemption Proceeds ............................................. 69
Written Instructions ....................................................... 70
Account Policies ........................................................... 71
Financial Highlights ....................................................... 72
Money Manager Information .................................................. 97

                              RISK/RETURN SUMMARY

      Investment Objective Principal Investment Strategies Principal Risks



DIVERSIFIED EQUITY FUND
-----------------------

Investment     To provide income and capital growth by investing principally in
Objective      equity securities.

Principal      The Diversified Equity Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

Principal      An investment in the Diversified Equity Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

QUANTITATIVE EQUITY FUND
------------------------

Investment     To provide a total return greater than the total return of the US
Objective      stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal      The Quantitative Equity Fund invests primarily in common stocks
Investment     of medium and large capitalization companies which are
Strategies     predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

Principal      An investment in the Quantitative Equity Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED LARGE CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities.

Principal      The Tax-Managed Large Cap Fund invests primarily in equity
Investment     securities of large capitalization US companies, although the
Strategies     Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 index.

               The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and to offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

Principal      An investment in the Tax-Managed Large Cap Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SPECIAL GROWTH FUND
-------------------

Investment     To maximize total return primarily through capital appreciation
Objective      and assuming a higher level of volatility than the Diversified
               Equity Fund.

Principal      The Special Growth Fund invests primarily in common stocks of
Investment     small and medium capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the Special Growth Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED SMALL CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities of small capitalization
               companies.

Principal      The Tax-Managed Small Cap Fund invests primarily in equity
Investment     securities of small capitalization US companies, although the
Strategies     Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

               The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

Principal      An investment in the Tax-Managed Small Cap Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND
------------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Growth Fund invests primarily in large and medium
Investment     capitalization stocks with some exposure to small capitalization
Strategies     stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

Principal      An investment in the Select Growth Fund, like any investment, has
Risks          risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the

               Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT VALUE FUND
-----------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Value Fund invests primarily in large and medium
Investment     capitalization value stocks with some exposure to small
Strategies     capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

Principal      An investment in the Select Value Fund, like any investment, has
Risks          risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY INCOME FUND
------------------

Investment     To achieve a high level of current income while maintaining the
Objective      potential for capital appreciation.

Principal      The Equity Income Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
               1000 companies in the US. Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

Principal      An investment in the Equity Income Fund, like any investment, has
Risks          risks. The value of the Fund fluctuates and you could lose money.
               The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND
---------------------------

Investment     To generate a high level of total return through above average
Objective      current income while maintaining the potential for capital appreciation.

Principal      The Real Estate Securities Fund seeks to achieve its objective by
Investment     concentrating its investments in equity securities of issuers
Strategies     whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties.
               REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The
               Fund invests in companies which are predominately US based.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the Real Estate Securities Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL SECURITIES FUND
-----------------------------

Investment     To provide favorable total return and additional diversification
Objective      for US investors.

Principal      The International Securities Fund invests primarily in equity
Investment     securities issued by companies domiciled outside the US and in
Strategies     depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the International Securities Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND
---------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal      The Emerging Markets Fund will primarily invest in equity
Investment     securities of companies that are located in countries with
Strategies     emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.
               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the Emerging Markets Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
               Please refer to the "Risks" section later in this Prospectus for further details.

DIVERSIFIED BOND FUND
---------------------

Investment     To provide effective diversification against equities and a
Objective      stable level of cash flow by investing in fixed-income
               securities.

Principal      The Diversified Bond Fund invests primarily in investment grade
Investment     fixed-income securities. In particular, the Fund holds debt
Strategies     securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal      An investment in the Diversified Bond Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND
-----------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Principal      The Multistrategy Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal      An investment in the Multistrategy Bond Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT TERM BOND FUND
--------------------

Investment     The preservation of capital and the generation of current income
Objective      consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal      The Short Term Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal      An investment in the Short Term Bond Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

TAX EXEMPT BOND FUND
--------------------

Investment     To provide a high level of federal tax-exempt current income by
Objective      investing primarily in a diversified portfolio of investment grade municipal securities.

Principal      The Tax Exempt Bond Fund concentrates its investments in
Investment     investment-grade municipal debt obligations providing federal
Strategies     tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman
               Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

Principal      An investment in the Tax Exempt Bond Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                   Performance

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund's operations). The return for the Class E of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of the Class E Shares. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class S Shares are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

  The returns shown for the Class E Shares reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: the Diversified Equity Fund-May 27, 1997; the Equity Income, Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond Funds-November 4, 1996; the Multistrategy Bond Fund-September 11, 1998; the Emerging Markets Fund-September 22, 1998; the Short Term Bond Fund-February 18, 1999; the Tax Exempt Bond Fund-May 14, 1999; the Tax-Managed Large Cap Fund-November 14, 2000; and the Tax-Managed Small Cap Fund-November 14, 2000.

  For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Term Bond Funds do not reflect deduction of investment management fees.

  Because the Select Growth and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

  Past performance is no indication of future results.

                            Diversified Equity Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class S

                                   [GRAPH]

                              1991     31.05%
                              1992      8.32%
                              1993     10.53%
                              1994     (0.01)%
                              1995     35.17%
                              1996     23.29%
                              1997     31.32%
                              1998     25.11%
                              1999     18.21%
                              2000    (10.99)%


                        Best Quarter: 22.46% (4Q/98)
                        Worst Quarter: (15.19)% (3Q/90)

--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000            1 Year   5 Years  10 Years
---------------------------------------            ------   -------  --------

Class E ........................................  (11.21)%   16.02%   16.12%
Class S ........................................  (10.99)%   16.33%   16.27%
Russell 1000(R) Index ..........................   (7.79)%   18.17%   17.67%
--------------------------------------------------------------------------------

                            Quantitative Equity Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class S

                                   [GRAPH]

                              1991     31.70%
                              1992      8.67%
                              1993     12.56%
                              1994      0.19%
                              1995     37.69%
                              1996     23.08%
                              1997     32.70%
                              1998     24.82%
                              1999     21.37%
                              2000     (7.34)%


                        Best Quarter: 22.58% (4Q/98)
                        Worst Quarter: (14.38)% (3Q/90)

--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000            1 Year   5 Years  10 Years
---------------------------------------            ------   -------  --------

Class E ........................................   (7.73)%   17.58%   17.45%
Class S ........................................   (7.34)%   18.03%   17.67%
Russell 1000(R) Index ..........................   (7.79)%   18.17%   17.67%
--------------------------------------------------------------------------------

                          Tax-Managed Large Cap Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class S

                                   [GRAPH]

                              1997     31.73%
                              1998     32.08%
                              1999     16.51%
                              2000     (8.53)%

                        Best Quarter:   23.71% (4Q/98)
                        Worst Quarter: (10.12)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                         Since
for the periods ended December 31, 2000                  1 Year    Inception*
---------------------------------------                  ------    ----------

Class E .............................................    (8.50)%     17.43%
Class S .............................................    (8.53)%     17.42%
S&P 500 Composite Stock Price Index .................    (9.19)%     17.81%
-------------------------------------------------------------------------------

* The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                              Special Growth Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [GRAPH]

                            1991            43.11%
                            1992            12.52%
                            1993            15.48%
                            1994            (3.71)%
                            1995            28.52%
                            1996            18.65%
                            1997            28.77%
                            1998             0.42%
                            1999            21.45%
                            2000             9.18%


                        Best Quarter: 22.40% (1Q/91)
                        Worst Quarter: (22.45)% (3Q/90)


--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000               1 Year  5 Years  10 Years
---------------------------------------               ------  -------  --------

Class E ...........................................    8.89%   14.87%   16.49%
Class S ...........................................    9.18%   15.25%   16.68%
Russell 2500(TM) Index ............................    4.27%   13.98%   17.41%
--------------------------------------------------------------------------------

                          Tax-Managed Small Cap Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S



                                   [GRAPH]

                            1997            31.73%
                            1998            32.08%
                            1999            16.51%
                            2000            (6.36)%


                        Best Quarter: 12.48% (1Q/00)
                        Worst Quarter: (17.16)% (4Q/00)


--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                    1 Year    Inception*
---------------------------------------                    ------    ----------

Class E .............................................      (6.27)%     0.53%
Class S .............................................      (6.36)%     0.43%
Russell 2500(TM) Index ..............................       4.27%     13.82%
Russell Small Cap Completeness(TM) Index** ..........      (8.96)%     3.00%
-------------------------------------------------------------------------------
*    The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Composite Stock Price Index. The Fund uses the Russell Small Cap Completeness Index for management and construction of the Fund's portfolio.

                              Equity Income Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class S


                                   [GRAPH]

                            1991            27.52%
                            1992            11.51%
                            1993            13.23%
                            1994             0.69%
                            1995            34.76%
                            1996            21.45%
                            1997            33.59%
                            1998            12.99%
                            1999             0.25%
                            2000             0.15%


                        Best Quarter: 16.47% (1Q/91)
                        Worst Quarter: (15.63)% (3Q/90)


--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000               1 Year  5 Years  10 Years
---------------------------------------               ------  -------  --------

Class E ..........................................    (0.11)%  12.56%   14.71%
Class S ..........................................     0.15%   12.96%   14.92%
Russell 1000(R) Value Index ......................     7.01%   16.91%   17.37%
--------------------------------------------------------------------------------

                          Real Estate Securities Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S



                                   [GRAPH]

                            1991            37.08%
                            1992            17.29%
                            1993            17.42%
                            1994             7.24%
                            1995            10.87%
                            1996            36.81%
                            1997            18.99%
                            1998           (15.94)%
                            1999            (0.39)%
                            2000            29.36%


                        Best Quarter: 24.69% (1Q/91)
                        Worst Quarter: (14.24)% (3Q/90)


--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000               1 Year  5 Years  10 Years
---------------------------------------               ------  -------  --------

Class E ........................................      29.03%   11.83%   14.65%
Class S ........................................      29.36%   12.21%   14.84%
NAREIT Equity REIT Index .......................      26.35%   10.10%   13.58%
-------------------------------------------------------------------------------

                          International Securities Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S



                                   [GRAPH]

                            1991            11.99%
                            1992            (6.94)%
                            1993            33.48%
                            1994             4.86%
                            1995            10.20%
                            1996             7.63%
                            1997             0.26%
                            1998            12.90%
                            1999            30.52%
                            2000           (11.43)%


                        Best Quarter: 19.02% (4Q/99)
                        Worst Quarter: (17.66)% (3Q/90)


--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000            1 Year   5 Years   10 Years
---------------------------------------            ------   -------   --------

Class E ......................................    (11.65)%   6.74%      8.33%
Class S ......................................    (11.43)%   7.08%      8.51%
MSCI EAFE Index ..............................    (13.96)%   7.43%      8.56%
-------------------------------------------------------------------------------

                             Emerging Markets Fund


                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                   [GRAPH]

                            1994            (5.83)%
                            1995            (8.21)%
                            1996            12.26%
                            1997            (3.45)%
                            1998           (27.57)%
                            1999            49.03%
                            2000           (30.76)%


                        Best Quarter: 27.94% (4Q/99)
                        Worst Quarter: (21.64)% (3Q/98)


--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000            1 Year   5 Years   Inception*
---------------------------------------           -------   -------   ----------

Class E .......................................   (30.87)%  (4.20)%     (0.14)%
Class S .......................................   (30.76)%  (4.12)%     (0.09)%
IFC Investable Composite Index ................   (31.76)%  (3.67)%      2.39%
-------------------------------------------------------------------------------
*    The Emerging Markets Fund commenced operations on January 29, 1993.

                             Diversified Bond Fund


                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S



                                   [GRAPH]

                            1991            15.29%
                            1992             6.52%
                            1993            10.02%
                            1994            (3.25)%
                            1995            17.76%
                            1996             3.43%
                            1997             9.09%
                            1998             8.09%
                            1999            (2.14)%
                            2000            11.30%


                         Best Quarter: 5.80% (2Q/95)
                         Worst Quarter: (2.79)% (1Q/94)


--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000                1 Year  5 Years  10 Years
---------------------------------------                ------  -------  --------

Class E .........................................      11.10%   5.68%     7.33%
Class S .........................................      11.30%   6.03%     7.51%
Lehman Brothers Aggregate Bond Index ............      11.63%   6.46%     7.96%

30-Day Yields for the year ended December 31, 2000    Current
--------------------------------------------------    -------

Class E .........................................      6.19%
Class S .........................................      6.43%
-------------------------------------------------------------------------------

  To obtain current yield information, please call 1-800-787-7354.

                            Multistrategy Bond Fund


                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                   [GRAPH]

                            1994            (4.35)%
                            1995            17.92%
                            1996             4.97%
                            1997             9.50%
                            1998             6.79%
                            1999            (0.81)%
                            2000             9.77%


                         Best Quarter: 6.23% (2Q/95)
                         Worst Quarter: (3.44)% (1Q/94)


--------------------------------------------------------------------------------

Average annual total returns                                               Since
for the periods ended December 31, 2000               1 Year   5 Years   Inception*
---------------------------------------               ------   -------   ----------

Class E .........................................      9.59%    5.84%       6.35%
Class S .........................................      9.77%    5.97%       6.43%
Lehman Brothers Aggregate Bond Index ............     11.63%    6.46%       6.88%

30-Day Yields for the year ended December 31, 2000   Current
--------------------------------------------------   -------

Class E .........................................     6.26%
Class S .........................................     6.31%

-------------------------------------------------------------------------------
*    The Multistrategy Bond Fund commenced operations on January 29, 1993.

     To obtain current yield information, please call 1-800-787-7354.

                              Short Term Bond Fund


                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                   [GRAPH]

                            1991            12.31%
                            1992             2.74%
                            1993             6.98%
                            1994             0.82%
                            1995             9.95%
                            1996             4.76%
                            1997             6.02%
                            1998             6.09%
                            1999             3.03%
                            2000             7.63%


                         Best Quarter: 3.90% (4Q/91)
                         Worst Quarter: (0.72)% (1Q/94)


--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000                1 Year  5 Years  10 Years
---------------------------------------                ------  -------  --------

Class E ............................................    7.33%   5.39%     5.93%
Class S ............................................    7.63%   5.49%     5.98%
Merrill Lynch 1-2.99 Years Treasury Index ..........    8.00%   5.92%     6.42%

30-Day Yields for the year ended December 31, 2000     Current
--------------------------------------------------     -------

Class E ............................................    5.80%
Class S ............................................    6.05%
--------------------------------------------------------------------------------

     To obtain current yield information, please call 1-800-787-7354.

                              Tax Exempt Bond Fund


                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [GRAPH]

                            1991             7.64%
                            1992             5.85%
                            1993             6.58%
                            1994            (0.54)%
                            1995             7.81%
                            1996             3.07%
                            1997             4.92%
                            1998             4.82%
                            1999            (0.52)%
                            2000             7.77%


                         Best Quarter: 2.95% (4Q/00)
                         Worst Quarter: (1.59)% (1Q/94)

--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000*              1 Year  5 Years  10 Years
----------------------------------------              ------  -------  --------

Class E .........................................      7.49%   3.89%     4.65%
Class S .........................................      7.77%   3.97%     4.69%
Lehman Brothers Municipal 1-10 Year Index .......      8.17%   5.23%       --

Yields for the year ended December 31, 2000          Current
-------------------------------------------          -------

30-Day Yield
Class E .........................................     3.91%
Class S .........................................     4.17%

30-Day Tax Equivalent Yield
Class E .........................................     6.47%
Class S .........................................     6.90%
--------------------------------------------------------------------------------
* The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.


     To obtain current yield information, please call 1-800-787-7354.

                                Fees and Expenses

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                   (fees paid directly from your investment)


                                                          Maximum Sales
                                          Maximum Sales   Charge (Load)      Maximum
                                          Charge (Load)    Imposed on     Deferred Sales
                                           Imposed on      Reinvested         Charge       Redemption   Exchange
                                           Purchases       Dividends          (Load)          Fees        Fees
                                           ---------       ---------          ------          ----        ----

All Funds, Classes E and S ...........        None           None              None           None        None

                        Annual Fund Operating Expenses##
                  (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                    Other Expenses
                                                      (including
                                                    Administrative    Total Gross        Fee
                                                       Fees and       Annual Fund       Waivers           Total Net
                                         Advisory     Shareholder      Operating      and Expense        Annual Fund
                                           Fee*     Servicing Fees)    Expenses     Reimbursements#   Operating Expenses
                                           ----     ---------------    --------     ---------------   ------------------
Class E Shares**
 Diversified Equity ..........            0.73%          0.46%           1.19%           0.00%               1.19%
 Quantitative Equity .........            0.73%          0.44%           1.17%           0.00%               1.17%
 Tax-Managed Large Cap+ ......            0.70%          0.41%           1.11%           0.00%               1.11%
 Special Growth ..............            0.90%          0.56%           1.46%           0.00%               1.46%
 Tax-Managed Small Cap#+ .....            0.98%          1.05%           2.03%          (0.53)%              1.50%
 Select Growth#+ .............            0.80%          1.06%           1.86%          (0.51)%              1.35%
 Select Value#+ ..............            0.70%          1.04%           1.74%          (0.49)%              1.25%
 Equity Income ...............            0.75%          0.81%           1.56%           0.00%               1.56%
 Real Estate Securities ......            0.80%          0.61%           1.41%           0.00%               1.41%
 International Securities ....            0.90%          0.64%           1.54%           0.00%               1.54%
 Emerging Markets ............            1.15%          1.02%           2.17%           0.00%               2.17%
 Diversified Bond ............            0.40%          0.47%           0.87%           0.00%               0.87%
 Multistrategy Bond ..........            0.60%          0.52%           1.12%           0.00%               1.12%
 Short Term Bond# ............            0.45%          0.45%           0.90%          (0.13)%              0.77%
 Tax-Exempt Bond .............            0.30%          0.59%           0.89%           0.00%               0.89%
Class S Shares
 Diversified Equity ..........            0.73%          0.21%           0.94%           0.00%               0.94%
 Quantitative Equity .........            0.73%          0.19%           0.92%           0.00%               0.92%
 Tax-Managed Large Cap .......            0.70%          0.16%           0.86%           0.00%               0.86%
 Special Growth ..............            0.90%          0.31%           1.21%           0.00%               1.21%
 Tax-Managed Small Cap# ......            0.98%          0.80%           1.78%          (0.53)%              1.25%
 Select Growth#+ .............            0.80%          0.81%           1.61%          (0.51)%              1.10%
 Select Value#+ ..............            0.70%          0.79%           1.49%          (0.49)%              1.00%
 Equity Income ...............            0.75%          0.56%           1.31%           0.00%               1.31%
 Real Estate Securities ......            0.80%          0.36%           1.16%           0.00%               1.16%
 International Securities ....            0.90%          0.39%           1.29%           0.00%               1.29%
 Emerging Markets ............            1.15%          0.77%           1.92%           0.00%               1.92%
 Diversified Bond ............            0.40%          0.22%           0.62%           0.00%               0.62%
 Multistrategy Bond ..........            0.60%          0.27%           0.87%           0.00%               0.87%
 Short Term Bond# ............            0.45%          0.20%           0.65%          (0.13)%              0.52%
 Tax Exempt Bond .............            0.30%          0.34%           0.64%           0.00%               0.64%

* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

# For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 1.03% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Small Cap Fund do not include 12b-1 fees or shareholder servicing fees.

     For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at on annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

+ Annual operating expenses for Classes E and S of the Select Growth and Select Value Funds and for Class E of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are based on average net assets expected to be invested during those classes' first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.

Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
Class E Shares
 Diversified Equity Fund ...................   $121     $378    $  655   $1,445
 Quantitative Equity Fund ..................    119      372       644    1,420
 Tax-Managed Large Cap Fund ................    113      353       612    1,353
 Special Growth Fund .......................    149      462       798    1,747
 Tax-Managed Small Cap Fund ................    153      586     1,045    2,318
 Select Growth Fund ........................    137      535       958    2,139
 Select Value Fund .........................    127      499       897    2,010
 Equity Income Fund ........................    159      493       851    1,857
 Real Estate Securities Fund ...............    144      447       772    1,691
 International Securities Fund .............    157      487       839    1,835
 Emerging Markets Fund .....................    220      679     1,164    2,503
 Diversified Bond Fund .....................     89      277       481    1,072
 Multistrategy Bond Fund ...................    114      356       617    1,363
 Short Term Bond Fund ......................     79      275       487    1,097
 Tax-Exempt Bond Fund ......................     91      284       493    1,096
Class S Shares
 Diversified Equity Fund ...................   $ 96     $300    $  520   $1,155
 Quantitative Equity Fund ..................     94      294       510    1,132
 Tax-Managed Large Cap Fund ................     88      274       476    1,060
 Special Growth Fund .......................    123      384       665    1,465
 Tax-Managed Small Cap Fund ................    127      509       915    2,051
 Select Growth Fund ........................    112      458       828    1,868
 Select Value Fund .........................    102      423       767    1,738
 Equity Income Fund ........................    133      414       717    1,578

                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
 Real Estate Securities Fund ...............    118      368       637    1,408
 International Securities Fund .............    131      408       707    1,556
 Emerging Markets Fund .....................    195      603     1,037    2,243
 Diversified Bond Fund .....................     63      198       345      774
 Multistrategy Bond Fund ...................     89      277       481    1,072
 Short Term Bond Fund ......................     53      194       349      798
 Tax-Exempt Bond Fund ......................     65      204       356      797


                        SUMMARY COMPARISON OF THE FUNDS

          Fund                                        Focus
------------------------------  ------------------------------------------------
Diversified Equity Fund.......   Income and capital growth
Quantitative Equity Fund......   Total return
Tax-Managed Large Cap Fund....   Capital growth
Special Growth Fund...........   Maximum total return primarily through capital
                                 appreciation
Tax-Managed Small Cap Fund....   Capital growth
Select Growth Fund............   Maximum total return primarily through capital
                                 appreciation
Select Value Fund.............   Maximum total return primarily through capital
                                 appreciation
Equity Income Fund............   Current income
Real Estate Securities Fund...   Total return
International Securities Fund.   Total return
Emerging Markets Fund.........   Maximum total return primarily through capital
                                 appreciation
Diversified Bond Fund.........   Current income and diversification
Multistrategy Bond Fund.......   Maximum total return primarily through capital
                                 appreciation
Short Term Bond Fund..........   Preservation of capital and generation of
                                 current income
Tax-Exempt Bond Fund..........   Maximum current income

                           THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


DIVERSIFIED EQUITY FUND
-----------------------

Investment     To provide income and capital growth by investing principally in
Objective      equity securities.

Principal      The Diversified Equity Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

Investment     To provide a total return greater than the total return of the US
Objective      stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal      The Quantitative Equity Fund invests primarily in common stocks
Investment     of medium and large capitalization companies which are
Strategies     predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities.

               The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------

Investment     To maximize total return primarily through capital appreciation
Objective      and assuming a higher level of volatility than the Diversified
               Equity Fund.

Principal      The Special Growth Fund invests primarily in common stocks of
Investment     small and medium capitalization companies most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities of small capitalization
               companies.

Principal      The Tax-Managed Small Cap Fund invests primarily in equity
Investment     securities of small capitalization US companies. While market
Strategies     capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell
               3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT GROWTH FUND
------------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Growth Fund invests primarily in large and medium
Investment     capitalization stocks with some exposure to small capitalization
Strategies     stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT VALUE FUND
-----------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Value Fund invests primarily in large and medium
Investment     capitalization value stocks with some exposure to small
Strategies     capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY INCOME FUND
------------------

Investment     To achieve a high level of current income while maintaining the
Objective      potential for capital appreciation.

Principal      The Equity Income Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                    . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above- average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

Investment     To generate a high level of total return through above average
Objective      current income while maintaining the potential for capital appreciation.

Principal      The Real Estate Securities Fund seeks to achieve its objective by
Investment     concentrating its investments in equity securities of issuers
Strategies     whose value is derived primarily from development, management and market pricing of underlying real estate properties.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

Investment     To provide favorable total return and additional diversification
Objective      for US investors.

Principal      The International Securities Fund invests primarily in equity
Investment     securities issued by companies domiciled outside the US and in
Strategies     depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a
               high degree of diversification among countries and currencies.
               Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal      The Emerging Markets Fund will primarily invest in equity
Investment     securities of companies that are located in countries with
Strategies     emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
               Europe.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

               The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------

Investment     To provide effective diversification against equities and a
Objective      stable level of cash flow by investing in fixed-income
               securities.

Principal      The Diversified Bond Fund invests primarily in investment grade
Investment     fixed-income securities. In particular, the Fund holds debt
Strategies     securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Principal      The Multistrategy Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

Investment     The preservation of capital and the generation of current income
Objective      consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal      The Short Term Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX EXEMPT BOND FUND
--------------------

Investment     To provide a high level of federal tax-exempt current income by
Objective      investing primarily in a diversified portfolio of investment grade municipal securities.

Principal      The Tax Exempt Bond Fund concentrates its investments in
Investment     investment-grade municipal debt obligations providing federal
Strategies     tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. Under normal market conditions, at least 80% of the Fund's assets will be invested in tax-exempt securities.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was 4.28 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Risk Associated With:           Description                  Relevant Fund

Multi-Manager           The investment styles          Diversified Equity
Approach                employed by a Fund's money     Special Growth
                        managers may not be            Equity Income
                        complementary. The interplay   Quantitative Equity
                        of the various strategies      International Securities
                        employed by a Fund's           Emerging Markets
                        multiple money managers may    Real Estate Securities
                        result in a Fund holding a     Short Term Bond
                        concentration of certain       Diversified Bond
                        types of securities. This      Multistrategy Bond
                        concentration may be           Tax Exempt Bond
                        beneficial or detrimental to   Select Growth
                        a Fund's performance           Select Value
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover,
                        resulting in higher Fund
                        brokerage expenses and
                        increased tax liability from
                        a Fund's realization of
                        capital gains.

Tax-Sensitive           A Fund's tax-managed equity    Tax-Managed Large Cap
Management              investment strategy may not    Tax-Managed Small Cap
                        provide as high a return
                        before consideration of
                        federal income tax
                        consequences as other mutual
                        funds. A tax-sensitive
                        investment strategy involves
                        active management and a Fund
                        may realize capital gains.
                        Additionally, this strategy
                        may not be fully implemented
                        in some situations. For
                        example, the Fund may not
                        have any capital losses to
                        offset capital gains.

Equity Securities       The value of equity            Diversified Equity
                        securities will rise and       Special Growth
                        fall in response to the        Equity Income
                        activities of the company      Quantitative Equity
                        that issued the stock,         International Securities
                        general market conditions      Emerging Markets
                        and/or economic conditions.    Real Estate Securities
                                                       Tax-Managed Large Cap
                                                       Tax-Managed Small Cap
                                                       Select Growth
                                                       Select Value

  . Value               Investments in value stocks    Diversified Equity
    Stocks              are subject to risks that      Special Growth
                        (i) their intrinsic values     Equity Income
                        may never be realized by the   International Securities
                        market or (ii) such stock      Tax-Managed Large Cap
                        may turn out not to have       Tax-Managed Small Cap
                        been undervalued.              Select Value

  . Growth              Growth company stocks may      Diversified Equity
    Stocks              provide minimal dividends      Special Growth
                        which could otherwise          International Securities
                        cushion stock prices in a      Tax-Managed Large Cap
                        market decline. The value of   Tax-Managed Small Cap
                        growth company stocks may      Select Growth
                        rise and fall significantly
                        based, in part, on
                        investors' perceptions of
                        the company, rather than on
                        fundamental analysis of the
                        stocks.

  . Market-Oriented     Market-oriented investments    Diversified Equity
    Investments         are generally subject to the   Special Growth
                        risks associated with growth   Quantitative Equity
                        and value stocks.              International Securities
                                                       Tax-Managed Large Cap
                                                       Tax-Managed Small Cap


  . Securities of       Investments in smaller         Special Growth
    Small               companies may involve          Tax-Managed Small Cap
    Capitalization      greater risks because these    Select Growth
    Companies           companies generally have a     Select Value
                        limited track record.
                        Smaller companies often have
                        narrower markets and more
                        limited managerial and
                        financial resources than
                        larger, more established
                        companies. As a result,
                        their performance can be
                        more volatile, which may
                        increase the volatility of a
                        Fund's portfolio.

Fixed-Income            Prices of fixed-income         Short Term Bond
Securities              securities rise and fall in    Diversified Bond
                        response to interest rate      Multistrategy Bond
                        changes. Generally, when       Tax Exempt Bond
                        interest rates rise, prices
                        of fixed-income securities
                        fall. The longer the
                        duration of the security,
                        the more sensitive the
                        security is to this risk. A
                        1% increase in interest
                        rates would reduce the value
                        of a $100 note by
                        approximately one dollar if
                        it had a one-year duration,
                        but would reduce its value
                        by approximately fifteen
                        dollars if it had a 15-year
                        duration. There is also a
                        risk that one or more of the
                        securities will be
                        downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.

  . Non-Investment     Although lower rated debt           Short Term Bond
    Grade              securities generally offer a        Multistrategy Bond
    Fixed-Income       higher yield than higher rated
    Securities         debt securities, they involve
                       higher risks. They are especially
                       subject to:

                         . Adverse changes in general
                           economic conditions and in the
                           industries in which their
                           issuers are engaged,

                         . Changes in the financial
                           condition of their issuers and

                         . Price fluctuations in response
                           to changes in interest rates.

                       As a result, issuers of lower
                       rated debt securities are more
                       likely than other issuers to miss
                       principal and interest payments or
                       to default which could result in a
                       loss to a Fund.

International          A Fund's return and net asset       International
Securities             value may be significantly          Securities Emerging
                       affected by political or economic   Markets Short Term
                       conditions and regulatory           Bond Multistrategy
                       requirements in a particular        Bond
                       country. Non-US markets, economies
                       and political systems may be less
                       stable than US markets, and changes
                       in exchange rates of foreign
                       currencies can affect the value of
                       a Fund's foreign assets. Non-US
                       laws and accounting standards
                       typically are not as strict as they
                       are in the US and there may be less
                       public information available about
                       foreign companies. Non-US
                       securities markets may be less
                       liquid and have fewer transactions
                       than US securities markets.
                       Additionally, international markets
                       may experience delays and
                       disruptions in securities
                       settlement procedures for a Fund's
                       portfolio securities.

  . Non-US Debt        A Fund's non-US debt securities     Short Term Bond
    Securities         are typically obligations of        Multistrategy Bond
                       sovereign governments and
                       corporations. These securities are
                       particularly subject to a risk of
                       default from political instability.

  . Emerging Market    Investments in emerging or          Emerging Markets
    Countries          developing markets involve          Short Term Bond
                       exposure to economic structures     Multistrategy Bond
                       that are generally less diverse
                       and mature, and to political
                       systems which have less stability
                       than those of more developed
                       countries. Emerging market
                       securities are subject to currency
                       transfer restrictions and may
                       experience delays and disruptions
                       in securities settlement procedures
                       for a Fund's portfolio securities.

  . Instruments of US   Non-US corporations and banks      Short Term Bond
    and Foreign Banks   issuing dollar denominated         Diversified Bond
    and Branches and    instruments in the US are not      Multistrategy Bond
    Foreign             necessarily subject to the same
    Corporations,       regulatory requirements that
    Including Yankee    apply to US corporations and
    Bonds               banks, such as accounting,
                        auditing and recordkeeping
                        standards, the public
                        availability of information and,
                        for banks, reserve requirements,
                        loan limitations and
                        examinations. This increases the
                        possibility that a non-US
                        corporation or bank may become
                        insolvent or otherwise unable to
                        fulfill its obligations on these
                        instruments.

Derivatives (e.g.       If a Fund incorrectly forecasts    Short Term Bond
Futures Contracts,      interest rates in using            Diversified Bond
Options On Futures,     derivatives, the Fund could lose   Multistrategy Bond
Interest Rate Swaps)    money. Price movements of a
                        futures contract, option or
                        structured note may not be
                        identical to price movements of
                        portfolio securities or a
                        securities index resulting in the
                        risk that, when a Fund buys a
                        futures contract or option as a
                        hedge, the hedge may not be
                        completely effective.

Real Estate Securities  Just as real estate values go      Real Estate
                        up and down, the value of the      Securities
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.

  .   REITs             REITs may be affected by changes   Real Estate
                        in the value of the underlying     Securities
                        properties owned by the REITs and
                        by the quality of any credit
                        extended. Moreover, the underlying
                        portfolios of REITs may not be
                        diversified, and therefore are
                        subject to the risk of financing a
                        single or a limited number of
                        projects. REITs are also dependent
                        upon management skills and are
                        subject to heavy cash flow
                        dependency, defaults by borrowers,
                        self-liquidation and the
                        possibility off ailing either to
                        qualify for tax-free pass through
                        of income under federal tax laws or
                        to maintain their exemption from
                        certain federal securities laws.

Municipal Obligations  Municipal obligations are affected  Short Term Bond by economic, business or political Diversified Bond developments. These securities may Multistrategy Bond
                       be subject to provisions of         Tax Exempt Bond
                       litigation, bankruptcy and other
                       laws affecting the rights and
                       remedies of creditors, or may
                       become subject to future laws
                       extending the time for payment of
                       principal and/or interest, or
                       limiting the rights of
                       municipalities to levy taxes.

Repurchase Agreements  Under a repurchase agreement, a     Short Term Bond
                       bank or broker sells securities to  Diversified Bond
                       a Fund and agrees to repurchase     Multistrategy Bond
                       them at the Fund's cost plus
                       interest. If the value of the
                       securities declines and the bank
                       or broker defaults on its
                       repurchase obligation, a Fund
                       could incur a loss.

Credit And Liquidity   Adverse changes in a guarantor's    Tax Exempt Bond
Enhancements           credit quality if contemporaneous
                       with adverse changes in the
                       guaranteed security could cause
                       losses to a Fund and may affect its
                       net asset value.

Exposing Liquidity     By exposing its liquidity           Diversified Equity
Reserves To Equity     reserves to the equity market,      Special Growth
Markets                principally by use of equity        Equity Income
                       futures, a Fund's performance       Quantitative Equity
                       tends to correlate more closely     International
                       to the performance of the market     Securities
                       as a whole. However, the market     Real Estate
                       performance of equity futures        Securities
                       may not correlate precisely to      Tax-Managed Large Cap
                       the performance of the stock        Tax-Managed Small Cap
                       market. This approach increases     Select Growth
                       a Fund's performance if equity      Select Value
                       markets rise and reduces a
                       Fund's performance if equity
                       markets decline.

Securities Lending     If a borrower of a Fund's           All Funds
                       securities fails financially,
                       the Fund's recovery of the
                       loaned securities may be
                       delayed or the Fund may lose
                       its rights to the collateral
                       which could result in a loss
                       to a Fund.

                             MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall Lert, who has been Chief Investment Officer since June 1989.

  . Mark Amberson, who has been a Portfolio Manager of FRIMCo since January
    1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

  . Randal Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

  . James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr.
    Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

  . Symon Parish, who has been a Portfolio Manager of Russell Investment
    Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

  . Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

  . James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

  . James Jornlin has primary responsibility for the management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Small Cap Fund, 1.03%; Select Growth Fund, 0.85%; Select Value Fund, 0.75%; Equity Income Fund, 0.80%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Term Bond Fund, 0.50%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.

  For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, a portion of its 1.03% combined advisory and administrative fees up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until February 28, 2002, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



                              THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

  J.P. Morgan Fleming Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

  Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a Ph.D. from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                               PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


Declared                       Payable                      Funds
--------                       -------                      -----

Monthly..............   Early in the following   Tax-Exempt Bond, Diversified
                        month                    Bond and Multistrategy Bond
                                                 Funds

Quarterly............   Mid: April, July,        Diversified Equity, Equity
                        October and December     Income, Quantitative Equity,
                                                 Real Estate Securities, Short
                                                 Term Bond and Select Value
                                                 Funds

Annually.............   Mid-December             Special Growth, International
                                                 Securities, Emerging Markets,
                                                 Tax Managed Large Cap,
                                                 Tax-Managed Small Cap and
                                                 Select Growth Funds


Capital Gains Distributions

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

  The Tax-Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading . The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

  Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

  The Funds offer multiple Classes of Shares: Class C Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.


                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries generally receive no compensation from the Funds or the Funds' service providers with respect to Class S Shares of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

Paying for Shares

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. Under certain circumstances, such as retirement plan rollovers, you may also be able to purchase Shares directly from the Funds.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

By Mail or Telephone

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

  The Funds, except the Tax-Managed Large Cap and Tax-Managed Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  The Tax-Managed Large Cap and Tax-Managed Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

By Check

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.


                              WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number

Signature Requirements Based on Account Type

   Account Type             Requirements for Written Requests

   Individual, Joint        Written instructions must be signed by each
   Tenants, Tenants in      shareholder, exactly as the names appear in the
   Common                   account registration.

   UGMA or UTMA (custodial  Written instructions must be signed by the
   accounts for minors)     custodian in his/her capacity as it appears in the
                            account registration.

   Corporation,             Written instructions must be signed by authorized
   Association              person(s), stating his/her capacity as indicated by
                            corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

   Estate, Trust, Pension,  Written instructions must be signed by all
   Profit Sharing Plan      trustees. If the name of the trustee(s) does not
                            appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

   Joint tenancy            Written instructions must be signed by the
   shareholders whose       surviving tenant(s).  A certified copy of the death
   co-tenants are deceased  certificate must accompany the request.

Signature Guarantee

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.


                                ACCOUNT POLICIES

Third Party Transactions

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Class E Shares of the Tax-Managed Large Cap or Tax-Managed Small Cap Funds and no Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown.

  The information in the following tables represents the Financial Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.

Diversified Equity Fund--Class E Shares


                                                                                  Year Ended December 31,
                                                                               -----------------------------
                                                                     2000*      1999        1998      1997**
                                                                    -------    -------    -------    -------
Net Asset Value, Beginning of Period .............................  $ 54.43    $ 51.40    $ 43.64    $ 45.55
                                                                    -------    -------    -------    -------
Income From Operations
 Net investment income (a)  ......................................      .08        .13        .10        .06
 Net realized and unrealized gain (loss) .........................    (2.57)      8.81      10.34       7.97
                                                                    -------    -------    -------    -------
  Total income from operations ...................................    (2.49)      8.94      10.44       8.03
                                                                    -------    -------    -------    -------
Distributions
 From net investment income ......................................     (.17)      (.09)      (.08)      (.07)
 From net realized gain ..........................................    (1.22)     (5.82)     (2.60)     (9.87)
                                                                    -------    -------    -------    -------
  Total distributions ............................................    (1.39)     (5.91)     (2.68)     (9.94)
                                                                    -------    -------    -------    -------
Net Asset Value, End of Period ...................................  $ 50.55    $ 54.43    $ 51.40    $ 43.64
                                                                    =======    =======    =======    =======

Total Return (%)(b) ..............................................    (4.49)     17.95      24.59      15.99

Ratios/Supplemental  Data:
 Net Assets, end of period (in thousands) ........................   19,666     12,958      9,007      2,839
 Ratios to average net assets (%)(c):
  Operating expenses .............................................     1.19       1.19       1.33       1.63
  Net investment income ..........................................      .19        .23        .21        .10

 Portfolio turnover rate (%) .....................................   141.75     110.36     100.31     114.11


*    For the ten months ended October 31, 2000.
**   For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Diversified Equity Fund--Class S Shares



                                                                             Year Ended December 31,
                                                          --------------------------------------------------------------
                                               2000*         1999          1998          1997         1996        1995
                                            ----------    ----------    ----------    ----------    --------    --------
Net Asset Value, Beginning of Period ....   $    54.33    $    51.39    $    43.64    $    41.45    $  38.62    $  32.26
                                            ----------    ----------    ----------    ----------    --------    --------
Income From Operations
 Net investment income (a) ..............          .19           .28           .30           .37         .48         .60
 Net realized and unrealized gain
  (loss) ................................        (2.57)         8.79         10.34         12.06        8.15       10.63
                                            ----------    ----------    ----------    ----------    --------    --------
  Total income from operations ..........        (2.38)         9.07         10.64         12.43        8.63       11.23
                                            ----------    ----------    ----------    ----------    --------    --------
Distributions
 From net investment income .............         (.18)         (.31)         (.29)         (.37)       (.48)       (.60)
 From net realized gain .................        (1.22)        (5.82)        (2.60)        (9.87)      (5.32)      (4.27)
                                            ----------    ----------    ----------    ----------    --------    --------
  Total distributions ...................        (1.40)        (6.13)        (2.89)       (10.24)      (5.80)      (4.87)
                                            ----------    ----------    ----------    ----------    --------    --------
Net Asset Value, End of Period ..........   $    50.55    $    54.33    $    51.39    $    43.64    $  41.45    $  38.62
                                            ==========    ==========    ==========    ==========    ========    ========

Total Return (%) (b) ....................        (4.28)        18.21         25.11         31.32       23.29       35.17

Ratios/Supplemental Data:
 Net Assets, end of period
   (in thousands) .......................    1,516,448     1,569,920     1,367,016     1,042,620     699,691     530,645
 Ratios to average net assets (%)(c):
  Operating Expenses ....................          .94           .93           .91           .92         .94         .95
  Net investment income .................          .45           .51           .62           .80        1.18        1.56

 Portfolio turnover rate (%) ............       141.75        110.36        100.31        114.11       99.90       92.53

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Quantitative Equity Fund--Class E Shares


                                                                                     Year Ended December 31,
                                                                              ------------------------------------
                                                                    2000*      1999      1998      1997     1996**
                                                                   -------    ------    ------    ------    ------
Net Asset Value, Beginning of Period ..........................    $ 45.19    $42.50    $36.80    $33.05    $33.81
                                                                   -------    ------    ------    ------    ------
Income From Operations
 Net investment income (a)  ...................................        .06       .13       .12       .14       .05
 Net realized and unrealized gain (loss) ......................       (.08)     8.50      8.54      9.95      1.87
                                                                   -------    ------    ------    ------    ------
  Total income from operations ................................       (.02)     8.63      8.66     10.09      1.92
                                                                   -------    ------    ------    ------    ------
Distributions
 From net investment income ...................................       (.09)     (.10)     (.16)     (.07)     (.08)
 From net realized gain .......................................       (.91)    (5.84)    (2.80)    (6.27)    (2.60)
                                                                   -------    ------    ------    ------    ------
  Total distributions .........................................      (1.00)    (5.94)    (2.96)    (6.34)    (2.68)
                                                                   -------    ------    ------    ------    ------
Net Asset Value, End of Period ................................    $ 44.17    $45.19    $42.50    $36.80    $33.05
                                                                   =======    ======    ======    ======    ======

Total Return (%) (b) ..........................................        .11     21.11     24.34     31.70      5.91

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) .....................     15,314     7,987     7,479     2,344       322
 Ratios to average net assets (%)(c):
  Operating expenses ..........................................       1.17      1.18      1.31      1.59      1.65
  Net investment income .......................................        .15       .28       .30       .33       .81


 Portfolio turnover rate (%) ..................................      59.25     89.52     77.23     87.67     74.33

*    For the ten months ended October 31, 2000.
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Quantitative Equity Fund--Class S Shares



                                                                             Year Ended December 31,
                                                          ------------------------------------------------------------
                                              2000*          1999          1998         1997        1996        1995
                                            ----------    ----------    ----------    --------    --------    --------
Net Asset Value, Beginning of Period ....   $    45.19    $    42.53    $    36.78    $  33.05    $  30.76    $  24.84
                                            ----------    ----------    ----------    --------    --------    --------
Income From Operations
 Net investment income (a) ..............          .15           .24           .27         .38         .51         .50
 Net realized and unrealized gain
  (loss) ................................         (.02)         8.50          8.55       10.00        6.24        8.72
                                            ----------    ----------    ----------    --------    --------    --------
  Total income from operations ..........          .13          8.74          8.82       10.38        6.75        9.22
                                            ----------    ----------    ----------    --------    --------    --------
Distributions
 From net investment income .............         (.14)         (.24)         (.27)       (.38)       (.51)       (.51)
 From net realized gain .................         (.91)        (5.84)        (2.80)      (6.27)      (3.95)      (2.79)
                                            ----------    ----------    ----------    --------    --------    --------
  Total distributions ...................        (1.05)        (6.08)        (3.07)      (6.65)      (4.46)      (3.30)
                                            ----------    ----------    ----------    --------    --------    --------
Net Asset Value, End of Period ..........   $    44.27    $    45.19    $    42.53    $  36.78    $  33.05    $  30.76
                                            ==========    ==========    ==========    ========    ========    ========

Total Return (%) (b) ....................          .47         21.37         24.82       32.70       23.08       37.69

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)    1,556,534     1,545,021     1,316,051     996,880     663,925     488,948
 Ratios to average net assets (%)(c):
  Operating Expenses ....................          .92           .93           .91         .91         .93         .93
  Net investment income .................          .42           .53           .69        1.04        1.59        1.71

 Portfolio turnover rate (%) ............        59.25         89.52         77.23       87.67       74.33       78.83

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Tax-Managed Large Cap Fund--Class S Shares



                                                                                  Year Ended December 31,
                                                                      ----------------------------------------------
                                                           2000*        1999         1998         1997        1996**
                                                         --------     --------     --------     --------     -------
Net Asset Value, Beginning of Period ................    $  21.17     $  18.26     $  13.90     $  10.61     $ 10.00
                                                         --------     --------     --------     --------     -------
Income From Operations
 Net investment income (a) ..........................         .08          .14          .10          .08         .03
 Net realized and unrealized gain (loss) ............        (.37)        2.88         4.35         3.28         .61
                                                         --------     --------     --------     --------     -------
  Total income from operations ......................        (.29)        3.02         4.45         3.36         .64
                                                         --------     --------     --------     --------     -------
Distributions
 From net investment income .........................        (.01)        (.11)        (.08)        (.07)       (.03)
 From net realized gain .............................          --           --         (.01)          --          --
                                                         --------     --------     --------     --------     -------
  Total distributions ...............................        (.01)        (.11)        (.09)        (.07)       (.03)
                                                         --------     --------     --------     --------     -------
Net Asset Value, End of Period ......................    $  20.87     $  21.17     $  18.26     $  13.90     $ 10.61
                                                         ========     ========     ========     ========     =======

Total Return (%) (b) ................................       (1.39)       16.57        32.08        31.73        6.10

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ...........     674,460      566,001      305,452      109,735      19,931
 Ratios to average net assets (%)(c):
  Operating expenses, net ...........................         .86          .85          .99         1.00        1.00
  Operating expenses, gross .........................         .86          .85          .99         1.08        2.83
  Net investment income .............................         .46          .71          .61          .92        1.62

 Portfolio turnover rate (%) ........................       43.48        48.35        50.59        39.23        8.86

*    For the ten months ended October 31, 2000.
** For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Special Growth Fund--Class E Shares


                                                                                       Year Ended December 31,
                                                                               ---------------------------------------
                                                                     2000*      1999       1998       1997      1996**
                                                                    -------    -------    -------    ------    -------
Net Asset Value, Beginning of Period ...........................    $ 48.55    $ 42.91    $ 45.42    $40.75    $ 43.48
                                                                    -------    -------    -------    ------    -------
Income From Operations
 Net investment income (a)  ....................................       (.07)      (.16)      (.17)     (.13)      (.02)
 Net realized and unrealized gain (loss) .......................       4.61       9.02        .09     11.05       1.63
                                                                    -------    -------    -------    ------    -------
  Total income from operations .................................       4.54       8.86       (.08)    10.92       1.61
                                                                    -------    -------    -------    ------    -------
Distributions
 From net realized gain ........................................      (1.35)     (3.22)     (2.43)    (6.25)     (4.34)
                                                                    -------    -------    -------    ------    -------

Net Asset Value, End of Period .................................    $ 51.74    $ 48.55    $ 42.91    $45.42    $ 40.75
                                                                    =======    =======    =======    ======    =======
Total Return (%) (b) ...........................................       9.53      21.19        .04     27.90       4.04

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ......................      9,678      5,411      6,139     3,153        910
 Ratios to average net assets (%)(c):
  Operating expenses, net ......................................       1.46       1.49       1.58      1.83       1.89
  Operating expenses, gross ....................................       1.47       1.49       1.58      1.83       1.89
  Net investment income ........................................       (.16)      (.36)      (.39)     (.51)      (.38)

 Portfolio turnover rate (%) ...................................     136.00     111.98     129.19     97.19     118.13

*    For the ten months ended October 31, 2000.
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Special Growth Fund--Class S Shares


                                                                             Year Ended December 31,
                                                             --------------------------------------------------------
                                                   2000*       1999        1998        1997        1996        1995
                                                 --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period .........   $  49.18    $  43.34    $  45.72    $  40.79    $  39.17    $  33.47
                                                 --------    --------    --------    --------    --------    --------
Income From Operations
 Net investment income (a) ...................        .04        (.05)        .01         .08         .12         .18
 Net realized and unrealized gain (loss) .....       4.67        9.12         .08       11.18        6.87        9.25
                                                 --------    --------    --------    --------    --------    --------
  Total income from operations ...............       4.71        9.07         .09       11.26        6.99        9.43
                                                 --------    --------    --------    --------    --------    --------
Distributions
 From net investment income ..................       (.02)       (.01)       (.04)       (.08)       (.12)       (.21)
 From net realized gain ......................      (1.35)      (3.22)      (2.43)      (6.25)      (5.25)      (3.52)
                                                 --------    --------    --------    --------    --------    --------
  Total distributions ........................      (1.37)      (3.23)      (2.47)      (6.33)      (5.37)      (3.73)
                                                 --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period ...............   $  52.52    $  49.18    $  43.34    $  45.72    $  40.79    $  39.17
                                                 ========    ========    ========    ========    ========    ========

Total Return (%) (b) .........................       9.76       21.45         .42       28.77       18.65       28.52

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ....    759,435     697,211     595,862     572,635     393,048     313,678
 Ratios to average net assets (%)(c):
  Operating expenses, net ....................       1.21        1.24        1.15        1.15        1.19        1.22
  Operating expenses, gross ..................       1.22        1.24        1.15        1.15        1.19        1.22
  Net investment income ......................        .08        (.10)        .03         .18         .28         .49

 Portfolio turnover rate (%) .................     136.00      111.98      129.19       97.19      118.13       87.56

*    For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

Tax-Managed Small Cap Fund--Class S Shares


                                                        2000*            1999**
                                                     -----------      ----------
Net Asset Value, Beginning Of Period ...........     $     10.73      $    10.00
                                                     -----------      ----------
Income From Operations
 Net investment income (a)*** ..................              --             .01
 Net realized and unrealized gain (loss)  ......             .43             .72
                                                     -----------      ----------
  Total income from operations .................             .43             .73
                                                     -----------      ----------
Distributions
 From net investment income ....................            (.01)             --
                                                     -----------      ----------


Net Asset Value, End Of Period .................     $     11.15      $    10.73
                                                     ===========      ==========

Total Return (%) (b)  ..........................            4.08            7.30

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ......         105,630          29,053
 Ratios to average net assets (%)(c):
  Operating expenses, net ......................            1.25            1.25
  Operating expenses, gross ....................            1.85            7.95
  Net investment income (loss) .................            (.04)           1.92

 Portfolio turnover rate (%)  ..................           71.20            3.33


*   For the ten months ended October 31, 2000.
**  For the period December 1, 1999 (commencement of sale) to December 31,
    1999.
*** Less than $.01 per share for the period ended October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class E Shares



                                                                                      Year Ended December 31,
                                                                        ---------------------------------------------------
                                                             2000*          1999          1998         1997        1996**
                                                         ------------   ------------   ----------   ----------   ----------
Net Asset Value, Beginning Of Period .................   $      37.20   $      41.45   $    41.43   $    40.22   $    41.86
                                                         ------------   ------------   ----------   ----------   ----------
Income From Operations
 Net investment income (a)  ..........................            .15            .33          .37          .32          .10
 Net realized and unrealized gain (loss) .............           (.02)          (.44)        4.49        12.20         2.39
                                                         ------------   ------------   ----------   ----------   ----------
  Total income from operations .......................            .13           (.11)        4.86        12.52         2.49
                                                         ------------   ------------   ----------   ----------   ----------
Distributions
 From net investment income ..........................           (.23)          (.25)        (.51)        (.07)        (.18)
 From net realized gain ..............................           (.19)         (3.89)       (4.33)      (11.24)       (3.95)
                                                         ------------   ------------   ----------   ----------   ----------
 Tax return of capital ...............................           (.02)            --           --           --           --
                                                         ------------   ------------   ----------   ----------   ----------
  Total distributions ................................           (.44)         (4.14)       (4.84)      (11.31)       (4.13)
                                                         ------------   ------------   ----------   ----------   ----------
Net Asset Value, End Of Period .......................   $      36.89   $      37.20   $    41.45   $    41.43   $    40.22
                                                         ============   ============   ==========   ==========   ==========

Total Return (%) (b) .................................            .46            .04        12.41        32.68         6.23

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ............          1,095          1,061          745          338          122
 Ratios to average net assets (%)(c):
  Operating expenses .................................           1.56           1.35         1.42         1.74         1.77
  Net investment income ..............................            .53            .80          .90          .77         1.50

 Portfolio turnover rate (%) .........................          99.20         137.94       149.63       139.33       106.40

*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class S Shares


                                                                                    Year Ended December 31,
                                                           ------------------------------------------------------------------------
                                                2000*          1999           1998           1997           1996           1995
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning Of Period ....   $      36.92   $      41.26   $      41.08   $      40.22   $      38.43   $      32.21
                                            ------------   ------------   ------------   ------------   ------------   ------------
Income From Operations
 Net investment income (a) ..............            .23            .41            .55            .69            .82            .94
 Net realized and unrealized gain
  (loss) ................................           (.03)          (.44)          4.49          12.11           7.03          10.08
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total income from operations ..........           (.20)          (.03)          5.04          12.80           7.85          11.02
                                            ------------   ------------   ------------   ------------   ------------   ------------
Distributions
 From net investment income .............           (.23)          (.42)          (.53)          (.70)          (.83)          (.97)
 From net realized gain .................           (.19)         (3.89)         (4.33)        (11.24)         (5.23)         (3.83)
 Tax return of capital ..................           (.02)            --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total distributions ...................           (.44)         (4.31)         (4.86)        (11.94)         (6.06)         (4.80)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End Of Period ..........   $      36.68   $      36.92   $      41.26   $      41.08   $      40.22   $      38.43
                                            ============   ============   ============   ============   ============   ============

Total Return (%) (b) ....................            .66            .25          12.99          33.59          21.45          34.76

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)        150,057        186,983        250,491        226,952        195,132        180,116
 Ratios to average net assets (%)(c):
  Operating Expenses ....................           1.31           1.11           1.01           1.04           1.07           1.06
  Net investment income .................            .79           1.03           1.30           1.51           2.03           2.51

 Portfolio turnover rate (%) ............          99.20         137.94         149.63         139.33         106.40          92.40

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class E Shares


                                                                                      Year Ended December 31,
                                                                        ---------------------------------------------------
                                                             2000*          1999          1998         1997        1996**
                                                         ------------   ------------   ----------   ----------   ----------
Net Asset Value, Beginning Of Period .................   $      22.76   $      24.27   $    31.02   $    29.18   $    26.67
                                                         ------------   ------------   ----------   ----------   ----------
Income From Operations
 Net investment income (a)  ..........................            .98           1.28         1.26         1.14          .24
 Net realized and unrealized gain (loss) .............           3.14          (1.24)       (6.12)        3.95         3.85
                                                         ------------   ------------   ----------   ----------   ----------
  Total income from operations .......................           4.12            .04        (4.86)        5.09         4.09
                                                         ------------   ------------   ----------   ----------   ----------
Distributions
 From net investment income ..........................           (.81)         (1.55)       (1.43)       (1.04)        (.32)
 From net realized gain ..............................             --             --         (.46)       (2.21)       (1.26)
                                                         ------------   ------------   ----------   ----------   ----------
  Total distributions ................................           (.81)         (1.55)       (1.89)       (3.25)       (1.58)
                                                         ------------   ------------   ----------   ----------   ----------
Net Asset Value, End Of Period .......................   $      26.07   $      22.76   $    24.27   $    31.02   $    29.18
                                                         ============   ============   ==========   ==========   ==========

Total Return (%) (b) .................................          18.24            .30       (16.25)       18.20        15.75

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ............          9,094          7,134          843          388          101
 Ratios to average net assets (%)(c):
  Operating Expenses .................................           1.41           1.39         1.47         1.71         1.77
  Net investment income ..............................           4.78           5.42         4.90         3.94         5.31

 Portfolio turnover rate (%) .........................          53.30          42.69        42.58        49.40        51.75

*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class S Shares


                                                                                  Year Ended December 31,
                                                           ------------------------------------------------------------------------
                                                2000*         1999            1998           1997           1996           1995
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning Of Period ....   $      22.86   $      24.44   $      30.86   $      29.19   $      23.51   $      22.53
                                            ------------   ------------   ------------   ------------   ------------   ------------
Income From Operations
 Net investment income (a) ..............           1.04           1.30           1.34           1.36           1.39           1.32
 Net realized and unrealized gain
  (loss) ................................           3.15          (1.20)         (6.13)          3.93           6.89           1.03
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total income from operations ..........           4.19            .10          (4.79)          5.29           8.28           2.35
                                            ------------   ------------   ------------   ------------   ------------   ------------
Distributions
 From net investment income .............           (.83)         (1.68)         (1.17)         (1.41)         (1.34)         (1.35)
 From net realized gain .................             --             --           (.46)         (2.21)         (1.26)         (0.02)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Total distributions ...................           (.83)         (1.68)         (1.63)         (3.62)         (2.60)         (1.37)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End Of Period ..........   $      26.22   $      22.86   $      24.44   $      30.86   $      29.19   $      23.51
                                            ============   ============   ============   ============   ============   ============
Total Return (%) (b) ....................          18.53            .55         (15.94)         18.99          36.81          10.87

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)        669,529        589,300        576,326        615,483        445,619        290,990
 Ratios to average net assets (%)(c):
  Operating Expenses ....................           1.16           1.14           1.05           1.02           1.04           1.04
  Net investment income .................           5.00           5.41           4.93           4.57           5.64           6.10

 Portfolio turnover rate (%) ............          53.30          42.69          42.58          49.40          51.75          23.49

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

International Securities Fund--Class E Shares


                                                                                  Year Ended December 31,
                                                                      -----------------------------------------------
                                                            2000*       1999         1998          1997       1996**
                                                         ----------   ----------   ----------   ----------   --------
Net Asset Value, Beginning Of Period .................   $    74.95   $    60.68   $    54.64   $    58.47   $  58.56
                                                         ----------   ----------   ----------   ----------   --------
Income From Operations
 Net investment income (a)  ..........................          .57          .40          .28          .35       (.03)
 Net realized and unrealized gain (loss) .............        (9.74)       17.72         6.53         (.64)      1.68
                                                         ----------   ----------   ----------   ----------   --------
  Total income from operations .......................        (9.17)       18.12         6.81         (.29)      1.65
                                                         ----------   ----------   ----------   ----------   --------
Distributions
 From net investment income ..........................           --         (.27)        (.57)        (.29)      (.43)
 From net realized gain ..............................        (2.54)       (3.58)        (.20)       (3.25)     (1.31)
                                                         ----------   ----------   ----------   ----------   --------
  Total distributions ................................        (2.54)       (3.85)        (.77)       (3.54)     (1.74)
                                                         ----------   ----------   ----------   ----------   --------
Net Asset Value, End Of Period .......................   $    63.24   $    74.95   $    60.68   $    54.64   $  58.47
                                                         ==========   ==========   ==========   ==========   ========
Total Return (%) (b) .................................       (12.58)       30.21        12.53         (.41)      2.86

Ratios/Supplemental Data:
 Net Assets, end of
 period (in thousands) ...............................        9,964        5,552        4,431        1,271        623
 Ratios to average net assets (%)(c):
  Operating expenses, net ............................         1.54         1.55         1.64         1.96       2.00
  Operating expenses, gross ..........................         1.55         1.55         1.64         1.96       2.00
  Net investment income ..............................         1.00          .61          .49          .19       (.61)

 Portfolio turnover rate (%) .........................       101.84       120.52        68.46        73.54      42.43

*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

International Securities Fund--Class S Shares


                                                                                   Year Ended December 31,
                                                            ---------------------------------------------------------------------
                                                2000*            1999           1998         1997           1996          1995
                                            -------------   -------------   -----------  ------------   -----------   -----------
Net Asset Value, Beginning Of Period ....   $       75.11   $       60.86   $     54.69   $     58.48   $     56.61   $     53.96
                                            -------------   -------------   -----------  ------------   -----------   -----------
Income From Operations
 Net investment income (a) ..............             .76             .51           .69           .56           .53           .56
 Net realized and unrealized
  gain (loss) ...........................           (9.82)          17.82          6.32          (.46)         3.72          4.89
                                            -------------   -------------   -----------  ------------   -----------   -----------
  Total income from operations ..........           (9.06)          18.33          7.01           .10          4.25          5.45
                                            -------------   -------------   -----------  ------------   -----------   -----------
Distributions
 From net investment income .............              --            (.50)         (.64)         (.64)         (.48)        (1.11)
 From net realized gain .................           (2.54)          (3.58)         (.20)        (3.25)        (1.90)        (1.69)
                                            -------------   -------------   -----------  ------------   -----------   -----------
  Total distributions ...................           (2.54)          (4.08)         (.84)        (3.89)        (2.38)        (2.80)
                                            -------------   -------------   -----------  ------------   -----------   -----------
Net Asset Value, End Of Period ..........   $       63.51   $       75.11   $     60.86   $     54.69   $     58.48   $     56.61
                                            =============   =============   ===========   ===========   ===========   ===========

Total Return (%) (b) ....................          (12.40)          30.52         12.90           .26          7.63         10.20

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)       1,061,171       1,133,495       940,779       839,767       743,615       623,389
 Ratios to average net assets (%)(c):
  Operating expenses, net ...............            1.29            1.30          1.22          1.26          1.30          1.30
  Operating expenses, gross .............            1.30            1.30          1.22          1.26          1.30          1.30
  Net investment income .................            1.31             .79          1.15           .91           .91           .97

 Portfolio turnover rate (%) ............          101.84          120.52         68.46         73.54         42.43         42.96

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Emerging Markets Fund--Class E Shares


                                                                      Year Ended December 31,
                                                                      ------------------------
                                                           2000*          1999        1998**
                                                       ------------   ------------   ---------
Net Asset Value, Beginning Of Period ...............   $      12.51   $       8.48   $    7.37
                                                       ------------   ------------   ---------
Income From Operations
 Net investment income (a) .........................           (.03)          (.04)       (.02)
 Net realized and unrealized gain (loss) ...........          (3.20)          4.14        1.13
                                                       ------------   ------------   ---------
  Total income from operations .....................          (3.23)          4.10        1.11
                                                       ------------   ------------   ---------
Distributions
 From net investment income ........................           (.04)          (.07)         --
                                                       ------------   ------------   ---------

Net Asset Value, End Of Period .....................   $       9.24   $      12.51   $    8.48
                                                       ============   ============   =========
Total Return (%) (b) ...............................         (25.90)         48.71       15.06

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ..........          6,388          6,314          39
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net ..........................           2.16           2.17          --
  Operating expenses, gross ........................           2.17           2.17          --
  Net investment income ............................           (.30)          (.40)         --

 Portfolio turnover rate (%)  ......................          73.11          94.85       59.35

*   For the ten months ended October 31, 2000.
**  For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods less than one year are annualized.

(d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Emerging Markets Fund--Class S Shares


                                                                               Year Ended December 31,
                                                          -------------------------------------------------------------------
                                               2000*         1999          1998          1997          1996          1995
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning Of Period ....   $     12.52   $      8.48   $     11.79   $     12.35   $     11.16   $     12.25
                                            -----------   -----------   -----------   -----------   -----------   -----------
Income From Operations
 Net investment income (a)** ............            --           .03           .12           .14           .10           .11
 Net realized and unrealized gain
  (loss) ................................         (3.21)         4.10         (3.35)         (.56)         1.26         (1.12)
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Total income from operations ..........         (3.21)         4.13         (3.23)         (.42)         1.36         (1.01)
                                            -----------   -----------   -----------   -----------   -----------   -----------
Distributions
 From net investment income .............          (.06)         (.09)         (.08)         (.14)         (.17)         (.05)
 From net realized gain .................            --            --            --            --            --          (.03)
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Total distributions ...................          (.06)         (.09)         (.08)         (.14)         (.17)         (.08)
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End Of Period ..........   $      9.25   $     12.52   $      8.48   $     11.79   $     12.35   $     11.16
                                            ===========   ===========   ===========   ===========   ===========   ===========

Total Return (%) (b)(c) .................        (25.79)        49.03        (27.57)        (3.45)        12.26         (8.21)

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)       359,201       430,794       294,349       333,052       271,490       172,673
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net ...............          1.91          1.91          1.75          1.64          1.71          1.75
  Operating expenses, gross .............          1.92          1.91          1.75          1.64          1.72          1.80
  Net investment income .................          (.02)          .26          1.20           .87           .77           .88

 Portfolio turnover rate (%) ............         73.11         94.85         59.35         50.60         34.62         71.16

*   For the ten months ended October 31, 2000.
**  Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d) The ratios for periods less than one year are annualized.

Diversified Bond Fund--Class E Shares


                                                                                        Year Ended December 31,
                                                                        -------------------------------------------------------
                                                             2000*          1999           1998           1997         1996**
                                                         ------------   ------------   ------------   ------------   ----------
Net Asset Value, Beginning Of Period .................   $      22.23   $      23.92   $      24.06   $      22.98   $    23.16
                                                         ------------   ------------   ------------   ------------   ----------
Income From Operations
 Net investment income (a)  ..........................           1.13           1.30           1.32           1.22          .25
 Net realized and unrealized gain (loss) .............            .44          (1.65)           .45            .66         (.09)
                                                         ------------   ------------   ------------   ------------   ----------
  Total income from operations .......................           1.57           (.35)          1.77           1.88          .16
                                                         ------------   ------------   ------------   ------------   ----------
Distributions
 From net investment income ..........................          (1.05)         (1.21)         (1.56)          (.72)        (.34)
 From net realized gain ..............................             --           (.13)          (.35)          (.08)          --
                                                         ------------   ------------   ------------   ------------   ----------
  Total distributions ................................          (1.05)         (1.34)         (1.91)          (.80)        (.34)
                                                         ------------   ------------   ------------   ------------   ----------
Net Asset Value, End Of Period .......................   $      22.75   $      22.23   $      23.92   $      24.06   $    22.98
                                                         ============   ============   ============   ============   ==========

Total Return (%) (b) .................................           7.25          (1.51)          7.63           8.35          .67

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ............          5,492          3,639          4,703          2,469          962
 Ratios to average net assets (%)(c):
  Operating expenses, net ............................            .87            .87            .98           1.29         1.31
  Operating expenses, gross ..........................            .88            .87            .98           1.29         1.31
  Net investment income ..............................           6.13           5.49           5.42           5.64         5.75

 Portfolio turnover rate (%) .........................         128.88         152.23         216.88         172.43       138.98

*   For the ten months ended October 31, 2000.
**  For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Diversified Bond Fund--Class S Shares


                                                                               Year Ended December 31,
                                                          -------------------------------------------------------------------
                                                2000*         1999         1998           1997          1996          1995
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning Of Period ....   $     21.77   $     23.53   $     23.43   $     22.97   $     23.69   $     21.53
                                            -----------   -----------   -----------   -----------   -----------   -----------
Income From Operations
 Net investment income (a) ..............          1.16          1.31          1.38          1.45          1.47          1.54
 Net realized and unrealized gain
  (loss) ................................           .41         (1.60)          .47           .56          (.71)         2.18
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Total income from operations ..........          1.57          (.29)         1.85          2.01           .76          3.72
                                            -----------   -----------   -----------   -----------   -----------   -----------
Distributions
 From net investment income .............         (1.03)        (1.32)        (1.40)        (1.47)        (1.48)        (1.56)
 From net realized gain .................            --          (.13)         (.35)         (.08)           --            --
 Tax return of capital ..................            --          (.02)           --            --            --            --
                                            -----------   -----------   -----------   -----------   -----------   -----------
  Total distributions ...................         (1.03)        (1.47)        (1.75)        (1.55)        (1.48)        (1.56)
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End Of Period ..........   $     22.31   $     21.77   $     23.53   $     23.43   $     22.97   $     23.69
                                            ===========   ===========   ===========   ===========   ===========   ===========

Total Return (%) (b)(c) .................          7.40         (1.26)         8.09          9.09          3.43         17.76

Ratios/Supplemental Data:
 Net Assets, end of period
  (in thousands) ........................       714,153       765,674       808,761       687,331       554,804       513,808
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net ...............           .62           .61           .57           .60           .61           .59
  Operating expenses, gross .............           .63           .61           .57           .60           .61           .59
  Net investment income .................          6.35          5.78          5.83          6.35          6.46          6.69

 Portfolio turnover rate (%) ............        128.88        152.23        216.88        172.43        138.98        135.85

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or the money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

(d) The ratios for periods less than one year are annualized.

Multistrategy Bond Fund--Class E Shares


                                                                        Year Ended December 31,
                                                                      ---------------------------
                                                          2000*           1999          1998**
                                                       ------------   ------------   ------------
Net Asset Value, Beginning Of Period ...............   $       9.47   $      10.10   $      10.30
                                                       ------------   ------------   ------------
Income From Operations
 Net investment income (a) .........................            .49            .56            .16
 Net realized and unrealized gain (loss) ...........            .11           (.66)           .07
                                                       ------------   ------------   ------------
  Total income from operations .....................            .60           (.10)           .23
                                                       ------------   ------------   ------------
Distributions
 From net investment income ........................           (.46)          (.52)          (.20)
 From net realized gain ............................             --           (.01)          (.23)
                                                       ------------   ------------   ------------
  Total distributions ..............................           (.46)          (.53)          (.43)
                                                       ------------   ------------   ------------
Net Asset Value, End Of Period .....................   $       9.61   $       9.47   $      10.10
                                                       ============   ============   ============
Total Return (%) (b) ...............................           6.46          (1.08)          1.89

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ..........          6,182          3,248          2,610
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net ..........................           1.11           1.05             --
  Operating expenses, gross ........................           1.15           1.11             --
  Net investment income ............................           6.31           5.54             --

 Portfolio turnover rate (%)  ......................         105.03         134.11         334.86

*   For the ten months ended October 31, 2000.
**  For the period September 11, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

(d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

Multistrategy Bond Fund--Class S Shares


                                                                                     Year Ended December 31,
                                                                       -----------------------------------------------------
                                                            2000*         1999          1998          1997          1996
                                                         -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning Of Period .................   $      9.46   $     10.11   $     10.26   $     10.11   $     10.25
                                                         -----------   -----------   -----------   -----------   -----------
Income From Operations
 Net investment income (a)  ..........................           .52           .57           .60           .60           .61
 Net realized and unrealized gain (loss) .............           .08          (.65)          .08           .33          (.12)
                                                         -----------   -----------   -----------   -----------   -----------
  Total income from operations .......................           .60          (.08)          .68           .93           .49
                                                         -----------   -----------   -----------   -----------   -----------
Distributions
 From net investment income ..........................          (.45)         (.56)         (.60)         (.61)         (.62)
 From net realized gain ..............................            --          (.01)         (.23)         (.17)         (.01)
                                                         -----------   -----------   -----------   -----------   -----------
  Total distributions ................................          (.45)         (.57)         (.83)         (.78)         (.63)
                                                         -----------   -----------   -----------   -----------   -----------
Net Asset Value, End Of Period .......................   $      9.61   $      9.46   $     10.11   $     10.26   $     10.11
                                                         ===========   ===========   ===========   ===========   ===========
Total Return (%) (b) .................................          6.56          (.81)         6.79          9.50          4.97

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ............       593,020       556,703       547,747       437,312       305,428
 Ratios to average net assets (%)(c):
  Operating expenses, net ............................           .86           .80           .80           .80           .81
  Operating expenses, gross ..........................           .90           .86           .81           .83           .88
  Net investment income ..............................          6.54          5.79          5.76          5.93          6.19

 Portfolio turnover rate (%) .........................        105.03        134.11        334.86        263.75        145.38

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class E Shares


                                                     2000*             1999**
                                                  ------------     ------------
Net Asset Value, Beginning Of Period ....         $      18.08     $      18.51
                                                  ------------     ------------
Income From Operations
 Net investment income (a)  .............                  .88              .80
 Net realized and unrealized
  gain (loss) ...........................                  .07             (.34)
                                                  ------------     ------------
  Total income from operations ..........                  .95              .46
                                                  ------------     ------------
Distributions
 From net investment income .............                 (.79)            (.89)
                                                  ------------     ------------

Net Asset Value, End Of Period ..........         $      18.24     $      18.08
                                                  ============     ============
Total Return (%) (b)  ...................                 5.36             2.53

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)                9,898            8,693
 Ratios to average net assets (%)(c):
  Operating expenses, net ...............                  .89              .97
  Operating expenses, gross .............                  .91              .97
  Net investment income .................                 5.77             5.05

 Portfolio turnover rate (%)  ...........                92.31           177.08

*   For the ten months ended October 31, 2000.
**  For the period February 18, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class S Shares


                                                                            Year Ended December 31,
                                                           ---------------------------------------------------------
                                                 2000*       1999        1998        1997        1996        1995
                                               ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning Of Period.......    $   18.03   $   18.46   $   18.35   $   18.36   $   18.55   $   17.98
                                               ---------   ---------   ---------   ---------   ---------   ---------
Income From Operations
 Net investment income (a).................          .91         .90         .99        1.08        1.04        1.16
 Net realized and unrealized
  gain (loss)..............................          .09        (.36)        .11          --        (.19)        .59
                                               ---------   ---------   ---------   ---------   ---------   ---------
  Total income from operations.............         1.00         .54        1.10        1.08         .85        1.75
                                               ---------   ---------   ---------   ---------   ---------   ---------
Distributions
 From net investment income................         (.81)       (.97)       (.99)      (1.09)      (1.04)      (1.18)
                                               ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, End Of Period.............    $   18.22   $   18.03   $   18.46   $   18.35   $   18.36   $   18.55
                                               =========   =========   =========   =========   =========   =========

Total Return (%) (b)(c)....................         5.64        3.03        6.09        6.02        4.76        9.95

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)..      422,884     447,590     260,539     229,470     222,983     183,577
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net..................          .64         .74         .66         .66         .70         .58
  Operating expenses, gross................          .66         .74         .66         .66         .70         .58
  Net investment income....................         6.00        5.22        5.37        5.70        5.70        6.41

 Portfolio turnover rate (%)...............        92.31      177.08      129.85      213.14      264.40      269.31

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.
(d) The ratios for periods less than one year are annualized.

Tax Exempt Bond Fund--Class E Shares



                                                     2000*            1999**
                                                 ------------     ------------
Net Asset Value, Beginning Of Period .....       $      20.47     $      21.19
                                                 ------------     ------------
Income From Operations
 Net investment income (a) ...............                .71              .50
 Net realized and unrealized gain
  (loss) .................................                .33             (.71)
                                                 ------------     ------------
  Total income from operations ...........               1.04             (.21)
                                                 ------------     ------------
Distributions
 From net investment income ..............               (.64)            (.51)
                                                 ------------     ------------

                                                 ------------     ------------
Net Asset Value, End Of Period ...........       $      20.87     $      20.47
                                                 ============     ============

Total Return (%) (b) .....................               5.17             (.99)

Ratios/Supplemental Data:
 Net Assets, end of period
  (in thousands) .........................              3,445            2,854
 Ratios to average net assets (%)(c):
  Operating expenses .....................                .89              .82
  Net investment income ..................               4.08             3.76

 Portfolio turnover rate (%) .............              38.16           119.34


*   For the ten months ended October 31, 2000.
**  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax Exempt Bond Fund--Class S Shares


                                                                                         Year Ended December 31,
                                                                    ---------------------------------------------------------------
                                                         2000*         1999          1998          1997        1996          1995
                                                      -----------   -----------   -----------   ----------   ----------   ---------

Net Asset Value, Beginning Of Period ..............   $     20.42   $     21.39   $     21.19   $    21.02   $    21.24   $   20.48
                                                      -----------   -----------   -----------   ----------   ----------   ---------
Income From Operations
 Net investment income (a)  .......................           .75           .84           .81          .84          .85         .81
 Net realized and unrealized gain (loss) ..........           .33          (.95)          .19          .18         (.21)        .77
                                                      -----------   -----------   -----------   ----------   ----------   ---------
  Total income from operations ....................          1.08          (.11)         1.00         1.02          .64        1.58
                                                      -----------   -----------   -----------   ----------   ----------   ---------
Distributions
 From net investment income .......................          (.66)         (.86)         (.80)        (.85)        (.86)       (.82)
                                                      -----------   -----------   -----------   ----------   ----------   ---------

Net Asset Value, End Of Period ....................   $     20.84   $     20.42   $     21.39   $    21.19   $    21.02   $   21.24
                                                      ===========   ===========   ===========   ==========   ==========   =========

Total Return (%)(b)(c) ............................          5.37          (.52)         4.82         4.92         3.07        7.81

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) .........       129,084       123,960       128,959       83,076       66,344      63,838
 Ratios to average net assets (%)(c)(d):
  Operating Expenses ..............................           .64           .57           .72          .71          .75         .74
  Net investment income ...........................          4.32          3.99          3.80         3.99         4.02        3.91

 Portfolio turnover rate (%) ......................         38.16        119.34         74.42        40.79        74.34       73.91

*   For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

(d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                            Diversified Equity Fund

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

  J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor,
     New York, NY 10036.

                           Tax-Managed Large Cap Fund

  J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                              Special Growth Fund

  CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San
     Diego, CA 92101.

  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                           Tax-Managed Small Cap Fund

  Geewax, Terker & Company, 99 Starr Street, Phoenixville, PA 19460.

                               Select Growth Fund

  CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San
     Diego, CA 92101.

  Fuller & Thaler Asset Management, 411 Borel Avenue, Suite 402, San Mateo, CA
     94402.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  TCW Investment Management Co., 865 Figueroa Street, Los Angeles, CA 90017.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.

                               Select Value Fund

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Systematic Financial Management, L.P., 6900 College Boulevard, Suite 570,
     Overland Park, KS 66211.

                               Equity Income Fund

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                          Real Estate Securities Fund

  AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.

                         International Securities Fund

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.

  J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor,
     New York, NY 10036.

  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San
     Francisco, CA 94111.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.

                             Emerging Markets Fund

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.

                             Diversified Bond Fund

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                            Multistrategy Bond Fund

  Lazard Asset Management (a division of Lazard Fieres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Miller, Anderson & Sherrerd, LLP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                              Short Term Bond Fund

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

                              Tax Exempt Bond Fund

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

  When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY

     Class E and S Shares:
     Diversified Equity Fund
     Quantitative Equity Fund
     Tax-Managed Large Cap Fund
     Special Growth Fund
     Tax-Managed Small Cap Fund
     Select Growth Fund
     Select Value Fund
     Equity Income Fund
     Real Estate Securities Fund
     International Securities Fund
     Emerging Markets Fund
     Diversified Bond Fund
     Multistrategy Bond Fund
     Short Term Bond Fund
     Tax Exempt Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-060 (0301)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY

------------------
MONEY MARKET FUNDS
------------------

Money Market Funds

PROSPECTUS

CLASS S SHARES:

MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

MARCH 1, 2001






909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                TABLE OF CONTENTS


Risk/Return Summary .......................................................   1
   Investment Objective, Principal Investment Strategies and Principal
     Risks ................................................................   1
   Performance ............................................................   3
   Fees and Expenses ......................................................   7
Investment Objective and Principal Investment Strategies ..................   9
Risks .....................................................................  11
Management of the Funds ...................................................  13
The Money Managers ........................................................  13
Dividends and Distributions ...............................................  14
Taxes .....................................................................  15
How Net Asset Value is Determined .........................................  16
How to Purchase Shares ....................................................  16
Exchange Privilege ........................................................  18
How to Redeem Shares ......................................................  19
Payment of Redemption Proceeds ............................................  20
Written Instructions ......................................................  21
Account Policies ..........................................................  22
Financial Highlights ......................................................  23
Money Manager Information .................................................  26

                               RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


MONEY MARKET FUND
-----------------

INVESTMENT     To maximize current income to the extent consistent with the
OBJECTIVE      preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

PRINCIPAL      The Money Market Fund invests in a portfolio of high quality
INVESTMENT     money market securities maturing within 397 days or less. The
STRATEGIES     Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money
               Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

PRINCIPAL      An investment in the Money Market Fund, like any investment, has
RISKS          risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details.

US GOVERNMENT MONEY MARKET FUND
-------------------------------

INVESTMENT     To provide the maximum current income that is consistent with the
OBJECTIVE      preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

PRINCIPAL      The US Government Money Market Fund invests in a portfolio of
INVESTMENT     high quality money market securities issued or guaranteed by the
STRATEGIES     US government or any of its agencies and instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

PRINCIPAL      An investment in the US Government Money Market Fund, like any
RISKS          investment, has risks. The principal risks of investing in the
               Fund are those associated with investing in fixed-income securities and repurchase agreements. Please refer to the "Risks" section later in this Prospectus for further details.

TAX FREE MONEY MARKET FUND
--------------------------

INVESTMENT     To provide the maximum current income exempt from federal income
OBJECTIVE      tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

PRINCIPAL      The Tax Free Money Market Fund invests in a portfolio of high
INVESTMENT     quality short-term debt securities maturing in 397 days or less.
STRATEGIES     The dollar-weighted average maturity of the Fund's portfolio is
               90 days or less. The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income.

PRINCIPAL      An investment in the Tax Free Money Market Fund, like any
RISKS          investment, has risks. The principal risks of investing in the
               Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details on these risks.

     An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.

                                   PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds' Class S Shares is set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.

     Past performance is no indication of future results.

                                MONEY MARKET FUND


                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [GRAPH]

                                 1991    6.38%
                                 1992    4.11%
                                 1993    3.48%
                                 1994    4.57%
                                 1995    6.19%
                                 1996    5.63%
                                 1997    5.79%
                                 1998    5.69%
                                 1999    5.27%
                                 2000    6.48%

                           BEST QUARTER: 2.11%  (2Q/90)
                           WORST QUARTER: 0.80% (4Q/93)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000                1 YEAR  5 YEARS  10 YEARS
---------------------------------------                ------  -------  --------

Money Market Fund Class S* ..........................   6.48%   5.76%     5.34%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000     CURRENT
--------------------------------------------------     -------

Money Market Fund Class S............................   6.58%

7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999      CURRENT    EFFECTIVE
-------------------------------------------------      -------    ---------

Money Market Fund Class S............................   6.61%       6.82%

-------------------------------------------------------------------------------
* For periods prior to April 1, 1995, performance results for the Fund do not reflect deductions of all management fees.



     To obtain current yield information, please call 1-800-787-7354.

                         US GOVERNMENT MONEY MARKET FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [GRAPH]

                                 1991    5.90%
                                 1992    3.53%
                                 1993    2.88%
                                 1994    3.87%
                                 1995    5.98%
                                 1996    5.40%
                                 1997    5.59%
                                 1998    5.34%
                                 1999    4.93%
                                 2000    6.24%

                           BEST QUARTER: 1.98% (3Q/90)
                          WORST QUARTER: 0.67% (4Q/93)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000                1 YEAR  5 YEARS  10 YEARS
---------------------------------------                ------  -------  --------

US Government Money Market Fund Class S..............   6.24%   5.49%     4.95%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000     CURRENT
--------------------------------------------------     -------

US Government Money Market Fund Class S..............   6.37%

7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000      CURRENT EFFECTIVE
-------------------------------------------------      ------- ---------

US Government Money Market Fund Class S..............   6.37%   6.57%
-------------------------------------------------------------------------------

     To obtain current yield information, please call 1-800-787-7354.

                           TAX FREE MONEY MARKET FUND

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class S

                                    [GRAPH]

                                 1991    4.84%
                                 1992    3.09%
                                 1993    2.55%
                                 1994    2.83%
                                 1995    3.76%
                                 1996    3.35%
                                 1997    3.61%
                                 1998    3.36%
                                 1999    3.31%
                                 2000    4.11%

                          BEST QUARTER: 1.50% (4Q/90)
                          WORST QUARTER: 0.58% (1Q/94)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000               1 YEAR   5 YEARS  10 YEARS
---------------------------------------               ------   -------  --------

Tax Free Money Market Fund Class S...................  4.11%    3.54%     3.47%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000    CURRENT
--------------------------------------------------    -------

Tax Free Money Market Fund Class S...................  4.16%

7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000     CURRENT  EFFECTIVE
-------------------------------------------------     -------  ---------

Tax Free Money Market Fund Class S...................  7.42%    7.58%
-------------------------------------------------------------------------------

     To obtain current yield information, please call 1-800-787-7354.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                       MAXIMUM SALES
                        MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                        CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                          IMPOSED ON     REINVESTED        CHARGE       REDEMPTION   EXCHANGE
                          PURCHASES      DIVIDENDS          (LOAD)         FEES        FEES
                          ---------      ---------         -------         ----        ----
All Funds, Class S......    None            None            None           None        None


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                (% OF NET ASSETS)

                                                                 OTHER
                                                                EXPENSES
                                                               (INCLUDING
                                                             ADMINISTRATIVE
                                                                FEES AND     TOTAL GROSS
                                                               SHAREHOLDER   ANNUAL FUND   FEE WAIVERS     TOTAL NET FUND
                                                   ADVISORY     SERVICING     OPERATING    AND EXPENSE       OPERATING
                                                     FEE         FEES)        EXPENSES    REIMBURSEMENTS      EXPENSES
                                                     ---         -----        --------    --------------      --------
CLASS S SHARES
 Money Market Fund# .......................         0.20%        0.11%          0.31%         (0.15)%           0.16%
 US Government Money Market Fund# .........         0.20%        0.37%          0.57%         (0.25)%           0.32%
 Tax Free Money Market Fund#  .............         0.20%        0.18%          0.38%         (0.10)%           0.28%

# FRIMCo, the Funds' advisor, has contractually agreed to waive, at least until February 28, 2002, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until February 28, 2001, 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------   --------

CLASS S SHARE
 Money Market Fund .....................    $ 16    $ 84      $158      $378
 US Government Money Market Fund .......      33     158       294       691
 Tax Free Money Market Fund ............      29     113       205       472

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


MONEY MARKET FUND
-----------------

INVESTMENT     To maximize current income to the extent consistent with the
OBJECTIVE      preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

PRINCIPAL      The Money Market Fund invests in a portfolio of high quality
INVESTMENT     money market securities maturing within 397 days or less. The
STRATEGIES     Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The Fund invests in securities which may be supported by credit enhancements primarily from US and foreign banks. Up to 10% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexs which reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


US GOVERNMENT MONEY MARKET FUND
-------------------------------

INVESTMENT     To provide the maximum current income that is consistent with the
OBJECTIVE      preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

PRINCIPAL      The US Government Money Market Fund invests in a portfolio of
INVESTMENT     high quality money market securities issued or guaranteed by the
STRATEGIES     US government or any of its agencies and instrumentalities maturing within 397 days or less. These include, among others, the US Treasury, Federal National Mortgage Association, Federal
               Home Loan Mortgage Association and the Federal Home Loan Bank.
               The Fund enters into repurchase agreements collateralized by US government and agency obligations. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexs and reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

               The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


TAX FREE MONEY MARKET FUND
--------------------------

INVESTMENT     To provide the maximum current income exempt from federal income
OBJECTIVE      tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

PRINCIPAL      The Tax Free Money Market Fund invests in a portfolio of high
INVESTMENT     quality short-term debt securities maturing in 397 days or less.
STRATEGIES     The dollar-weighted average maturity of the Fund's portfolio is
               90 days or less.

               The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A- or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

               Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

RISK ASSOCIATED WITH:            DESCRIPTION                 RELEVANT FUND

FIXED-INCOME            Prices of fixed-income          Money Market
SECURITIES              securities rise and fall in     US Government Money
                        response to interest rate       Market
                        changes. Generally, when        Tax Free Money Market
                        interest rates rise, prices of
                        fixed-income securities fall.
                        The longer the duration of the
                        security, the more sensitive
                        the security is to this risk.
                        A 1% increase in interest
                        rates would reduce the value
                        of a $100 note by
                        approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities will
                        be downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.

INSTRUMENTS OF US AND   Non-US corporations and banks       Money Market
FOREIGN BANKS AND       issuing dollar denominated
BRANCHES AND FOREIGN    instruments in the US are not
CORPORATIONS            necessarily subject to the same
                        regulatory requirements that apply
                        to US corporations and banks, such
                        as accounting, auditing and
                        recordkeeping standards, the
                        public availability of information
                        and, for banks, reserve
                        requirements, loan limitations and
                        examinations. This increases the
                        possibility that a non-US
                        corporation or bank may become
                        insolvent or otherwise unable to
                        fulfill its obligations on these
                        instruments.

MUNICIPAL OBLIGATIONS  Municipal obligations are        Tax Free Money Market
                       affected by economic, business
                       or political developments.
                       These securities may be subject
                       to provisions of litigation,
                       bankruptcy and other laws
                       affecting the rights and
                       remedies of creditors, or may
                       become subject to future laws
                       extending the time for payment
                       of principal and/or interest,
                       or limiting the rights of
                       municipalities to levy taxes.

CREDIT AND LIQUIDITY   Adverse changes in a             Money Market
ENHANCEMENTS           guarantor's credit quality if    Tax Free Money Market
                       contemporaneous with adverse
                       changes in the guaranteed
                       security could cause losses to
                       a Fund and may affect its net
                       asset value.

REPURCHASE AGREEMENTS  Under a repurchase agreement, a   Money Market
                       bank or broker sells securities   US Government Money
                       to a Fund and agrees to           Market
                       repurchase them at the Fund's
                       cost plus interest. If the value
                       of the securities declines and
                       the bank or broker defaults on
                       its repurchase obligation, a
                       Fund could incur a loss.

                             MANAGEMENT OF THE FUNDS

     The Funds' investment advisor is Frank Russell Investment Company ("FRIMCo"), 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company ("Russell").

     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

     FRIMCo acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results. Each Fund's money manager selects the individual portfolio securities for the assets assigned to it.

     The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Money Market Fund, 0.25%, US Government Money Market Fund, 0.25% and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until February 28, 2002, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until February 28, 2002, 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in certain portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



                               THE MONEY MANAGERS

     The Tax Free Money Market Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Tax Free Money Market Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.



                           DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


DECLARED                           PAYABLE                      FUNDS
--------                           -------                      -----

Daily ...............   Jan. to Nov., 2nd to last      Money Market Fund
                        business day of the month;
                        Dec., last business day of     US Government Money
                        the month                      Market Fund

                                                       Tax Free Money Market
                                                       Fund


     The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is paid monthly.

CAPITAL GAINS DISTRIBUTIONS

     The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.


AUTOMATIC REINVESTMENT

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.

     Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a Fund.

     The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

     By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                        HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading and the Boston Federal Reserve Bank is open. Neither the NYSE or the Boston Federal Reserve Bank is open on national holidays. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.


VALUATION OF PORTFOLIO SECURITIES

     The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.



                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     There is currently no required minimum investment in the Funds described in this Prospectus. The Funds are designed to be used as part of an allocated investment portfolio in combination with Funds described in the Russell Funds Prospectus or Institutional Funds Prospectus of Frank Russell Investment Company
(FRIC).

     Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries generally receive no compensation from the Funds or the Funds' service providers with respect to Class S Shares of the Funds.


PAYING FOR SHARES

     You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

     Orders must be received by the Funds prior to the following designated times:

     Money Market Fund -- 4:00 p.m. Eastern Time or close of the NYSE, whichever is earlier*

     Tax Free Money Market Fund -- 11:45 a.m. Eastern Time

     US Government Money Market Fund -- 12:15 p.m. Eastern Time

-----------------------

* On days when the Public Securities Association declares an early closure of the bond market, orders for purchase of Shares of the Money Market Fund must be received prior to the time of such early closure.

     Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

     For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

     You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

     You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

     You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

     Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.



                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

     Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares offered by this Prospectus may only be exchanged for shares of a offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

IN-KIND EXCHANGE OF SECURITIES

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

     Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to the following designated times. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.

     Money Market Fund -- 4:00 p.m. Eastern Time or close of the NYSE, whichever is earlier*

     Tax Free Money Market Fund -- 11:45 a.m. Eastern Time

     US Government Money Market Fund -- 12:15 p.m. Eastern Time

________________________
* On days when the Public Securities Association declares an early closure of the bond market, orders for redemption of Shares of the Money Market Fund must be received prior to the time of such early closure.

BY MAIL OR TELEPHONE

     You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

     The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.



                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

   ACCOUNT TYPE             REQUIREMENTS FOR WRITTEN REQUESTS

   Individual, Joint        Written instructions must be signed by each
   Tenants, Tenants in      shareholder, exactly as the names appear in the
   Common                   account registration.

   UGMA or UTMA (custodial  Written instructions must be signed by the
   accounts for minors)     custodian in his/her capacity as it appears in the
                            account registration.

   Corporation,             Written instructions must be signed by authorized
   Association              person(s), stating his/her capacity as indicated by
                            corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

   Estate, Trust, Pension,  Written instructions must be signed by all
   Profit Sharing Plan      trustees. If the name of the trustee(s) does not
                            appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

   Joint tenancy            Written instructions must be signed by the
   shareholders whose       surviving tenant(s).  A certified copy of the death
   co-tenants are deceased  certificate must accompany the request.



SIGNATURE GUARANTEE

     Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

     For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.


MONEY MARKET FUND--CLASS S


                                                                               YEAR ENDED DECEMBER 31,

                                                          --------------------------------------------------------------------
                                               2000*          1999          1998          1997         1996           1995
                                            -----------   -----------   -----------   -----------   -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $     1.0000
                                            -----------   -----------   -----------   -----------   -----------   ------------
INCOME FROM OPERATIONS
 Net investment income ..................         .0159         .0515         .0553         .0563         .0549          .0601
                                            -----------   -----------   -----------   -----------   -----------   ------------

DISTRIBUTIONS
 From net investment income .............        (.0519)       (.0515)       (.0553)       (.0563)       (.0549)        (.0601)
                                            -----------   -----------   -----------   -----------   -----------   ------------

NET ASSET VALUE, END OF PERIOD ..........   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $     1.0000
                                            ===========   ===========   ===========   ===========   ===========   ============
TOTAL RETURN (%) (a)(c) .................          5.32          5.27          5.69          5.79          5.63           6.19
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)     1,757,430     2,026,717     1,605,026       926,283       496,932        533,643
 Ratios to average net assets (%)(b)(c):
  Operating Expenses, net ...............           .17           .17           .16           .08           .05            .06
  Operating Expenses, gross .............           .32           .32           .31           .30           .30            .26
  Net investment income .................          6.23          5.15          5.54          5.65          5.49           6.01


*    For the ten months ended October 31, 2000.

(a)  Periods less than one year are not annualized.

(b)  The ratios for periods less than one year are annualized.

(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

US GOVERNMENT MONEY MARKET FUND--CLASS S


                                                                         YEAR ENDED DECEMBER 31,

                                                        ----------------------------------------------------------
                                              2000*        1999        1998        1997        1996        1995
                                            ---------   ---------   ---------   ---------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $   1.0000
                                            ---------   ---------   ---------   ---------   ---------   ----------
INCOME FROM OPERATIONS
 Net investment income ..................       .0500       .0483       .0520       .0545       .0526        .0580
                                            ---------   ---------   ---------   ---------   ---------   ----------

DISTRIBUTIONS
 From net investment income .............      (.0500)     (.0483)     (.0520)     (.0545)     (.0526)      (.0580)
                                            ---------   ---------   ---------   ---------   ---------   ----------

NET ASSET VALUE, END OF PERIOD ..........   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000   $   1.0000
                                            =========   =========   =========   =========   =========   ==========
TOTAL RETURN (%) (a)(c) .................        5.12        4.93        5.34        5.59        5.40        5.98
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
   (in thousands)........................      81,316     190,150     166,224     187,412     239,725     149,941
 Ratios to average net assets (%)(b)(c):
  Operating expenses, net ...............         .32         .30         .32         .20         .25         .32
  Operating expenses, gross .............         .58         .54         .55         .41         .50         .51
  Net investment income .................        5.91        4.83        5.20        5.44        5.27        5.82

*    For the ten months ended October 31, 2000.
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

TAX FREE MONEY MARKET FUND--CLASS S


                                                                       YEAR ENDED DECEMBER 31,

                                                       -----------------------------------------------------
                                              2000*      1999       1998       1997       1996        1995
                                            --------   --------   --------   --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $  1.0000
                                            --------   --------   --------   --------   --------   ---------
INCOME FROM OPERATIONS
 Net investment income ..................      .0333      .0326      .0331      .0355      .0329       .0370
                                            --------   --------   --------   --------   --------   ---------

DISTRIBUTIONS
 From net investment income .............    (.0333)     (.0326)    (.0331)    (.0355)    (.0329)     (.0370)
                                            --------   --------   --------   --------   --------   ---------

NET ASSET VALUE, END OF PERIOD ..........   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $  1.0000
                                            ========   ========   ========   ========   ========   =========
TOTAL RETURN (%) (a)(c) .................       3.38       3.31       3.36       3.61       3.35        3.76
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
   (in thousands)........................    169,808    246,695    194,663    130,725    102,207      78,000
 Ratios to average net assets (%)(b)(c):
  Operating Expenses, net ...............        .34        .21        .34        .28        .42         .48
  Operating Expenses, gross .............        .44        .31        .44        .38        .42         .48
  Net investment income .................       3.96       3.28       3.29       3.55       3.28        3.69


 *   For the ten months ended October 31, 2000.
 (a) Periods less than one year are not annualized.
 (b) The ratios for periods less than one year are annualized.
 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                               MONEY MARKET FUND

  Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.

                        US GOVERNMENT MONEY MARKET FUND

  Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.

                           TAX FREE MONEY MARKET FUND

  Weiss, Peck & Greer, LLC, One New York Plaza, 30th Floor, New York, NY 10004.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class S Shares:
    Money Market Fund
    US Government Money Market Fund
    Tax Free Money Market Fund



[LOGO OF FRANK RUSSELL COMPANY]     Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-059 (0301)

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS

Russell Funds

PROSPECTUS
CLASS C SHARES:
DIVERSIFIED EQUITY FUND
QUANTITATIVE EQUITY FUND
TAX-MANAGED LARGE CAP FUND
SPECIAL GROWTH FUND
TAX-MANAGED SMALL CAP FUND
SELECT GROWTH FUND
SELECT VALUE FUND
EQUITY INCOME FUND
REAL ESTATE SECURITIES FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
SHORT TERM BOND FUND
TAX EXEMPT BOND FUND

MARCH 1, 2001
909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                TABLE OF CONTENTS

Risk/Return Summary .......................................................................   1
   Investment Objective, Principal Investment Strategies and Principal Risks ..............   1
   Performance ............................................................................  11
   Fees and Expenses ......................................................................  25
Summary Comparison of the Funds ...........................................................  28
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ....................  29
Investment Objective and Principal Investment Strategies ..................................  31
Risks .....................................................................................  52
Management of the Funds ...................................................................  58
The Money Managers ........................................................................  60
Portfolio Turnover ........................................................................  61
Dividends and Distributions ...............................................................  62
Taxes .....................................................................................  63
How Net Asset Value is Determined .........................................................  64
Distribution and Shareholder Servicing Arrangements .......................................  65
How to Purchase Shares ....................................................................  65
Exchange Privilege ........................................................................  67
How to Redeem Shares ......................................................................  68
Payment of Redemption Proceeds ............................................................  69
Written Instructions ......................................................................  70
Account Policies ..........................................................................  71
Financial Highlights ......................................................................  72
Money Manager Information .................................................................  86

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks

DIVERSIFIED EQUITY FUND
-----------------------

Investment     To provide income and capital growth by investing principally in
Objective      equity securities.

Principal      The Diversified Equity Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

Principal      An investment in the Diversified Equity Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

QUANTITATIVE EQUITY FUND
------------------------

Investment     To provide a total return greater than the total return of the US
Objective      stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal      The Quantitative Equity Fund invests primarily in common stocks
Investment     of medium and large capitalization companies which are
Strategies     predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

Principal      An investment in the Quantitative Equity Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


TAX-MANAGED LARGE CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities.

Principal      The Tax-Managed Large Cap Fund invests primarily in equity
Investment     securities of large capitalization US companies, although the
Strategies     Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 index.

               The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and to offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

Principal      An investment in the Tax-Managed Large Cap Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SPECIAL GROWTH FUND
-------------------

Investment     To maximize total return primarily through capital appreciation
Objective      and assuming a higher level of volatility than the Diversified
               Equity Fund.

Principal      The Special Growth Fund invests primarily in common stocks of
Investment     small and medium capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the Special Growth Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED SMALL CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities of small capitalization
               companies.

Principal      The Tax-Managed Small Cap Fund invests primarily in equity
Investment     securities of small capitalization US companies, although the
Strategies     Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

               The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

Principal      An investment in the Tax-Managed Small Cap Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND
------------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Growth Fund invests primarily in large and medium
Investment     capitalization stocks with some exposure to small capitalization
Strategies     stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

Principal      An investment in the Select Growth Fund, like any investment, has
Risks          risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the

               Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND
-----------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Value Fund invests primarily in large and medium
Investment     capitalization value stocks with some exposure to small
Strategies     capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

Principal      An investment in the Select Growth Fund, like any investment, has
Risks          risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY INCOME FUND
------------------

Investment     To achieve a high level of current income while maintaining the
Objective      potential for capital appreciation.

Principal      The Equity Income Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
               1000 companies in the US. Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

Principal      An investment in the Equity Income Fund, like any investment, has
Risks          risks. The value of the Fund fluctuates and you could lose money.
               The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND
---------------------------

Investment     To generate a high level of total return through above average
Objective      current income while maintaining the potential for capital appreciation.

Principal      The Real Estate Securities Fund seeks to achieve its objective by
Investment     concentrating its investments in equity securities of issuers
Strategies     whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties.
               REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The
               Fund invests in companies which are predominately US based.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the Real Estate Securities Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL SECURITIES FUND
-----------------------------

Investment     To provide favorable total return and additional diversification
Objective      for US investors.

Principal      The International Securities Fund invests primarily in equity
Investment     securities issued by companies domiciled outside the US and in
Strategies     depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the International Securities Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND
---------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal      The Emerging Markets Fund will primarily invest in equity
Investment     securities of companies that are located in countries with
Strategies     emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.
               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

Principal      An investment in the Emerging Markets Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
               Please refer to the "Risks" section later in this Prospectus for further details.

Diversified Bond Fund
---------------------

Investment     To provide effective diversification against equities and a
Objective      stable level of cash flow by investing in fixed-income
               securities.

Principal      The Diversified Bond Fund invests primarily in investment grade
Investment     fixed-income securities. In particular, the Fund holds debt
Strategies     securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal      An investment in the Diversified Bond Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND
-----------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Principal      The Multistrategy Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal      An investment in the Multistrategy Bond Fund, like any
Risks          investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT TERM BOND FUND
--------------------

Investment     The preservation of capital and the generation of current income
Objective      consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal      The Short Term Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

Principal      An investment in the Short Term Bond Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

TAX EXEMPT BOND FUND
--------------------

Investment     To provide a high level of federal tax-exempt current income by
Objective      investing primarily in a diversified portfolio of investment grade municipal securities.

Principal      The Tax Exempt Bond Fund concentrates its investments in
Investment     investment-grade municipal debt obligations providing federal
Strategies     tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman
               Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

Principal      An investment in the Tax Exempt Bond Fund, like any investment,
Risks          has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

  An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                  Performance

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

  Returns for periods prior to the date each Fund first issued Class C Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Except for the Short Term Bond, Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, all Funds first issued Class C Shares on January 27, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax-Managed Large Cap and Tax-Managed Small Cap Funds first issued Class C Shares on December 1, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. Because the Select Growth Fund and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

  Past performance is no indication of future results.

                             Diversified Equity Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C

                                    [GRAPH]


                                 1991    31.05%
                                 1992     8.32%
                                 1993    10.53%
                                 1994    (0.01)%
                                 1995    35.17%
                                 1996    23.29%
                                 1997    31.32%
                                 1998    25.11%
                                 1999    17.235
                                 2000    (11.87)%

                         Best Quarter:    22.40% (4Q/98)
                         Worst Quarter: (14.19)% (3Q/90)

--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000         1 Year    5 Years   10 Years
---------------------------------------         ------    -------   --------

Class C .................................      (11.87)%    15.71%    15.96%
Russell 1000(R) Index ...................       (7.79)%    18.17%    17.67%
--------------------------------------------------------------------------------

                           Quantitative Equity Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C

                                    [GRAPH]


                                 1991    31.70%
                                 1992     8.67%
                                 1993    12.56%
                                 1994     0.19%
                                 1995    37.69%
                                 1996    23.08%
                                 1997    32.70%
                                 1998    24.82%
                                 1999    20.35%
                                 2000    (8.10)%


                         Best Quarter:  22.55%  (4Q/98)
                         Worst Quarter: (14.38)%  (3Q/90)

--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000       1 Year   5 Years  10 Years
---------------------------------------       ------   -------  --------

Class C .................................     (8.10)%   17.34%   17.32%
Russell 1000(R) Index ...................     (7.79)%   18.17%   17.67%
--------------------------------------------------------------------------------

                           Tax-Managed Large Cap Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C

                                     [GRAPH]

                                 1997    31.73%
                                 1998    32.08%
                                 1999    16.57%
                                 2000    (9.48)%


                  Best Quarter:  Best Quarter: 23.71%  (4Q/98)
                  Worst Quarter: Worst Quarter: (10.12)%  (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                        Since
for the periods ended December 31, 2000                 1 Year    Inception*
---------------------------------------                 ------    ----------

Tax-Managed Large Cap Fund Class C .................    (9.48)%     17.12%
S&P 500 Composite Stock Price Index ................    (9.19)%     17.81%
--------------------------------------------------------------------------------

 * The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                               Special Growth Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C

                                    [GRAPH]

                                 1991    43.11%
                                 1992    12.52%
                                 1993    15.48%
                                 1994    (3.71)%
                                 1995    28.52%
                                 1996    18.65%
                                 1997    28.77%
                                 1998     0.42%
                                 1999    20.41%
                                 2000     8.05%

                         Best Quarter: 22.40%  (1Q/91)
                        Worst Quarter: (22.45)%  (3Q/90)

--------------------------------------------------------------------------------
Average annual total returns
for the period ended December 31, 2000             1 Year  5 Years  10 Years
--------------------------------------             ------  -------  --------

CLASS C .........................................   8.05%   14.55%   16.32%
RUSSELL 2500(TM) INDEX ..........................   4.27%   13.98%   17.41%
--------------------------------------------------------------------------------

                           Tax-Managed Small Cap Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1997            31.73%
                            1998            32.06%
                            1999            16.57%
                            2000            (6.95)%


                         Best Quarter:   12.49%  (1Q/00)
                         Worst Quarter: (17.34)% (4Q/00)


--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------

Class C ................................................    (6.95)%     (0.31)%
Russell 2500(TM) Index .................................     4.27%      13.82%
Russell Small Cap Completeness Index** .................    (8.96)%      3.00%
--------------------------------------------------------------------------------

*    The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Composite Stock Price Index. The Fund uses the Russell Small Cap Completeness Index for management and construction of the Fund's portfolio.

                               Equity Income Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1991            27.52%
                            1992            11.51%
                            1993            13.23%
                            1994             0.69%
                            1995            34.76%
                            1996            21.45%
                            1997            33.59%
                            1998            12.99%
                            1999            (0.61)%
                            2000            (0.85)%


                         Best Quarter: 16.47% (1Q/91)
                         Worst Quarter: (15.63)% (3Q/90)



--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000            1 Year   5 Years   10 Years
---------------------------------------            ------   -------   --------

Class C ........................................   (0.85)%   12.25%    14.55%
Russell 1000(R) Value Index ....................    7.01%    16.91%    17.37%
--------------------------------------------------------------------------------

                           Real Estate Securities Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1991            37.08%
                            1992            17.29%
                            1993            17.42%
                            1994             7.24%
                            1995            10.87%
                            1996            36.81%
                            1997            18.99%
                            1998           (15.94)%
                            1999             0.55%
                            2000            28.10%


                         Best Quarter: 24.69% (1Q/91)
                         Worst Quarter: (14.24)% (3Q/90)


--------------------------------------------------------------------------------
Average annual total returns
for the periods ended December 31, 2000            1 Year   5 Years   10 Years
---------------------------------------            ------   -------   --------

Class C ........................................   28.10%    11.52%    14.49%
NAREIT Equity REIT Index .......................   26.35%    10.10%    13.58%
-------------------------------------------------------------------------------

                          International Securities Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C


                                    [GRAPH]

                            1991            11.99%
                            1992            (6.94)%
                            1993            33.48%
                            1994             4.86%
                            1995            10.20%
                            1996             7.63%
                            1997             0.26%
                            1998            12.90%
                            1999            29.35%
                            2000           (12.32)%


                         Best Quarter: 18.71% (4Q/99)
                         Worst Quarter: (17.66)% (3Q/90)


--------------------------------------------------------------------------------
Average annual total returns                         1 Year   5 Years  10 Years
for the periods ended December 31, 2000              ------   -------  --------
---------------------------------------

Class C ........................................    (12.32)%   6.43%     8.18%
MSCI EAFE Index ................................    (13.96)%   7.43%     8.56%
--------------------------------------------------------------------------------

                              Emerging Markets Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1994            (5.83)%
                            1995            (8.21)%
                            1996            12.26%
                            1997            (3.45)%
                            1998           (27.57)%
                            1999            47.91%
                            2000           (31.57)%


                         Best Quarter: 27.64% (4Q/99)
                         Worst Quarter: (21.64)% (3Q/98)


--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000            1 Year   5 Years   Inception
---------------------------------------            ------   -------   ---------

Class C .....................................     (31.57)%  (4.50)%    (0.34)%
IFC Investable Composite Index ..............     (31.76)%  (3.67)%     2.39%
--------------------------------------------------------------------------------

*    The Emerging Markets Fund commenced operations on January 29, 1993.

# For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.

                              Diversified Bond Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1991            15.29%
                            1992             6.57%
                            1993            10.02%
                            1994            (3.25)%
                            1995            17.76%
                            1996             3.43%
                            1997             9.09%
                            1998             8.9%
                            1999            (1.26)%
                            2000            10.14%


                          Best Quarter: 5.80% (2Q/95)
                         Worst Quarter: (2.79)% (1Q/94)


--------------------------------------------------------------------------------

Average annual total returns
for the periods ended December 31, 2000                  1 Year    5 Years  10 Years
---------------------------------------                  ------    -------  --------

Class C .........................................        10.14%     5.36%     7.17%
Lehman Brothers Aggregate Bond Index ............        11.63%     6.46%     7.96%

30-Day Yields for the year ended December 31, 2000      Current
--------------------------------------------------      -------

Class C .........................................        5.43%

--------------------------------------------------------------------------------

  To obtain current yield information, please call 1-800-787-7354.

                             Multistrategy Bond Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1994            (4.35)%
                            1995            17.92%
                            1996             4.97%
                            1997             9.50%
                            1998             6.79%
                            1999            (1.71)%
                            2000             8.79%


                          Best Quarter: 6.23% (2Q/95)
                         Worst Quarter: (3.44)% (1Q/94)


--------------------------------------------------------------------------------
Average annual total returns                                           Since
for the periods ended December 31, 2000             1 Year  5 Years  Inception*
---------------------------------------             ------  -------  ----------

Class C ......................................       8.79%   5.54%     6.17%
Lehman Brothers Aggregate Bond Index .........      11.63%   6.46%     6.88%

30-Day Yields for the year ended December 31, 2000   Current
--------------------------------------------------   -------

Class C ......................................        5.13%
--------------------------------------------------------------------------------

*    The Multistrategy Bond Fund commenced operations on January 29, 1993.

     To obtain current yield information, please call 1-800-787-7354.

                              Short Term Bond Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1991            12.31%
                            1992             2.74%
                            1993             6.98%
                            1994             0.82%
                            1995             9.95%
                            1996             4.76%
                            1997             6.02%
                            1998             6.09%
                            1999             2.19%
                            2000             6.51%


                          Best Quarter: 3.90% (4Q/91)
                         Worst Quarter: (1.72)% (1Q/94)


--------------------------------------------------------------------------------

Average annual total returns
for the periods ended December 31, 2000**                1 Year    5 Years  10 Years
-----------------------------------------                ------    -------  --------
Class C ..........................................        6.51%     5.10%     5.78%
Merrill Lynch 1-2.99 Years Treasury Index ........        8.00%     5.92%     6.42%

30-Day Yields for the year ended December 31, 2000       Current
--------------------------------------------------       -------

Class C ..........................................        5.07%

--------------------------------------------------------------------------------

# For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.

     To obtain current yield information, please call 1-800-787-7354.

                              Tax Exempt Bond Fund

                             Annual Total Returns
                      (for the years ended December 31)
                                    Class C


                                   [GRAPH]

                            1991             7.64%
                            1992             5.85%
                            1993             6.58%
                            1994            (0.54)%
                            1995             7.81%
                            1996             3.07%
                            1997             4.92%
                            1998             4.82%
                            1999            (1.24)%
                            2000             6.70%


                         Best Quarter: 2.79% (4Q/91)
                         Worst Quarter: (1.72)% (2Q/99)


--------------------------------------------------------------------------------
Average Annual Total Returns
For The Periods Ended December 31, 2000              1 Year    5 Years  10 Years
---------------------------------------              ------    -------  --------

Tax Exempt Bond Fund Class C* ....................    6.70%     3.62%     4.51%
Lehman Brothers Municipal 1-10 Year Index ........    8.17%     5.23%       --

Yields For The Year Ended December 31, 2000          Current
-------------------------------------------          -------

30-Day Yield
Class C ..........................................    3.18%
30-Day Tax Equivalent Yield
Class C ..........................................    5.26%
--------------------------------------------------------------------------------
* The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

     To obtain current yield information, please call 1-800-787-7354.

                                Fees And Expenses

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                               Shareholder Fees
                   (fees paid directly from your investment)

                                            Maximum Sales
                             Maximum Sales  Charge (Load)      Maximum
                             Charge (Load)   Imposed On     Deferred Sales
                              Imposed On     Reinvested         Charge       Redemption   Exchange
                               Purchases      Dividends          (Load)         Fees        Fees
                               ---------      ---------         -------         ----        ----
All Funds, Class C ..........    None            None             None          None        None


                        Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                                       Other
                                                                      Expenses
                                                                     (Including
                                                                  Administrative
                                                                     Fees And     Total Gross
                                                                    Shareholder   Annual Fund    Fee Waivers      Total Net Fund
                                        Advisory   Distribution      Servicing     Operating     And Expense        Operating
                                           Fee*    (12b-1) Fees***     Fees)        Expenses    Reimbursements#       Expenses
                                           ----    ---------------     -----        --------    ---------------       --------
CLASS C SHARES**
 Diversified Equity ...........            0.73%         0.75%         0.46%         1.94%         0.00%               1.94%
 Quantitative Equity ..........            0.73%         0.75%         0.44%         1.92%         0.00%               1.92%
 Tax-Managed Large Cap ........            0.70%         0.75%         0.41%         1.86%         0.00%               1.86%
 Special Growth ...............            0.90%         0.75%         0.56%         2.21%         0.00%               2.21%
 Tax-Managed Small Cap# .......            0.98%         0.75%         1.05%         2.78%        (0.53)%              2.25%
 Select Growth#+ ..............            0.80%         0.75%         1.06%         2.61%        (0.51)%              2.10%
 Select Value#+ ...............            0.70%         0.75%         1.04%         2.49%        (0.49)%              2.00%
 Equity Income ................            0.75%         0.75%         0.81%         2.31%         0.00%               2.31%
 Real Estate Securities .......            0.80%         0.75%         0.61%         2.16%         0.00%               2.16%
 International Securities .....            0.90%         0.75%         0.64%         2.29%         0.00%               2.29%
 Emerging Markets .............            1.15%         0.75%         1.02%         2.92%         0.00%               2.92%
 Diversified Bond .............            0.40%         0.75%         0.47%         1.62%         0.00%               1.62%
 Multistrategy Bond ...........            0.60%         0.75%         0.52%         1.87%         0.00%               1.87%
 Short Term Bond ..............            0.45%         0.75%         0.45%         1.65%        (0.13)%              1.52%
 Tax Exempt Bond ..............            0.30%         0.75%         0.59%         1.64%         0.00%               1.64%

* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

# For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 1.03% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Small Cap Fund do not include 12b-1 fees or shareholder servicing fees.

     For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at on annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

+ Annual operating expenses for Class C of the Select Growth and Select Value Funds are based on average net assets expected to be invested during the first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.

Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           1 Year  3 Years  5 Years   10 Years
                                           ------  -------  -------   --------
Class C Shares
 Diversified Equity Fund ................   $197    $609     $1,047    $2,264
 Quantitative Equity Fund ...............    195     603      1,037     2,243
 Tax-Managed Large Cap Fund .............    189     585      1,006     2,181
 Special Growth Fund ....................    224     691      1,184     2,543
 Tax-Managed Small Cap Fund .............    228     812      1,422     3,069
 Select Growth Fund .....................    213     763      1,340     2,907
 Select Value Fund ......................    203     729      1,282     2,790
 Equity Income Fund .....................    234     721      1,235     2,645
 Real Estate Securities Fund ............    219     676      1,159     2,493
 International Securities Fund ..........    232     715      1,224     2,624
 Emerging Markets Fund ..................    295     903      1,537     3,242
 Diversified Bond Fund ..................    165     511        881     1,922
 Multistrategy Bond Fund ................    190     588      1,011     2,192
 Short Term Bond Fund ...................    155     508        885     1,945
 Tax-Exempt Bond Fund ...................    167     517        891     1,942

                         SUMMARY COMPARISON OF THE FUNDS

             Fund                                   Focus
-----------------------------   ------------------------------------------------
Diversified Equity Fund......   Income and capital growth
Quantitative Equity Fund.....   Total return
Tax-Managed Large Cap Fund...   Capital growth
Special Growth Fund..........   Maximum total return primarily through capital
                                appreciation

             Fund                                   Focus
------------------------------  ------------------------------------------------
Tax-Managed Small Cap Fund...   Capital growth
Select Growth Fund...........   Maximum total return primarily through capital
                                appreciation
Select Value Fund............   Maximum total return primarily through capital
                                appreciation
Equity Income Fund...........   Current income
Real Estate Securities Fund..   Total return
International Securities Fund   Total return
Emerging Markets Fund........   Maximum total return primarily through capital
                                appreciation
Diversified Bond Fund........   Current income and diversification
Multistrategy Bond Fund......   Maximum total return primarily through capital
                                appreciation
Short Term Bond Fund.........   Preservation of capital and generation of
                                current income
Tax-Exempt Bond Fund.........   Maximum current income


                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


DIVERSIFIED EQUITY FUND
-----------------------

Investment     To provide income and capital growth by investing principally in
Objective      equity securities.

Principal      The Diversified Equity Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

Investment     To provide a total return greater than the total return of the US
Objective      stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal      The Quantitative Equity Fund invests primarily in common stocks
Investment     of medium and large capitalization companies which are
Strategies     predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED LARGE CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities.

               The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------

Investment     To maximize total return primarily through capital appreciation
Objective      and assuming a higher level of volatility than the Diversified
               Equity Fund.

Principal      The Special Growth Fund invests primarily in common stocks of
Investment     small and medium capitalization companies most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
--------------------------

Investment     To provide capital growth on an after-tax basis by investing
Objective      principally in equity securities of small capitalization
               companies.

Principal      The Tax-Managed Small Cap Fund invests primarily in equity
Investment     securities of small capitalization US companies. While market
Strategies     capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell
               3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT GROWTH FUND
------------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Growth Fund invests primarily in large and medium
Investment     capitalization stocks with some exposure to small capitalization
Strategies     stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT VALUE FUND
-----------------

Investment     To provide capital appreciation.
Objective

Principal      The Select Value Fund invests primarily in large and medium
Investment     capitalization value stocks with some exposure to small
Strategies     capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

               The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY INCOME FUND
------------------

Investment     To achieve a high level of current income while maintaining the
Objective      potential for capital appreciation.

Principal      The Equity Income Fund invests primarily in common stocks of
Investment     medium and large capitalization companies, most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide a high level of current income, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

                    . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above- average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

Investment     To generate a high level of total return through above average
Objective      current income while maintaining the potential for capital appreciation.

Principal      The Real Estate Securities Fund seeks to achieve its objective by
Investment     concentrating its investments in equity securities of issuers
Strategies     whose value is derived primarily from development, management and market pricing of underlying real estate properties.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

Investment     To provide favorable total return and additional diversification
Objective      for US investors.

Principal      The International Securities Fund invests primarily in equity
Investment     securities issued by companies domiciled outside the US and in
Strategies     depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a
               high degree of diversification among countries and currencies.
               Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal      The Emerging Markets Fund will primarily invest in equity
Investment     securities of companies that are located in countries with
Strategies     emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
               Europe.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

               The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------

Investment     To provide effective diversification against equities and a
Objective      stable level of cash flow by investing in fixed-income
               securities.

Principal      The Diversified Bond Fund invests primarily in investment grade
Investment     fixed-income securities. In particular, the Fund holds debt
Strategies     securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Principal      The Multistrategy Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

Investment     The preservation of capital and the generation of current income
Objective      consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal      The Short Term Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX EXEMPT BOND FUND
--------------------

Investment     To provide a high level of federal tax-exempt current income by
Objective      investing primarily in a diversified portfolio of investment grade municipal securities.

Principal      The Tax Exempt Bond Fund concentrates its investments in
Investment     investment-grade municipal debt obligations providing federal
Strategies     tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. Under normal market conditions, at least 80% of the Fund's assets will be invested in tax-exempt securities.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was 4.28 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

Risk Associated With:           Description                  Relevant Fund

Multi-Manager          The investment styles employed   Diversified Equity
Approach               by a Fund's money managers may   Special Growth
                       not be complementary. The        Equity Income
                       interplay of the various         Quantitative Equity
                       strategies employed by a         International Securities
                       Fund's multiple money managers   Emerging Markets
                       may result in a Fund holding a   Real Estate Securities
                       concentration of certain types   Short Term Bond
                       of securities. This              Diversified Bond
                       concentration may be             Multistrategy Bond
                       beneficial or detrimental to a   Tax Exempt Bond
                       Fund's performance depending     Select Growth
                       upon the performance of those    Select Value
                       securities and the overall
                       economic environment. The
                       multi-manager approach could
                       result in a high level of
                       portfolio turnover, resulting
                       in higher Fund brokerage
                       expenses and increased tax
                       liability from a Fund's
                       realization of capital gains.

Tax-Sensitive          A Fund's tax-managed equity      Tax-Managed Large Cap
Management             investment strategy may not      Tax-Managed Small Cap
                       provide as high a return before
                       consideration of federal income
                       tax consequences as other mutual
                       funds. A tax-sensitive investment
                       strategy involves active
                       management and a Fund may realize
                       capital gains. Additionally, this
                       strategy may not be fully
                       implemented in some situations.
                       For example, the Fund may not
                       have any capital losses to offset
                       capital gains.

Equity Securities  The value of equity securities      Diversified Equity
                   will rise and fall in response to   Special Growth
                   the activities of the company that  Equity Income
                   issued the stock, general market    Quantitative Equity
                   conditions and/or economic          International Securities
                   conditions.                         Emerging Markets
                                                       Real Estate Securities
                                                       Tax-Managed Large Cap
                                                       Tax-Managed Small Cap
                                                       Select Growth
                                                       Select Value

  .Value          Investments in value stocks are      Diversified Equity
    Stocks        subject to risks that (i) their      Special Growth
                  intrinsic values may never be        Equity Income
                  realized by the market or (ii) such  International Securities stock may turn out not to have been  Tax-Managed Large Cap
                  undervalued.                         Tax-Managed Small Cap
                                                       Select Value

  .Growth         Growth company stocks may provide    Diversified Equity
    Stocks        minimal dividends which could        Special Growth
                  otherwise cushion stock prices in a  International Securities market decline. The value of growth  Tax-Managed Large Cap
                  company stocks may rise and fall     Tax-Managed Small Cap
                  significantly based, in part, on     Select Growth
                  investors' perceptions of the
                  company, rather than on fundamental
                  analysis of the stocks.

                  Market-oriented investments are      Diversified Equity
 .Market-Oriented  generally subject to the risks       Special Growth
 Investments      associated with growth and value     Quantitative Equity
                  stocks.                              International Securities
                                                       Tax-Managed Large Cap
                                                       Tax-Managed Small Cap

 .Securities of    Investments in smaller               Special Growth
 Small            companies may involve greater        Tax-Managed Small Cap
 Capitalization   risks because these companies        Select Growth
 Companies        generally have a limited track       Select Value
                  record. Smaller companies
                  often have narrower markets
                  and more limited managerial
                  and financial resources than
                  larger, more established
                  companies. As a result, their
                  performance can be more
                  volatile, which may increase
                  the volatility of a Fund's
                  portfolio.

Fixed-Income            Prices of fixed-income securities  Short Term Bond
Securities              rise and fall in response to       Diversified Bond
                        interest rate changes. Generally,  Multistrategy Bond
                        when interest rates rise, prices   Tax Exempt Bond
                        of fixed-income securities fall.
                        The longer the duration of the
                        security, the more sensitive the
                        security is to this risk. A 1%
                        increase in interest rates would
                        reduce the value of a $100 note
                        by approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars if
                        it had a 15-year duration. There
                        is also a risk that one or more
                        of the securities will be
                        downgraded in credit rating or go
                        into default. Lower-rated bonds
                        generally have higher credit
                        risks.

  .Non-Investment      Although lower rated debt           Short Term Bond
    Grade              securities generally offer a        Multistrategy Bond
    Fixed-Income       higher yield than higher rated
    Securities         debt securities, they involve
                       higher risks. They are especially
                       subject to:

                         .Adverse changes in general
                           economic conditions and in the
                           industries in which their
                           issuers are engaged,

                         .Changes in the financial
                           condition of their issuers and

                         .Price fluctuations in response
                           to changes in interest rates.

                       As a result, issuers of lower
                       rated debt securities are more
                       likely than other issuers to miss
                       principal and interest payments or
                       to default which could result in a
                       loss to a Fund.

International           A Fund's return and net asset      International
Securities              value may be significantly         Securities
                        affected by political or           Emerging Markets
                        economic conditions and            Short Term Bond
                        regulatory requirements in a       Multistrategy Bond
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards
                        typically are not as strict
                        as they are in the US and
                        there may be less public
                        information available about
                        foreign companies. Non-US
                        securities markets may be
                        less liquid and have fewer
                        transactions than US
                        securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

 . Non-US Debt          A Fund's non-US debt securities    Short Term Bond
   Securities           are typically obligations of       Multistrategy Bond
                        sovereign governments and
                        corporations. These securities
                        are particularly subject to
                        a risk of default from political
                        instability.

 . Emerging Market      Investments in emerging or         Emerging Markets
   Countries            developing markets involve         Short Term Bond
                        exposure to economic structures    Multistrategy Bond
                        that are generally less diverse
                        and mature, and to political
                        systems which have less stability
                        than those of more developed
                        countries. Emerging market
                        securities are subject to currency
                        transfer restrictions and may
                        experience delays and disruptions
                        in securities settlement procedures
                        for a Fund's portfolio securities.

  . Instruments of US   Non-US corporations and banks      Short Term Bond
    and Foreign Banks   issuing dollar denominated         Diversified Bond
    and Branches and    instruments in the US are not      Multistrategy Bond
    Foreign             necessarily subject to the same
    Corporations,       regulatory requirements that
    Including Yankee    apply to US corporations and
    Bonds               banks, such as accounting,
                        auditing and recordkeeping
                        standards, the public
                        availability of information and,
                        for banks, reserve requirements,
                        loan limitations and
                        examinations. This increases the
                        possibility that a non-US
                        corporation or bank may become
                        insolvent or otherwise unable to
                        fulfill its obligations on these
                        instruments.

Derivatives (e.g.       If a Fund incorrectly forecasts    Short Term Bond
Futures Contracts,      interest rates in using            Diversified Bond
Options on Futures,     derivatives, the Fund could lose   Multistrategy Bond
Interest Rate Swaps)    money. Price movements of a
                        futures contract, option or
                        structured note may not be
                        identical to price movements of
                        portfolio securities or a
                        securities index resulting in the
                        risk that, when a Fund buys a
                        futures contract or option as a
                        hedge, the hedge may not be
                        completely effective.

Real Estate Securities  Just as real estate values go       Real Estate
                        up and down, the value of the       Securities
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.

  .   REITs             REITs may be affected by            Real Estate
                        changes in the value of the         Securities
                        underlying properties owned by
                        the REITs and by the quality of
                        any credit extended. Moreover,
                        the underlying portfolios of
                        REITs may not be diversified,
                        and therefore are subject to
                        the risk of financing a single
                        or a limited number of projects.
                        REITs are also dependent upon
                        management skills and are
                        subject to heavy cash flow
                        dependency, defaults by
                        borrowers, self-liquidation and
                        the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to maintain
                        their exemption from certain
                        federal securities laws.

Municipal Obligations   Municipal obligations are           Short Term Bond
                        affected by economic, business      Diversified Bond
                        or political developments.          Multistrategy Bond
                        These securities may                Tax Exempt Bond
                        be subject to provisions of
                        litigation, bankruptcy and other
                        laws affecting the rights and
                        remedies of creditors, or may
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest, or
                        limiting the rights of
                        municipalities to levy taxes.

Repurchase Agreements   Under a repurchase agreement,       Diversified Bond
                        a bank or broker sells              Short Term Bond
                        securities to a Fund and agrees     Multistrategy Bond
                        to repurchase them at the Fund's
                        cost plus interest. If the
                        value of the securities declines
                        and the bank or broker defaults
                        on its repurchase obligation, a
                        Fund could incur a loss.

Credit and Liquidity   Adverse changes in a guarantor's     Tax Exempt Bond
Enhancements           credit quality if contemporaneous
                       with adverse changes in the
                       guaranteed security could cause
                       losses to a Fund and may affect its
                       net asset value.

Exposing Liquidity   By exposing its liquidity          Diversified Equity
Reserves to Equity   reserves to the equity market,     Special Growth
Markets              principally by use of equity       Equity Income
                     futures, a Fund's performance      Quantitative Equity
                     tends to correlate more closely    International Securities
                     to the performance of the market   Real Estate Securities
                     as a whole. However, the market    Tax-Managed Large Cap
                     performance of equity futures      Tax-Managed Small Cap
                     may not correlate precisely to     Select Growth
                     the performance of the stock       Select Value
                     market. This approach increases
                     a Fund's performance if equity
                     markets rise and reduces a
                     Fund's performance if equity
                     markets decline.

SECURITIES LENDING  If a borrower of a Fund's           All Funds
                    securities fails financially, the
                    Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund.

                            MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall Lert, who has been Chief Investment Officer since June 1989.

  . Mark Amberson, who has been a Portfolio Manager of FRIMCo since January
    1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

  . Randal Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

  . James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr.
    Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

  . Symon Parish, who has been a Portfolio Manager of Russell Investment
    Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

  . Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

  . James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

  . James Jornlin has primary responsibility for the management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Small Cap Fund, 1.03%; Select Growth Fund, 0.85%; Select Value Fund, 0.75%; Equity Income Fund, 0.80%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Term Bond Fund, 0.50%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.

  For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, a portion of its 1.03% combined advisory and administrative fees up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until February 28,

2002, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                               THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

  J.P. Morgan Fleming Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

  Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a Ph.D. from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                               PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS


Income Dividends

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


Declared                        Payable                      Funds
--------                        -------                      -----

Monthly..............   Early in the following   Tax-Exempt Bond, Diversified
                        month                    Bond and Multistrategy Bond
                                                 Funds

Quarterly............   Mid: April, July,        Diversified Equity, Equity
                        October and December     Income, Quantitative Equity,
                                                 Real Estate Securities, Short
                                                 Term Bond and Select Value
                                                 Funds

Annually.............   Mid-December             Special Growth, International
                                                 Securities, Emerging Markets,
                                                 Tax Managed Large Cap,
                                                 Tax-Managed Small Cap and
                                                 Select Growth Funds



Capital Gains Distributions

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


Buying A Dividend

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                      TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

  The Tax-Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                        HOW NET ASSET VALUE IS DETERMINED


Net Asset Value Per Share

  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.


Valuation Of Portfolio Securities

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

  Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

  The Funds offer multiple Classes of Shares: Class C Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.


                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For Class C Shares, there is a $1,000 required minimum initial investment for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class C Shares of the Funds.


Paying For Shares

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates And Times

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order And Payment Procedures

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("Ach")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

By Mail or Telephone

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


In-Kind Exchange of Securities

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

  The Funds, except the Tax-Managed Large Cap and Tax-Managed Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  The Tax-Managed Large Cap and Tax-Managed Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

By Check

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.


                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number

Signature Requirements Based on Account Type

   Account Type             Requirements for Written Requests

   Individual, Joint        Written instructions must be signed by each
   Tenants, Tenants in      shareholder, exactly as the names appear in the
   Common                   account registration.

   UGMA or UTMA (custodial  Written instructions must be signed by the
   accounts for minors)     custodian in his/her capacity as it appears in the
                            account registration.

   Corporation,             Written instructions must be signed by authorized
   Association              person(s), stating his/her capacity as indicated by
                            corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

   Estate, Trust, Pension,  Written instructions must be signed by all
   Profit Sharing Plan      trustees. If the name of the trustee(s) does not
                            appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

   Joint tenancy            Written instructions must be signed by the
   shareholders whose       surviving tenant(s).  A certified copy of the death
   co-tenants are deceased  certificate must accompany the request.

Signature Guarantee

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


Third Party Transactions

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


Redemption In-Kind

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


Stale Checks

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Shares of the Select Growth or Select Value Funds were issued during the periods shown.

  The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.

Diversified Equity Fund--Class C Shares



                                                              2000*    1999**
                                                            --------  --------

Net Asset Value, Beginning of Period ...................     $ 54.13   $ 52.04
                                                             -------   -------
Income From Operations
 Net investment income (a)  ............................        (.24)     (.20)
 Net realized and unrealized gain (loss)  ..............       (2.55)     8.14
                                                             -------   -------
  Total income from operations .........................       (2.79)     7.94
                                                             -------   -------
Distributions
 From net investment income ............................          --      (.03)
 From net realized gain ................................       (1.22)    (5.82)
                                                             -------   -------
  Total distributions ..................................       (1.22)    (5.85)
                                                             -------   -------
Net Asset Value, End of Period .........................     $ 50.12   $ 54.13
                                                             =======   =======
Total Return (%) (b)  ..................................       (5.07)    15.83
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ..............      21,526    14,787
 Ratios to average net assets (%)(c):
  Operating Expenses ...................................        1.94      1.94
  Net investment income ................................        (.56)     (.41)

 Portfolio turnover rate (%)  ..........................      141.75    110.36

*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Quantitative Equity Fund--Class C Shares



                                                            2000*      1999**
                                                          --------    --------

Net Asset Value, Beginning of Period .................     $ 44.94     $ 43.02
                                                           -------     -------
Income From Operations
 Net investment income (a)  ..........................        (.22)       (.20)
 Net realized and unrealized gain (loss)  ............         .07        8.00
                                                           -------     -------
  Total income from operations .......................        (.15)       7.80
                                                           -------     -------
Distributions
 From net investment income ..........................          --        (.04)
 From net realized gain ..............................        (.91)      (5.84)
                                                           -------     -------
  Total distributions ................................        (.91)      (5.88)
                                                           -------     -------
Net Asset Value, End of Period .......................     $ 43.88     $ 44.94
                                                           =======     =======
Total Return (%) (b)  ................................        (.16)      18.89
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ............      20,935      13,613
 Ratios to average net assets (%)(c):
  Operating Expenses .................................        1.92        1.93
  Net investment income ..............................        (.60)       (.47)

 Portfolio turnover rate (%)  ........................       59.25       89.52

*   For the ten months ended October 31, 2000.
**  For the period January 27, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax-Managed Large Cap Fund--Class C Shares



                                                             2000*      1999**
                                                           --------    -------

Net Asset Value, Beginning of Period ...................     $21.17     $20.92
                                                             ------     ------
Income From Operations
 Net investment income (a)*** ..........................       (.10)        --
 Net realized and unrealized gain (loss) ...............       (.39)       .35
                                                             ------     ------
  Total income from operations .........................       (.49)       .35
                                                             ------     ------
Distributions
 From net investment income ............................         --       (.10)
                                                             ------     ------


Net Asset Value, End of Period .........................     $20.68     $21.17
                                                             ======     ======
Total Return (%) (b) ...................................      (2.30)      2.24
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)  .............      6,596        308
 Ratios to average net assets (%)(c):
  Operating Expenses ...................................       1.86       1.57
  Net investment income (loss) .........................       (.58)      (.28)

 Portfolio turnover rate (%) ...........................      43.48      48.35

*   For the ten months ended October 31, 2000.
**  For the period December 1, 1999 (commencement of sale) to December 31,
    1999.
*** Less than $.01 per share for the period ended December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Special Growth Fund--Class C Shares



                                                           2000*      1999**
                                                         --------    --------
Net Asset Value, Beginning of Period ................     $ 48.22     $ 42.17
                                                          -------     -------
Income From Operations
 Net investment income (a)  .........................        (.38)       (.45)
 Net realized and unrealized gain (loss)  ...........        4.56        9.72
                                                          -------     -------
  Total income from operations ......................        4.18        9.27
                                                          -------     -------
Distributions
 From net realized gain .............................       (1.35)      (3.22)
                                                          -------     -------

Net Asset Value, End of Period ......................     $ 51.05     $ 48.22
                                                          =======     =======
Total Return (%) (b)  ...............................        8.83       22.53
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ...........      10,762       5,990
 Ratios to average net assets (%)(c):
  Operating expenses, net ...........................        2.21        2.23
  Operating expenses, gross .........................        2.22        2.23
  Net investment income .............................        (.91)      (1.10)

 Portfolio turnover rate (%)  .......................      136.00      111.98

 *   For the ten months ended October 31, 2000.
 **  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

Tax-Managed Small Cap Fund--Class C Shares



                                                             2000*      1999**
                                                           --------     ------

Net Asset Value, Beginning of Period ...................     $10.71     $10.00
                                                             ------     ------
Income From Operations
 Net investment income (a)*** ..........................       (.10)        --
 Net realized and unrealized gain (loss)  ..............        .47        .71
                                                             ------     ------
  Total income from operations .........................        .37        .71
                                                             ------     ------
Distributions
 From net investment income ............................       (.01)        --
                                                             ------     ------


Net Asset Value, End of Period .........................     $11.07      10.71
                                                             ======     ======
Total Return (%) (b)  ..................................       3.52       7.10
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ..............      2,414        222
 Ratios to average net assets (%)(c):
  Operating expenses, net ..............................       2.25       2.18
  Operating expenses, gross ............................       2.77       8.78
  Net investment income (loss) .........................      (1.05)       .73

 Portfolio turnover rate (%)  ..........................      71.20       3.33

 *   For the ten months ended October 31, 2000.
 **  For the period December 1, 1999 (commencement of sale) to December 31,
     1999.
 *** Less than $.01 per share for the period ended December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class C Shares



                                                           2000*       1999**
                                                         --------     --------

Net Asset Value, Beginning of Period ................      $37.02      $ 40.38
                                                           ------      -------
Income From Operations
 Net investment income (a)  .........................        (.06)         .04
 Net realized and unrealized gain (loss)  ...........        (.03)         .66
                                                           ------      -------
  Total income from operations ......................        (.09)         .70
                                                           ------      -------
Distributions
 From net investment income .........................          --         (.17)
 From net realized gain .............................        (.19)       (3.89)
 Tax return of capital ..............................        (.02)          --
                                                           ------      -------
  Total distributions ...............................        (.21)       (4.06)
                                                           ------      -------
Net Asset Value, End Of Period ......................      $36.72      $ 37.02
                                                           ======      =======
Total Return (%) (b)  ...............................        (.17)        2.03
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ...........       1,035          995
 Ratios to average net assets (%)(c):
  Operating Expenses ................................        2.31         2.10
  Net investment income .............................        (.22)         .10

 Portfolio turnover rate (%)  .......................       99.20       137.94

 *   For the ten months ended October 31, 2000.
 **  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

Real Estate Securities Fund--Class C Shares



                                                       2000*      1999**
                                                     --------    -------

Net Asset Value, Beginning of Period .............     $22.69     $24.13
                                                       ------     ------
Income From Operations
 Net investment income (a) .......................        .84       1.08
 Net realized and unrealized gain (loss) .........       3.11      (1.06)
                                                       ------     ------
  Total income from operations ...................       3.95        .02
                                                       ------     ------
Distributions
 From net investment income ......................       (.71)     (1.46)
                                                       ------     ------

Net Asset Value, End of Period ...................     $25.93     $22.69
                                                       ======     ======
Total Return (%) (b) .............................      17.54        .19
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)  .......      3,393      1,771
 Ratios to average net assets (%)(c):
  Operating Expenses .............................       2.16       2.14
  Net investment income ..........................       4.06       5.12

 Portfolio turnover rate (%) .....................      53.30      42.69

 *   For the ten months ended October 31, 2000.
 **  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

INTERNATIONAL SECURITIES FUND--CLASS C SHARES



                                                          2000*      1999**
                                                        --------    --------

Net Asset Value, Beginning of Period ...............     $ 74.51     $ 60.66
                                                         -------     -------
Income From Operations
 Net investment income (a)  ........................         .17        (.32)
 Net realized and unrealized gain (loss)  ..........       (9.68)      17.92
                                                         -------     -------
  Total income from operations .....................       (9.51)      17.60
                                                         -------     -------
Distributions
 From net investment income ........................          --       (.17)
 From net realized gain ............................       (2.54)      (3.58)
                                                         -------     -------
  Total distributions ..............................       (2.54)      (3.75)
                                                         -------     -------
Net Asset Value, End of Period .....................     $ 62.46     $ 74.51
                                                         =======     =======
Total Return (%) (b)  ..............................      (13.13)      29.39
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ..........      11,849       7,522
 Ratios to average net assets (%)(c):
  Operating expenses, net ..........................        2.29        2.30
  Operating expenses, gross ........................        2.30        2.30
  Net investment income ............................         .30        (.51)

 Portfolio turnover rate (%)  ......................      101.84      120.52


 *   For the ten months ended October 31, 2000.
 **  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

EMERGING MARKETS FUND--CLASS C SHARES



                                                           2000*     1999**
                                                         --------   -------

Net Asset Value, Beginning of Period ................     $ 12.47   $  8.07
                                                          -------   -------
Income From Operations
 Net investment income (a) ..........................        (.10)     (.12)
 Net realized and unrealized gain (loss) ............       (3.20)     4.57
                                                          -------   -------
  Total income from operations ......................       (3.30)     4.45
                                                          -------   -------
Distributions
 From net investment income .........................        (.02)     (.05)
                                                          -------   -------

Net Asset Value, End of Period ......................     $  9.15   $ 12.47
                                                          =======   =======
Total Return (%) (b) ................................      (26.51)    55.43
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)  ..........       2,228     1,631
 Ratios to average net assets (%)(c):
  Operating expenses, net ...........................        2.91      2.91
  Operating expenses, gross .........................        2.92      2.91
  Net investment income .............................       (1.02)    (1.23)

 Portfolio turnover rate (%) ........................       73.11     94.85


 *   For the ten months ended October 31, 2000.
 **  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

Diversified Bond Fund--Class C Shares



                                                           2000*      1999**
                                                          -------     -------

Net Asset Value, Beginning Of Period ................     $ 22.24     $ 24.00
                                                          -------     -------
Income From Operations
 Net investment income (a)  .........................         .99        1.03
 Net realized and unrealized gain (loss)  ...........         .41       (1.61)
                                                          -------     -------
  Total income from operations ......................        1.40        (.58)
                                                          -------     -------
Distributions
 From net investment income .........................        (.93)      (1.05)
 From net realized gain .............................          --        (.13)
                                                          -------     -------
  Total distributions ...............................        (.93)      (1.18)
                                                          -------     -------
Net Asset Value, End Of Period ......................     $ 22.71     $ 22.24
                                                          =======     =======

Total Return (%) (b)  ...............................        6.44       (2.47)

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ...........       7,315       4,652
 Ratios to average net assets (%)(c):
  Operating expenses, net ...........................        1.62        1.62
  Operating expenses, gross .........................        1.63        1.62
  Net investment income .............................        5.37        4.88

 Portfolio turnover rate (%)  .......................      128.88      152.23

 *   For the ten months ended October 31, 2000.
 **  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

Multistrategy Bond Fund--Class C Shares



                                                          2000*      1999**
                                                         -------     -------

Net Asset Value, Beginning Of Period ...............     $  9.47     $ 10.14
                                                         -------     -------
Income From Operations
 Net investment income (a)  ........................         .44         .42
 Net realized and unrealized gain (loss)  ..........         .09        (.63)
                                                         -------     -------
  Total income from operations .....................         .53        (.21)
                                                         -------     -------
Distributions
 From net investment income ........................        (.40)       (.45)
 From net realized gain ............................          --        (.01)
                                                         -------     -------
  Total distributions ..............................        (.40)       (.46)
                                                         -------     -------
Net Asset Value, End Of Period .....................     $  9.60     $  9.47
                                                         =======     =======

Total Return (%) (b)  ..............................        5.77       (2.10)

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ..........      10,879       6,666
 Ratios to average net assets (%)(c):
  Operating expenses, net ..........................        1.86        1.80
  Operating expenses, gross ........................        1.90        1.84
  Net investment income ............................        5.56        4.80

 Portfolio turnover rate (%)  ......................      105.03      134.11


 *   For the ten months ended October 31, 2000.
 **  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

Short Term Bond Fund--Class C Shares



                                                           2000*       1999**
                                                         --------     --------

Net Asset Value, Beginning of Period ................     $ 18.13      $ 18.36
                                                          -------      -------
Income From Operations
 Net investment income (a)  .........................         .79          .68
 Net realized and unrealized gain (loss)  ...........         .04         (.31)
                                                          -------      -------
  Total income from operations ......................         .83          .37
                                                          -------      -------
Distributions
 From net investment income .........................        (.73)        (.60)
                                                          -------      -------

Net Asset Value, End of Period ......................     $ 18.23      $ 18.13
                                                          =======      =======
Total Return (%) (b)  ...............................        4.67         2.02
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ...........         672          801
 Ratios to average net assets (%)(c):
  Operating expenses, net ...........................        1.64         1.72
  Operating expenses, gross .........................        1.66         1.72
  Net investment income .............................        5.01         4.41

 Portfolio turnover rate (%)  .......................       92.31       177.08

 *   For the ten months ended October 31, 2000.
 **  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

Tax Exempt Bond Fund--Class C Shares



                                                           2000*       1999**
                                                         --------     --------

Net Asset Value, Beginning of Period ...............      $ 20.45      $ 21.38
                                                          -------      -------
Income From Operations
 Net investment income (a)  ........................          .59          .45
 Net realized and unrealized gain (loss)  ..........          .32         (.84)
                                                          -------      -------
  Total income from operations .....................          .91         (.39)
                                                          -------      -------
Distributions
 From net investment income ........................         (.53)        (.54)


Net Asset Value, End of Period .....................      $ 20.83      $ 20.45
                                                          =======      =======
Total Return (%) (b)  ..............................         4.53        (1.82)
Ratios/Supplemental Data:
 Net Assets, end of period (in thousands) ..........          780          474
 Ratios to average net assets (%)(c):
  Operating Expenses ...............................         1.64         1.57
  Net investment income ............................         3.48         3.12

 Portfolio turnover rate (%)  ......................        38.16       119.34

 *   For the ten months ended October 31, 2000.
 **  For the period March 29, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation
 (b) Periods less than one year are not annualized
 (c) The ratios for periods less than one year are annualized.

                           Money Manager Information

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                            Diversified Equity Fund

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

  J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                           Tax-Managed Large Cap Fund

  J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                              Special Growth Fund

  CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San
     Diego, CA 92101.

  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.

  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                           Tax-Managed Small Cap Fund

  Geewax, Terker & Company, 99 Starr Street, Phoenixville, PA 19460.

                               Select Growth Fund

  CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San
     Diego, CA 92101.

  Fuller & Thaler Asset Management, 411 Borel Avenue, Suite 402, San Mateo, CA
     94402.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  TCW Investment Management Co., 865 Figueroa Street, Los Angeles, CA 90017.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.

                               Select Value Fund

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Systematic Financial Management, L.P., 6900 College Boulevard, Suite 570,
     Overland Park, KS 66211.

                               Equity Income Fund

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
     94105.

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

  Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                          Real Estate Securities Fund

  AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.

                         International Securities Fund

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.

  J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor,
     New York, NY 10036.

  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San
     Francisco, CA 94111.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.

                             Emerging Markets Fund

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.

                             Diversified Bond Fund

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                            Multistrategy Bond Fund

  Lazard Asset Management (a division of Lazard Fieres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Miller, Anderson & Sherrerd, LLP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                              Short Term Bond Fund

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

                              Tax Exempt Bond Fund

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

  When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge.

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
     Class C Shares:
     Diversified Equity Fund
     Quantitative Equity Fund
     Tax-Managed Large Cap Fund
     Special Growth Fund
     Tax-Managed Small Cap Fund
     Select Growth Fund
     Select Value Fund
     Equity Income Fund
     Real Estate Securities Fund
     International Securities Fund
     Emerging Markets Fund
     Diversified Bond Fund
     Multistrategy Bond Fund
     Short Term Bond Fund
     Tax Exempt Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-056 (0301)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY

-------------------
LIFEPOINTS(R) FUNDS
-------------------

LifePoints(R) Funds

PROSPECTUS

CLASS D SHARES:

CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

AGGRESSIVE STRATEGY FUND

EQUITY AGGRESSIVE STRATEGY FUND

MARCH 1, 2001




909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                Table of Contents


Risk/Return Summary .....................................................................  1
  Investment Objective ..................................................................  1
  Principal Investment Strategies .......................................................  2
  Principal Risks .......................................................................  3
  Performance ...........................................................................  4
  Fees and Expenses ..................................................................... 10
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification .................. 15
Management of the Funds and Underlying Funds ............................................ 16
The Money Managers for the Underlying Funds ............................................. 19
Investment Objective and Principal Investment Strategies of the Underlying Funds ........ 20
Risks ................................................................................... 33
Dividends and Distributions ............................................................. 38
Taxes ................................................................................... 38
How Net Asset Value is Determined ....................................................... 39
Distribution and Shareholder Servicing Arrangements ..................................... 40
How to Purchase Shares .................................................................. 40
Exchange Privilege ...................................................................... 42
How to Redeem Shares .................................................................... 43
Payment of Redemption Proceeds .......................................................... 44
Written Instructions .................................................................... 45
Account Policies ........................................................................ 46
Financial Highlights .................................................................... 47
Money Manager Information ............................................................... 53

                              RISK/RETURN SUMMARY

                             Investment Objective

Conservative     seeks to achieve moderate total rate of return through low
Strategy Fund    capital appreciation and reinvestment of a high level of
                 current income.

Moderate         seeks to achieve moderate long-term capital appreciation with
Strategy Fund    high current income, while recognizing the possibility of
                 moderate fluctuations in year-to-year market values.

Balanced         seeks to achieve a moderate level of current income and, over
Strategy Fund    time, above-average capital appreciation with moderate risk.

Aggressive       seeks to achieve high, long-term capital appreciation with low
Strategy Fund    current income, while recognizing the possibility of
                 substantial fluctuations in year-to-year market values.

Equity           seeks to achieve high, long-term capital appreciation, while
Aggressive       recognizing the possibility of high fluctuations in year-to-
Strategy Fund    year market values.

                        Principal Investment Strategies

     Each of the Frank Russell Investment Company Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                                       Equity
                               Conservative    Moderate    Balanced    Aggressive    Aggressive
                                 Strategy      Strategy    Strategy     Strategy      Strategy
Underlying Fund                    Fund          Fund        Fund         Fund          Fund
---------------                    ----          ----        ----        ----          ----
Diversified Equity Fund             5%            11%         16%         21%           30%
Special Growth Fund                --              2%          5%         11%           10%
Quantitative Equity Fund            6%            11%         16%         21%           30%
International Securities Fund       5%             9%         14%         19%           20%
Diversified Bond Fund              18%            27%         25%         --            --
Short Term Bond Fund               60%            33%         --          --            --
Multistrategy Bond Fund            --             --          16%         18%           --
Real Estate Securities Fund         5%             5%          5%          5%            5%
Emerging Markets Fund               1%             2%          3%          5%            5%

     Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                Principal Risks

     You should consider the following factors before investing in a Fund:

     . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".

     . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying
          Funds.

                                  Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class D Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class D Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for one year and since the beginning of operations of such Fund compare with the returns of certain indexes that measure broad market performance.

     Each Fund first issued Class D Shares on March 24, 1998. Performance shown for Class D Shares prior to that date is the performance of the Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower.

     Past performance is no indication of future results.

                          Conservative Strategy Fund

                             Annual Total Returns
                   (for the years ended December 31) Class D

                                    [GRAPH]

                                1998     7.70%
                                1999     5.18%
                                2000     5.58%

                          Best Quarter: 6.73% (4Q/98)
                        Worst Quarter: (3.82)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                             Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------
Conservative Strategy Fund Class D ........................  5.58%       6.23%
Merrill Lynch 1-2.99 Year Treasury Index ..................  8.00%       8.77%
Lehman Brothers Aggregate Bond Index ...................... 11.63%      10.88%
Conservative Strategy Composite Index# ....................  6.19%       5.81%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on November 7, 1997.

# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

                            Moderate Strategy Fund

                             Annual Total Returns
                   (for the years ended December 31) Class D

                                    [GRAPH]

                                1998     10.19%
                                1999      8.40%
                                2000      2.88%

                          Best Quarter: 6.73% (4Q/98)
                        Worst Quarter: (3.82)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------

Moderate Strategy Fund Class D                               2.88%       6.44%

Merrill Lynch 1-2.99 Year Treasury Index                     8.00%       8.77%

Lehman Brothers Aggregate Bond Index                        11.63%      10.88%

Russell 1000(R) Index                                       (7.79)%     16.60%

Moderate Strategy Composite Index#                           4.15%       6.41%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on October 2, 1997.

# The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

                            Balanced Strategy Fund

                             Annual Total Returns
                   (for the years ended December 31) Class D

                                    [GRAPH]

                                1998     11.66%
                                1999     11.64%
                                2000      0.11%

                         Best Quarter: 10.49% (4Q/98)
                         Worst Quarter: (7.20)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                    1 Year     Inception*
---------------------------------------                    ------     ----------
Balanced Strategy Fund Class D .........................     0.11%       7.26%

Lehman Brothers Aggregate Bond Index ...................    11.63%      10.88%

Russell 1000(R) Index ..................................    (7.79)%     16.60%

Salomon Smith Barney BMI Ex-US Index ...................   (12.04)%        --

Balanced Strategy Composite Index# .....................     2.03%       6.93%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

                           Aggressive Strategy Fund

                             Annual Total Returns
                   (for the years ended December 31) Class D

                                    [GRAPH]

                                1998     11.69%
                                1999     17.69%
                                2000     (4.14)%

                         Best Quarter: 14.33% (4Q/98)
                         Worst Quarter: (11.63)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                    1 Year     Inception*
---------------------------------------                    ------     ----------
Aggressive Strategy Fund Class D .........................  (4.14)%      7.16%

Russell 1000(R) Index ....................................  (7.79)%     16.60%

Salomon Smith Barney BMI Ex-US Index ..................... (12.04)%        --

Lehman Brothers Aggregate Bond Index .....................  11.63%       6.88%

Aggressive Strategy Composite Index# ...................... (1.44)%      7.12%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                        Equity Aggressive Strategy Fund

                             Annual Total Returns
                   (for the years ended December 31) Class D

                                    [GRAPH]

                                1998     13.75%
                                1999     21.58%
                                2000     (7.02)%

                         Best Quarter: 17.51% (4Q/98)
                         Worst Quarter: (13.85)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------
Equity Aggressive Strategy Fund Class D                     (7.02)%      7.21%

Russell 1000(R) Index                                       (7.79)%     16.60%

Salomon Smith Barney BMI Ex-US Index                       (12.04)%        --

Equity Aggressive Strategy Composite Index#                 (3.23)%      7.47%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on September 30, 1997.

# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                               Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                               Shareholder Fees
                   (fees paid directly from your investment)

                                                       Maximum Sales
                                  Maximum Sales        Charge (Load)      Maximum
                                  Charge (Load)          Imposed on    Deferred Sales
                                    Imposed on           Reinvested        Charge       Redemption    Exchange
                                    Purchases             Dividends        (Load)          Fees         Fees
                                    ---------             ---------        ------          ----         ----
All Funds, Class D .............       None                  None           None            None        None


                       Annual Fund Operating Expenses##
                (expenses that were deducted from Fund assets)
                               (% of net assets)

                                                                            Other
                                                                           Expenses
                                                                         (reflecting   Total Gross                        Total Net
                                                                         Shareholder   Annual Fund     Fee Waivers       Annual Fund
                                          Advisory      Distribution      Servicing     Operating      and Expense        Operating
                                             Fee       (12b-1) Fees***       Fees       Expenses      Reimbursements#     Expenses*
                                             ---       ---------------       ----       --------      ---------------     ---------
Class D Shares**
     Conservative Strategy Fund..........   0.20%           0.25%            0.25%        0.70%           (0.20)%            0.50%
     Moderate Strategy Fund..............   0.20%           0.25%            0.25%        0.70%           (0.20)%            0.50%
     Balanced Strategy Fund..............   0.20%           0.25%            0.25%        0.70%           (0.20)%            0.50%
     Aggressive Strategy Fund............   0.20%           0.25%            0.25%        0.70%           (0.20)%            0.50%
     Equity Aggressive Strategy Fund.....   0.20%           0.25%            0.25%        0.70%           (0.20)%            0.50%

* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class D Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

# FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary . You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Direct Expenses

     No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

     A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.

Indirect Expenses

     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2000).

     As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.

                                                             Total Net Operating
Underlying Fund (Class S Shares)                                Expense Ratios
-------------------------------                                 --------------
Diversified Equity Fund .........................................    0.94%
Special Growth Fund .............................................    1.21%
Quantitative Equity Fund ........................................    0.92%
International Securities Fund ...................................    1.29%
Diversified Bond Fund ...........................................    0.62%
Short Term Bond Fund ............................................    0.52%
Multistrategy Bond Fund .........................................    0.87%
Real Estate Securities Fund .....................................    1.16%
Emerging Markets Fund ...........................................    1.92%

     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                                         Class D
                                                                         -------
Conservative Strategy Fund ............................................   1.17%
Moderate Strategy Fund ................................................   1.28%
Balanced Strategy Fund ................................................   1.45%
Aggressive Strategy Fund ..............................................   1.58%
Equity Aggressive Strategy Fund .......................................   1.59%

     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example


     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                               1 Year  3 Years  5 Years 10 Years
                                               ------  -------  ------- --------
Class D
  Conservative Strategy Fund ................  $  119   $  414   $  731   $1,629
  Moderate Strategy Fund ....................     130      448      788    1,750
  Balanced Strategy Fund ....................     148      502      880    1,940
  Aggressive Strategy Fund ..................     161      541      946    2,078
  Equity Aggressive Strategy Fund ...........     162      544      951    2,088

                          SUMMARY COMPARISON OF THE FUNDS

     The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:

                                                       Capital                            Possibility of
                    Fund                             Appreciation       Income              Fluctuation
--------------------------------------------------   ------------       ------            --------------
Conservative Strategy Fund........................   Low                High              Low
Moderate Strategy Fund............................   Moderate           High              Moderate
Balanced Strategy Fund............................   Moderate           Moderate          Moderate
Aggressive Strategy Fund..........................   High               Low               High
Equity Aggressive Strategy Fund...................   High               Low               High

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:


[PIE CHART]                                  [PIE CHART]

30% Quantitative Equity                      21% Quantitative Equity
30% Diversified Equity                       21% Diversified Equity
20% International Securities                 19% International Securities
10% Special Growth                           18% Multistrategy Bond
5%  Emerging Markets                         11% Special Growth
5%  Real Estate Securities                   5%  Real Estate Securities
                                             5%  Emerging Markets

Equity Aggressive Strategy Fund              Aggressive Strategy Fund


[PIE CHART]                                  [PIE CHART]

33% Short Term Bond                          60% Short Term Bond
27% Diversified Bond                         18% Diversified Bond
11% Quantitative Equity                      6%  Quantitative Equity
11% Diversified Equity                       5%  Diversified Equity
9%  International Securities                 5%  International Securities
5%  Real Estate Securities                   5%  Real Estate Securities
2%  Special Growth                           1%  Emerging Markets
2%  Emerging Markets

Moderate Strategy Fund                       Conservative Strategy Fund


[PIE CHART]

25% Diversified Bond
16% Quantitative Equity
16% Diversified Equity
16% Multistrategy Bond
14% International Securities
5%  Real Estate Securities
5%  Special Growth
3%  Emerging Markets Equity


Balanced Strategy Fund

                           THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

    . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed- income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

    . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Underlying Funds' money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


              MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages. He also oversees certain other FRIC Funds as described below.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     . Randall Lert, who has been Chief Investment Officer since June 1989.

     . Mark Amberson, who has been a Portfolio Manager of FRIMCo since January
       1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

     . Randal Burge, who has been Director of Global Fixed Income since January
       2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

     . Jean Carter, who has been Director of Global Equities since January 2000.
       From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November
       2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January
       1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

     . James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
       Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James Jornlin, who has been a Portfolio Manager of FRIMCo since January
       2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

     . Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
       Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Symon Parish, who has been a Portfolio Manager of Russell Investment
       Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

     . Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January
       1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

     . James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

     . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

     . James Jornlin has primary responsibility for the management of the Tax-
       Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund through February 28, 2002.

     In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

     The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underyling Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underyling Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
                             OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

DIVERSIFIED EQUITY FUND
-----------------------

Investment     To provide income and capital growth by investing principally
Objective      in equity securities.

Principal      The Diversified Equity Fund invests primarily in common stocks
Investment     of medium and large capitalization companies, most of which are
Strategies     US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

               Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a

               Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND
-------------------

Investment     To maximize total return primarily through capital appreciation
Objective      and assuming a higher level of volatility than the Diversified
               Equity Fund.

Principal      The Special Growth Fund invests primarily in common stocks of
Investment     small and medium capitalization companies most of which are US
Strategies     based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------

Investment     To provide a total return greater than the total return of the
Objective      US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal      The Quantitative Equity Fund invests primarily in common stocks
Investment     of medium and large capitalization companies which are
Strategies     predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/ cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------

Investment     To provide favorable total return and additional diversification
Objective      for US investors.

Principal      The International Securities Fund invests primarily in equity
Investment     securities issued by companies domiciled outside the US and in
Strategies     depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND
---------------------

Investment     To provide effective diversification against equities and a
Objective      stable level of cash flow by investing in fixed-income
               securities.

Principal      The Diversified Bond Fund invests primarily in investment grade
Investment     fixed-income securities. In particular, the Fund holds debt
Strategies     securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The
               Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------

Investment     The preservation of capital and the generation of current income
Objective      consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal      The Short Term Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities issued
Strategies     or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND
-----------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Principal      The Multistrategy Bond Fund invests primarily in fixed-income
Investment     securities. In particular, the Fund holds debt securities
Strategies     issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations
               (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

               The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

               The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

               The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

               The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------

Investment     To generate a high level of total return through above average
Objective      current income while maintaining the potential for capital appreciation.

Principal      The Real Estate Securities Fund seeks to achieve its objective
Investment     by concentrating its investments in equity securities of
Strategies     issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

               The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

Investment     To provide maximum total return primarily through capital
Objective      appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal      The Emerging Markets Fund will primarily invest in equity
Investment     securities of companies that are located in countries with
Strategies     emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
               Europe.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

               The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

     The following table describes principal types of risks that the Funds and Underlying Funds are subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

     Risk Associated With:                Description                        Relevant Fund
Multi-Manager                 The investment styles employed by a            All Funds
Approach                      Fund's money managers may not be
                              complementary. The interplay of the            (All Underlying Funds)
                              various strategies employed by a Fund's
                              multiple money managers may result in a
                              Fund holding a concentration of certain
                              types of securities. This concentration
                              may be beneficial or detrimental to a
                              Fund's performance depending upon the
                              performance of those securities and the
                              overall economic environment. The
                              multi-manager approach could result in a
                              high level of portfolio turnover,
                              resulting in higher Fund brokerage
                              expenses and increased tax liability
                              from a Fund's realization of capital
                              gains.

Equity Securities             The value of equity securities will rise       Equity Aggressive Strategy
                              and fall in response to the activities         Aggressive Strategy
                              of the company that issued the stock,          Balanced Strategy
                              general market conditions and/or               Moderate Strategy
                              economic conditions.                           (Underlying Funds:
                                                                             Diversified Equity
                                                                             Special Growth
                                                                             Quantitative Equity
                                                                             International Securities
                                                                             Real Estate Securities
                                                                             Emerging Markets)

 . Value Stocks                Investments in value stocks are subject        Equity Aggressive Strategy
                              to risks that (i) their intrinsic values       Aggressive Strategy
                              may never be realized by the market or         Balanced Strategy
                              (ii) such stock may turn out not to have       Moderate Strategy
                              been undervalued.
                                                                             (Underlying Funds:
                                                                             Diversified Equity
                                                                             Special Growth
                                                                             Quantitative Equity
                                                                             International Securities)

 . Growth Stocks               Growth company stocks may provide              Equity Aggressive Strategy
                              minimal dividends which could                  Aggressive Strategy
                              otherwise cushion stock prices in a            Balanced Strategy
                              market decline. The value of growth            Moderate Strategy
                              company stocks may rise and fall
                              significantly based, in part, on               (Underlying Funds:
                              investors' perceptions of the company,         Diversified Equity
                              rather than on fundamental analysis of         Special Growth
                              the stocks.                                    International Securities)

 . Market-Oriented             Market-oriented investments are generally      Equity Aggressive Strategy
  Investments                 subject to the risks associated with growth    Aggressive Strategy
                              and value stocks.                              Balanced Strategy
                                                                             Moderate Strategy

                                                                             (Underlying Funds:
                                                                             Diversified Equity
                                                                             Special Growth
                                                                             Quantitative Equity
                                                                             International Securities)

 . Securities of Small         Investments in smaller companies may           Equity Aggressive Strategy
  Capitalization              involve greater risks because these            Aggressive Strategy
  Companies                   companies generally have a limited track       Balanced Strategy
                              record. Smaller companies often have           Moderate Strategy
                              narrower markets and more limited
                              managerial and financial resources than        (Underlying Fund:
                              larger, more established companies. As a       Special Growth)
                              result, their performance can be more
                              volatile, which may increase the
                              volatility of a Fund's portfolio.

Fixed-Income Securities       Prices of fixed-income securities rise         Balanced Strategy
                              and fall in response to interest rate          Moderate Strategy
                              changes. Generally, when interest rates        Conservative Strategy
                              rise, prices of fixed-income securities
                              fall. The longer the duration of the           (Underlying Funds:
                              security, the more sensitive the               Diversified Bond
                              security is to this risk. A 1% increase        Multistrategy Bond
                              in interest rates would reduce the value       Short Term Bond)
                              of a $100 note by approximately one
                              dollar if it had a one-year duration,
                              but would reduce its value by
                              approximately fifteen dollars if it had
                              a 15-year duration. There is also a risk
                              that one or more of the securities will
                              be downgraded in credit rating or go
                              into default. Lower-rated bonds
                              generally have higher credit risks.

 . Non-Investment              Although lower rated debt securities           Aggressive Strategy
  Grade Fixed-                generally offer a higher yield than            Balanced Strategy
  Income Securities           higher rated debt securities, they
                              involve higher risks. They are                 (Underlying Funds:
                              especially subject to:                         Multistrategy Bond
                                                                             Short Term Bond)
                                .  Adverse changes in general
                                   economic conditions and in the
                                   industries in which their
                                   issuers are engaged,

                                .  Changes in the financial
                                   condition of their issuers and

                                .  Price fluctuations in response
                                   to changes in interest rates.

                              As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.


International Securities      A Fund's return and net asset value may        Equity Aggressive Strategy
                              be significantly affected by political         Aggressive Strategy
                              or economic conditions and regulatory          Balanced Strategy
                              requirements in a particular country.
                              Non-US markets, economies and political        (Underlying Funds:
                              systems may be less stable than US             International Securities
                              markets, and changes in exchange rates         Multistrategy Bond
                              of foreign currencies can affect the           Emerging Markets
                              value of a Fund's foreign assets. Non-US       Short Term Bond)
                              laws and accounting standards typically
                              are not as strict as they are in the US
                              and there may be less public information
                              available about foreign companies.
                              Non-US securities markets may be less
                              liquid and have fewer transactions than
                              US securities markets. Additionally,
                              international markets may experience
                              delays and disruptions in securities
                              settlement procedures for a Fund's
                              portfolio securities.

 . Non-US Debt                 A Fund's non-US debt securities are            Aggressive Strategy
  Securities                  typically obligations of sovereign             Balanced Strategy
                              governments and corporations. These
                              securities are particularly subject to a       (Underlying Funds:
                              risk of default from political                 Multistrategy Bond
                              instability.                                   Short Term Bond)

 . Emerging Market             Investments in emerging or developing          (Underlying Fund:
  Countries                   markets involve exposure to economic           Emerging Markets)
                              structures that are generally less
                              diverse and mature, and to political
                              systems which have less stability than
                              those of more developed countries.
                              Emerging market securities are subject
                              to currency transfer restrictions and
                              may experience delays and disruptions in
                              securities settlement procedures for a
                              Fund's portfolio securities.


 . Instruments of US           Non-US corporations and banks issuing          Balanced Strategy
  and Foreign Banks           dollar denominated instruments in the US       Moderate Strategy
  and Branches and            are not necessarily subject to the same        Conservative Strategy
  Foreign                     regulatory requirements that apply to US
  Corporations,               corporations and banks, such as                (Underlying Funds:
  Including Yankee            accounting, auditing and recordkeeping         Diversified Bond
  Bonds                       standards, the public availability of          Multistrategy Bond
                              information and, for banks, reserve            Short Term Bond)
                              requirements, loan limitations and
                              examinations. This increases the
                              possibility that a non-US corporation or
                              bank may become insolvent or otherwise
                              unable to fulfill its obligations on
                              these instruments.

Derivatives (e.g. Futures     If a Fund incorrectly forecasts interest       Balanced Strategy
Contracts, Options on         rates in using derivatives, the Fund           Moderate Strategy
Futures, Interest Rate        could lose money. Price movements of a         Conservative Strategy
Swaps)                        futures contract, option or structured
                              note may not be identical to price             (Underlying Funds:
                              movements of portfolio securities or a         Diversified Bond
                              securities index resulting in the risk         Multistrategy Bond
                              that, when a Fund buys a futures               Short Term Bond)
                              contract or option as a hedge, the hedge
                              may not be completely effective.

Real Estate Securities        Just as real estate values go up and           (Underlying Fund:
                              down, the value of the securities of           Real Estate Securities)
                              companies involved in the industry, and
                              in which a Fund invests, also
                              fluctuates. A Fund that invests in real
                              estate securities is also subject to the
                              risks associated with direct ownership
                              of real estate. Additional risks include
                              declines in the value of real estate,
                              changes in general and local economic
                              conditions, increases in property taxes
                              and changes in tax laws and interest
                              rates. The value of securities of
                              companies that service the real estate
                              industry may also be affected by such
                              risks.

 . REITs                       REITs may be affected by changes in the        (Underlying Fund:
                              value of the underlying properties owned       Real Estate Securities)
                              by the REITs and by the quality of any
                              credit extended. Moreover, the
                              underlying portfolios of REITs may not
                              be diversified, and therefore are
                              subject to the risk of financing a
                              single or a limited number of projects.
                              REITs are also dependent upon management
                              skills and are subject to heavy cash
                              flow dependency, defaults by borrowers,
                              self-liquidation and the possibility of
                              failing either to qualify for tax-free
                              pass through of income under federal tax
                              laws or to maintain their exemption from
                              certain federal securities laws.

Municipal Obligations         Municipal obligations are affected by          Balanced Strategy
                              economic, business or political                Moderate Strategy
                              developments. These securities may be          Conservative Strategy
                              subject to provisions of litigation,
                              bankruptcy and other laws affecting            (Underlying Funds:
                              the rights and remedies of creditors,          Diversified Bond
                              or may become subject to future laws           Multistrategy Bond
                              extending the time for payment of              Short Term Bond)
                              principal and/or interest, or limiting
                              the rights of municipalities to levy
                              taxes.


Repurchase Agreements         Under a repurchase agreement, a bank or        (Underlying Funds:
                              broker sells securities to a Fund and          Diversified Bond
                              agrees to repurchase them at the Fund's        Short Term Bond
                              cost plus interest. If the value of the        Multistrategy Bond)
                              securities declines and the bank or
                              broker defaults on its repurchase
                              obligation, a Fund could incur a loss.


Exposing Liquidity            By exposing its liquidity reserves to          All Funds
Reserves to Equity            the equity market, principally by use of
Markets                       equity futures, a Fund's performance           (Underlying Funds:
                              tends to correlate more closely to the         Diversified Equity
                              performance of the market as a whole.          Special Growth
                              However, the market performance of             Quantitative Equity
                              equity futures may not correlate               International Securities
                              precisely to the performance of the            Real Estate Securities)
                              stock market. This approach increases a
                              Fund's performance if equity markets
                              rise and reduces a Fund's performance if
                              equity markets decline.

Securities Lending            If a borrower of a Fund's securities           (All Underlying Funds)
                              fails financially, the Fund's recovery
                              of the loaned securities may be delayed
                              or the Fund may lose its rights to the
                              collateral which could result in a loss
                              to a Fund.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

     In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                      TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                          HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

     The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

     Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges, the net asset value of the Fund's and the Underlying Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     The Funds offer multiple Classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.

          Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

          Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

          Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

          Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.

                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     For Class D Shares, there is a $250,000 required minimum investment for each account in each Fund.

     Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     Financial Intermediaries may charge their customers a fee for providing investment-related services.

     Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation with respect to Class D Shares of the Funds.

Paying for Shares

     You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

     Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

     For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

     You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

     You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

     You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

     Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

By Mail or Telephone

     Through your Financial Intermediary, you may exchange Shares of any Fund you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

     Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

     You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

     The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

By Check

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:
     A description of the request
     The name of the Fund(s)
     The class of shares, if applicable
     The account number(s)
     The amount of money or number of shares being purchased, exchanged, transferred or redeemed
     The name(s) on the account(s)
     The signature(s) of all registered account owners
     For exchanges, the name of the Fund you are exchanging into Your daytime telephone number

Signature Requirements Based on Account Type

   Account Type               Requirements for Written Requests

Individual, Joint Tenants,    Written instructions must be signed
Tenants in Common             by each shareholder, exactly as
                              the names appear in the account
                              registration.

UGMA or UTMA (custodial       Written instructions must be signed
accounts for minors)          by the custodian in his/her
                              capacity as it appears in the account
                              registration.

Corporation, Association      Written instructions must be signed
                              by authorized person(s), stating
                              his/her capacity as indicated by
                              corporate resolution to act on the
                              account and a copy of the corporate
                              resolution, certified within the
                              past 90 days, authorizing the signer
                              to act.

Estate, Trust, Pension,       Written instructions must be signed
Profit Sharing Plan           by all trustees. If the name of
                              the trustee(s) does not appear in
                              the account registration, please
                              provide a copy of the trust document
                              certified within the last 60 days.

Joint tenancy shareholders    Written instructions must be signed
whose co-tenants are          by the surviving tenant(s). A
deceased                      certified copy of the death certificate
                              must accompany the request.

Signature Guarantee

     Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.


                               ACCOUNT POLICIES

Third Party Transactions

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

     For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. The information in the following tables represents the Financial Highlights for the Funds' Class D Shares for the periods shown.

Conservative Strategy Fund--Class D Shares



                                                                                                            Year Ended December 31,
                                                                                                           ------------------------
                                                                                               2000*          1999          1998**
                                                                                            ----------     ----------     ---------
Net Asset Value, Beginning of Period ...................................................    $    10.16     $    10.25     $   10.20
                                                                                            ----------     ----------     ---------
Income From Operations
   Net investment income (loss)(a)(b) ..................................................           .33            .44           .32
   Net realized and unrealized gain (loss)  ............................................           .09            .08           .06
                                                                                            ----------     ----------     ---------
     Total income from operations ......................................................           .42            .52           .38
                                                                                            ----------     ----------     ---------
Distributions
   From net investment income ..........................................................          (.37)          (.56)         (.33)
   From net realized gain ..............................................................            --           (.05)           --
                                                                                            ----------     ----------     ---------
     Total distributions ...............................................................          (.37)          (.61)         (.33)
                                                                                            ----------     ----------     ---------
Net Asset Value, End of Period .........................................................    $    10.21     $    10.16     $   10.25
                                                                                            ==========     ==========     =========

Total Return (%) (c) ...................................................................          4.20           5.18          3.77

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............................................         1,162          1,001           618
   Ratios to average net assets (%):
     Operating Expenses, net (d) .......................................................           .50            .50           .50
     Operating Expenses, gross (d) .....................................................           .75            .75          1.73
     Net investment income (loss) (c) ..................................................          3.27           4.24          3.09

   Portfolio turnover rate (%) .........................................................         53.89         125.01        169.79

*    For the ten months ended October 31, 2000.

**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.

(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class D Shares


                                                                                                            Year Ended December 31,
                                                                                                           ------------------------
                                                                                               2000*          1999          1998**
                                                                                            ----------     ----------     ---------
Net Asset Value, Beginning of Period ...................................................    $    10.49     $    10.15     $   10.18
                                                                                            ----------     ----------     ---------
Income From Operations
   Net investment income (loss)(a)(b) ..................................................           .28            .33           .26
   Net realized and unrealized gain (loss)  ............................................          (.02)           .50           .09
                                                                                            ----------     ----------     ---------
     Total income from operations ......................................................           .26            .83           .35
                                                                                            ----------     ----------     ---------
Distributions
   From net investment income ..........................................................          (.31)          (.40)         (.37)
   From net realized gain ..............................................................          (.20)          (.09)         (.01)
                                                                                            ----------     ----------     ---------
     Total distributions ...............................................................          (.51)          (.49)         (.38)
                                                                                            ----------     ----------     ---------
Net Asset Value, End of Period .........................................................    $    10.24     $    10.49     $   10.15
                                                                                            ==========     ==========     =========

Total Return (%) (c) ...................................................................          2.65           8.40          3.57

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............................................         3,157          1,367         1,780
   Ratios to average net assets (%):
     Operating Expenses, net (d) .......................................................           .50           .50            .50
     Operating Expenses, gross (d) .....................................................           .75           .75           1.01
     Net investment income (c) .........................................................          2.66          3.28           2.65

   Portfolio turnover rate (%) .........................................................         39.55        120.04         175.58

*    For the ten months ended October 31, 2000.
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class D Shares


                                                                                                            Year Ended December 31,
                                                                                                           ------------------------
                                                                                               2000*          1999          1998**
                                                                                            ----------     ----------     ---------
Net Asset Value, Beginning of Period ...................................................    $    10.77     $    10.13     $   10.22
                                                                                            ----------     ----------     ---------
Income From Operations
   Net investment income (loss)(a)(b) ..................................................           .17            .30           .24
   Net realized and unrealized gain (loss)  ............................................          (.09)           .84           .09
                                                                                            ----------     ----------     ---------
     Total income from operations ......................................................           .08           1.14           .31
                                                                                            ----------     ----------     ---------
Distributions
   From net investment income ..........................................................          (.28)          (.38)         (.37)
   From net realized gain ..............................................................          (.32)          (.12)         (.03)
                                                                                            ----------     ----------     ---------
     Total distributions ...............................................................          (.60)          (.50)         (.40)
                                                                                            ----------     ----------     ---------
Net Asset Value, End of Period .........................................................    $    10.25     $    10.77      $  10.13
                                                                                            ==========     ==========     =========

Total Return (%) (c) ...................................................................           .84          11.64          3.23

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............................................        17,296          9,075         4,953
   Ratios to average net assets (%):
     Operating Expenses, net (d) .......................................................           .50            .50           .50
     Operating Expenses, gross (d) .....................................................           .75            .75           .86
     Net investment income (c) .........................................................          1.67           3.07          2.46

   Portfolio turnover rate (%) .........................................................         31.70          64.63         78.85

*    For the ten months ended October 31, 2000.
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class D Shares


                                                                                                            Year Ended December 31,
                                                                                                           ------------------------
                                                                                               2000*          1999          1998**
                                                                                            ----------     ----------     ---------
Net Asset Value, Beginning of Period ...................................................    $    11.20     $     9.95     $   10.09
                                                                                            ----------     ----------     ---------
Income From Operations
   Net investment income (loss)(a)(b) ..................................................           .09            .15           .13
   Net realized and unrealized gain (loss)  ............................................          (.28)          1.57          (.05)
                                                                                            ----------     ----------     ---------
     Total income from operations ......................................................          (.19)          1.72           .08
                                                                                            ----------     ----------     ---------
Distributions
   From net investment income ..........................................................          (.22)          (.31)         (.21)
   From net realized gain ..............................................................          (.38)          (.16)         (.01)
                                                                                            ----------     ----------     ---------
     Total distributions ...............................................................          (.60)          (.47)         (.22)
                                                                                            ----------     ----------     ---------
Net Asset Value, End of Period .........................................................    $    10.41     $    11.20     $    9.95
                                                                                            ==========     ==========     =========

Total Return (%) (c) ...................................................................         (1.72)         17.69           .96

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............................................        12,628          6,096         3,649
   Ratios to average net assets (%):
     Operating Expenses, net (d) .......................................................           .50            .50           .50
     Operating Expenses, gross (d) .....................................................           .75            .75           .93
     Net investment income (c) .........................................................           .81           1.48          1.35

   Portfolio turnover rate (%) .........................................................         40.57          71.44         93.08

*    For the ten months ended October 31, 2000.
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class D Shares


                                                                                                            Year Ended December 31,
                                                                                                           ------------------------
                                                                                               2000*          1999          1998**
                                                                                            ----------     ----------     ---------
Net Asset Value, Beginning of Period ...................................................    $    11.43     $     9.81     $    9.92
                                                                                            ----------     ----------     ---------
Income From Operations
   Net investment income (loss)(a)(b)*** ...............................................            --            .06           .01
   Net realized and unrealized gain (loss)  ............................................          (.34)          2.01           .10
                                                                                            ----------     ----------     ---------
     Total income from operations ......................................................          (.34)          2.07           .11
                                                                                            ----------     ----------     ---------
Distributions
   From net investment income ..........................................................          (.15)          (.29)         (.17)
   From net realized gain ..............................................................          (.61)          (.16)         (.05)
                                                                                            ----------     ----------     ---------
     Total distributions ...............................................................          (.76)          (.45)         (.22)
                                                                                            ----------     ----------     ---------
Net Asset Value, End of Period .........................................................    $    10.33     $    11.43     $    9.81
                                                                                            ==========     ==========     =========

Total Return (%) (c) ...................................................................         (2.90)         21.58          1.17

Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ............................................        12,592          3,732         4,923
   Ratios to average net assets (%):
     Operating Expenses, net (d) .......................................................           .50            .50           .50
     Operating Expenses, gross (d) .....................................................           .75            .75           .89
     Net investment income (c) .........................................................           .01            .64           .01

   Portfolio turnover rate (%) .........................................................         58.41          76.20         73.95


*    For the ten months ended October 31, 2000.
**   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
***  Less than $.01 per share for the period ended October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Funds invest.

                            Diversified Equity Fund

     Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000, Minneapolis, MN 55402.

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit,

     767 Fifth Avenue, New York, NY 10153-0185.

     Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

     Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA
02116-3741.

     Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

     Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI 53051.

     Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY 10019.

     Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                           Quantitative Equity Fund

     Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105.

     Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

     J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                              Special Growth Fund

     CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

     GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

     Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

     Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA 98101.

     TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036.

     Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                          Real Estate Securities Fund

     AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.

     Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

     Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, 2nd Floor, Chicago, IL 60603.

                         International Securities Fund

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

     Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-2703.

     Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA 02109.

     J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

     Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

     The Boston Company Asset Management, LLC., One Boston Place, 14th Floor, Boston, MA 02108-4402.

                             Emerging Markets Fund

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

     Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

     Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

     Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

     Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th Floor, New York, NY 10019.

                             Diversified Bond Fund

     Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

     Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                            Multistrategy Bond Fund

     Lazard Asset Management (a division of Lazard Fieres & Company LLC), 30 Rockefeller Plaza, New York, NY 10112-6300.

     Miller, Anderson & Sherrerd, LLP, One Tower Bridge, W. Conshohocken, PA 19428-2899.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

     Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                             Short Term Bond Fund

     BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY 10154.

     Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

     STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authoriz ed anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the U nderlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge.

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investment is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class D Shares:
    Conservative Strategy Fund
    Moderate Strategy Fund
    Balanced Strategy Fund
    Aggressive Strategy Fund
    Equity Aggressive Strategy Fund



[LOGO OF FRANK RUSSELL COMPANY]     Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-058 (0301)

                                                FRANK RUSSELL INVESTMENT COMPANY

-------------------
LIFEPOINTS(R) FUNDS
-------------------


LifePoints(R) Funds

PROSPECTUS
CLASS C SHARES:
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND

MARCH 1, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               Table of Contents

Risk/Return Summary .............................................................................    1
   Investment Objective .........................................................................    1
   Principal Investment Strategies ..............................................................    2
   Principal Risks ..............................................................................    3
   Performance ..................................................................................    4
   Fees and Expenses ............................................................................   10
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ..........................   16
Management of the Underlying Funds ..............................................................   17
The Money Managers for the Underlying Funds .....................................................   20
Investment Objective and Principal Investment Strategies of the Underlying Funds ................   21
Risks ...........................................................................................   34
Dividends and Distributions .....................................................................   39
Taxes ...........................................................................................   39
How Net Asset Value is Determined ...............................................................   40
Distribution and Shareholder Servicing Arrangements .............................................   41
How to Purchase Shares ..........................................................................   41
Exchange Privilege ..............................................................................   43
How to Redeem Shares ............................................................................   44
Payment of Redemption Proceeds ..................................................................   45
Written Instructions ............................................................................   46
Account Policies ................................................................................   47
Financial Highlights ............................................................................   48
Money Manager Information .......................................................................   54

                              RISK/RETURN SUMMARY

                             Investment Objective

Conservative         seeks to achieve moderate total rate of return through low
Strategy Fund        capital appreciation and reinvestment of a high level of
                     current income.

Moderate             seeks to achieve moderate long-term capital appreciation
Strategy Fund        with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

Balanced             seeks to achieve a moderate level of current income and,
Strategy Fund        over time, above-average capital appreciation with moderate risk.

Aggressive           seeks to achieve high, long-term capital appreciation with
Strategy Fund        low current income, while recognizing the possibility of
                     substantial fluctuations in year-to-year market values.

Equity               seeks to achieve high, long-term capital appreciation,
Aggressive           while recognizing the possibility of high fluctuations in
Strategy Fund        year-to-year market values.

                        Principal Investment Strategies

     Each of the Frank Russell Investment Company Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                                                        Equity
                                                    Conservative   Moderate    Balanced  Aggressive   Aggressive
                                                      Strategy     Strategy    Strategy   Strategy     Strategy
Underlying Fund                                         Fund         Fund        Fund       Fund         Fund
---------------                                         ----         ----        ----       ----         ----
Diversified Equity Fund . . . . . . . . . . . . . . . .  5%           11%         16%        21%          30%
Special Growth Fund . . . . . . . . . . . . . . . . . . --             2%          5%        11%          10%
Quantitative Equity Fund . . . . . . . . . . . . . . .   6%           11%         16%        21%          30%
International Securities Fund . . . . . . . . . . . . .  5%            9%         14%        19%          20%
Diversified Bond Fund . . . . . . . . . . . . . . . . . 18%           27%         25%        --           --
Short Term Bond Fund . . . . . . . . . . . . . . . . .  60%           33%         --         --           --
Multistrategy Bond Fund . . . . . . . . . . . . . . . . --            --          16%        18%          --
Real Estate Securities Fund . . . . . . . . . . . . . .  5%            5%          5%         5%           5%
Emerging Markets Fund . . . . . . . . . . . . . . . . .  1%            2%          3%         5%           5%

     Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                Principal Risks

 You should consider the following factors before investing in a Fund:

   . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

   . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

   . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

   . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".

   . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

   . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                  Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for one year and since the beginning of operations of such Fund compare with the returns of certain indexes that measure broad market performance.

     The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.

     Past performance is no indication of future results.

                           Conservative Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class C

                                 1998   7.70%
                                 1999   4.77%
                                 2000   5.14%

                       Best Quarter:     3.56%   (1Q/98)
                       Worst Quarter:  (0.86)%   (3Q/98)


Average annual total returns                                                                             Since
for the periods ended December 31, 2000                                                       1 Year    Inception*
---------------------------------------                                                       ------    ----------
Conservative Strategy Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .       5.14%       5.96%

Merrill Lynch 1-2.99 Year Treasury Index . . . . . . . . . . . . . . . . . . . . . . . .       8.00%       8.77%

Lehman Brothers Aggregate Bond Index . . . . . . . . . . . . . . . . . . . . . . . . . .      11.63%       6.88%

Conservative Strategy Composite Index# . . . . . . . . . . . . . . . . . . . . . . . . .       6.19%       5.81%

*      Commenced operations by issuing Class E Shares on November 7, 1997.
# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

                            Moderate Strategy Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                 1998   10.19%
                                 1999    8.03%
                                 2000    2.40%

                        Best Quarter:    6.73%  (4Q/98)
                        Worst Quarter:  (3.82)% (3Q/98)

Average annual total returns                                                                               Since
for the periods ended December 31, 2000                                                       1 Year     Inception*
---------------------------------------                                                       ------     ----------
Moderate Strategy Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2.40%         5.96%

Merrill Lynch 1-2.99 Year Treasury Index . . . . . . . . . . . . . . . . . . . . . . . .       8.00%         8.77%

Lehman Brothers Aggregate Bond Index . . . . . . . . . . . . . . . . . . . . . . . . . .      11.63%        10.88%

Russell 1000(R)Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (7.79)%       16.60%

Moderate Strategy Composite Index# . . . . . . . . . . . . . . . . . . . . . . . . . . .       4.15%         6.41%

*      Commenced operations by issuing Class E Shares on October 2, 1997.
# The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

                             Balanced Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class C

                                 1998   11.66%
                                 1999   10.94%
                                 2000  (0.33)%

                       Best Quarter:     10.49% (4Q/98)
                       Worst Quarter:   (7.20)% (3Q/98)

Average annual total returns                                                                               Since
for the periods ended December 31, 2000                                                      1 Year      Inception*
---------------------------------------                                                      ------      ----------
Balanced Strategy Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.33)%         6.91%

Lehman Brothers Aggregate Bond Index . . . . . . . . . . . . . . . . . . . . . . . . .        11.63%        10.88%

Russell 1000(R)Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (7.79)%        14.69%

Salomon Smith Barney BMI Ex-US Index . . . . . . . . . . . . . . . . . . . . . . . . .      (12.04)%           --

Balanced Strategy Composite Index# . . . . . . . . . . . . . . . . . . . . . . . . . .         2.03%         6.93%

*      Commenced operations by issuing Class E Shares on September 16, 1997.
# The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

                            Aggressive Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class C

                                 1998   11.69%
                                 1999   17.95%
                                 2000  (4.60)%

                        Best Quarter:   14.33%  (4Q/98)
                        Worst Quarter: (11.63)% (3Q/98)

Average annual total returns                                                                               Since
for the periods ended December 31, 2000                                                      1 Year      Inception*
---------------------------------------                                                      ------      ----------
Aggressive Strategy Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .       (4.60)%         6.83%

Russell 1000(R)Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (7.79)%        16.60%

Salomon Smith Barney BMI Ex-US Index . . . . . . . . . . . . . . . . . . . . . . . . .      (12.04)%           --

Lehman Brothers Aggregate Bond Index . . . . . . . . . . . . . . . . . . . . . . . . .        11.63%        10.88%

Aggressive Strategy Composite Index# . . . . . . . . . . . . . . . . . . . . . . . . .       (1.44)%         7.12%

*      Commenced operations by issuing Class E Shares on September 16, 1997.
# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                        Equity Aggressive Strategy Fund

                              Annual Total Returns
                        (for the years ended December 31)
                                     Class C

                                 1998   13.75%
                                 1999   21.14%
                                 2000  (7.53)%

                        Best Quarter:   17.51%  (4Q/98)
                        Worst Quarter: (13.85)% (3Q/98)

Average annual total returns                                                                               Since
for the periods ended December 31, 2000                                                      1 Year      Inception*
---------------------------------------                                                      ------      ----------
Equity Aggressive Strategy Fund Class C  . . . . . . . . . . . . . . . . . . . . . . .       (7.53)%         6.90%

Russell 1000(R)Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (7.79)%        16.60%

Salomon Smith Barney BMI Ex-US Index . . . . . . . . . . . . . . . . . . . . . . . . .      (12.04)%           --

Equity Aggressive Strategy Composite Index#  . . . . . . . . . . . . . . . . . . . . .       (3.23)%         7.47%

*      Commenced operations by issuing Class E Shares on September 30, 1997.
# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                                Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                Shareholder Fees
                   (fees paid directly from your investment)

                                                              Maximum Sales
                                               Maximum Sales  Charge (Load)    Maximum
                                               Charge (Load)   Imposed on    Deferred Sales
                                                Imposed on     Reinvested       Charge       Redemption  Exchange
                                                Purchases      Dividends        (Load)          Fees       Fees
                                                ---------      ---------        ------          ----       ----

All Funds, Class C . . . . . . . . . . . . . .     None           None           None           None       None

                        Annual Fund Operating Expenses##
                 (expenses that were deducted from Fund assets)
                                (% of net assets)

                                                                                Other
                                                                               Expenses
                                                                              (reflecting    Total Gross     Total Net
                                                                 Shareholder  Annual Fund    Fee Waivers    Annual Fund
                                       Advisory   Distribution    Servicing    Operating     and Expense     Operating
                                         Fee     (12b-1)Fees***     Fees       Expenses     Reimbursement#    Expenses*
                                         ---     --------------     ----       --------     --------------   ----------

Class C Shares**
   Conservative Strategy Fund . . . .    0.20%        0.75%         0.25%        1.20%         (0.20)%          1.00%
   Moderate Strategy Fund . . . . . .    0.20%        0.75%         0.25%        1.20%         (0.20)%          1.00%
   Balanced Strategy Fund . . . . . .    0.20%        0.75%         0.25%        1.20%         (0.20)%          1.00%
   Aggressive Strategy Fund . . . . .    0.20%        0.75%         0.25%        1.20%         (0.20)%          1.00%
   Equity Aggressive Strategy Fund. .    0.20%        0.75%         0.25%        1.20%         (0.20)%          1.00%

* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

# FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary . You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Direct Expenses

     No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

     A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.

Indirect Expenses

     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2000).

     As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.

                                                                                        Total Net Operating
Underlying Fund (Class S Shares)                                                           Expense Ratios
--------------------------------                                                           --------------
Diversified Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.94%
Special Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.21%
Quantitative Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          0.92%
International Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.29%
Diversified Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.62%
Short Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          0.52%
Multistrategy Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.87%
Real Estate Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.16%
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.92%

     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                                                                    Class C
                                                                                                    -------
Conservative Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.67%
Moderate Strategy Fund       . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.78%
Balanced Strategy Fund       . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.95%
Aggressive Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2.08%
Equity Aggressive Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.09%

     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                          1 Year     3 Years     5 Years     10 Years
                                                          ------     -------     -------     --------
Class C Shares
   Conservative Strategy Fund                               $170       $568      $   992      $2,174
   Moderate Strategy Fund                                    181        602        1,049       2,291
   Balanced Strategy Fund                                    198        654        1,136       2,467
   Aggressive Strategy Fund                                  211        693        1,202       2,600
   Equity Aggressive Strategy Fund                           212        696        1,207       2,610

                        SUMMARY COMPARISON OF THE FUNDS

     The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:

                                                           Capital                           Possibility of
                       Fund                              Appreciation         Income          Fluctuation
----------------------------------------------------   ----------------   --------------   ------------------
Conservative Strategy Fund . . . . . . . . . . . . .   Low                High             Low
Moderate Strategy Fund . . . . . . . . . . . . . . .   Moderate           High             Moderate
Balanced Strategy Fund . . . . . . . . . . . . . . .   Moderate           Moderate         Moderate
Aggressive Strategy Fund . . . . . . . . . . . . . .   High               Low              High
Equity Aggressive Strategy Fund. . . . . . . . . . .   High               Low              High

The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

[PIE CHART]

30% Quantitative Equity
30% Diversified Equity
20% International Securities
10% Special Growth
 5% Emerging Markets
 5% Real Estate Securities

Equity Aggressive Strategy Fund

[PIE CHART]

33% Short Term Bond
27% Diversified Bond
11% Quantitative Equity
11% Diversified Equity
 9% International Securities
 5% Real Estate Securities
 2% Special Growth
 2% Emerging Markets

Moderate Strategy Fund

[PIE CHART]

25% Diversified Bond
16% Quantitative Equity
16% Diversified Equity
16% Multistrategy Bond
14% International Securities
 5% Real Estate Securities
 5% Special Growth
 3% Emerging Markets

Balanced Strategy Fund

[PIE CHART]

21% Quantitative Equity
21% Diversified Equity
19% International Securities
18% Multistrategy Bond
11% Special Growth
 5% Real Estate Securities
 5% Emerging Markets

Aggressive Strategy Fund

60% Short Term Bond
18% Diversified Bond
 6% Quantitative Equity
 5% Diversified Equity
 5% International Securities
 5% Real Estate Securities
 1% Emerging Markets

Conservative Strategy Fund

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

       Three functions form the core of Russell's consulting services:

       . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

       . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed- income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

       . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

       When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

       The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

       Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

       Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

       The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

       By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

       Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

       Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Underlying Funds' money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                      MANAGEMENT OF THE UNDERLYING FUNDS

       The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

       Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

       Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

       FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

       James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages. He also oversees certain other FRIC Funds as described below.

       FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

       .  Randall Lert, who has been Chief Investment Officer since June 1989.

       . Mark Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

       . Randal Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

       . Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

       . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

       . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

       . James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

       . James Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

       . Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

       . Symon Parish, who has been a Portfolio Manager of Russell Investment Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

       . Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

       The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

       . Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

       . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

       . James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

       . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

       . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

       . James Jornlin has primary responsibility for the management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

       The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund through February 28, 2002.

       In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

       The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

                 THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

       Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

       Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
                             OF THE UNDERLYING FUNDS

       The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

DIVERSIFIED EQUITY FUND
-----------------------

Investment           To provide income and capital growth by investing
Objective            principally in equity securities.

Principal            The Diversified Equity Fund invests primarily in common
Investment           stocks of medium and large capitalization companies, most
Strategies           of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                     . Value Style emphasizes investments in equity securities
                       of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                     Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND
-------------------

Investment           To maximize total return primarily through capital
Objective            appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

Principal            The Special Growth Fund invests primarily in common stocks
Investment           of small and medium capitalization companies most of which
Strategies           are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                     . Value Style emphasizes investments in equity securities
                       of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------

Investment           To provide a total return greater than the total return of
Objective            the US stock market (as measured by the Russell 1000(R)
                     Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

Principal            The Quantitative Equity Fund invests primarily in common
Investment           stocks of medium and large capitalization companies which
Strategies           are predominately US based. While market capitalization
                     changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                     1000 companies in the US.

                     The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                     The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/ cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------

Investment           To provide favorable total return and additional
Objective            diversification for US investors.

Principal            The International Securities Fund invests primarily in
Investment           equity securities issued by companies domiciled outside
Strategies           the US and indepository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world
                     (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.
                     Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to

                     "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                     . Value Style emphasizes investments in equity securities
                       of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND
---------------------

Investment           To provide effective diversification against equities and a
Objective            stable level of cash flow by investing in fixed-income
                     securities.

Principal            The Diversified Bond Fund invests primarily in investment
Investment           grade fixed-income securities. In particular, the Fund
Strategies           holds debt securities issued or guaranteed by the US
                     government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                     The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed- income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------

Investment           The preservation of capital and the generation of current
Objective            income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Principal            The Short Term Bond Fund invests primarily in fixed-income
Investment           securities. In particular, the Fund holds debt securities
Strategies           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                     A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                     The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed- income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND
-----------------------

Investment           To provide maximum total return primarily through capital
Objective            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from broad fixed- income market portfolios.

Principal            The Multistrategy Bond Fund invests primarily in
Investment           fixed-income securities. In particular, the Fund holds debt
Strategies           securities issued or guaranteed by the US government and,
                     to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar- denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).
                     A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with its own expertise in the fixed- income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------

Investment           To generate a high level of total return through above
Objective            average current income while maintaining the potential for capital appreciation.

Principal            The Real Estate Securities Fund seeks to achieve its
Investment           objective by concentrating its investments in equity
Strategies           securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

Investment           To provide maximum total return primarily through capital
Objective            appreciation and by assuming a higher level of volatility
                     than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

Principal            The Emerging Markets Fund will primarily invest in equity
Investment           securities of companies that are located in countries with
Strategies           emerging markets or that derive a majority of their
                     revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

                     The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                     The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                     Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                     A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                PRINCIPAL RISKS

       The following table describes principal types of risks the Funds and Underlying Funds are subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Funds or Underlying Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


Risk Associated With:      Description                                            Relevant Fund

Multi-Manager              The investment styles employed by a Fund's money       All Funds
Approach                   managers may not be complementary. The interplay
                           of the various strategies employed by a Fund's         (All Underlying Funds)
                           multiple money managers may result in a Fund
                           holding a concentration of certain types of securities.
                           This concentration may be beneficial or detrimental
                           to a Fund's performance depending upon the
                           performance of those securities and the overall
                           economic environment. The multi-manager
                           approach could result in a high level of portfolio
                           turnover, resulting in higher Fund brokerage
                           expenses and increased tax liability from a Fund's
                           realization of capital gains.

Equity Securities          The value of equity securities will rise and fall in   Equity Aggressive Strategy
                           response to the activities of the company that issued  Aggressive Strategy
                           the stock, general market conditions and/or            Balanced Strategy
                           economic conditions.                                   Moderate Strategy

                                                                                  (Underlying Funds:
                                                                                  Diversified Equity
                                                                                  Special Growth
                                                                                  Quantitative Equity
                                                                                  International Securities
                                                                                  Real Estate Securities
                                                                                  Emerging Markets)

     .  Value Stocks       Investments in value stocks are subject to risks that  Equity Aggressive Strategy
                           (i) their intrinsic values may never be realized by    Aggressive Strategy
                           the market or (ii) such stock may turn out not to      Balanced Strategy
                           have been undervalued.                                 Moderate Strategy

                                                                                  (Underlying Funds:
                                                                                  Diversified Equity
                                                                                  Special Growth
                                                                                  Quantitative Equity
                                                                                  International Securities)

    .  Growth Stocks       Growth company stocks may provide minimal              Equity Aggressive Strategy
                           dividends which could otherwise cushion stock          Aggressive Strategy
                           prices in a market decline. The value of growth        Balanced Strategy
                           company stocks may rise and fall significantly         Moderate Strategy
                           based, in part, on investors' perceptions of the
                           company, rather than on fundamental analysis of the    (Underlying Funds:
                           stocks.                                                Diversified Equity
                                                                                  Special Growth
                                                                                  International Securities)

    .  Market-Oriented     Market-oriented investments are generally subject to   Equity Aggressive Strategy
       Investments         the risks associated with growth and value stocks.     Aggressive Strategy
                                                                                  Balanced Strategy
                                                                                  Moderate Strategy

                                                                                  (Underlying Funds:
                                                                                  Diversified Equity
                                                                                  Special Growth
                                                                                  Quantitative Equity
                                                                                  International Securities)

    .  Securities of Small Investments in smaller companies may involve           Equity Aggressive Strategy
       Capitalization      greater risks because these companies generally        Aggressive Strategy
       Companies           have a limited track record. Smaller companies often   Balanced Strategy
                           have narrower markets and more limited managerial      Moderate Strategy
                           and financial resources than larger, more established
                           companies. As a result, their performance can be       (Underlying Fund
                           more volatile, which may increase the volatility of a  Special Growth)
                           Fund's portfolio.

Fixed-Income Securities    Prices of fixed-income securities rise and fall in     Balanced Strategy
                           response to interest rate changes. Generally, when     Moderate Strategy
                           interest rates rise, prices of fixed-income securities Conservative Strategy fall. The longer the duration of the security, the
                           more sensitive the security is to this risk. A 1%      (Underlying Funds:
                           increase in interest rates would reduce the value of   Diversified Bond
                           a $100 note by approximately one dollar if it had a    Multistrategy Bond
                           one-year duration, but would reduce its value by       Short Term Bond)
                           approximately fifteen dollars if it had a 15-year
                           duration. There is also a risk that one or more of the
                           securities will be downgraded in credit rating or go
                           into default. Lower-rated bonds generally have
                           higher credit risks.

    .  Non-Investment      Although lower rated debt securities generally offer    Aggressive Strategy
       Grade Fixed-        a higher yield than higher rated debt securities, they  Balanced Strategy
       Income Securities   involve higher risks. They are especially subject to:
                                                                                   (Underlying Funds:
                               . Adverse changes in general economic               Multistrategy Bond
                               conditions and in the industries in which their     Short Term Bond)
                               issuers are engaged,

                               . Changes in the financial condition of their issuers and

                               . Price fluctuations in response to changes in interest rates.

                           As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

International Securities   A Fund's return and net asset value may be             Equity Aggressive Strategy
                           significantly affected by political or economic        Aggressive Strategy
                           conditions and regulatory requirements in a            Balanced Strategy
                           particular country. Non-US markets, economies and
                           political systems may be less stable than US           (Underlying Funds:
                           markets, and changes in exchange rates of foreign      International Securities
                           currencies can affect the value of a Fund's foreign    Multistrategy Bond
                           assets. Non-US laws and accounting standards           Emerging Markets
                           typically are not as strict as they are in the US and  Short Term Bond)
                           there may be less public information available about
                           foreign companies. Non-US securities markets may
                           be less liquid and have fewer transactions than US
                           securities markets. Additionally, international
                           markets may experience delays and disruptions in
                           securities settlement procedures for a Fund's
                           portfolio securities.

    .  Non-US Debt         A Fund's non-US debt securities are typically          Aggressive Strategy
       Securities          obligations of sovereign governments and               Balanced Strategy
                           corporations. These securities are particularly
                           subject to a risk of default from political            (Underlying Funds:
                           instability.                                           Multistrategy Bond
                                                                                  Short Term Bond)

    .  Emerging Market     Investments in emerging or developing markets          (Underlying Fund:
       Countries           involve exposure to economic structures that are       Emerging Markets)
                           generally less diverse and mature, and to political
                           systems which have less stability than those of more
                           developed countries. Emerging market securities are
                           subject to currency transfer restrictions and may
                           experience delays and disruptions in securities
                           settlement procedures for a Fund's portfolio
                           securities.

    .  Instruments of US   Non-US corporations and banks issuing dollar           Balanced Strategy
       and Foreign Banks   denominated instruments in the US are not              Moderate Strategy
       and Branches and    necessarily subject to the same regulatory             Conservative Strategy
       Foreign             requirements that apply to US corporations and
       Corporations,       banks, such as accounting, auditing and                (Underlying Funds:
       Including Yankee    recordkeeping standards, the public availability of    Diversified Bond
       Bonds               information and, for banks, reserve requirements,      Multistrategy Bond
                           loan limitations and examinations. This increases the  Short Term Bond)
                           possibility that a non-US corporation or bank may
                           become insolvent or otherwise unable to fulfill its
                           obligations on these instruments.

Derivatives (e.g. Futures  If a Fund incorrectly forecasts interest rates in      Balanced Strategy
Contracts, Options on      using derivatives, the Fund could lose money. Price    Moderate Strategy
Futures, Interest Rate     movements of a futures contract, option or             Conservative Strategy
Swaps)                     structured note may not be identical to price
                           movements of portfolio securities or a securities      (Underlying Funds:
                           index resulting in the risk that, when a Fund buys a   Diversified Bond
                           futures contract or option as a hedge, the hedge may   Multistrategy Bond
                           not be completely effective.                           Short Term Bond)

Real Estate Securities     Just as real estate values go up and down, the value   (Underlying Fund:
                           of the securities of companies involved in the         Real Estate Securities)
                           industry, and in which a Fund invests, also
                           fluctuates. A Fund that invests in real estate
                           securities is also subject to the risks associated
                           with direct ownership of real estate. Additional
                           risks include declines in the value of real estate,
                           changes in general and local economic conditions,
                           increases in property taxes and changes in tax laws
                           and interest rates. The value of securities of
                           companies that service the real estate industry may
                           also be affected by such risks.

     .  REITs              REITs may be affected by changes in the value of        (Underlying Fund:
                           the underlying properties owned by the REITs and        Real Estate Securities)
                           by the quality of any credit extended. Moreover, the
                           underlying portfolios of REITs may not be
                           diversified, and therefore are subject to the risk of
                           financing a single or a limited number of projects.
                           REITs are also dependent upon management skills
                           and are subject to heavy cash flow dependency,
                           defaults by borrowers, self-liquidation and the
                           possibility of failing either to qualify for tax-free
                           pass through of income under federal tax laws or to
                           maintain their exemption from certain federal
                           securities laws.

Municipal Obligations      Municipal obligations are affected by economic,         Balanced Strategy
                           business or political developments. These securities    Moderate Strategy
                           may be subject to provisions of litigation,             Conservative Strategy
                           bankruptcy and other laws affecting the rights and
                           remedies of creditors, or may become subject to         (Underlying Funds:
                           future laws extending the time for payment of           Diversified Bond
                           principal and/or interest, or limiting the rights of    Multistrategy Bond
                           municipalities to levy taxes.                           Short Term Bond)

Repurchase Agreements      Under a repurchase agreement, a bank or broker          (Underlying Funds:
                           sells securities to a Fund and agrees to repurchase     Diversified Bond
                           them at the Fund's cost plus interest. If the value of  Short Term Bond
                           the securities declines and the bank or broker          Multistrategy Bond)
                           defaults on its repurchase obligation, a Fund could
                           incur a loss.

Exposing Liquidity         By exposing its liquidity reserves to the equity        All Funds
Reserves to Equity         market, principally by use of equity futures, a Fund's
Markets                    performance tends to correlate more closely to the      (Underlying Funds:
                           performance of the market as a whole. However, the      Diversified Equity
                           market performance of equity futures may not            Special Growth
                           correlate precisely to the performance of the stock     Quantitative Equity
                           market. This approach increases a Fund's                International Securities
                           performance if equity markets rise and reduces a        Real Estate Securities)
                           Fund's performance if equity markets decline.

Securities Lending         If a borrower of a Fund's securities fails financially, (All Underlying Funds)
                           the Fund's recovery of the loaned securities may be
                           delayed or the Fund may lose its rights to the
                           collateral which could result in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

       Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

       The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid- December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

       In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

       If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

       Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                      TAXES

       In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

       When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

       The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

       Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

       By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

       The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

       Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

       The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

       The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

       Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's and that Underlying Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

       The Funds offer multiple Classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.

       Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

       Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

       Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

       Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.

                             HOW TO PURCHASE SHARES

       Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

       For Class C Shares, there is a $1,000 required minimum investment for each account in each Fund.

       Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

       Financial Intermediaries may charge their customers a fee for providing investment-related services.

       Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation with respect to Class C Shares of the Funds.

Paying for Shares

       You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

       Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

       Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

       Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

       For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

       You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

       You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

       You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

       Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

By Mail or Telephone

       Through your Financial Intermediary, you may exchange Shares of any Fund you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

       Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

       An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

       FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

       Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

       The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

       Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

       Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

       Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

       You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

       The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

       You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

       Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

By Check

       When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

       If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:
           A description of the request
           The name of the Fund(s)
           The class of shares, if applicable
           The account number(s)
           The amount of money or number of shares being purchased, exchanged, transferred or redeemed
           The name(s) on the account(s)
           The signature(s) of all registered account owners
           For exchanges, the name of the Fund you are exchanging into Your daytime telephone number

Signature Requirements Based on Account Type

Account Type                                Requirements for Written Requests
       Individual, Joint Tenants,           Written instructions must be signed by each shareholder,
       Tenants in Common                    exactly as the names appear in the account registration.

       UGMA or UTMA (custodial              Written instructions must be signed by the custodian in his/her
       accounts for minors)                 capacity as it appears in the account registration.

       Corporation, Association             Written instructions must be signed by authorized person(s), stating his/her capacity as indicated by corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

       Estate, Trust, Pension,              Written instructions must be signed by all trustees. If the name
       Profit Sharing Plan                  of the trustee(s) does not appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

       Joint tenancy shareholders           Written instructions must be signed by the surviving tenant(s).
       whose co-tenants are deceased        A certified copy of the death certificate must accompany the request.

Signature Guarantee

       Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

Third Party Transactions

       If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

       A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

       For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.


                              FINANCIAL HIGHLIGHTS

       The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.

Conservative Strategy Fund-Class C Shares

                                                                                                    2000*     1999**
                                                                                                  --------  ---------
Net Asset Value, Beginning of Period ...........................................................  $  10.12  $   10.26
                                                                                                  --------  ---------
Income From Operations
   Net investment income (loss)(a)(b) ...........................................................      .31        .43
   Net realized and unrealized gain (loss).......................................................      .07        .04
                                                                                                  --------  ---------
     Total income from operations ...............................................................      .38        .47
                                                                                                  --------  ---------
Distributions
   From net investment income ...................................................................     (.33)      (.56)
   From net realized gain .......................................................................       --       (.05)
                                                                                                  --------  ---------
     Total distributions.........................................................................     (.33)      (.61)
                                                                                                  --------  ---------
Net Asset Value, End of Period .................................................................  $  10.17  $   10.12
                                                                                                  ========  =========

Total Return (%) (c) ...........................................................................      3.76       4.67
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .....................................................    2,500      1,697
   Ratios to average net assets (%):
     Operating Expenses, net (d) ...............................................................      1.00       1.00
     Operating Expenses, gross (d) .............................................................      1.25       1.25
     Net investment income (loss) (c) ...........................................................     3.04       4.77

   Portfolio turnover rate (%) .................................................................     53.89     125.01

*   For the ten months ended October 31, 2000.
**  For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

Moderate Strategy Fund--Class C Shares

                                                                                                     2000*     1999**
                                                                                                     -----     ------
Net Asset Value, Beginning of Period ..........................................................  $   10.46  $   10.15
                                                                                                 ---------  ---------
Income From Operations
   Net investment income (loss)(a)(b) .........................................................        .24        .32
   Net realized and unrealized gain (loss).....................................................       (.02)       .48
                                                                                                 ---------  ---------
     Total income from operations .............................................................        .22        .80
                                                                                                 ---------  ---------
Distributions
   From net investment income .................................................................       (.28)      (.40)
   From net realized gain .....................................................................       (.20)      (.09)
                                                                                                 ---------  ---------
     Total distributions.......................................................................       (.48)      (.49)
                                                                                                 ---------  ---------
Net Asset Value, End of Period ................................................................  $   10.20  $   10.46
                                                                                                 =========  =========
Total Return (%) (c) ..........................................................................       2.20       8.03
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................................................     10,392      4,139
   Ratios to average net assets (%):
     Operating Expenses, net (d) ..............................................................       1.00       1.00
     Operating Expenses, gross (d) ............................................................       1.25       1.25
     Net investment income (loss) (c) .........................................................       2.30       3.35

   Portfolio turnover rate (%) ................................................................      39.55     120.04

*   For the ten months ended October 31, 2000.
**  For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

Balanced Strategy Fund--Class C Shares

                                                                                                     2000*     1999**
                                                                                                     -----     ------
Net Asset Value, Beginning of Period ..........................................................  $   10.72  $   10.26
                                                                                                 ---------  ---------
Income From Operations
   Net investment income (loss)(a)(b) .........................................................        .15        .25
   Net realized and unrealized gain (loss).....................................................       (.11)       .70
                                                                                                 ---------  ---------
     Total income from operations .............................................................        .04        .95
                                                                                                 ---------  ---------
Distributions
   From net investment income .................................................................       (.24)      (.37)
   From net realized gain .....................................................................       (.32)      (.12)
                                                                                                 ---------  ---------
     Total distributions.......................................................................       (.56)      (.49)
                                                                                                 ---------  ---------
Net Asset Value, End of Period ................................................................  $   10.20  $   10.72
                                                                                                 =========  =========

Total Return (%) (c) ..........................................................................        .43       9.53
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................................................     81,188     39,325
   Ratios to average net assets (%):
     Operating Expenses, net (d) ..............................................................       1.00       1.00
     Operating Expenses, gross (d) ............................................................       1.25       1.25
     Net investment income (loss) (c) .........................................................       1.43       2.96

   Portfolio turnover rate (%) ................................................................      31.70      64.63

*   For the ten months ended October 31, 2000.
**  For the period January 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

Aggressive Strategy Fund--Class C Shares

                                                                                                    2000*     1999**
                                                                                                 ---------  ---------
Net Asset Value, Beginning of Period ........................................................... $   11.15  $   10.11
                                                                                                 ---------  ---------
Income From Operations
   Net investment income (loss)(a)(b) .........................................................        .05        .13
   Net realized and unrealized gain (loss).....................................................       (.29)      1.36
                                                                                                 ---------  ---------
     Total income from operations .............................................................       (.24)      1.49
                                                                                                 ---------  ---------
Distributions
   From net investment income .................................................................       (.18)      (.29)
   From net realized gain .....................................................................       (.38)      (.16)
                                                                                                 ---------  ---------
     Total distributions.......................................................................       (.56)      (.45)
                                                                                                 ---------  ---------
Net Asset Value, End of Period ................................................................. $   10.35  $   11.15
                                                                                                 =========  =========

Total Return (%) (c) ...........................................................................    (2.15)      15.21
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................................................     67,296     29,365
   Ratios to average net assets (%):
     Operating Expenses, net (d) ...............................................................      1.00       1.00
     Operating Expenses, gross (d) .............................................................      1.25       1.25
     Net investment income (loss) (c) .........................................................        .43       1.50

   Portfolio turnover rate (%) .................................................................     40.57      71.44

*   For the ten months ended October 31, 2000.
**  For the period January 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

Equity Aggressive Strategy Fund--Class C Shares

                                                                                                     2000*     1999**
                                                                                                     -----     ------
Net Asset Value, Beginning of Period ........................................................... $   11.38  $    9.80
                                                                                                 ---------  ---------
Income From Operations
   Net investment income (loss)(a)(b) .........................................................       (.04)       .06
   Net realized and unrealized gain (loss).....................................................       (.35)      1.98
                                                                                                 ---------  ---------
     Total income from operations .............................................................       (.39)      2.04
                                                                                                 ---------  ---------
Distributions
   From net investment income .................................................................       (.14)      (.30)
   From net realized gain .....................................................................       (.61)      (.16)
                                                                                                 ---------  ---------
     Total distributions.......................................................................       (.75)      (.46)
                                                                                                 ---------  ---------
Net Asset Value, End of Period ................................................................. $   10.24  $   11.38
                                                                                                 =========  =========

Total Return (%) (c) ...........................................................................    (3.37)      21.26
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...................................................     43,005     15,860
   Ratios to average net assets (%):
     Operating Expenses, net (d) ...............................................................      1.00       1.00
     Operating Expenses, gross (d) .............................................................      1.25       1.25
     Net investment income (loss) (c) .........................................................      (.35)        .59

   Portfolio turnover rate (%) .................................................................     58.41      76.20

*   For the ten months ended October 31, 2000.
**  For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

       The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

       This section identifies the money managers for the Underlying Funds in which the Funds invest.

                            Diversified Equity Fund

       Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000, Minneapolis, MN 55402.

       Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

       Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105.

       Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

       Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

       MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

       Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

       Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI 53051.

       Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY 10019.

       Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

       Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO
       80302.

                            Quantitative Equity Fund

       Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105.

       Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

       Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

       J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                              Special Growth Fund

       CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San Diego, CA 92101.

       David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022.

       Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

       GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

       Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

       Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA 98101.

       TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036.

       Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO
       80302.

                          Real Estate Securities Fund

       AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.

       Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

       Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, 2nd Floor, Chicago, IL 60603.

                         International Securities Fund

       Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

       Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

       Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-2703.

       Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

       J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

       Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

       Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

       Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

       Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

       The Boston Company Asset Management, LLC., One Boston Place, 14th Floor, Boston, MA 02108-4402.

                             Emerging Markets Fund

       Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

       Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

       Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY
       England.

       Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

       Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th Floor, New York, NY 10019.

                             Diversified Bond Fund

       Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606

       Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

       Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                            Multistrategy Bond Fund

       Lazard Asset Management (a division of Lazard Fieres & Company LLC), 30 Rockefeller Plaza, New York, NY 10112-6300.

       Miller, Anderson & Sherrerd, LLP, One Tower Bridge, W. Conshohocken, PA 19428-2899.

       Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

       Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                              Short Term Bond Fund

       BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY 10154.

       Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

       Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

       STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.

       When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA  98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102

FRANK RUSSELL INVESTMENT COMPANY

     Class C Shares:
     Conservative Strategy Fund
     Moderate Strategy Fund
     Balanced Strategy Fund
     Aggressive Strategy Fund
     Equity Aggressive Strategy Fund

[LOGO OF FRANK RUSSELL COMPANY]

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-066 (0301)

                                                FRANK RUSSELL INVESTMENT COMPANY

------------------------------
LIFEPOINTS(R) FUNDS
------------------------------

LifePoints(R) Funds

PROSPECTUS
CLASS E AND S SHARES:
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND


MARCH 1, 2001











909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

Table of Contents

Risk/Return Summary .........................................................  1
   Investment Objective......................................................  1
   Principal Investment Strategies ..........................................  2
   Principal Risks...........................................................  3
   Performance...............................................................  4
   Fees and Expenses......................................................... 10
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification....... 16
Management of the Funds and Underlying Funds................................. 17
The Money Managers for the Underlying Funds ................................. 20
Investment Objective and Principal Investment Strategies of the
   Underlying Funds ......................................................... 21
Risks........................................................................ 34
Dividends and Distributions ................................................. 39
Taxes ....................................................................... 39
How Net Asset Value is Determined............................................ 40
Distribution and Shareholder Servicing Arrangements ......................... 41
How to Purchase Shares ...................................................... 41
Exchange Privilege .......................................................... 43
How to Redeem Shares......................................................... 44
Payment of Redemption Proceeds............................................... 45
Written Instructions ........................................................ 46
Account Policies ............................................................ 47
Financial Highlights ........................................................ 48
Money Manager Information ................................................... 59

                              RISK/RETURN SUMMARY

                              Investment Objective

Conservative Strategy Fund

seeks to achieve moderate total rate of return through low capital appreciation and Strategy Fund reinvestment of a high level of current income.

Moderate Strategy Fund

seeks to achieve moderate long-term capital appreciation with high current income, Strategy Fund while recognizing the possibility of moderate fluctuations in year-to-year market values.

Balanced Strategy Fund

seeks to achieve a moderate level of current income and, over time, above-average Strategy Fund capital appreciation with moderate risk.

Aggressive Strategy Fund

seeks to achieve high, long-term capital appreciation with low current income, while Strategy Fund recognizing the possibility of substantial fluctuations in year-to-year market values.

Equity Aggressive Strategy Fund

seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

                         Principal Investment Strategies


     Each of the Frank Russell Investment Company Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                                                         Equity
                                                       Conservative  Moderate    Balanced   Aggressive  Aggressive
                                                        Strategy     Strategy    Strategy    Strategy    Strategy
Underlying Fund                                           Fund         Fund        Fund        Fund        Fund
---------------                                        -----------   --------    --------   ----------  ----------
Diversified Equity Fund ..............................     5%           11%          16%        21%         30%
Special Growth Fund ..................................    --             2%           5%        11%         10%
Quantitative Equity Fund .............................     6%           11%          16%        21%         30%
International Securities Fund ........................     5%            9%          14%        19%         20%
Diversified Bond Fund ................................    18%           27%          25%        --          --
Short Term Bond Fund .................................    60%           33%          --         --          --
Multistrategy Bond Fund ..............................    --            --           16%        18%         --
Real Estate Securities Fund ..........................     5%            5%           5%         5%          5%
Emerging Markets Fund . ..............................     1%            2%           3%         5%          5%

     Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

Diversification

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                Principal Risks

     You should consider the following factors before investing in a Fund:

     . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".

     . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                   Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class E Shares varies over the life of each Fund. The return for Class S Shares offered by this Prospectus will differ from the Class E returns shown in the bar charts, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class E Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for one year and since the beginning of operations of such Fund compare with the returns of certain indexes that measure broad market performance.

     The returns for the Class S Shares offered by this Prospectus may differ from the Class E returns shown in the bar chart, to the extent that the fees and expenses of that Class differ from those of Class E.

     Returns for periods prior to the date that each Fund first issued its Class S Shares are those of the Fund's Class E Shares. Each Fund commenced operations of its Class S Shares on the following dates: Equity Aggressive Strategy and Balanced Strategy Funds-January 31, 2000; Aggressive Strategy and Moderate Strategy Funds-February 1, 2000 and Conservative Strategy Fund-February 14, 2000.

     Past performance is no indication of future results.

                           Conservative Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class E

                                    [GRAPH]

                                1998     7.70%
                                1999     5.54%
                                2000     5.89%

                         Best Quarter: 3.62% (4Q/98)
                        Worst Quarter: (0.80)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------

Conservative Strategy Fund Class E ........................  5.89%         6.52%

Conservative Strategy Fund Class S ........................  6.21%         6.62%

Merrill Lynch 1-2.99 Year Treasury Index ..................  8.00%         8.77%

Lehman Brothers Aggregate Bond Index ...................... 11.63%        10.88%

Conservative Strategy Composite Index# ....................  6.19%         5.81%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on November 7, 1997.

# The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

                             Moderate Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class E

                                    [GRAPH]

                                1998     10.19%
                                1999      8.65%
                                2000      3.11%

                         Best Quarter: 6.82% (4Q/98)
                        Worst Quarter: (3.76)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                             Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------

Moderate Strategy Fund Class E ............................  3.11%         6.68%

Moderate Strategy Fund Class S ............................  3.30%         6.74%

Merrill Lynch 1-2.99 Year Treasury Index ..................  8.00%         8.77%

Lehman Brothers Aggregate Bond Index ...................... 11.63%         6.88%

Russell  1000(R)Index ..................................... (7.79)%       16.60%

Moderate Strategy Composite Index# ........................  4.15%         6.41%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on October 2, 1997.

# The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

                             Balanced Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class E

                                    [GRAPH]

                                1998     11.66%
                                1999     11.80%
                                2000      0.36%

                         Best Quarter: 10.55% (4Q/98)
                        Worst Quarter: (7.15%) (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------

Balanced Strategy Fund Class E ...........................    0.36%       7.42%

Balanced Strategy Fund Class S ...........................    0.61%       7.50%

Lehman Brothers Aggregate Bond Index .....................   11.63%      10.88%

Russell 1000(R) Index ....................................   (7.79)%     16.60%

Salomon Smith Barney BMI Ex-US Index .....................  (12.04)%        --

Balanced Strategy Composite Index# .......................    2.03%       6.93%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

                            Aggressive Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class E

                                     [GRAPH]

                                1998     11.69%
                                1999     17.95%
                                2000     (3.86)%

                         Best Quarter: 14.31% (4Q/98)
                        Worst Quarter: (11.56)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                            Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------

Aggressive Strategy Fund Class E .........................  (3.86)%        7.38%

Aggressive Strategy Fund Class S .........................  (3.59)%        7.47%

Russell 1000(R) Index ....................................  (7.79)%       16.60%

Salomon Smith Barney BMI Ex-US Index ..................... (12.04)%          --

Lehman Brothers Aggregate Bond Index .....................  11.63%        10.88%

Aggressive Strategy Composite Index# .....................  (1.44)%        7.12%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on September 16, 1997.

# The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                        Equity Aggressive Strategy Fund

                              Annual Total Returns
                       (for the years ended December 31)
                                     Class E

                                    [GRAPH]

                                1998     13.75%
                                1999     21.96%
                                2000    (6.83)%

                         Best Quarter: 17.69% (4Q/98)
                        Worst Quarter: (14.03)% (3Q/98)

--------------------------------------------------------------------------------
Average annual total returns                                             Since
for the periods ended December 31, 2000                     1 Year    Inception*
---------------------------------------                     ------    ----------

Equity Aggressive Strategy Fund Class E                     (6.83)%        7.39%

Equity Aggressive Strategy Fund Class S                     (6.43)%        7.53%

Russell 1000(R)Index                                        (7.79)%       16.60%

Salomon Smith Barney BMI Ex-US Index                       (12.04)%          --

Equity Aggressive Strategy Composite Index#                 (3.23)%        7.47%
--------------------------------------------------------------------------------
*    Commenced operations by issuing Class E Shares on September 30, 1997.

# The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                               Fees and Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                              Shareholder Fees
                                  (fees paid directly from your investment)

                                            Maximum Sales
                             Maximum Sales  Charge (Load)   Maximum
                             Charge (Load)   Imposed on  Deferred Sales
                              Imposed on     Reinvested      Charge       Redemption   Exchange
                              Purchases      Dividends       (Load)          Fees        Fees
                              ---------      ---------       ------          ----        ----
All Funds, Classes E and S .... None           None           None           None        None

                        Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                               (% of net assets)


                                                          Other Expenses    Total Gross                    Total Net
                                                           (reflecting      Annual Fund   Fee Waivers      Annual Fund
                                                 Advisory   Shareholder      Operating    and Expense      Operating
                                                   Fee    Servicing Fees)    Expenses    Reimbursements#    Expenses*
                                                   ---    ---------------    --------    ---------------    ---------
Class E Shares**

   Conservative Strategy Fund .................... 0.20%       0.25%           0.45%         (0.20)%          0.25%
   Moderate Strategy Fund ........................ 0.20%       0.25%           0.45%         (0.20)%          0.25%
   Balanced Strategy Fund ........................ 0.20%       0.25%           0.45%         (0.20)%          0.25%
   Aggressive Strategy Fund ...................... 0.20%       0.25%           0.45%         (0.20)%          0.25%
   Equity Aggressive Strategy Fund ............... 0.20%       0.25%           0.45%         (0.20)%          0.25%

Class S Shares

   Conservative Strategy Fund .................... 0.20%       0.00%           0.20%         (0.20)%          0.00%
   Moderate Strategy Fund ........................ 0.20%       0.00%           0.20%         (0.20)%          0.00%
   Balanced Strategy Fund ........................ 0.20%       0.00%           0.20%         (0.20)%          0.00%
   Aggressive Strategy Fund ...................... 0.20%       0.00%           0.20%         (0.20)%          0.00%
   Equity Aggressive Strategy Fund ............... 0.20%       0.00%           0.20%         (0.20)%          0.00%

----------------------------
* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.
# FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Direct Expenses

     No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

     A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.

Indirect Expenses

     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2000).

     As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.

                                               Total Net Operating
Underlying Fund (Class S Shares)                  Expense Ratios
--------------------------------               -------------------
Diversified Equity Fund ............................. 0.94%
Special Growth Fund ................................. 1.21%
Quantitative Equity Fund ............................ 0.92%
International Securities Fund ....................... 1.29%
Diversified Bond Fund ............................... 0.62%
Short Term Bond Fund ................................ 0.52%
Multistrategy Bond Fund ............................. 0.87%
Real Estate Securities Fund ......................... 1.16%
Emerging Markets Fund ............................... 1.92%

     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                              Class E   Class S
                                              -------   -------
Conservative Strategy Fund ..................  0.92%      0.67%
Moderate Strategy Fund ......................  1.03%      0.78%
Balanced Strategy Fund ......................  1.20%      0.95%
Aggressive Strategy Fund ....................  1.33%      1.08%
Equity Aggressive Strategy Fund .............  1.34%      1.09%

     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                               1 Year 3 Years  5 Years  10 Years
                                               ------ -------  -------  --------
Class E Shares:
   Conservative Strategy Fund .................. $ 94   $336    $597     $1,344
   Moderate Strategy Fund ......................  105    370     656      1,471
   Balanced Strategy Fund ......................  122    423     747      1,663
   Aggressive Strategy Fund ....................  135    463     815      1,806
   Equity Aggressive Strategy Fund .............  136    466     820      1,817

Class S Shares:
   Conservative Strategy Fund .................. $ 68   $257    $462     $1,053
   Moderate Strategy Fund ......................   80    292     522      1,183
   Balanced Strategy Fund ......................   97    346     615      1,381
   Aggressive Strategy Fund ....................  110    387     684      1,529
   Equity Aggressive Strategy Fund .............  111    390     689      1,540

                          SUMMARY COMPARISON OF THE FUNDS

     The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:

                                       Capital                    Possibility of
              Fund                   Appreciation       Income      Fluctuation
-----------------------------------  ------------       ------    --------------
Conservative Strategy Fund ........  Low                High      Low
Moderate Strategy Fund ............  Moderate           High      Moderate
Balanced Strategy Fund ............  Moderate           Moderate  Moderate
Aggressive Strategy Fund ..........  High               Low       High
Equity Aggressive Strategy Fund ...  High               Low       High

The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                                    [PIE CHART]

                           30%  Quantitative Equity
                           30%  Diversified Equity
                           20%  International Securities
                           10%  Special Growth
                           5%   Emerging Markets
                           5%   Real Estate Securities

                        Equity Aggressive Strategy Fund

                                    [PIE CHART]

                           33%  Short Term Bond
                           27%  Diversified Bond
                           11%  Quantitative Equity
                           11%  Diversified Equity
                           9%   International Securities
                           5%   Real Estate Securities
                           2%   Special Growth
                           2%   Emerging Markets

                            Moderate Strategy Fund

                                    [PIE CHART]

                           25%  Diversified Bond
                           16%  Quantitative Equity
                           16%  Diversified Equity
                           16%  Multistrategy Bond
                           14%  International Securities
                           5%   Real Estate Securities
                           5%   Special Growth
                           3%   Emerging Markets

                            Balanced Strategy Fund

                                    [PIE CHART]

                           21%  Quantitative Equity
                           21%  Diversified Equity
                           19%  International Securities
                           18%  Multistrategy Bond
                           11%  Special Growth
                           5%   Real Estate Securities
                           5%   Emerging Markets

                           Aggressive Strategy Fund

                                    [PIE CHART]

                           60%  Short Term Bond
                           18%  Diversified Bond
                           6%   Quantitative Equity
                           5%   Diversified Equity
                           5%   International Securities
                           5%   Real Estate Securities
                           1%   Emerging Markets

                          Conservative Strategy Fund

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


                  MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages. He also oversees certain other FRIC Funds as described below.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

     .    Randall Lert, who has been Chief Investment Officer since June 1989.

     . Mark Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

     . Randal Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

     . Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

     . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

     . James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . James Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

     . Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

     . Symon Parish, who has been a Portfolio Manager of Russell Investment Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

     . Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

     . Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

     . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

     . James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund. o Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

     . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

     . James Jornlin has primary responsibility for the management of the Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund through February 28, 2002.

     In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

     The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

               THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
                            OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

DIVERSIFIED EQUITY FUND
-----------------------

     Investment           To provide income and capital growth by investing
     Objective            principally in equity securities.

     Principal            The Diversified Equity Fund invests primarily in
     Investment           common stocks of medium and large capitalization
     Strategies           companies, most of which are US based. While market
                          capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                          The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                             . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                             . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                             . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                          Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a

                          Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                          When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          The Fund intends to be fully invested at all times.

                          Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SPECIAL GROWTH FUND
-------------------

     Investment           To maximize total return primarily through capital
     Objective            appreciation and assuming a higher  level of
                          volatility than the Diversified Equity Fund.

      Principal           The Special Growth Fund invests primarily in common
      Investment          stocks of small and medium capitalization companies
      Strategies          most of which are US based. While market
                          capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

                          The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                             . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                             . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                             . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

                          When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


                          The Fund intends to be fully invested at all times.

                          Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------

     Investment           To provide a total return greater than the total
     Objective            return of the US stock market (as  measured by the
                          Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     Principal            The Quantitative Equity Fund invests primarily in
     Investment           common stocks of medium and  large capitalization
     Strategies           companies which are predominately US based. While
                          market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

                          The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

                          The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                          When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

                          The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/ cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

                          The Fund intends to be fully invested at all times.

                          Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------

     Investment           To provide favorable total return and additional
     Objective            diversification for US investors.

     Principal            The International Securities Fund invests primarily in
     Investment           equity securities issued by  companies domiciled
     Strategies           outside the US and in depository receipts which
                          represent ownership of securities of non-US companies.
                          The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
                          East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                          The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                          The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                             . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                             . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                             . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                          When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          The Fund intends to be fully invested at all times.

                          Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

DIVERSIFIED BOND FUND
---------------------

     Investment           To provide effective diversification against equities
     Objective            and a stable level of cash flow by investing in
                          fixed-income securities.

     Principal            The Diversified Bond Fund invests primarily in
     Investment           investment grade fixed-income  securities. In
     Strategies           particular, the Fund holds debt securities issued or
                          guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                          The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                          The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                          The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SHORT TERM BOND FUND
--------------------

     Investment           The preservation of capital and the generation of
     Objective            current income consistent with preservation of capital
                          by investing primarily in fixed-income securities with low-volatility characteristics.

     Principal            The Short Term Bond Fund invests primarily in
     Investment           fixed-income securities. In particular,  the Fund
     Strategies           holds debt securities issued or guaranteed by the US
                          government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee
                          Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                          The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

                          The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                          The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

                          The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

MULTISTRATEGY BOND FUND
-----------------------

     Investment           To provide maximum total return primarily through
     Objective            capital appreciation and by  assuming a higher level
                          of volatility than is ordinarily expected from broad fixed-income market portfolios.

     Principal            The Multistrategy Bond Fund invests primarily in
     Investment           fixed-income securities. In  particular, the Fund
     Strategies           holds debt securities issued or guaranteed by the US
                          government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee
                          Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

                          The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                          The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                          The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                          The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

REAL ESTATE SECURITIES FUND
---------------------------

     Investment           To generate a high level of total return through above
     Objective            average current income while maintaining the potential
                          for capital appreciation.

     Principal            The Real Estate Securities Fund seeks to achieve its
     Investment           objective by concentrating its investments in equity
     Strategies           securities of issuers whose value is derived primarily
                          from development, management and market pricing of underlying real estate properties.

                          The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                          The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                          When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                          A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

     Investment           To provide maximum total return primarily through
     Objective            capital appreciation and by  assuming a higher level
                          of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     Principal            The Emerging Markets Fund will primarily invest in
     Investment           equity securities of companies that are located in
     Strategies           countries with emerging markets or that derive a
                          majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the
                          Fund's operations, an "emerging market country" is a country having an economy and market that the World
                          Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
                          Europe.

                          The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

                          The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

                          Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

                          The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                          When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                          The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

                          A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                          The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                          From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

   The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description those Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds; Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

   Risk Associated With:                        Description                          Relevant Fund

   Multi-Manager              The investment styles employed by a Fund's money       All Funds
   Approach                   managers may not be complementary. The interplay
                              of the various strategies employed by a Fund's         (All Underlying Funds)
                              multiple money managers may result in a Fund
                              holding a concentration of certain types of securities.
                              This concentration may be beneficial or detrimental
                              to a Fund's performance depending upon the
                              performance of those securities and the overall
                              economic environment. The multi-manager
                              approach could result in a high level of portfolio
                              turnover, resulting in higher Fund brokerage
                              expenses and increased tax liability from a Fund's
                              realization of capital gains.

   Equity Securities          The value of equity securities will rise and fall in   Equity Aggressive Strategy
                              response to the activities of the company that issued  Aggressive Strategy
                              the stock, general market conditions and/or            Balanced Strategy
                              economic conditions.                                   Moderate Strategy

                                                                                     (Underlying Funds:
                                                                                     Diversified Equity
                                                                                     Special Growth
                                                                                     Quantitative Equity
                                                                                     International Securities
                                                                                     Real Estate Securities
                                                                                     Emerging Markets)

   .      Value Stocks        Investments in value stocks are subject to risks that  Equity Aggressive Strategy
                              (i) their intrinsic values may never be realized by    Aggressive Strategy
                              the market or (ii) such stock may turn out not to have Balanced Strategy
                              been undervalued.                                      Moderate Strategy

                                                                                     (Underlying Funds:
                                                                                     Diversified Equity
                                                                                     Special Growth
                                                                                     Quantitative Equity
                                                                                     International Securities)


   .    Growth Stocks     Growth company stocks may provide minimal              Equity Aggressive Strategy
                          dividends which could otherwise cushion stock          Aggressive Strategy
                          prices in a market decline. The value of growth        Balanced Strategy
                          company stocks may rise and fall significantly         Moderate Strategy
                          based, in part, on investors' perceptions of the
                          company, rather than on fundamental analysis of the    (Underlying Funds:
                          stocks.                                                Diversified Equity
                                                                                 Special Growth
                                                                                 International Securities)

   .    Market-Oriented   Market-oriented investments are generally subject to   Equity Aggressive Strategy
        Investments       the risks associated with growth and value stocks.     Aggressive Strategy
                                                                                 Balanced Strategy
                                                                                 Moderate Strategy

                                                                                 (Underlying Funds:
                                                                                 Diversified Equity
                                                                                 Special Growth
                                                                                 Quantitative Equity
                                                                                 International Securities)

   .    Securities of     Investments in smaller companies may involve           Equity Aggressive Strategy
        Small             greater risks because these companies generally        Aggressive Strategy
        Capitalization    have a limited track record. Smaller companies often   Balanced Strategy
        Companies         have narrower markets and more limited managerial      Moderate Strategy
                          and financial resources than larger, more established
                          companies. As a result, their performance can be       (Underlying Fund:
                          more volatile, which may increase the volatility of a  Special Growth)
                          Fund's portfolio.

Fixed-Income Securities   Prices of fixed-income securities rise and fall in     Balanced Strategy
                          response to interest rate changes. Generally, when     Moderate Strategy
                          interest rates rise, prices of fixed-income securities Conservative Strategy fall. The longer the duration of the security, the
                          more sensitive the security is to this risk. A 1%      (Underlying Funds:
                          increase in interest rates would reduce the value of   Diversified Bond
                          a $100 note by approximately one dollar if it had a    Multistrategy Bond
                          one-year duration, but would reduce its value by       Short Term Bond)
                          approximately fifteen dollars if it had a 15-year
                          duration. There is also a risk that one or more of the
                          securities will be downgraded in credit rating or go
                          into default. Lower-rated bonds generally have higher
                          credit risks.

   .    Non-Investment    Although lower rated debt securities generally offer   Aggressive Strategy
        Grade Fixed-      a higher yield than higher rated debt securities, they Balanced Strategy
        Income Securities involve higher risks. They are especially subject to:
                                                                                 (Underlying Funds:
                              . Adverse changes in general economic              Multistrategy Bond
                              conditions and in the industries in which their    Short Term Bond)
                              issuers are engaged,

                              . Changes in the financial condition of their issuers and

                              . Price fluctuations in response to changes in interest rates.

                          As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

International Securities  A Fund's return and net asset value may be             Equity Aggressive Strategy
                          significantly affected by political or economic        Aggressive Strategy
                          conditions and regulatory requirements in a            Balanced Strategy
                          particular country. Non-US markets, economies and
                          political systems may be less stable than US           (Underlying Funds:
                          markets, and changes in exchange rates of foreign      International Securities
                          currencies can affect the value of a Fund's foreign    Multistrategy Bond
                          assets. Non-US laws and accounting standards           Emerging Markets
                          typically are not as strict as they are in the US and  Short Term Bond)
                          there may be less public information available about
                          foreign companies. Non-US securities markets may be
                          less liquid and have fewer transactions than US
                          securities markets. Additionally, international
                          markets may experience delays and disruptions in
                          securities settlement procedures for a Fund's
                          portfolio securities.

   .      Non-US Debt     A Fund's non-US debt securities are typically          Aggressive Strategy
          Securities      obligations of sovereign governments and               Balanced Strategy
                          corporations. These securities are particularly
                          subject to a risk of default from political            (Underlying Funds:
                          instability.                                           Multistrategy Bond
                                                                                 Short Term Bond)


   .  Emerging Market     Investments in emerging or developing markets          (Underlying Fund:
      Countries           involve exposure to economic structures that are       Emerging Markets)
                          generally less diverse and mature, and to political
                          systems which have less stability than those of more
                          developed countries. Emerging market securities are
                          subject to currency transfer restrictions and may
                          experience delays and disruptions in securities
                          settlement procedures for a Fund's portfolio
                          securities.

   .  Instruments of US   Non-US corporations and banks issuing dollar           Balanced Strategy
      and Foreign Banks   denominated instruments in the US are not              Moderate Strategy
      and Branches and    necessarily subject to the same regulatory             Conservative Strategy
      Foreign             requirements that apply to US corporations and
      Corporations,       banks, such as accounting, auditing and                (Underlying Funds:
      Including Yankee    recordkeeping standards, the public availability of    Diversified Bond
      Bonds               information and, for banks, reserve requirements,      Multistrategy Bond
                          loan limitations and examinations. This increases the  Short Term Bond)
                          possibility that a non-US corporation or bank may
                          become insolvent or otherwise unable to fulfill its
                          obligations on these instruments.

Derivatives (e.g. Futures If a Fund incorrectly forecasts interest rates in      Balanced Strategy
Contracts, Options on     using derivatives, the Fund could lose money. Price    Moderate Strategy
Futures, Interest Rate    movements of a futures contract, option or             Conservative Strategy
Swaps)                    structured note may not be identical to price
                          movements of portfolio securities or a securities      (Underlying Funds:
                          index resulting in the risk that, when a Fund buys a   Diversified Bond
                          futures contract or option as a hedge, the hedge may   Multistrategy Bond
                          not be completely effective.                           Short Term Bond)

Real Estate Securities    Just as real estate values go up and down, the value   (Underlying Fund:
                          of the securities of companies involved in the         Real Estate Securities)
                          industry, and in which a Fund invests, also
                          fluctuates. A Fund that invests in real estate
                          securities is also subject to the risks associated with
                          direct ownership of real estate. Additional risks
                          include declines in the value of real estate, changes
                          in general and local economic conditions, increases
                          in property taxes and changes in tax laws and
                          interest rates. The value of securities of companies
                          that service the real estate industry may also be
                          affected by such risks.

   . REITs                REITs may be affected by changes in the value of       (Underlying Fund:
                          the underlying properties owned by the REITs and       Real Estate Securities)
                          by the quality of any credit extended. Moreover, the
                          underlying portfolios of REITs may not be
                          diversified, and therefore are subject to the risk of
                          financing a single or a limited number of projects.
                          REITs are also dependent upon management skills
                          and are subject to heavy cash flow dependency,
                          defaults by borrowers, self-liquidation and the
                          possibility of failing either to qualify for tax-free
                          pass through of income under federal tax laws or to
                          maintain their exemption from certain federal
                          securities laws.

   Municipal Obligations  Municipal obligations are affected by economic,        Balanced Strategy
                          business or political developments. These securities   Moderate Strategy
                          may be subject to provisions of litigation,            Conservative Strategy
                          bankruptcy and other laws affecting the rights and
                          remedies of creditors, or may become subject to        (Underlying Funds:
                          future laws extending the time for payment of          Diversified Bond
                          principal and/or interest, or limiting the rights of   Multistrategy Bond
                          municipalities to levy taxes.                          Short Term Bond)

   Repurchase Agreements  Under a repurchase agreement, a bank or broker         (Underlying Funds:
                          sells securities to a Fund and agrees to repurchase    Diversified Bond
                          them at the Fund's cost plus interest. If the value    Short Term Bond
                          of the securities declines and the bank or broker      Multistrategy Bond)
                          defaults on its repurchase obligation, a Fund could
                          incur a loss.

   Exposing Liquidity     By exposing its liquidity reserves to the equity       All Funds
   Reserves to Equity     market, principally by use of equity futures, a Fund's
   Markets                performance tends to correlate more closely to the     Underlying Funds:
                          performance of the market as a whole. However, the     Diversified Equity
                          market performance of equity futures may not           Special Growth
                          correlate precisely to the performance of the stock    Quantitative Equity
                          market. This approach increases a Fund's               International Securities
                          performance if equity markets rise and reduces a       Real Estate Securities)
                          Fund's performance if equity markets decline.

   Securities Lending     If a borrower of a Fund's securities fails             (All Underlying Funds)
                          financially, the Fund's recovery of the loaned
                          securities may be delayed or the Fund may lose its
                          rights to the collateral which could result in a loss
                          to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

     In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Buying a Dividend

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

     The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

     Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund, such as the International Securities Fund, that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's and that Underlying Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.


               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     The Funds offer multiple Classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.


                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     For Class E and Class S Shares, there is a $2,500 required minimum investment for each account in each Fund.

     Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

     Financial Intermediaries may charge their customers a fee for providing investment-related services.

     Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation with respect to Class E Shares of the Funds.

Paying for Shares

     You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

     Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

     Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

     For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

     You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

     You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

     You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

     Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

By Mail or Telephone

     Through your Financial Intermediary, you may exchange Shares of any Fund you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.

In-Kind Exchange of Securities

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.


                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

     Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

     You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

     The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Omnibus Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

By Check

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:
           A description of the request
           The name of the Fund(s)
           The class of shares, if applicable
           The account number(s)
           The amount of money or number of shares being purchased, exchanged, transferred or redeemed
           The name(s) on the account(s)
           The signature(s) of all registered account owners
           For exchanges, the name of the Fund you are exchanging into Your daytime telephone number

Signature Requirements Based on Account Type


Account Type                                Requirements for Written Requests
Individual, Joint Tenants,                  Written instructions must be signed by
Tenants in Common                           each shareholder, exactly as the names
                                            appear in the account registration.

UGMA or UTMA (custodial accounts            Written instructions must be signed by
for minors)                                 the custodian in his/her capacity as
                                            it appears in the account registration.

Corporation, Association                    Written instructions must be signed by
                                            authorized person(s), stating his/her
                                            capacity as indicated by corporate
                                            resolution to act on the account and a
                                            copy of the corporate resolution,
                                            certified within the past 90 days,
                                            authorizing the signer to act.

Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all trustees.
Plan                                        If the name of the trustee(s) does not appear in
                                            the account registration, please provide a copy
                                            of the trust document certified within the last
                                            60 days.

Joint tenancy shareholders whose co-        Written instructions must be signed by the
tenants are deceased                        surviving tenant(s). A certified copy of
                                            the death certificate must accompany the
                                            request.

Signature Guarantee

     Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.


                                ACCOUNT POLICIES

Third Party Transactions

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

     For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.


                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.

Conservative Strategy Fund--Class E Shares

                                                                                              Year Ended December 31,
                                                                                             ------------------------
                                                                                   2000*     1999     1998     1997**
                                                                                   -----     ----     ----     ------
Net Asset Value, Beginning of Period ........................................  $   10.14  $ 10.24  $  9.88    $ 10.00
                                                                               ---------  -------  -------    -------
Income From Operations
   Net investment income (loss)(a)(b) .......................................        .34      .49      .46        .07
   Net realized and unrealized gain (loss)...................................        .10      .06      .29        .07
                                                                               ---------  -------  -------    -------
     Total income from operations ...........................................        .44      .55      .75        .14
                                                                               ---------  -------  -------    -------
Distributions
   From net investment income ...............................................       (.39)    (.60)    (.39)      (.10)
   From net realized gain ...................................................         --     (.05)      --       (.16)
                                                                               ---------  -------  -------    -------
     Total distributions.....................................................       (.39)    (.65)    (.39)      (.26)
                                                                               ---------  -------  -------    -------
Net Asset Value, End of Period ..............................................  $   10.19  $ 10.14  $ 10.24    $  9.88
                                                                               =========  =======  =======    =======

Total Return (%)(c) .........................................................       4.44     5.54     7.70       1.36
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................................     14,076   16,875    4,411         23
   Ratios to average net assets (%):
     Operating Expenses, net (d) ............................................        .25      .25      .25        .25
     Operating Expenses, gross (d)(e) .......................................        .50      .50     2.50         --
     Net investment income (c) ..............................................       3.40     4.76     4.41        .67

   Portfolio turnover rate (%) ..............................................      53.89   125.01   169.79         --

 *  For the ten months ended October 31, 2000.
** For the period November 7, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Conservative Strategy Fund--Class S Shares

                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period .................................................................        $ 10.09
                                                                                                              -------
Income From Operations
   Net investment income (loss)(a)(b) ................................................................            .37
   Net realized and unrealized gain (loss)............................................................            .14
                                                                                                              -------
     Total income from operations ....................................................................            .51
                                                                                                              -------
Distributions
   From net investment income ........................................................................           (.39)
                                                                                                              -------
     Total distributions..............................................................................           (.39)
                                                                                                              -------
Net Asset Value, End of Period .......................................................................        $ 10.21
                                                                                                              =======

Total Return (%)(c) ..................................................................................           5.17
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..........................................................          2,643
   Ratios to average net assets (%):
     Operating Expenses, net (d) .....................................................................            .00
     Operating Expenses, gross (d) ...................................................................            .25
     Net investment income (c) .......................................................................           3.71

   Portfolio turnover rate (%) .......................................................................          53.89

 *  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Not annualized.
(d) Annualized.

Moderate Strategy Fund--Class E Shares

                                                                                             Year Ended December 31,
                                                                                             ------------------------
                                                                                   2000*     1999     1998     1997**
                                                                                   -----     ----     ----     ------
Net Asset Value, Beginning of Period ........................................  $   10.46  $ 10.15  $  9.61  $   10.00
                                                                               ---------  -------  -------  ---------
Income From Operations
   Net investment income (loss)(a)(b) .......................................        .28      .40      .39        .07
   Net realized and unrealized gain (loss)***................................         --      .46      .57       (.08)
                                                                               ---------  -------  -------  ---------
     Total income from operations ...........................................        .28      .86      .96       (.01)
                                                                               ---------  -------  -------  ---------
Distributions
   From net investment income ...............................................       (.34)    (.46)    (.41)      (.14)
   From net realized gain ...................................................       (.20)    (.09)    (.01)      (.24)
                                                                               ---------  -------  -------  ---------
     Total distributions.....................................................       (.54)    (.55)    (.42)      (.38)
                                                                               ---------  -------  -------  ---------
Net Asset Value, End of Period ..............................................  $   10.20  $ 10.46  $ 10.15  $    9.61
                                                                               =========  =======  =======  =========
Total Return (%) (c) ........................................................       2.81     8.65    10.19       (.06)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) .................................     49,818   45,350   18,573        385
   Ratios to average net assets (%):
     Operating Expenses, net (d) ............................................        .25      .25      .25        .25
     Operating Expenses, gross (d)(e) .......................................        .50      .50      .94         --
     Net investment income (c) ..............................................       2.77     3.87     3.71       1.01

   Portfolio turnover rate (%) ..............................................      39.55   120.04   175.58       9.66

 *   For the ten months ended October 31, 2000.
 ** For the period October 2, 1997 (commencement of operations) to December 31, 1997.
 *** Less than $.01 per share for the period ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Moderate Strategy Fund--Class S Shares

                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period ..................................................................       $ 10.27
                                                                                                              -------
Income From Operations
   Net investment income (loss)(a)(b) .................................................................           .29
   Net realized and unrealized gain (loss).............................................................           .19
                                                                                                              -------
     Total income from operations .....................................................................           .48
                                                                                                              -------
Distributions
   From net investment income .........................................................................          (.34)
   From net realized gain .............................................................................          (.20)
                                                                                                              -------
     Total distributions...............................................................................          (.54)
                                                                                                              -------
Net Asset Value, End of Period ........................................................................       $ 10.21
                                                                                                              =======

Total Return (%)(c) ...................................................................................          4.09
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........................................................         7,584
   Ratios to average net assets (%):
     Operating Expenses, net (d) ......................................................................           .00
     Operating Expenses, gross (d) ....................................................................           .25
     Net investment income (c) ........................................................................          3.12

   Portfolio turnover rate (%) ........................................................................         39.55

 *  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Not annualized.
(d) Annualized.

Balanced Strategy Fund--Class E Shares

                                                                                             Year Ended December 31,
                                                                                            -------------------------
                                                                                 2000*      1999      1998     1997**
                                                                                 -----      ----      ----     ------
Net Asset Value, Beginning of Period .....................................  $    10.74  $  10.12  $   9.46  $   10.00
                                                                            ----------  --------  --------  ---------
Income From Operations
   Net investment income (loss)(a)(b) ....................................         .21       .30       .31        .09
   Net realized and unrealized gain (loss)................................        (.11)      .86       .78        .02
                                                                            ----------  --------  --------  ---------
     Total income from operations ........................................         .10      1.16      1.09        .11
                                                                            ----------  --------  --------  ---------
Distributions
   From net investment income ............................................        (.30)     (.42)     (.40)      (.24)
   From net realized gain ................................................        (.32)     (.12)     (.03)      (.41)
                                                                            ----------  --------  --------  ---------
     Total distributions..................................................        (.62)     (.54)     (.43)      (.65)
                                                                            ----------  --------  --------  ---------
Net Asset Value, End of Period ...........................................  $    10.22  $  10.74  $  10.12  $    9.46
                                                                            ==========  ========  ========  =========

Total Return (%)(c) ......................................................        1.04     11.80     11.66       1.04
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ..............................     296,435   295,542   161,108      3,554
   Ratios to average net assets (%):
     Operating Expenses, net (d) .........................................         .25       .25       .25        .25
     Operating Expenses, gross (d)(e) ....................................         .50       .50       .61         --
     Net investment income (c) ...........................................        2.02      2.89      3.05       1.30

   Portfolio turnover rate (%) ...........................................       31.70     64.63     78.85      29.58

 *  For the ten months ended October 31, 2000.
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Balanced Strategy Fund--Class S Shares

                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period ..................................................................       $ 10.45
                                                                                                              -------
Income From Operations
   Net investment income (loss)(a)(b) .................................................................           .19
   Net realized and unrealized gain (loss).............................................................           .23
                                                                                                              -------
     Total income from operations .....................................................................           .42
                                                                                                              -------
Distributions
   From net investment income .........................................................................          (.30)
   From net realized gain .............................................................................          (.32)
                                                                                                              -------
     Total distributions...............................................................................          (.62)
                                                                                                              -------
Net Asset Value, End of Period ........................................................................       $ 10.25
                                                                                                              =======
Total Return (%)(c) ...................................................................................          4.09
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........................................................        36,898
   Ratios to average net assets (%):
     Operating Expenses, net (d) ......................................................................           .00
     Operating Expenses, gross (d) ....................................................................           .25
     Net investment income (c) ........................................................................          2.05

   Portfolio turnover rate (%) ........................................................................         31.70

 *  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Not annualized.
(d) Annualized.

Aggressive Strategy Fund--Class E Shares

                                                                                              Year Ended December 31,
                                                                                             ------------------------
                                                                                  2000*      1999     1998     1997**
                                                                                  -----      ----     ----     ------
Net Asset Value, Beginning of Period ......................................  $    11.17  $   9.94  $  9.14  $   10.00
                                                                             ----------  --------  -------  ---------
Income From Operations
   Net investment income (loss)(a)(b) .....................................         .11       .18      .19        .10
   Net realized and unrealized gain (loss).................................        (.28)     1.56      .87       (.11)
                                                                             ----------  --------  -------  ---------
     Total income from operations .........................................        (.17)     1.74     1.06       (.01)
                                                                             ----------  --------  -------  ---------
Distributions
   From net investment income .............................................        (.24)     (.35)    (.25)      (.31)
   From net realized gain .................................................        (.38)     (.16)    (.01)      (.54)
                                                                             ----------  --------  -------  ---------
     Total distributions...................................................        (.62)     (.51)    (.26)      (.85)
                                                                             ----------  --------  -------  ---------
Net Asset Value, End of Period ............................................  $    10.38  $  11.17  $  9.94  $    9.14
                                                                             ==========  ========  =======  =========

Total Return (%)(c) .......................................................       (1.50)    17.95    11.69       (.19)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...............................     193,351   167,677   62,188      5,307
   Ratios to average net assets (%):
     Operating Expenses, net (d) ..........................................         .25       .25      .25        .25
     Operating Expenses, gross (d)(e) .....................................         .50       .50      .66         --
     Net investment income (c) ............................................        1.04      1.73     1.88        .97

   Portfolio turnover rate (%) ............................................       40.57     71.44    93.08      56.88

 *  For the ten months ended October 31, 2000.
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Aggressive Strategy Fund--Class S Shares

                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period ..................................................................       $ 10.82
                                                                                                              -------
Income From Operations
   Net investment income (loss)(a)(b) .................................................................           .11
   Net realized and unrealized gain (loss).............................................................           .09
                                                                                                              -------
     Total income from operations .....................................................................           .20
                                                                                                              -------
Distributions
   From net investment income .........................................................................          (.23)
   From net realized gain .............................................................................          (.38)
                                                                                                              -------
     Total distributions...............................................................................          (.61)
                                                                                                              -------
Net Asset Value, End of Period ........................................................................       $ 10.41
                                                                                                              =======

Total Return (%)(c) ...................................................................................          1.59
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........................................................        35,585
   Ratios to average net assets (%):
     Operating Expenses, net (d) ......................................................................           .00
     Operating Expenses, gross (d) ....................................................................           .25
     Net investment income (c) ........................................................................          1.15

   Portfolio turnover rate (%) ........................................................................         40.57

 *  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Not annualized.
(d) Annualized.

Equity Aggressive Strategy Fund--Class E Shares

                                                                                             Year Ended December 31,
                                                                                             ------------------------
                                                                                  2000*      1999     1998     1997**
                                                                                  -----      ----     ----     ------
Net Asset Value, Beginning of Period ......................................  $    11.39  $   9.80  $  8.83  $   10.00
                                                                             ----------  --------  -------  ---------
Income From Operations
   Net investment income (loss)(a)(b) .....................................         .03       .10      .03        .09
   Net realized and unrealized gain (loss).................................        (.35)     2.00     1.18       (.33)
                                                                             ----------  --------  -------  ---------
     Total income from operations .........................................        (.32)     2.10     1.21       (.24)
                                                                             ----------  --------  -------  ---------
Distributions
   From net investment income .............................................        (.18)     (.35)    (.19)      (.33)
   From net realized gain .................................................        (.61)     (.16)    (.05)      (.60)
                                                                             ----------  --------  -------  ---------
     Total distributions...................................................        (.79)     (.51)    (.24)      (.93)
                                                                             ----------  --------  -------  ---------
Net Asset Value, End of Period ............................................  $    10.28  $  11.39  $  9.80  $    8.83
                                                                             ==========  ========  =======  =========

Total Return (%)(c) .......................................................       (2.75)    21.96    13.75      (2.42)
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...............................     190,273   202,066   91,459      2,985
   Ratios to average net assets (%):
     Operating Expenses, net (d) ..........................................         .25       .25      .25        .25
     Operating Expenses, gross (d)(e) .....................................         .50       .50      .62         --
     Net investment income (c) ............................................         .24       .99      .28        .45

   Portfolio turnover rate (%) ............................................       58.41     76.20    73.95      48.30

 *  For the ten months ended October 31, 2000.
** For the period September 30, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

Equity Aggressive Strategy Fund--Class S Shares


                                                                                                                2000*
                                                                                                                -----
Net Asset Value, Beginning of Period ..................................................................       $ 10.91
                                                                                                              -------
Income From Operations
   Net investment income (loss)(a)(b) .................................................................           .04
   Net realized and unrealized gain (loss).............................................................           .17
                                                                                                              -------
     Total income from operations .....................................................................           .21
                                                                                                              -------
Distributions
   From net investment income .........................................................................          (.17)
   From net realized gain .............................................................................          (.61)
                                                                                                              -------
     Total distributions...............................................................................          (.78)
                                                                                                              -------
Net Asset Value, End of Period ........................................................................       $ 10.34
                                                                                                              =======

Total Return (%)(c) ...................................................................................          1.93
Ratios/Supplemental Data:
   Net Assets, end of period (in thousands) ...........................................................        25,524
   Ratios to average net assets (%):
     Operating Expenses, net (d) ......................................................................           .00
     Operating Expenses, gross (d) ....................................................................           .25
     Net investment income (c) ........................................................................           .45

   Portfolio turnover rate (%) ........................................................................         58.41


 *  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c) Not annualized.
(d) Annualized.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Funds invest.

                             Diversified Equity Fund

Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000, Minneapolis, MN 55402.

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
53051.

Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                            Quantitative Equity Fund

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                               Special Growth Fund

CapitalWorks Investment Partners, LLC, 401 West "A" Street, Suite 1675, San Diego, CA 92101.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA 98101.

TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036.

Westpeak Investment Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                           Real Estate Securities Fund

AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.

Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, 2nd Floor, Chicago, IL 60603.

                          International Securities Fund

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-2703.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

The Boston Company Asset Management, LLC., One Boston Place, 14th Floor, Boston, MA 02108-4402.

                              Emerging Markets Fund

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th Floor, New York, NY 10019.

                              Diversified Bond Fund

Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                             Multistrategy Bond Fund

Lazard Asset Management (a division of Lazard Fieres & Company LLC), 30 Rockefeller Plaza, New York, NY 10112-6300.

Miller, Anderson & Sherrerd, LLP, One Tower Bridge, W. Conshohocken, PA 19428-2899.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.

                              Short Term Bond Fund

BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY 10154.

Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge, MA 02142-1611.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 360, P.O. Box 6430, Newport Beach, CA 92658-6430.

STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101-2143.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investment is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and S Shares:
    Conservative Strategy Fund
    Moderate Strategy Fund
    Balanced Strategy Fund
    Aggressive Strategy Fund
    Equity Aggressive Strategy Fund



[LOGO OF FRANK RUSSELL COMPANY]     Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-090 (0301)

                                                FRANK RUSSELL INVESTMENT COMPANY

------------------------------
TAX-MANAGED GLOBAL EQUITY FUND
------------------------------

Tax-Managed Global Equity Fund

PROSPECTUS
CLASS E AND S SHARES


MARCH 1, 2001











909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                TABLE OF CONTENTS


Risk/Return Summary .......................................................   1
   Investment Objective ...................................................   1
   Principal Investment Strategies ........................................   1
   Principal Risks ........................................................   2
   Performance ............................................................   4
   Fees and Expenses ......................................................   4
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ....   6
Management of the Underlying Funds ........................................   8
The Money Managers for the Underlying Funds ...............................  11
Investment Objective and Principal Investment Strategies of the
Underlying Funds ..........................................................  12
Risks .....................................................................  21
Dividends and Distributions ...............................................  24
Taxes .....................................................................  25
How Net Asset Value is Determined .........................................  26
Distribution and Shareholder Servicing Arrangements .......................  26
How to Purchase Shares ....................................................  27
Exchange Privilege ........................................................  29
How to Redeem Shares ......................................................  30
Payment of Redemption Proceeds ............................................  31
Written Instructions ......................................................  31
Account Policies ..........................................................  32
Financial Highlights ......................................................  33
Money Manager Information .................................................  34

                               RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

     The Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

     The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.

                        PRINCIPAL INVESTMENT STRATEGIES

     The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.

     The Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other fund-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

     The Fund intends to minimize its taxable distributions to shareholders in three ways:

 .    First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

 .    Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

 .    Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

     When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

     The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                TAX-MANAGED
                     UNDERLYING FUND                         GLOBAL EQUITY FUND
                     ---------------                         ------------------

Tax-Managed Large Cap Fund ................................          50%
International Securities Fund .............................          20%
Tax-Managed Small Cap Fund ................................          15%
Quantitative Equity Fund ..................................          10%
Emerging Markets Fund .....................................           5%



     The Fund intends to be fully invested at all times. However, the Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). The Fund may invest its liquidity reserves in one or more FRIC money market funds.

  The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


DIVERSIFICATION

     The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.

                                PRINCIPAL RISKS

     You should consider the following factors before investing in the Fund:


 .    An investment in the Fund, like any investment, has risks. The value of the
     Fund fluctuates, and you could lose money.

 .    Since the assets of the Fund are invested primarily in shares of the
     Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

 .    The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

 .    The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".

 .    The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

 .    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 .    The officers and Trustees of the Fund presently serve as officers and
     Trustees of the Underlying Funds. FRIMCo presently serves as investment advisor of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

 .    The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

 .    The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

 .    If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                   PERFORMANCE

     Because the Fund had not been in operation for a full calendar year as of the date of this Prospectus, its performance history and average annual returns are not included. Performance history and average annual total returns will be available for the Fund after it has been in operation for one calendar year.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                       MAXIMUM SALES
                        MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                        CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                          IMPOSED ON     REINVESTED        CHARGE       REDEMPTION   EXCHANGE
                          PURCHASES      DIVIDENDS          (LOAD)         FEES        FEES
                          ---------      ---------         -------         ----        ----
Class S..............       None            None            None           None        None


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                (% OF NET ASSETS)

                                      OTHER
                                     EXPENSES
                                    (INCLUDING
                                  ADMINISTRATIVE
                                     FEES AND     TOTAL GROSS
                                    SHAREHOLDER   ANNUAL FUND    FEE WAIVERS      TOTAL NET FUND
                        ADVISORY     SERVICING     OPERATING     AND EXPENSE        OPERATING
                          FEE          FEES        EXPENSES    REIMBURSEMENTS#      EXPENSES*
                          ---          ----        --------    ---------------      ---------
Class E+..............   0.20%        0.25%          0.45%         (0.20)%            0.25%
Class S...............   0.20%        0.00%          0.20%         (0.20)%            0.00%

* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.
## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
# FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for the Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.
+ Annual operating expenses for Class E of the Fund are based on average net assets expected to be invested during the first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.

DIRECT EXPENSES

     No direct operating expenses will be borne by the Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

     The Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.


INDIRECT EXPENSES

     Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of October 31, 2000).

                                                           TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                             EXPENSE RATIOS
--------------------------------                           -------------------
Quantitative Equity Fund ................................         0.92%
International Securities Fund ...........................         1.29%
Emerging Markets Fund ...................................         1.92%
Tax-Managed Large Cap Fund ..............................         0.86%
Tax-Managed Small Cap Fund ..............................         1.25%


     Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                            CLASS E   CLASS S
                                                            -------   -------
Global Equity Fund........................................   1.31%     1.06%


     The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                          1 YEAR   3 YEARS
                                                          ------   -------
Class E ...............................................    $133     $457
Class S ...............................................     108      379




                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

 .    Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

 .    Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

 .    Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following chart:

                                  [PIE CHART]

                       50%   Tax-Managed Large Cap Fund
                       20%   International Securities
                       15%   Tax-Managed Small Cap Fund
                       10%   Quantitative Equity
                       5%    Emerging Markets

                        Tax-Managed Global Equity Fund

     The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.



                       MANAGEMENT OF THE UNDERLYING FUNDS

     The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages. He also oversees certain other FRIC Funds as described below.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

 .    Randall Lert, who has been Chief Investment Officer since June 1989.

 .    Mark Amberson, who has been a Portfolio Manager of FRIMCo since January
     1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

 .    Randal Burge, who has been Director of Global Fixed Income since January
     2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.


 .    Jean Carter, who has been Director of Global Equities since January 2000.
     From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

 .    Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
     From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

 .    Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
     From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

 .    James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
     Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

 .    James Jornlin, who has been a Portfolio Manager of FRIMCo since January
     2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

 .    Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
     Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

 .    Symon Parish, who has been a Portfolio Manager of Russell Investment
     Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

 .    Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January
     1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

 .    Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

 .    Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

 .    James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

 .    Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

 .    Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

 .    James Jornlin has primary responsibility for the management of the
     Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of the Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for the Fund through February 28, 2002.

     In addition to the advisory and administrative fees payable by the Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

     The annual rate of the advisory and administrative fees payable to FRIMCo monthly on a pro rata basis are the following percentages of the average daily net assets of each Underlying Fund: Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Small Cap Fund 1.03%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

     J.P. Morgan Fleming Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

     Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a Ph.D. from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

          INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF
                              THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington,
253/627-7001).


TAX-MANAGED LARGE CAP FUND
--------------------------

INVESTMENT     To provide capital growth on an after-tax basis by investing
OBJECTIVE      principally in equity securities.

               The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

INTERNATIONAL SECURITIES FUND
-----------------------------

INVESTMENT     To provide favorable total return and additional diversification
OBJECTIVE      for US investors.

PRINCIPAL      The International Securities Fund invests primarily in equity
INVESTMENT     securities issued by companies domiciled outside the US and in
STRATEGIES     depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
--------------------------

INVESTMENT     To provide capital growth on an after-tax basis by investing
OBJECTIVE      principally in equity securities of small capitalization
               companies.

PRINCIPAL      The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT     securities of small capitalization US companies. While market
STRATEGIES     capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell
               3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

INVESTMENT     To provide a total return greater than the total return of the US
OBJECTIVE      stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

PRINCIPAL      The Quantitative Equity Fund invests primarily in common stocks
INVESTMENT     of medium and large capitalization companies which are
STRATEGIES     predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

INVESTMENT     To provide maximum total return primarily through capital
OBJECTIVE      appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

PRINCIPAL      The Emerging Markets Fund will primarily invest in equity
INVESTMENT     securities of companies that are located in countries with
STRATEGIES     emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
               Europe.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

               The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

     An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made my and Underlying Funds, and lists next to each description those Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying
Funds.

RISK ASSOCIATED WITH:           DESCRIPTION                 RELEVANT FUND

MULTI-MANAGER          The investment styles employed   Global Equity Fund
APPROACH               by a Fund's money managers may
                       not be complementary. The        (Underlying Funds:
                       interplay of the various         Quantitative Equity
                       strategies employed by a         International Securities
                       Fund's multiple money managers   Emerging Markets)
                       may result in a Fund holding a
                       concentration of certain types
                       of securities. This
                       concentration may be
                       beneficial or detrimental to a
                       Fund's performance depending
                       upon the performance of those
                       securities and the overall
                       economic environment. The
                       multi-manager approach could
                       result in a high level of
                       portfolio turnover, resulting
                       in higher Fund brokerage
                       expenses and increased tax
                       liability from a Fund's
                       realization of capital gains.

TAX-SENSITIVE          A Fund's tax-managed equity      Global Equity Fund
MANAGEMENT             investment strategy may not
                       provide as high a return before  (Underlying Funds:
                       consideration of federal income Tax-Managed Large Cap tax consequences as other mutual Tax-Managed Small Cap) funds. A tax-sensitive investment strategy involves active management and a Fund may realize capital gains.
                       Additionally, this strategy may
                       not be fully implemented in some
                       situations. For example, the
                       Fund may not have any capital
                       losses to offset capital gains.

EQUITY SECURITIES      The value of equity securities   Global Equity Fund
                       will rise and fall in response
                       to  the activities of the        (All Underlying Funds)
                       company that issued the stock,
                       general market conditions and/or
                       economic conditions.

  . Value         Investments in value stocks are      Global Equity Fund
    Stocks        subject to risks that (i) their
                  intrinsic values may never be        (Underlying Funds:
                  realized by the market or (ii) such  International Securities stock may turn out not to have been  Tax-Managed Large Cap
                  undervalued.                         Tax-Managed Small Cap)


  . Growth        Growth company stocks may provide    Global Equity Fund
    Stocks        minimal dividends which could
                  otherwise cushion stock prices in a  (Underlying Funds:
                  market decline. The value of growth  International Securities
                  company stocks may rise and fall     Tax-Managed Large Cap
                  significantly based, in part, on     Tax-Managed Small Cap)
                  investors' perceptions of the
                  company, rather than on fundamental
                  analysis of the stocks.


  . Market-       Market-oriented investments are      Global Equity Fund
    Oriented      generally subject to the risks
    Investments   associated with growth and value     (Underlying Funds:
                  stocks.                              Quantitative Equity
                                                       International Securities
                                                       Tax-Managed Large Cap
                                                       Tax-Managed Small Cap)


  . Securities of Investments in smaller               Global Equity Fund
    Small         companies may involve greater
    Capital-      risks because these companies        (Underlying Fund:
    ization       generally have a limited             Tax-Managed Small Cap)
    Companies     track record. Smaller
                  companies often have narrower
                  markets and more limited
                  managerial and financial
                  resources than larger, more
                  established companies. As a
                  result, their performance can
                  be more volatile, which may
                  increase the volatility of a
                  Fund's portfolio.

INTERNATIONAL           A Fund's return and net asset  Global Equity Fund
SECURITIES              value may be significantly
                        affected by political or       Underlying Funds:
                        economic conditions and        International Securities
                        regulatory requirements in a   Emerging Markets)
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards
                        typically are not as strict
                        as they are in the US and
                        there may be less public
                        information available about
                        foreign companies. Non-US
                        securities markets may be
                        less liquid and have fewer
                        transactions than US
                        securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  . Emerging Market     Investments in emerging or     Global Equity Fund
    Countries           developing markets involve
                        exposure to economic           (Underlying Fund:
                        structures that are generally Emerging Markets) less diverse and mature, and to political systems which have less stability than those of more developed countries.
                        Emerging market securities are
                        subject to currency transfer
                        restrictions and may
                        experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

EXPOSING LIQUIDITY      By exposing its liquidity      Global Equity Fund
RESERVES TO EQUITY      reserves to the equity market,
MARKETS                 principally by use of equity   (Underlying Funds:
                        futures, a Fund's performance  Quantitative Equity
                        tends to correlate more        International
                        closely to the performance     Securities Tax-Managed
                        of the market as a whole.      Large CapTax-Managed
                        However, the market            Small Cap)
                        performance of equity
                        futures may not correlate
                        precisely to the performance
                        of the stock market. This
                        approach increases a Fund's
                        performance if equity markets
                        rise and reduces a Fund's
                        performance if equity
                        markets decline.

SECURITIES LENDING      If a borrower of a Fund's      Global Equity Fund
                        securities fails financially,
                        the Fund's recovery of the     (Underlying Funds:
                        loaned securities may be       All Underlying Funds)
                        delayed or the Fund may lose
                        its rights to the collateral
                        which could result in a loss
                        to a Fund.

                           DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.


CAPITAL GAINS DISTRIBUTIONS

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

     In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Fund at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                      TAXES

     In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Underlying Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

     By law, the Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE

     The net asset value per Share is calculated for Shares of each Class of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading . The NYSE is not open on national holidays or Good Friday. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

     The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


VALUATION OF PORTFOLIO SECURITIES

     Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Because some of the Underlying Funds in which the Fund invests hold portfolio securities listed primarily on foreign exchanges, the net asset value of both those Underlying Funds' and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

     Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.



               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     The Fund offers multiple Classes of Shares: Class C Shares, Class E and Class S Shares.

     CLASS C SHARES participate in the Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

     CLASS E SHARES participate in the Fund's shareholder servicing plan. Under the shareholder servicing plan, the Fund's Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Fund's Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     CLASS S SHARES participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.



                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in the Fund.

     The Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

     Financial Intermediaries may charge their customers a fee for providing investment-related services.

     Financial Intermediaries that maintain omnibus accounts with the Fund may receive administrative fees from the Fund or its transfer agent.


PAYING FOR SHARES

     You may purchase Shares through a Financial Intermediary on any business day the Fund is open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. Under certain circumstances, such as retirement plan rollovers, you may also be able to purchase Shares directly from the Funds.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Fund of your order. You will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

     Orders must be received by the Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

     For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

     You can pay for orders by wiring federal funds to the Fund's Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

     You can make initial or subsequent investments through ACH to the Fund's Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

     You can make regular investments (minimum $50) in the Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

     The Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

     Through your Financial Intermediary, you may be able to exchange Shares you own for shares of another FRIC Fund on the basis of the current net asset value per share at the time of the exchange. Shares offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

     FRIMCo, in its capacity as the Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day the Fund is open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

     Because short-term investments are inconsistent with the Fund's long-term strategy, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.


REDEMPTION DATES AND TIMES

     Redemption requests must be placed through a Financial Intermediary and received by the Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered.


BY MAIL OR TELEPHONE

     You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

     The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.


OMNIBUS ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Fund held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, the Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Fund receives a redemption request in proper form.


BY WIRE

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Fund receives your redemption request. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

   ACCOUNT TYPE             REQUIREMENTS FOR WRITTEN REQUESTS

   Individual, Joint        Written instructions must be signed by each
   Tenants, Tenants in      shareholder, exactly as the names appear in the
   Common                   account registration.

   UGMA or UTMA (custodial  Written instructions must be signed by the
   accounts for minors)     custodian in his/her capacity as it appears in the
                            account registration.

   ACCOUNT TYPE             REQUIREMENTS FOR WRITTEN REQUESTS

   Corporation,             Written instructions must be signed by authorized
   Association              person(s), stating his/her capacity as indicated by
                            corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

   Estate, Trust, Pension,  Written instructions must be signed by all
   Profit Sharing Plan      trustees. If the name of the trustee(s) does not
                            appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

   Joint tenancy            Written instructions must be signed by the
   shareholders whose       surviving tenant(s).  A certified copy of the death
   co-tenants are deceased  certificate must accompany the request.

SIGNATURE GUARANTEE

     The Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

     The Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

     For the protection of shareholders and the Fund, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Fund's financial performance for the past five years (or, if the Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Class E Shares of the Fund were issued during the periods shown.

TAX-MANAGED GLOBAL EQUITY FUND--CLASS S SHARES



                                                                       2000*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD .............................    $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) ..............................        .01
 Net realized and unrealized gain (loss)  ........................       (.22)
                                                                      -------
  Total income from operations ...................................       (.21)
                                                                      -------
DISTRIBUTIONS
 From net investment income ......................................       (.02)
                                                                      -------
NET ASSET VALUE, END OF PERIOD ...................................    $  9.77
                                                                      =======
TOTAL RETURN (%) (c)  ............................................      (2.12)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) ........................     26,802
 Ratios to average net assets (%):
  Operating Expenses, net (d) ....................................        .00
  Operating Expenses, gross (d) ..................................        .20
  Net investment income (c) ......................................        .06

 Portfolio turnover rate (%)  ....................................      44.04

*    For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Not annualized
(d)  Annualized.

                            MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Fund invests.


                           TAX-MANAGED LARGE CAP FUND

     J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                          INTERNATIONAL SECURITIES FUND

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-2703.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

The Boston Company Asset Management, LLC., One Boston Place, 14th Floor, Boston, MA 02108-4402.

                           TAX-MANAGED SMALL CAP FUND

Geewax, Terker & Company, 99 Starr Street, Phoenixville, PA 19460.

                            QUANTITATIVE EQUITY FUND

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.



                              EMERGING MARKETS FUND

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th Floor, New York, NY 10019.

     WHEN CONSIDERING AN INVESTMENT IN THE FUND, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. THE FUND HAS NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUND. THE FUND MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUND OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge.

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investment is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The Annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting you Financial Intermediary of the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet website at http//www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and S Shares:
    Tax-Managed Global Equity Fund


[LOGO OF FRANK RUSSELL COMPANY]     Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-084 (0301)

                                                FRANK RUSSELL INVESTMENT COMPANY

------------------------------
TAX-MANAGED GLOBAL EQUITY FUND
------------------------------

Tax-Managed Global Equity Fund

PROSPECTUS

CLASS C SHARES


MARCH 1, 2001








909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                TABLE OF CONTENTS


Risk/Return Summary .......................................................   1
   Investment Objective ...................................................   1
   Principal Investment Strategies ........................................   1
   Principal Risks ........................................................   2
   Performance ............................................................   4
   Fees and Expenses ......................................................   4
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification ....   6
Management of the Underlying Funds ........................................   8
The Money Managers for the Underlying Funds ...............................  10
Investment Objective and Principal Investment Strategies of the
  Underlying Funds ........................................................  12
Risks .....................................................................  21
Dividends and Distributions ...............................................  24
Taxes .....................................................................  25
How Net Asset Value is Determined .........................................  26
Distribution and Shareholder Servicing Arrangements .......................  26
How to Purchase Shares ....................................................  27
Exchange Privilege ........................................................  29
How to Redeem Shares ......................................................  30
Payment of Redemption Proceeds ............................................  31
Written Instructions ......................................................  31
Account Policies ..........................................................  32
Financial Highlights ......................................................  33
Money Manager Information .................................................  34

                               RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

     The Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

     The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.

                         PRINCIPAL INVESTMENT STRATEGIES

     The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.

     The Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other fund-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

     The Fund intends to minimize its taxable distributions to shareholders in three ways:

    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

    . Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

     When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

     The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                                                TAX-MANAGED
                     UNDERLYING FUND                         GLOBAL EQUITY FUND
                     ---------------                         ------------------

Tax-Managed Large Cap Fund .................................         50%
International Securities Fund ..............................         20%
Tax-Managed Small Cap Fund .................................         15%
Quantitative Equity Fund ...................................         10%
Emerging Markets Fund ......................................          5%


     The Fund intends to be fully invested at all times. However, the Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). The Fund may invest its liquidity reserves in one or more FRIC money market funds.

     The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

     The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.

                                 PRINCIPAL RISKS

     You should consider the following factors before investing in the Fund:

    . An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

    . Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

    . The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

    . The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks".

 .    The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

 .    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 .    The officers and Trustees of the Fund presently serve as officers and
     Trustees of the Underlying Funds. FRIMCo presently serves as investment advisor of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

 .    The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

 .    The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

 .    If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                   PERFORMANCE

     Because the Fund had not been in operation for a full calendar year as of the date of this Prospectus, its performance history and average annual returns are not included. Performance history and average annual total returns will be available for the Fund after it has been in operation for one calendar year.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                       MAXIMUM SALES
                        MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                        CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                          IMPOSED ON     REINVESTED        CHARGE       REDEMPTION   EXCHANGE
                          PURCHASES      DIVIDENDS          (LOAD)         FEES        FEES
                          ---------      ---------         -------         ----        ----
Class C .............       None            None            None           None        None


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                (% OF NET ASSETS)

                                                   OTHER
                                                  EXPENSES
                                                 (INCLUDING
                                               ADMINISTRATIVE
                                                  FEES AND     TOTAL GROSS
                                                 SHAREHOLDER   ANNUAL FUND    FEE WAIVERS      TOTAL NET FUND
                    ADVISORY   DISTRIBUTION       SERVICING     OPERATING     AND EXPENSE        OPERATING
                      FEE     (12B-1) FEES***       FEES        EXPENSES    REIMBURSEMENTS#      EXPENSES*
                      ---     ---------------       ----        --------    ---------------      ---------
Class C **.......    0.20%         0.75%           0.25%          1.20%         (0.20)%            1.00%

* The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary . You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

# FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for the Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Fund as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

DIRECT EXPENSES

     No direct operating expenses will be borne by the Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

     The Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.


INDIRECT EXPENSES

     Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of October 31, 2000).

                                                           TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                             EXPENSE RATIOS
--------------------------------                           -------------------
Quantitative Equity Fund .................................        0.92%
International Securities Fund ............................        1.29%
Emerging Markets Fund ....................................        1.92%
Tax-Managed Large Cap Fund ...............................        0.86%
Tax-Managed Small Cap Fund ...............................        1.25%


     Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                                      CLASS C
                                                                      -------
Global Equity Fund................................................     2.06%


     The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                          1 YEAR   3 YEARS
                                                          ------   -------
Class C ..............................................     $209     $687




                            THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

 .    Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

 .    Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

 .    Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following chart:

                                  [PIE CHART]

                        50%  Tax-Managed Large Cap Fund
                        20%  International Securities
                        15%  Tax-Managed Small Cap Fund
                        10%  Quantitative Equity
                         5%  Emerging Markets

                        Tax-Managed Global Equity Fund

     The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.



                       MANAGEMENT OF THE UNDERLYING FUNDS

     The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

     FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

     James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages. He also oversees certain other FRIC Funds as described below.

     FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

 .    Randall Lert, who has been Chief Investment Officer since June 1989.

 .    Mark Amberson, who has been a Portfolio Manager of FRIMCo since January
     1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group.

 .    Randal Burge, who has been Director of Global Fixed Income since January
     2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia.

 .    Jean Carter, who has been Director of Global Equities since January 2000.
     From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

 .    Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
     From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

 .    Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
     From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

 .    James Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
     Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

 .    James Jornlin, who has been a Portfolio Manager of FRIMCo since January
     2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

 .    Eric Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
     Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

 .    Symon Parish, who has been a Portfolio Manager of Russell Investment
     Management Limited, an affiliate of FRIMCo, since 2000. From 1996 to 2000, Mr. Parish was an Associate Portfolio Manager of Frank Russell Company Limited, an affiliate of FRIMCo. From 1994 to 1996, Mr. Parish was a client service executive in Russell's Auckland office.

 .    Dennis Trittin, who has been a Portfolio Manager of FRIMCo since January
     1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.

     The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

 .    Mark Amberson and Randy Burge have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

 .    Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

 .    James Jornlin and Symon Parish have primary responsibility for the management of the Emerging Markets Fund.

 .    Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

 .    Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

 .    James Jornlin has primary responsibility for the management of the
     Tax-Managed Global Equity, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

     The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of the Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for the Fund through February 28, 2002.

     In addition to the advisory and administrative fees payable by the Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

     The annual rate of the advisory and administrative fees payable to FRIMCo monthly on a pro rata basis are the following percentages of the average daily net assets of each Underlying Fund: Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Small Cap Fund 1.03%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

     J.P. Morgan Fleming Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

     Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a Ph.D. from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF
                              THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


TAX-MANAGED LARGE CAP FUND
--------------------------

INVESTMENT     To provide capital growth on an after-tax basis by investing
OBJECTIVE      principally in equity securities.

               The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

INVESTMENT     To provide favorable total return and additional diversification
OBJECTIVE      for US investors.

PRINCIPAL      The International Securities Fund invests primarily in equity
INVESTMENT     securities issued by companies domiciled outside the US and in
STRATEGIES     depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
               East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

               The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

               The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                    . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                    . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                    . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
--------------------------

INVESTMENT     To provide capital growth on an after-tax basis by investing
OBJECTIVE      principally in equity securities of small capitalization
               companies.

PRINCIPAL      The Tax-Managed Small Cap Fund invests primarily in equity
INVESTMENT     securities of small capitalization US companies. While market
STRATEGIES     capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell
               3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

               The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

               The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

               The Fund intends to minimize its taxable distributions to shareholders in two ways:

                    . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                    . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

               If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

               The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

               When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

               The Fund intends to be fully invested at all times.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

INVESTMENT     To provide a total return greater than the total return of the US
OBJECTIVE      stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

PRINCIPAL      The Quantitative Equity Fund invests primarily in common stocks
INVESTMENT     of medium and large capitalization companies which are
STRATEGIES     predominately US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

               The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

               The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/ cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

               The Fund intends to be fully invested at all times.

               Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

INVESTMENT     To provide maximum total return primarily through capital
OBJECTIVE      appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

PRINCIPAL      The Emerging Markets Fund will primarily invest in equity
INVESTMENT     securities of companies that are located in countries with
STRATEGIES     emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western
               Europe.

               The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

               The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

               Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

               The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

               When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

               The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

               A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

               The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

               From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                      RISKS

     An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description those Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

RISK ASSOCIATED WITH:           DESCRIPTION                  RELEVANT FUND

MULTI-MANAGER          The investment styles employed   Global Equity Fund
APPROACH               by a Fund's money managers may
                       not be complementary. The        (Underlying Funds:
                       interplay of the various         Quantitative Equity
                       strategies employed by a         International Securities
                       Fund's multiple money managers   Emerging Markets)
                       may result in a Fund holding a
                       concentration of certain types
                       of securities. This
                       concentration may be
                       beneficial or detrimental to a
                       Fund's performance depending
                       upon the performance of those
                       securities and the overall
                       economic environment. The
                       multi-manager approach could
                       result in a high level of
                       portfolio turnover, resulting
                       in higher Fund brokerage
                       expenses and increased tax
                       liability from a Fund's
                       realization of capital gains.

TAX-SENSITIVE          A Fund's tax-managed equity      Global Equity Fund
MANAGEMENT             investment strategy may not
                       provide as high a return before  (Underlying Funds:
                       consideration of federal income Tax-Managed Large Cap tax consequences as other mutual Tax-Managed Small Cap) funds. A tax-sensitive investment strategy involves active management and a Fund may realize capital gains.
                       Additionally, this strategy may
                       not be fully implemented in some
                       situations. For example, the
                       Fund may not have any capital
                       losses to offset capital gains.

EQUITY SECURITIES      The value of equity securities   Global Equity Fund
                       will rise and fall in response
                       to the activities of the         (All Underlying Funds)
                       company that issued the stock,
                       general market conditions and/or
                       economic conditions.

  . Value              Investments in value stocks are  Global Equity Fund
    Stocks             subject to risks that (i) their
                       intrinsic values may never be    (Underlying Funds:
                       realized by the market or (ii)   International Securities
                       such stock may turn out not to   Tax-Managed Large Cap
                       have been undervalued.           Tax-Managed Small Cap)

  . Growth             Growth company stocks may        Global Equity Fund
    Stocks             provide minimal dividends which
                       could otherwise cushion stock    (Underlying Funds:
                       prices in a market decline. The  International Securities
                       value of growth company stocks   Tax-Managed Large Cap
                       may rise and fall significantly Tax-Managed Small Cap) based, in part, on investors' perceptions of the company, rather than on fundamental analysis of the stocks.

  . Market-Oriented    Market-oriented investments are  Global Equity Fund
    Investments        generally subject to the risks
                       associated with growth and value (Underlying Funds:
                       stocks.                          Quantitative Equity
                                                        International Securities
                                                        Tax-Managed Large Cap
                                                        Tax-Managed Small Cap)

  . Securities of      Investments in smaller           Global Equity Fund
    Small              companies may involve greater
    Capitalization     risks because these companies    (Underlying Fund:
    Companies          generally have a limited         Tax-Managed Small Cap)
                       track record. Smaller
                       companies often have narrower
                       markets and more limited
                       managerial and financial
                       resources than larger, more
                       established companies. As a
                       result, their performance can
                       be more volatile, which may
                       increase the volatility of a
                       Fund's portfolio.

INTERNATIONAL          A Fund's return and net asset    Global Equity Fund
SECURITIES             value may be significantly
                       affected by political or         (Underlying Funds:
                       economic conditions and          International Securities
                       regulatory requirements in a     Emerging Markets)
                       particular country. Non-US
                       markets, economies and
                       political systems may be less
                       stable than US markets, and
                       changes in exchange rates of
                       foreign currencies can affect
                       the value of a Fund's foreign
                       assets. Non-US laws and
                       accounting standards
                       typically are not as strict
                       as they are in the US and
                       there may be less public
                       information available about
                       foreign companies. Non-US
                       securities markets may be
                       less liquid and have fewer
                       transactions than US
                       securities markets.
                       Additionally, international
                       markets may experience delays
                       and disruptions in securities
                       settlement procedures for a
                       Fund's portfolio securities.

  . Emerging Market    Investments in emerging or       Global Equity Fund
    Countries          developing markets involve
                       exposure to economic structures  (Underlying Fund:
                       that are generally less diverse Emerging Markets) and mature, and to political systems which have less stability than those of more developed countries. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities.

EXPOSING LIQUIDITY     By exposing its liquidity        Global Equity Fund
RESERVES TO EQUITY     reserves to the equity market,
MARKETS                principally by use of equity     (Underlying Funds:
                       futures, a Fund's performance    Quantitative Equity
                       tends to correlate more closely International Securities to the performance of the market Tax-Managed Large Cap as a whole. However, the market Tax-Managed Small Cap) performance of equity futures may not correlate precisely to the performance of the stock market. This approach increases a Fund's performance if equity markets rise and reduces a
                       Fund's performance if equity
                       markets decline.

SECURITIES LENDING     If a borrower of a Fund's        Global Equity Fund
                       securities fails financially,
                       the Fund's recovery of the       (Underlying Funds:
                       loaned securities may be         All Underlying Funds)
                       delayed or the Fund may lose its
                       rights to the collateral which
                       could result in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.


CAPITAL GAINS DISTRIBUTIONS

     The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

     In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Fund at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                      TAXES

     In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Underlying Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

     By law, the Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE

     The net asset value per Share is calculated for Shares of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading . The NYSE is not open on national holidays or Good Friday. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

     The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


VALUATION OF PORTFOLIO SECURITIES

     Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Because some of the Underlying Funds in which the Fund invests hold portfolio securities listed primarily on foreign exchanges, the net asset value of both those Underlying Funds' and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

     Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.




               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

          The Fund offers multiple Classes of Shares: Class C Shares, Class E and Class S Shares.

          CLASS C SHARES participate in the Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

          CLASS E SHARES participate in the Fund's shareholder servicing plan. Under the shareholder servicing plan, the Fund's Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Fund's Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

          CLASS S SHARES participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.



                             HOW TO PURCHASE SHARES

     Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     For Class C Shares, there is a $1,000 required minimum initial investment for each account in the Fund.

     The Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

     Financial Intermediaries may charge their customers a fee for providing investment-related services.

     Financial Intermediaries that maintain omnibus accounts with the Fund may receive administrative fees from the Fund or its transfer agent. Financial Intermediaries may receive distribution and shareholder servicing compensation with respect to Class C Shares.


PAYING FOR SHARES

     You may purchase Shares through a Financial Intermediary on any business day the Fund is open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Fund of your order. You will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

     Orders must be received by the Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

     For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

     You can pay for orders by wiring federal funds to the Fund's Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

     You can make initial or subsequent investments through ACH to the Fund's Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

     You can make regular investments (minimum $50) in the Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

     The Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

     Through your Financial Intermediary, you may be able to exchange Shares you own for shares of another FRIC Fund on the basis of the current net asset value per share at the time of the exchange. Shares offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

     FRIMCo, in its capacity as the Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day the Fund is open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

     Because short-term investments are inconsistent with the Fund's long-term strategy, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.


REDEMPTION DATES AND TIMES

     Redemption requests must be placed through a Financial Intermediary and received by the Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

     Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered.


BY MAIL OR TELEPHONE

     You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

     The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.


OMNIBUS ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Fund held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, the Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Fund receives a redemption request in proper form.


BY WIRE

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Fund receives your redemption request. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number

SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

   ACCOUNT TYPE             REQUIREMENTS FOR WRITTEN REQUESTS

   Individual, Joint        Written instructions must be signed by each
   Tenants, Tenants in      shareholder, exactly as the names appear in the
   Common                   account registration.

   UGMA or UTMA (custodial  Written instructions must be signed by the
   accounts for minors)     custodian in his/her capacity as it appears in the
                            account registration.

   ACCOUNT TYPE             REQUIREMENTS FOR WRITTEN REQUESTS

   Corporation,             Written instructions must be signed by authorized
   Association              person(s), stating his/her capacity as indicated by
                            corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

   Estate, Trust, Pension,  Written instructions must be signed by all
   Profit Sharing Plan      trustees. If the name of the trustee(s) does not
                            appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

   Joint tenancy            Written instructions must be signed by the
   shareholders whose       surviving tenant(s).  A certified copy of the death
   co-tenants are deceased  certificate must accompany the request.

SIGNATURE GUARANTEE

     The Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

     The Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

     For the protection of shareholders and the Fund, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Fund's financial performance for the past five years (or, if the Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.


TAX-MANAGED GLOBAL EQUITY FUND--CLASS C SHARES



                                                                        2000*
                                                                       ------

NET ASSET VALUE, BEGINNING OF PERIOD ..............................   $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) ...............................      (.06)
 Net realized and unrealized gain (loss)  .........................      (.19)
                                                                      -------
  Total income from operations ....................................      (.25)
                                                                      -------
DISTRIBUTIONS
 From net investment income .......................................      (.02)
                                                                      -------
NET ASSET VALUE, END OF PERIOD ....................................   $  9.73
                                                                      =======
TOTAL RETURN (%) (c)  .............................................     (2.55)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) .........................     7,133
 Ratios to average net assets (%):
  Operating Expenses, net (d) .....................................      1.00
  Operating Expenses, gross (d) ...................................      1.20
  Net investment income (c) .......................................      (.68)

 Portfolio turnover rate (%)  .....................................     44.04

*    For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)  Not annualized
(d)  Annualized.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Fund invests.



                           TAX-MANAGED LARGE CAP FUND

     J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                          INTERNATIONAL SECURITIES FUND

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE England.

Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-2703.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, DE 19801-1165.

Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004.

Montgomery Asset Management, LLC, 101 California Street, 35th Floor, San Francisco, CA 94111.

Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.

The Boston Company Asset Management, LLC., One Boston Place, 14th Floor, Boston, MA 02108-4402.

                           TAX-MANAGED SMALL CAP FUND

Geewax, Terker & Company, 99 Starr Street, Phoenixville, PA 19460.

                            QUANTITATIVE EQUITY FUND

Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA
94105.

Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

J.P. Morgan Fleming Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.



                              EMERGING MARKETS FUND

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London EC2A 2NY England.

Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego, CA 92101.

Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th Floor, New York, NY 10019.

     WHEN CONSIDERING AN INVESTMENT IN THE FUND, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. THE FUND HAS NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUND. THE FUND MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUND OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investment is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and of the SAI, and may request other information, by contacting your Financial Intermediary of the Fund at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class C Shares:
    Tax-Managed Global Equity Fund



[LOGO OF FRANK RUSSELL COMPANY]     Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-089 (0301)

                       FRANK RUSSELL INVESTMENT COMPANY
                                 909 A Street
                           Tacoma, Washington 98402
                           Telephone (800) 972-0700
                         In Washington (253) 627-7001

                      STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2001

     Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

     This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

     This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the ten months ended October 31, 2000. Copies of the Funds' Annual Reports and Semi-Annual Reports accompany this Statement.

     As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:

                                Fund Inception

              Fund                         Date              Prospectus Date
              ----                         ----              ---------------

Equity I Fund                        October 15, 1981         March 1, 2001
Equity II Fund                       December 28, 1981        March 1, 2001
Equity III Fund                      November 27, 1981        March 1, 2001
Equity Q Fund                        May 29, 1987             March 1, 2001
Tax-Managed Large Cap Fund           October 7, 1996          March 1, 2001
Tax-Managed Small Cap Fund           December 1, 1999         March 1, 2001
International Fund                   January 31, 1983         March 1, 2001
Emerging Markets Fund                January 29, 1993         March 1, 2001
Fixed Income I Fund                  October 15, 1981         March 1, 2001
Fixed Income III Fund                January 29, 1993         March 1, 2001
Money Market Fund                    October 15, 1981         March 1, 2001
Diversified Equity Fund              September 5, 1985        March 1, 2001
Special Growth Fund                  September 5, 1985        March 1, 2001
Equity Income Fund                   September 5, 1985        March 1, 2001
Quantitative Equity Fund             May 15, 1987             March 1, 2001
International Securities Fund        September 5, 1985        March 1, 2001
Real Estate Securities Fund          July 28, 1989            March 1, 2001
Diversified Bond Fund                September 5, 1985        March 1, 2001
Short Term Bond Fund                 October 30, 1981         March 1, 2001
Multistrategy Bond Fund              January 29, 1993         March 1, 2001
Tax Exempt Bond Fund                 September 5, 1985        March 1, 2001
U.S. Government Money Market Fund    September 5, 1985        March 1, 2001
Tax Free Money Market Fund           May 8, 1987              March 1, 2001
Select Growth Fund                   January 31, 2001         March 1, 2001
Select Value Fund                    January 31, 2001         March 1, 2001

A shareholder of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I or Fixed Income III Funds may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.

Each of the Funds (except the money market funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

--------------------------------------------------------------------------------
Fund                             Class C   Class E   Class S   Class I   Class Y
--------------------------------------------------------------------------------
Equity I                                      X                   X         X
--------------------------------------------------------------------------------
Equity II                                     X                   X         X
--------------------------------------------------------------------------------
Equity III                                    X                   X         X
--------------------------------------------------------------------------------
Equity Q                                      X                   X         X
--------------------------------------------------------------------------------
Tax-Managed Large Cap               X         X         X
--------------------------------------------------------------------------------
Tax-Managed Small Cap               X         X         X
--------------------------------------------------------------------------------
International                                 X                   X         X
--------------------------------------------------------------------------------
Emerging Markets                    X         X         X
--------------------------------------------------------------------------------
Fixed Income I                                X                   X         X
--------------------------------------------------------------------------------
Fixed Income III                              X                   X         X
--------------------------------------------------------------------------------
Money Market                                            X
--------------------------------------------------------------------------------
Diversified Equity                  X         X         X
--------------------------------------------------------------------------------
Special Growth                      X         X         X
--------------------------------------------------------------------------------
Equity Income                       X         X         X
--------------------------------------------------------------------------------
Quantitative Equity                 X         X         X
--------------------------------------------------------------------------------
International Securities            X         X         X
--------------------------------------------------------------------------------
Real Estate Securities              X         X         X
--------------------------------------------------------------------------------
Diversified Bond                    X         X         X
--------------------------------------------------------------------------------
Short Term Bond                     X         X         X
--------------------------------------------------------------------------------
Multistrategy Bond                  X         X         X
--------------------------------------------------------------------------------
Tax Exempt Bond                     X         X         X
--------------------------------------------------------------------------------
U.S. Government Money                                   X
--------------------------------------------------------------------------------
Tax Free Money Market                                   X
--------------------------------------------------------------------------------
Select Growth Fund                  X         X         X         X         X
--------------------------------------------------------------------------------
Select Value Fund                   X         X         X         X         X
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

            CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                       GLOSSARY, WHICH BEGINS ON PAGE 71

                                                                                                                     Page
STRUCTURE AND GOVERNANCE.....................................................................................           1
       Organization and Business History.....................................................................           1
       Shareholder Meetings..................................................................................           1
       Controlling Shareholders..............................................................................           2
       Trustees and Officers.................................................................................           7

OPERATION OF FRIC............................................................................................          12
       Service Providers.....................................................................................          12
       Consultant............................................................................................          12
       Advisor and Administrator.............................................................................          12
       Money Managers........................................................................................          15
       Distributor...........................................................................................          16
       Custodian and Portfolio Accountant....................................................................          16
       Transfer and Dividend Disbursing Agent................................................................          16
       Order Placement Designees.............................................................................          16
       Independent Accountants...............................................................................          17
       Code of Ethics........................................................................................          17
       Plan Pursuant to Rule 18f-3...........................................................................          19
       Distribution Plan.....................................................................................          20
       Shareholder Services Plan.............................................................................          21
       Fund Expenses.........................................................................................          22
       Purchase and Redemption of Fund Shares................................................................          23
       Valuation of Fund Shares..............................................................................          23
       Valuation of Portfolio Securities.....................................................................          24
       Portfolio Transaction Policies........................................................................          24
       Portfolio Turnover Rate...............................................................................          25
       Brokerage Allocations.................................................................................          25
       Brokerage Commissions.................................................................................          26
       Yield and Total Return Quotations.....................................................................          28

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS....................................................          29
       Investment Restrictions...............................................................................          29
       Investment Policies...................................................................................          32
       Certain Investments...................................................................................          36

TAXES........................................................................................................          53

MONEY MANAGER INFORMATION....................................................................................          57

RATINGS OF DEBT INSTRUMENTS..................................................................................          64

FINANCIAL STATEMENTS.........................................................................................          70

GLOSSARY.....................................................................................................          71

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2001, the following shareholders owned 5% or more of any Class of any Fund's Shares:

     Diversified Bond Fund Class C - National Financial Services Co. CU, One Financial Center, Attn: Mutual Funds Dept. 5th Floor, 200 Liberty Street, New York, NY 10281, 52.98%, record.

     Diversified Bond Fund Class E - Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 13.81%, record; Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn:
     Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 7.85%, record; Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 5.33%, record.

     Diversified Bond Fund Class S - Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 16.81%, record; Citizens Bank, Saginaw, Attn: Trust/Investment Department, 101 North Washington, Saginaw, MI 48607-1206, 13.64%, record.

     Diversified Equity Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 25.39%, record.

     Diversified Equity Fund Class E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 21.84%, record; Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 8.03%, record.

     Diversified Equity Fund Class S - Equity Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.96%, record; Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.39%, record.

     Emerging Markets Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 34.04%, record.

     Emerging Markets Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 14.48%, record;
     Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 8.76%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.54%, record; Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 5.12%, record.

     Emerging Markets Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 12.94%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.61%, record.

     Equity I Fund Class E - FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-0610, 19.12%, record; US Bank NA, Custodian for Daily Valued Retirement Program, First Trust CTR (SPEN 0402), 180 East 5th Street, St. Paul, MN 55101-1606, 10.00%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 9.15%, record; Idaho Trust Co., A Division of Wealthbank NA-R,, 608 Northwest Blvd., Ste. 240, Phoenix, AZ 85016-3434, 6.60%, record; Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 6.22%, record; Junior Achievement Inc., Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.69%, record.

     Equity I Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 14.03%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 6.82%, record.

     Equity I Fund Class Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     Equity II Fund Class E - FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 31.85%, record; US Bank NA Cust. for Daily Valued Retirement Program, First Trust Center (SPEN 0402), 180 East 5th Street, St. Paul, MN 55101-2667, 13.05%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.32%, record.

     Equity II Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 18.46%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.47%, record.

     Equity II Fund Class Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box E 1919, Minneapolis, MN 55480, 96.38%, record.

     Equity III Fund Class E - Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 22.32%, record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 19.43%, record; FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-6010, 10.34%, record; Advisors Trust Company Master IRA, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.64%, record.

     Equity III Fund Class I - Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 8.64%, record; Var & Co., First
     Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 8.03%, record; Shaw's Supermarkets, Inc., Super SVGS & Prot-Max Growth, P.O. Box 600, 140 Laurel Street, East Bridgewater, MA 02333-0600, 7.12%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 6.83%, record; Gerald Bisgrove, 6370 N. Scottsdale Road #230, Scottsdale, AZ 85253-4416, 5.11%, record; Shaw's Supermarkets, Inc., Super SVGS & Prot-Ret. Acct, P.O. Box 600, 140 Laurel Street, East Bridgewater, MA 02333-0600, 5.05%, record. Equity III Fund Class Y - Frank Russell Investment Management Company,
     Attn: Mark Swanson, P.O. Box 1591, Tacoma, WA 98401-1591, 100.00%, record.

     Equity Income Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 19.83%; Robert W. Baird & Co., Inc., Trustee, FBO Wayne K. Saiki Rollover IRA, A/C 7267-3056, 73-4909 Anini Street, Kailua Kona, HI 96740-9235,
     7.38%, record; Robert W. Baird & Co., Inc., Trustee, FBO Neil Thomas Anderson SEP IRA, A/C 1141-8184, 3107 Ramshorn Drive, Castle Rock, CO 80104-9087, 5.29%, record.

     Equity Income Fund Class E - Metropolitan National Bank, Trustee for William Gary Darwin MD, PA PS, P.O. Box 8010, Little Rock, AR 72203-8010, 22.15%, record; The Citizens Bank of Batesville Employee 401(k) Profit Sharing Plan, 3rd & College Street, Batesville, AR 72501, 10.95%, record; Citizens Bank of Batesville, Trustee, White River Medical Center, Inc. 401(k) Plan, 3rd & College Streets, Batesville, AR 72503, 9.32%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 7.11%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, P.O. Box 1558, Columbus, OH 43216-1558, 5.84%, record.

     Equity Income Fund Class S - Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.22%, record.

     Equity Q Fund Class E - Security Trust Co., Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 East Camelback Road, Suite 240, Phoenix, AZ 85016-3434, 16.24%, record; FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH, 43219-6010, 13.26%, record; Idaho Trust Company A Division of Wealthbank NA-R,

     608 Northwest Blvd., Ste. 300, Coeur d'Alene, ID 83814-2174, 11.71%,
     record; Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 10.04%, record; Advisors Trust Company FBO, Building Industry Associates PSP, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.66%, record.

     Equity Q Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 20.13%; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 7.41%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.69%, record.

     Equity Q Fund Class Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 75.61%, record; Daniels Fund, 55 Madison Street, Suite 255, Denver, CO 80206-5420, 24.39%, record.

     Fixed Income I Fund Class E - Junior Achievement, Inc., Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 19.08%, record;
     Northern Colorado Water Conservancy, Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 12.86%, record; FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-6010, 12.58%, record; Idaho Trust Company, A Division of Wealthbank NA-R, 608 Northwest Blvd., Suite 300, Coeur Dalene, ID 83814-2174, 5.05%, record.

     Fixed Income I Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 12.36%; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 6.03%, record; Shaw's Supermarkets Inc., Super Sgvs. & Port-Ret Acct., P.O Box 600 140 Laurel Street, East Bridgewater, MA 02333-0600, 5.70%, record; First Tennessee Bank NA, First Tennessee Bank FBO, Knox County Reinvest A/C, Attn: Trust Securities-Third Floor, 165 Madison Avenue, Memphis, TN 38103-2723, 5.04%, record.

     Fixed Income I Fund Class Y - JATO Reinv, National City Bank of Minneapolis, Attn: Trust Depart., P.O. Box E 1919, Minneapolis, MN 55480, 84.06%, record; Daniels Fund, 55 Madison Street, Suite 255, Denver, CO 80206-5420, 15.94%, record.

     Fixed Income III Fund Class E - Ear, Nose and Throat Physicians of North Mississippi, PA 401(k) Profit Sharing Plan -- Aggressive, P.O. Box, 2180, Tupelo, MS 38803-2180, 13.92%, record; Advisors Trust Company FBO Building Industry Associates Profit Sharing Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 13.05%, record; Idaho Trust Company A Division of Wealthbank NA-R, 608 Northwest Blvd., Ste. 300, Coeur d'alene, ID 83814-2174, 12.07%, record; Fusion Ceramics, Inc. Profit Sharing Plan, P.O. Box 127, Carrollton, OH 44615-0127, 11.58%, record; Tupelo Anesthesia Group PA 401(k), PSP & TR, P.O. Box 3294, Tupelo, MS 38803-3294, 11.19%, record;
     National 4-H Council, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.73%, record; Peter Hauber & Thomas Wolfgang Hauber Trustees, Peter Hauber 1992 CRUT, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.49%,
     record; Peter Hauber & Thomas Wolfgang Hauber Trustees, Brigitte A. Hauber 1992 CRUT, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.65%,
     record; ; Idaho Trust Company A Division of Wealthbank NA-R, 608 Northwest Blvd., Ste. 300, Coeur d'alene, ID 83814-2174, 5.47%, record.

     Fixed Income III Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 19.61%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 11.17%, record.

     Fixed Income III Fund Class Y - JATO Reinv., National City Bank of Minneapolis, Attn. Trust Dept., P.O. Box E 1919, Minneapolis, MN 55480, 100.00%, record.

     International Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 14.70%, record; ; Idaho Trust Company A Division of Wealthbank NA-R, 608 Northwest Blvd., Ste. 300, Coeur d'Alene, ID 83814-2174, 9.39%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 7.69%, record; Advisors Trust Company FBO Building
     Industry

     Associates Profit Sharing Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.35%, record; The Fund for American Studies, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.09%, record.

     International Fund Class I - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 17.01%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.12%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 6.86%, record.

     International Fund Class Y - JATO Reinv, National City Bank of Minneapolis,
     Attn: Trust Department, P.O. Box 1919, Minneapolis, MN 55480, 96.38%, record.

     International Securities Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 31.44%, record.

     International Securities Fund Class E - Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 11.28%, record.

     International Securities Fund Class S - Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 6.45%, record; Aggressive Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.89%, record; Equity Balanced Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.45%, record.

     Money Market Fund Class S - Publix Super Markets Charities, Inc., P.O. Box 407, Lakeland, FL 33802-0407, 8.88%, record; Philip L. Meisel, 1005 Trophy Hills Drive, Las Vegas, NV 89134-6324, 8.16%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 5.07%, record.

     Multi-Strategy Bond Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 42.13%, record.

     Multi-Strategy Bond Fund Class E - Metropolitan National Bank, Trustee for Bowie Cass Electric Co-op Retirement Plan, P.O. Box 8010, Little Rock, AR 72203-8010, 8.06%, record; Micnan, Inc. 401(k) PSP, 1946 S. Arlington
     Street, Akron, OH 44306-4285, 5.65%, record.

     Multi-Strategy Bond Fund Class S - Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 12.87%, record; Aggressive Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 9.63%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 5.57%, record.

     Quantative Equity Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 25.83%, record.

     Quantitative Equity Fund Class E - Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 9.41%, record.

     Quantitative Equity Fund Class S - Equity Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 5.83%, record; Balanced Strategy Fund, c/o Frank Russell Investment Company, P.O. Box 1591, Tacoma, WA 98401-1591, 5.23%, record.

     Real Estate Securities Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
     Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 35.97%, record.

     Real Estate Securities Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 12.84%, record; Northern Colorado Water Conservancy Defined Benefit Plan, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.45%, record; FM Co., Huntington National Bank, 7 Easton Oval EA4E70, Columbus, OH 43219-6010, 5.09%, record.

     Real Estate Securities Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 18.12%, record.

     Short Term Bond Fund Class C - Executive Mouldings, Inc., c/o Fred Gutnick, 2711 Wilkinson Blvd., Charlotte, NC 28208-5619, 19.11%, record; ; Donaldson, Lufkin, Jenrette Securities Corporation, Inc., FBO Margaret R. Krystyniak, P.O. Box 2052, Jersey City, NJ 07303-2052, 13.37%, record; Hiram R. Davidson, Trustee, HRD Living Trust, U/A DTD 5/29/28, 1326 Graf Street, Lancaster, OH 43130-1614, 9.05%, record; Harris P. Baden and Gina
     K. Baden, JT Ten. WROS, 1118 N. 26th, Tacoma, WA 98403-2942, 8.59%, record; Donaldson, Lufkin, Jenrette Securities Corporation, Inc., FBO Joan W. Terrill, Trustee, P.O. Box 2052, Jersey City, NJ 07303-2052, 8.16%, record; National Financial Services Co., Custodian for the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Department, 5th Floor, 200 Liberty Street, New York, NY 10281-1003, 6.92%, record, Zions First National Bank, Trustee for Grand Canyon Title Agency, Inc., 401 (k) Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 6.24 %, record; Fred
     S. Gutnick, 7050 Buckland Road, Charlotte, NC 28278-9781, 5.21%, record.

     Short Term Bond Fund Class E - Junior Achievement, Inc. Retirement Plan, 1441 Wazee, Street Apt. 104, Denver, CO 80202-5952, 35.16%, record; Zions First National Bank, Trustee, Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT 84130-0880, 5.97%, record; Advisors Trust Company Master IRA, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.08%, record.

     Short Term Bond Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn. Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 13.73%, record; Moderate Strategy Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 6.65%, record; First Tennessee Bank NA, First Tennessee Bank FBO Knox County Reinvest A/C, Attn: Trust Securities-Third Floor, 165 Madison Avenue, Memphis, TN 38103-2723, 5.37%, record.

     Special Growth Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 24.02%, record.

     Special Growth Fund Class E - Maltrust & Co., c/o Eastern Bank & Trust/Gibraltar, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 8.94%, record; Wabanc & Co., 717 Sprague Ave., Spokane, WA 99201-3922, 8.82%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 6.92%, record; Citizens First Savings Bank Trust Department, Attn. Anne Rancilio, 525 Water Street, Port Huron, MI 48060-5434, 6.00%, record.

     Special Growth Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 6.23%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.81%, record.

     Tax Exempt Bond Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 23.83%, record; Fred C. Mathews, Jr.& Janet S. Mathews JT TEN, 8122 Tranquilla Place, Fort Wayne, IN 46815-5780, 17.60%, report; Margaret M. Link, 520 Skyway Drive, Grand Junction, CO 81503-4401, 11.65%, record; Kathryn Clarke Thompson, Trustee, Test TR for Kathryn Clarke Thompson Created Art IV of Will & Codicils of Guy Bryan Thompson, Deceased, 6123 Del Monte Drive, Houston, TX 77057-3517, 9.67%, record; Kathryn Clarke Thompson, 6123 Del

     Monte Drive, Houston, TX 77057-3517, 8.53%, record; Carl Wayne Riggs, 12407 N 54th Ave., Glendale, AZ 85304-1960, 6.20%, record.

     Tax Exempt Bond Fund Class E - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 20.95%, record; Shintech Inc. Employee Benefit Trust, Richard Mason, Trustee, Weslayan Tower, Suite 811, 24 Greenway Plaza, Houston, TX 77046-2401, 13.53%, record; Jeanne Blanche Fisher, Trustee, Fisher Family Trust A U/A DTD 07/06/1978, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952,
     11.99%, record; Birgit Lane Revocable Trust U/D/T DTD May 14, 1993, 1441 Wazee Street, Suite 104, Denver, CO 80202-5952, 7.86%, record; Arnold W. And Vicki F. Magasinn, Trustees of Magasinn Family Trust 10/5/87, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 6.84%, record; James T. and Jane Anderson, 1441 Wazee Street, Apt. 104, Denver, CO 80202-5952, 5.21%, record.

     Tax Exempt Bond Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 34.63%, record.

     Tax-Managed Large Cap Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
     Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 11.75%, record; Grand Bank Turstee, Wilson Trust U/A DTD 11/4/96, Attn. Brian Sowns Sr. V.P., 126 Ottawwa Ave. NW., Grand Rapids, MI 49503-2829, 7.29%, record; Raymond James & Associates Inc. FBO, Wedco Inc., P.O. Box 1131, Reno, NV 89504-1131, 5.20%, record.

     Tax-Managed Large Cap Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
     Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 21.91%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 17.11%, record; Indiana Trust 5, Indiana Trust & Investment Management Company, P.O. Box 5149, Mishawaka, IN 46546-5149, 7.05%, record.

     Tax-Managed Small Cap Fund Class C - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
     Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 9.47%, record.

     Tax-Managed Small Cap Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
     Attn: Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 33.62%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 10.89%, record; Tax-Managed Global Equity Fund, c/o Frank Russell Investment Co., P.O. Box 1591, Tacoma, WA 98401-1591, 5.64%, record.

At January 31, 2001, the following shareholders could be deemed "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:

     Tax Exempt Bond Fund - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5th Floor, 200 Liberty Street, New York, NY 10281, 34.04%, record.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Russell and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

FRIC paid in aggregate $294,471 for the ten months ended October 31, 2000 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following table contains the Trustees and officers and their positions with FRIC, their dates of birth, their Held Past 5 Years present and principal occupations during the past five years and the mailing addresses of Trustees who are not with affiliated with FRIC. Fund

An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

=========================================================================================================================
                                                              Principal Occupation(s)
       Name, Age,           Positions(s) Held                        During the
        Address                with Fund                            Past 5 Years
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
*George F. Russell,         Trustee Emeritus       Also currently: Trustee Emeritus and Chairman Emeritus,
Jr., Born July 3, 1932      and Chairman           Russell Insurance Funds; Director, Chairman of the Board
                            Emeritus since         and Chief Executive Officer, Russell Building Management
909 A Street                1998.                  Company, Inc.; Director and Chairman of the Board, Frank
Tacoma, Washington                                 Russell Company, Frank Russell Securities, Inc., Frank
98402-1616                                         Russell Trust Company and Frank Russell Investments
                                                   (Delaware), Inc.; Director Emeritus, Frank Russell
                                                   Investment Management Company; Director, Chairman of the
                                                   Board and President, Russell 20/20 Association. From
                                                   1984 to December 1998, Trustee and Chairman of the Board
                                                   of FRIC. From August 1996 to December 1998, Trustee,
                                                   Russell Insurance Funds.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,          Trustee,               Also currently: Trustee, President and Chief Executive
Born April 22, 1939         President and          Officer, Russell Insurance Funds; Director, Chief
                            Chief Executive        Executive Officer and Chairman of the Board, Russell
909 A Street                Officer since          Fund Distributors, Inc.; Trustee, Chairman of the Board,
Tacoma, Washington          1987.                  President, The SSgA Funds (investment company); Director
98402-1616                                         and Chairman of the Board, Frank Russell Investment
                                                   Management Company; Director and Chairman of the Board,
                                                   Frank Russell Trust Company; Director and Chairman of
                                                   the Board, Frank Russell Investment Company PLC;
                                                   Director, Frank Russell Investments (Ireland) Limited,
                                                   Frank Russell Investments (Cayman) Ltd., and Frank
                                                   Russell Investments (UK) Ltd.; March 1997 to December
                                                   1998, Director, Frank Russell Company; June 1993 to
                                                   November 1995, Director, Frank Russell Company.  Until
                                                   September 1994, Director and President, The Laurel
                                                   Funds, Inc. (investment company).
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds. 1996 to
Born October 15, 1931                              present, President, Anderson Management Group LLC
                                                   (architectural design and manufacturing). 1984 to 1996,
                                                   President, Vancouver Door Company, Inc.
23 Forest Glen Lane
Lakewood, Washington 98498
------------------------------------------------------------------------------------------------------------------------
=========================================================================================================================

=================================================================================================================
                                                                      Principal Occupation(s)
        Name, Age,             Position(s) Held                              During the
          Address                 with Fund                                 Past 5 Years
-----------------------------------------------------------------------------------------------------------------
=================================================================================================================
Paul Anton, Ph.D.,          Trustee since 1985.    Also currently: Trustee, Russell Insurance Funds. President,
                                                   Paul Anton and Associates (Marketing Consultant on emerging
Born December 1, 1919                              international markets for small corporations). 1991-1994,
                                                   Adjunct Professor, International Marketing, University of
                                                   Washington, Tacoma, Washington.
PO Box 212
Gig Harbor, Washington
98335-0212
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
William E. Baxter,          Trustee since 1984.    Trustee, Russell Insurance Funds.
Born June 8, 1925                                  Retired.

800 North C Street
Tacoma, Washington
98403-2815
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Kristianne Blake            Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds; President,
Born January 22, 1954                              Kristianne Gates Blake, P.S. (accounting services); Trustee,
                                                   WM Group of Funds; Trustee, William H. & Mary M. Gates
P.O. Box 28338                                     Charitable Remainder Annuity Trust; Director, Avista Corp.
Spokane, Washington
99228
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,            Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds; 1960-1995,
Born October 6, 1930                               President, Gingrich Enterprises, Inc. (Business and Property
                                                   Management).
1730 North Jackson Tacoma,
Washington 98406
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,          Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds and
Born May 5, 1926                                   Director of Frank Russell Trust Company.  Retired.

2025 Narrows View Circle
#232-D, P.O. Box 1057
Gig Harbor, Washington
98335
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.    Trustee since 2000.    Also currently: Trustee, Russell Insurance Funds and
Born December 21, 1955                             President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company,
4515 Paradise Avenue, West                         Simpson Paper Company and Simpson Tacoma Kraft Company.
University Place,                                  Prior to July 1997, President and Board member, Simpson
Washington 98466                                   Paper Company.  Trustee, Simpson Employee Retirement Fund.
-----------------------------------------------------------------------------------------------------------------

=================================================================================================================
                                                                      Principal Occupation(s)
        Name, Age,            Position(s) Held                              During the
         Address                  with Fund                                Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,           Treasurer and Chief    Also currently: Treasurer and Chief Accounting
Born November 26, 1963      Accounting Officer     Officer, Russell Insurance Funds; Director, Fund
                            since 1998.            Administration Frank Russell Trust Company;
909 A Street                                       Treasurer, Assistant Secretary and Principal
Tacoma, Washington                                 Accounting Officer, SSgA Funds (investment company);
98402-1616                                         Director of Fund Administration, Frank Russell
                                                   Investment Management Company; Manager, Funds Accounting
                                                   and Taxes, Russell Fund Distributors, Inc. April 1996 to
                                                   August 1998, Assistant Treasurer, Frank Russell Investment
                                                   Company; August 1996 to August 1998, Assistant Treasurer,
                                                   Russell Insurance Funds; November 1995 to July 1998,
                                                   Assistant Secretary, SSgA Funds; February 1997 to July 1998,
                                                   Manager, Funds Accounting and Taxes, Frank Russell Investment
                                                   Management Company.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
*Randall P. Lert,           Director of            Also currently: Director of Investments, Russell Insurance
Born October 3, 1953        Investments since      Funds; Chief Investment Officer, Frank Russell Trust
                            1991.                  Company; Director and Chief Investment Officer, Frank
909 A Street                                       Russell Investment Management Company; Director and Chief
Tacoma, Washington                                 Investment Officer, Russell Fund Distributors, Inc.;
98402-1616                                         Director-Futures Trading, Frank Russell Investments
                                                   (Ireland) Limited and Frank Russell Investments (Cayman)
                                                   Ltd.; Senior Vice President and Director of Portfolio
                                                   Trading, Frank Russell Canada Limited/Limitee. April 1990 to
                                                   November 1995, Director of Investments of Frank Russell
                                                   Investment Management Company.
=================================================================================================================

=================================================================================================================
                                                                         Principal Occupation(s)
        Name, Age,                Position(s) Held                              During the
         Address                     with Fund                                 Past 5 Years
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Karl J. Ege,               Secretary and General         Also currently: Secretary and General Counsel of
Born October 8, 1941        Counsel since 1994.           Russell Insurance Funds; Director, Secretary and
                                                          General Counsel, Russell Fiduciary Services Co. and
909 A Street                                              Frank Russell Capital, Inc.; Secretary, General
Tacoma, Washington                                        Counsel and Managing Director--Law and Government
98402-1616                                                Affairs of Frank Russell Company; Secretary and
                                                          General Counsel of Frank Russell Investment
                                                          Management Company, Frank Russell Trust Company and
                                                          Russell Fund Distributors, Inc.; Director and
                                                          Secretary of Russell Building Management Company,
                                                          Inc., Russell MLC Management Co., Russell
                                                          International Services Co., Inc. and Russell 20-20
                                                          Association; Director and Assistant Secretary of
                                                          Frank Russell Company Limited (London) and Russell
                                                          Systems Ltd.; Director of Frank Russell Investment
                                                          Company LLC, Frank Russell Investments (Cayman) Ltd.,
                                                          Frank Russell Investment Company PLC, Frank Russell
                                                          Investments (Ireland) Limited, Frank Russell
                                                          Investment (Japan), Ltd., Frank Russell Company,
                                                          S.A., Frank Russell Japan Co., Ltd., Frank Russell
                                                          Company (NZ) Limited, Russell Investment Nominee Co
                                                          PTY Ltd and Frank Russell Investments (UK) Ltd.  From
                                                          November 1995 to February 1997, Director and
                                                          Secretary, Frank Russell Investments (Delaware),
                                                          Inc.; April 1992 to December, 1998, Director, Frank
                                                          Russell Company.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
*Peter F. Apanovitch,       Manager of Short-Term         Also currently: Manager of Short-Term Investment
Born May 3, 1945            Investment Funds.             Funds, Russell Insurance Funds, Frank Russell
                                                          Investment Management Company and Frank Russell Trust
909 A Street                                              Company.
Tacoma, Washington
98402-1616
=================================================================================================================

                                                    TRUSTEE COMPENSATION TABLE

                                   AGGREGATE        PENSION OR RETIREMENT    ESTIMATED ANNUAL      TOTAL COMPENSATION
                                  COMPENSATION       BENEFITS ACCRUED AS      BENEFITS UPON             FROM FRIC
TRUSTEE                            FROM FRIC        PART OF FRIC EXPENSES       RETIREMENT          PAID TO TRUSTEES
-------                          -------------      ---------------------     --------------       -------------------
Lynn L. Anderson                    $     0                   $0                    $0                  $     0
Paul E. Anderson                    $55,000                   $0                    $0                  $55,000*
Paul Anton, PhD.                    $55,000                   $0                    $0                  $55,000*
William E. Baxter                   $55,000                   $0                    $0                  $55,000*
Kristianne Blake                    $55,000                   $0                    $0                  $55,000*
Lee C. Gingrich                     $55,000                   $0                    $0                  $55,000*
Eleanor W. Palmer                   $55,000                   $0                    $0                  $55,000*
Raymond P. Tennison, Jr.            $55,000                   $0                    $0                  $55,000*

* Received $12,000 for service as trustees on the Board of Trustees for the Russell Insurance Funds.

                               OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:


Consultant                                  Frank Russell Company

Advisor, Administrator, Transfer and        Frank Russell Investment Management
Dividend Disbursing Agent                    Company

Money Managers                              Multiple professional discretionary
                                             investment management organizations

Custodian and Portfolio Accountant          State Street Bank and Trust Company

CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company ("FRIMCo"), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and
(ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to US personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,500 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998:

                                                         10/31/00              12/31/99              12/31/98
                                                         --------              --------              --------
Diversified Equity                                      $10,098,258           $11,377,505            $9,580,094
Special Growth                                            5,983,909             5,867,193             5,901,577
Equity Income                                             1,047,082             1,793,367             2,039,971
Quantitative Equity                                      10,215,125            11,129,142             9,056,015
International Securities                                  8,913,303             9,446,953             8,859,189
Real Estate Securities                                    4,675,467             5,193,244             5,183,218
Diversified Bond                                          2,782,087             3,695,482             3,407,594
Multistrategy Bond                                        3,191,178             3,667,917             3,241,445
Tax Exempt Bond                                             401,219               498,685               525,312
U.S. Government Money Market                                238,044               392,940               372,920
Tax Free Money Market                                       417,071               491,260               429,613
Equity I                                                  8,086,430             8,904,910             7,626,293
Equity II                                                 5,233,661             4,636,747             3,792,749
Equity III                                                  734,430             1,179,507             1,403,784
Equity Q                                                  7,069,145             7,390,737             6,563,229
Tax-Managed Large Cap                                     3,955,187             3,180,328             1,463,604
Tax-Managed Small Cap*                                      688,311                18,536                    --
International                                             7,784,407             8,145,109             7,709,349
Emerging Markets                                          4,274,390             4,222,210             4,020,121
Fixed Income I                                            2,613,271             3,037,359             2,631,177
Fixed Income III                                          2,208,653             2,521,293             2,380,980
Short Term Bond                                           1,890,126             2,269,960             1,216,062
Money Market                                              3,665,419             5,108,573             2,719,009

*    Tax-Managed Small Cap Fund commenced operations December 1, 1999.

FRIMCo has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fee for the Money Market Fund. FRIMCo waived fees in the amounts of $1,631,406, $3,065,144 and $2,199,252 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $1,087,604, $2,043,429 and $1,466,168 for the years ended December 31, 1998 and
1999 and the ten months ended October 31, 2000, respectively.

Prior to June 15, 1998, FRIMCo contractually agreed to waive 0.13% of its 0.20% advisory and administrative fees for the US Government Money Market Fund. Effective June 15, 1998, FRIMCo has contractually agreed to waive a portion of its combined advisory fee, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $316,055, $379,754 and $238,044 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $56,865 and $13,186 for the years ended December 31, 1998 and 1999, respectively. The Fund paid no advisory or administrative fees for the ten months ended October 31, 2000.

FRIMCo has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. FRIMCo waived fees in the amounts of $171,845, $196,504 and $166,828 for the years ended December 31, 1998 and 1999 and the ten months October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $257,768, $294,756 and $250,242 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively.

Effective May 1, 1996 until April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $57,035, $327,074 and $166,373 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,184,410, $3,340,842 and $3,024,805 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively.

FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536 and $388,516 for the year ended December 31, 1999 and the ten months ended October 31, 2000. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999 or the ten months ended October 31, 2000. The Fund commenced operations on December 1, 1999.

FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875 for the ten months ended October 31, 2000. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees for the ten months ended October 31, 2000 equal to $1,838,161.

Effective January 1, 2000, FRIMCo has contractually agreed to waive a portion of its transfer agency fees for Class E Shares of the Fixed Income III Fund to the extent that such fees exceed 0.05% of the average daily net assets on an annual basis with respect to Class E of that Fund. FRIMCo waived transfer agency fees in the amount of $5,300 for the ten months ended October 31, 2000.

Effective January 1, 2000, FRIMCo has contractually agreed to waive a portion of its transfer agency fees for Class Y Shares of each Institutional Fund to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. FRIMCo waived transfer agency fees in the amount of $13,000 for each of the Equity I,

Equity II, Equity Q, International and Fixed Income I Funds for the ten months ended October 31, 2000. FRIMCo waived transfer agency fees in the amount of $7,000 for the Fixed Income III Fund for the ten months ended October 31, 2000.

For the Select Growth Fund, FRIMCo has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.89%.

For the Select Value Fund, FRIMCo has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Value Fund do not exceed 0.79%.

FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and US Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, management fees paid to the money managers were:

                                                                                          Annual rate
          Fund                                   $ Amount Paid               (as a % of average daily net assets)
          ----                                   -------------               ------------------------------------
                                      1998           1999            2000      1998         1999          2000
                                      ----           ----            ----      ----         ----          ----
Equity I                           $2,646,978     $2,988,941      $2,524,229   0.21%        0.20%         0.21%
Equity II                           1,973,599      2,296,509       2,252,832   0.39%        0.36%         0.34%
Equity III                            421,765        342,095         189,888   0.18%        0.17%         0.19%
Fixed Income I                        620,482        702,784         526,998   0.07%        0.07%         0.06%
Short Term Bond                       414,057        795,354         562,126   0.17%        0.17%         0.17%
Fixed Income III                      861,391        854,445         580,687   0.19%        0.18%         0.15%
International                       3,863,814      3,785,779       3,293,573   0.37%        0.34%         0.35%
Equity Q                            2,026,435      2,286,487       2,034,472   0.19%        0.18%         0.19%
Tax-Managed Large Cap                 606,948      1,130,665       1,185,998   0.31%        0.27%         0.23%
Tax-Managed Small Cap*                     --          6,673         236,766     --         0.34%         0.28%
Emerging Markets                    2,230,317      2,151,950       2,006,555   0.66%        0.65%         0.51%
Diversified Equity                  2,556,100      2,908,409       2,361,202   0.21%        0.20%         0.21%
Special Growth                      2,419.648      2,249,925       2,009,221   0.39%        0.36%         0.34%
Equity Income                         460,134        384,336         204,075   0.18%        0.17%         0.18%
Diversified Bond                      529,842        555,643         364,015   0.07%        0.07%         0.06%
International Securities            3,505,016      3,429,899       2,950,659   0.37%        0.34%         0.35%
Multistrategy Bond                    990,456      1,046,997         704,996   0.19%        0.18%         0.15%

Quantitative Equity                 2,153,019      2,623,428       2,243,821   0.19%        0.18%         0.19%
Real Estate Securities              1,757,612      1,711,842       1,374,518   0.29%        0.28%         0.25%
Tax Exempt Bond                       252,321        305,104         210,733   0.23%        0.19%         0.21%
Tax Free Money Market                 134,817        146,901         111,491   0.08%        0.08%         0.09%

* The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio (except for the Tax Free Money Market Fund) and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable

Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.

CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

--------------------------------------------------------------------------------------------------------------------
                                Is personal investing     Are investments in securities owned by the advised Fund
       Money Manager                   allowed?                                  allowed?
--------------------------------------------------------------------------------------------------------------------
AEW Capital                     Yes                       No
Management, L.P.
--------------------------------------------------------------------------------------------------------------------
Alliance Capital                Yes                       Yes, but not in securities with pending or possible client
Management L.P.                                           buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Barclays Global Fund            Yes                       Yes, but not in securities with pending or possible client
Advisors N.A.                                             buy or sell orders and certain blackouts apply to
                                                          securities of Barclays PLC and securities underwritten by
                                                          Barclays affiliates
--------------------------------------------------------------------------------------------------------------------
BlackRock Financial             Yes                       Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
--------------------------------------------------------------------------------------------------------------------
The Boston Company              Yes                       Yes, but not in securities with pending or possible client
Asset Management                                          buy or sell orders, also, certain persons may not purchase securities issued by financial services organizations
--------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment         Yes                       Yes, but not in securities with pending or possible client
Partners                                                  buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Cohen & Steers                  Yes                       Yes, but not in securities with pending or possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------------
David J. Greene &               Yes                       Yes
Company, LLC
--------------------------------------------------------------------------------------------------------------------
Delaware International          Yes                       Yes, but not in securities with pending or possible client
Advisors Limited                                          buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.         Yes                       Yes, but not in securities with pending or possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Driehaus Capital                Yes                       Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders unless the order is bunched with the
                                                          client's, the client is able to fully complete its own
                                                          order, and the order receives the average price for that
                                                          day
--------------------------------------------------------------------------------------------------------------------
Fidelity Management             Yes                       Cannot purchase securities on a restricted list
& Research Company
--------------------------------------------------------------------------------------------------------------------
Foreign & Colonial              Yes                       Cannot purchase securities on a restricted list
Emerging Markets
Limited
--------------------------------------------------------------------------------------------------------------------
Frank Russell Investment        Yes                       Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Franklin Portfolio            Yes                         Yes, but not in securities with pending or possible client
Associates LLC                                            buy or sell orders, also, certain persons may not invest
                                                          in securities of financial services organizations
--------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset         Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Geewax, Terker &              Yes                         Yes, but not in securities with pending or possible client
Company                                                   buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers,       Yes                         Yes, but not in securities with pending or possible client
Ltd.                                                      buy or sell orders
--------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.       Yes                         Yes, but not in securities with pending or possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Iridian Asset                 Yes                         Yes, but not in securities with pending or possible client
Management LLC                                            buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity            Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment        Yes                         Cannot purchase securities on a restricted list or
Management, Inc.                                          securities of financial services organizations
--------------------------------------------------------------------------------------------------------------------
Lazard Asset                  Yes                         Cannot purchase securities on a restricted list
Management
--------------------------------------------------------------------------------------------------------------------
Lincoln Capital               Yes                         Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Marsico Capital               Severely restricts          No
Management, LLC               personal trading except
                              for a limited number of
                              specific transactions such
                              as purchase of mutual
                              fund shares, commercial
                              paper, etc.
--------------------------------------------------------------------------------------------------------------------
Marvin & Palmer               Yes                         Yes
Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
Mastholm Asset                Yes                         Yes, but not in securities with pending or possible client
Management, LLC                                           buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Merganser Capital             Yes                         Yes, but may not enter into transactions that may result
Management LP                                             in conflicts of interest with clients
--------------------------------------------------------------------------------------------------------------------
MFS Institutional             Yes                         Yes, but not in securities with pending or possible client
Advisors, Inc.                                            buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Miller, Anderson &            Yes                         Yes, but not in securities with pending or possible client
Sherrerd, LLP                                             buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Montgomery Asset              Yes                         Yes, but not in securities with pending or possible client
Management LLC                                            buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Nicholas Applegate            Yes                         Yes, but not in securities with pending or possible client
Capital Management                                        buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Oechsle International         Yes                         Yes, but not in securities with pending or possible client
Advisors, LLC                                             buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Pacific Investment            Yes                         Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Peachtree Asset               Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Schroders Capital             Yes                         Cannot purchase securities on a restricted list
Management
International Limited
--------------------------------------------------------------------------------------------------------------------
Security Capital Global       Yes                         Yes, but not in securities with pending or possible client
Capital Management                                        buy or sell orders
Group
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Sirach Capital                Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Standish, Ayer & Wood,        Yes                         Cannot purchase securities on a restricted list
Inc.
--------------------------------------------------------------------------------------------------------------------
STW Fixed Income              Yes                         Yes, but not in securities with pending or possible client
Management Ltd.                                           buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Strong Capital                Yes                         Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Suffolk Capital               Yes                         Yes, but not in securities with pending or possible client
Management Ltd.                                           buy or sell orders or in securities of which 10% or more
                                                          are held in portfolios managed by Suffolk
--------------------------------------------------------------------------------------------------------------------
Systematic Financial          Yes                         Yes, but not in securities with pending or possible client
Management, L.P.                                          buy or sell orders
--------------------------------------------------------------------------------------------------------------------
TCW Group, Inc.               Yes                         Yes, but not in securities with pending or possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------------
TimesSquare Capital           Yes                         Yes, but not in securities with pending or possible client
Management, Inc.                                          buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Turner Investment             Yes                         Yes, but not in securities with pending or possible client
Partners                                                  buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer,          Yes                         Yes, but not in securities with pending or possible client
L.L.C.                                                    buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Westpeak Investment           Yes                         Yes, but not in securities with pending or possible client
Advisors, L.P.                                            buy or sell orders
--------------------------------------------------------------------------------------------------------------------

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby),
(iii) to create Class E Shares of the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the Money Funds as Class I Shares and create new Class A and Class S Shares of the Money Funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the Money Funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the Money Funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby).

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the ten months ended October 31, 2000 (these amounts were for compensation to dealers):

                                            Class C
                                            -------
           Diversified Equity               $115,300
           Special Growth                     53,358
           Equity Income                       5,813
           Quantitative Equity               108,616
           International Securities           63,594
           Real Estate Securities             16,330
           Diversified Bond                   34,446
           Tax-Managed Large Cap              23,427
           Tax-Managed Small Cap               9,694
           Short Term Bond                     5,113
           Multistrategy Bond                 53,451
           Tax Exempt Bond                     3,889
           Emerging Markets                   13,299


SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999 and August 7, 2000.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the ten months ended October 31, 2000:

                                                Class C     Class E
                                                -------     -------
           Diversified Equity                   $38,433     $32,133
           Special Growth                        17,786      15,607
           Equity Income                          1,938       1,947
           Quantitative Equity                   36,205      22,464
           International Securities              21,198      15,381
           Real Estate Securities                 5,443      16,985
           Diversified Bond                      11,482       8,613
           Tax-Managed Large Cap                  7,809          --
           Tax-Managed Small Cap                  3,231          --
           Short-Term Bond                        1,704      19,831
           Equity I                                  --      95,333
           Equity II                                 --      73,397
           Equity III                                --      14,357
           Fixed I                                   --      72,210
           Fixed III                                 --       8,333
           International                             --      58,284
           Equity Q                                  --      58,348
           Emerging Markets                       4,433      13,272
           Short-Term Bond                        1,704      19,831
           Diversified Bond                      11,482       8,613
           International Securities              21,198      15,381
           Multistrategy Bond                    17,817       8,337
           Tax Exempt Bond                        1,296       7,439

No Class A Shares of any Fund and no Class E Shares of the Tax-Managed Large Cap or Tax-Managed Small Cap Funds were issued during the period shown. No Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2002 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE AND REDEMPTION OF FUND SHARES

Minimum Investment Requirements. You may be eligible to purchase Fund Shares if
-------------------------------
you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Stale Checks. If you do not cash a dividend, distribution, or redemption check
------------
within 180 days from the date it was issued, the Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Funds will deem the uncashed check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

Solicitation Fees FRIMCo may enter into written agreements with certain
-----------------
Financial Intermediaries in which it agrees to pay a solicitation fee, or finders fee, out of its own resources, to such intermediaries in connection with their referral of certain prospective investors to the Funds. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and the amount of fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market, US Government Money Market, and Tax Free Money Market Funds, any day on which both the NYSE is open for trading and the Boston Federal Reserve Bank is open for business. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Boston Federal Reserve Bank is open for business Good Friday and every day the NYSE is open, except Columbus Day and Veterans' Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the

Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the ten months ended October 31, 2000 and the year ended December 31, 1999 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                                 10/31/00       12/31/99
                                                 --------       --------
Equity I                                            144%           112%
Equity II                                           138            112
Equity III                                          108            146
Equity Q                                             60             90
Tax-Managed Large Cap                                43             48
Tax-Managed Small Cap*                               71              3
International                                       105            119
Emerging Markets                                     73             95
Fixed Income I                                      118            139
Fixed Income III                                    108            131
Diversified Equity                                  142            110
Special Growth                                      136            112
Equity Income                                        99            138
Quantitative Equity                                  59             90
International Securities                            102            121
Real Estate Securities                               53             43
Diversified Bond                                    129            152
Short Term Bond                                      92            177
Multistrategy Bond                                  105            134
Tax Exempt Bond                                      38            119

* The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Funds will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Fund other than those Funds which invest principally in fixed income securities. All Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, brokerage affiliates of the money managers.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, the brokerage commissions paid by the Funds were:

                                                          2000                1999                 1998
                                                          ----                ----                 ----
Equity I                                               $3,081,680           $2,508,532          $ 2,185,029
Equity II                                               1,847,045            1,236,438            1,111,879
Equity III                                                324,505              544,612              671,292
Equity Q                                                  964,516            1,295,797            1,328,183
Tax-Managed Large Cap (formerly Equity T)                 466,177              403,032              176,555
Tax-Managed Small Cap*                                    206,572               26,712                   --
International                                           4,607,947            5,068,657            3,100,978
Emerging Markets                                        1,692,868            2,035,042            1,414,084
Diversified Equity                                      5,723,294            2,438,549            2,137,221
Special Growth                                          1,661,104            1,226,126            1,362,922

Equity Income                                             338,999              615,257              732,684
Quantitative Equity                                     1,055,437            1,450,748            1,404,098
International Securities                                4,138,197            4,794,982            2,865,227
Real Estate Securities                                  1,137,722            1,029,242            1,127,266
                                                       ----------          -----------          -----------
         Total                                         27,246,063          $24,673,726          $19,617,418
                                                       ==========          ===========          ===========

* Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the ten months ended October 31, 2000, approximately $2.3 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the ten months ended October 31, 2000 from portfolio transactions effected for the Funds, were as follows:

                                                              PERCENT OF TOTAL
AFFILIATED BROKER/DEALER                COMMISSIONS              COMMISSIONS
------------------------                -----------              -----------
Autranet                                   $ 11,452                    0.04%
Boston Co.                                   83,382                    0.31%
Delaware                                     71,330                    0.26%
Donaldson, Lufkin & Jenrette                 38,288                    0.14%
Fidelity                                    174,348                    0.64%
Foreign & Colonial                          127,792                    0.47%
Frank Russell Securities                    431,618                    1.58%
Invesco                                         528                    0.00%
JP Morgan                                   152,638                    0.56%
Marathon                                     37,876                    0.14%
Montgomery                                  245,248                    0.90%
Nicholas-Applegate                           36,752                    0.13%
Oechsle                                     139,170                    0.51%
Robert W. Baird & Co.                         5,255                    0.02%
Robinson Humphrey                             1,517                    0.01%
Salomon Smith Barney                        116,530                    0.43%
Sanford Bernstein                           152,725                    0.56%
Schroder&Co                                     512                    0.00%
                                                ---                    ----

Total                                     1,826,961                    6.70%
                                          ---------                    -----

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the ten months ended October 31, 2000 for the Funds was 7.0%.

During the ten months ended October 31, 2000, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2000, was as follows:

                           Merrill    Investment   Goldman      Morgan       Credit       Bear       Lehman       JP
Fund                        Lynch     Technology    Sachs       Stanley      Suisse      Sterns     Brothers    Morgan    Jefferies
------------------------------------------------------------------------------------------------------------------------------------
Equity I                 $12,626,530  $    -----  $5,952,319  $10,696,019  $    -----  $  999,282  $7,732,583  $  -----   $     ----
Equity II                      -----     921,600       -----        -----       -----   2,036,939       -----     -----    1,591,400
Equity III                 1,085,000       -----     289,456    2,537,875       -----       6,063     574,050     -----        -----
Equity Q                  11,109,000       -----   6,457,869   14,873,554       -----   1,732,056   6,153,300     -----        -----
Fixed Income I             8,969,847       -----   6,077,186    5,050,863     655,336   3,089,797       -----   249,295        -----
Fixed Income III           4,345,247       -----   5,742,952    2,715,577   1,208,062       -----   7,048,239     -----        -----
Diversified Equity        13,002,010       -----   5,981,464   10,779,544       -----   1,111,802   7,894,929     -----        -----
Special Growth                 -----     727,200       -----        -----       -----   2,287,624       -----     -----    1,275,300
Equity Income              1,078,000       -----     379,288    2,851,094       -----       6,063     761,100     -----        -----
Quantitative Equity       12,194,000       -----   7,086,688   16,473,379       -----   1,902,716   6,978,900     -----        -----
Diversified Bond           2,633,321       -----   1,074,742    4,086,401   1,592,123   2,496,641       -----   196,812        -----
Short Term Bond              274,258       -----       -----    1,683,430     614,960       -----   2,453,972     -----        -----
Multistrategy Bond         6,521,871       -----   5,545,813    2,569,134   1,478,898       -----   8,682,561     -----        -----
Tax-Managed Small Cap          -----      64,800       -----        -----       -----       -----       -----     -----        -----

At October 31, 2000, the Funds did not have any holdings in their remaining top 10 following broker-dealers:

         Instinet Corp.


YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)/n/ = ERV

   Where:         P       =    a hypothetical initial payment of $1,000;
                  T       =    average annual total return;
                  n       =    number of years; and
                 ERV      =    ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are reported in the respective Prospectuses.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments ("the Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b +1)/6/ -1]
                                      ----
                                       cd

Where:          a    =    dividends and interest earned during the period
                b    =    expenses accrued for the period (net of
                          reimbursements)

                c    =    average daily number of Shares outstanding during the
                          period that were entitled to receive dividends

                d    =    the maximum offering price per share on the last day
                          of the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared on both the original share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the Class S Shares of the Money Market Funds are reported in the Funds' respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

Tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are reported in the Funds' respective Prospectuses.

           INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund will:

     1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. Investments by Funds, other than the Tax Free Money Market and U.S. Government Money Market Funds, in Shares of the Money Market Fund are not subject to this restriction, or to Investment Restrictions 2, 3, and 13. (See, "Investment Policies -- Cash Reserves.")

     2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000. (Refer to the description of the Real Estate Securities Fund and the Money Market Fund in the applicable Prospectuses for a description of each Fund's policy with respect to concentration in a particular industry.)

     3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

     4. Invest in companies for the purpose of exercising control or management.

     5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     6. Purchase or sell commodities or commodities contracts except stock index and financial futures contracts.

     7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

     9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition, except as permitted by the Tax Exempt Bond and Tax Free Money Market Funds' investment objectives.

     10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account. The purchase of Shares of the Money Market Fund by any other Fund shall also not be deemed to be a joint securities trading account.

     11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; (ii) the entry into "repurchase agreements;" or (iii) the lending of portfolio securities in the manner generally described in the Funds' Prospectuses'.

     12. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices," "Certain Investments -- Foreign Currency Options," "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Contracts" below. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations from an issuer, broker, dealer, bank or other persons accompanied by the agreement of such seller to purchase, at the Fund's option, the municipal obligation prior to maturity thereof.

     13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

     14. Purchase from or sell portfolio securities to the officers, Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Fund's money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

     15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions, or issuing shares of beneficial interest in multiple classes.

     An additional fundamental policy is that (a) Fixed Income I, Diversified Bond and Short Term Bond Funds may acquire convertible bonds which will be disposed of by the Funds in as timely a manner as is practical after conversion, and (b) Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

     For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

INVESTMENT POLICIES.

Fund Investment Securities
--------------------------

     The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

------------------------------------------------------------------------------------------------------------------------------------
                         Diversified   Equity   Quantitative International  Diversified  Multistrategy  Real Estate  Select  Select
 Type of Portfolio         Equity      Income      Equity     Securities        Bond         Bond        Securities  Growth   Value
      Security              Fund        Fund        Fund         Fund           Fund         Fund           Fund      Fund     Fund
      -------               ----        ----        ----         ----           ----         ----           ----      ----     ----
-----------------------------------------------------------------------------------------------------------------------------------
Common stocks..........       X          X           X            X                                         X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
Common stock
  equivalents
-----------------------------------------------------------------------------------------------------------------------------------
  (warrants)...........       X          X           X            X                                         X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
  (options)............       X          X           X            X                                         X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)........       X          X           X            X                                         X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
  (depository
  receipts)............       X          X           X                                                                 X      X
-----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks.......       X          X           X            X                                         X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
Equity derivative
  securities...........       X          X           X            X                                         X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds)..........                                                                     X
-----------------------------------------------------------------------------------------------------------------------------------
US government
  securities...........       X          X           X            X            X            X               X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal obligations..                                                                     X
-----------------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities...........       X          X           X            X            X            X               X          X      X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign securities.....       X          X           X            X            X            X               X          X      X
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                           US         Tax
                                           Tax-       Tax-                 Tax       Short             Government    Free
                             Emerging    Managed     Managed   Special    Exempt      Term    Money       Money      Money
    Type of Portfolio         Markets   Large Cap   Small Cap   Growth     Bond       Bond   Market      Market     Market
       Securities              Fund        Fund       Fund       Fund      Fund       Fund    Fund        Fund       Fund
       ----------              ----        ----       ----       ----      ----       ----    ----        ----       ----
-----------------------------------------------------------------------------------------------------------------------------

Common stocks.............       X          X          X         X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
-----------------------------------------------------------------------------------------------------------------------------
  (warrants)..............       X          X          X         X
-----------------------------------------------------------------------------------------------------------------------------
  (options)...............       X          X          X         X
-----------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)...........       X          X          X         X                   X
-----------------------------------------------------------------------------------------------------------------------------
  (depository receipts)...       X          X          X         X
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks..........       X          X          X         X                   X
-----------------------------------------------------------------------------------------------------------------------------
Equity derivative
  securities..............       X          X          X         X
-----------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds).............       X                                                   X
-----------------------------------------------------------------------------------------------------------------------------
US government securities..       X          X          X         X         X         X         X          X            X
-----------------------------------------------------------------------------------------------------------------------------
Municipal obligations.....                                                 X         X
-----------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities..............       X          X          X         X         X         X         X          X            X
-----------------------------------------------------------------------------------------------------------------------------
Foreign securities........       X          X          X         X                   X
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed        Fixed
   Type of Portfolio          Equity I     Equity II    Equity III     Equity Q   International   Income I    Income III
        Security               Fund         Fund          Fund          Fund          Fund         Fund         Fund
        --------               ----         ----          ----          ----          ----         ----         ----
---------------------------------------------------------------------------------------------------------------------------
Common stocks..............      X            X             X            X             X
---------------------------------------------------------------------------------------------------------------------------
Common stock equivalents...
---------------------------------------------------------------------------------------------------------------------------
  (warrants)...............      X            X             X            X             X
---------------------------------------------------------------------------------------------------------------------------
  (options)................      X            X             X            X             X
---------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)............      X            X             X            X             X
---------------------------------------------------------------------------------------------------------------------------
  (depository receipts)....      X            X             X            X
---------------------------------------------------------------------------------------------------------------------------
Preferred stocks...........      X            X             X            X             X
---------------------------------------------------------------------------------------------------------------------------
Equity derivative
securities.................      X            X             X            X             X
---------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds)...................                                                                                     X
---------------------------------------------------------------------------------------------------------------------------
US government securities...      X            X             X            X             X            X           X
---------------------------------------------------------------------------------------------------------------------------
Municipal obligations......                                                                                     X
---------------------------------------------------------------------------------------------------------------------------
Investment company
  securities...............      X            X             X            X             X            X           X
---------------------------------------------------------------------------------------------------------------------------
Foreign securities.........      X            X             X            X             X            X           X
---------------------------------------------------------------------------------------------------------------------------

Other Investment Practices
--------------------------

          The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

---------------------------------------------------------------------------------------------------------------------------------
                                Diversified    Equity Quantitative International Diversified Multistrategy   Select     Select
    Type of Portfolio              Equity      Income    Equity     Securities      Bond        Bond         Growth     Value
        Security                    Fund        Fund      Fund         Fund         Fund        Fund          Fund      Fund
        --------                    ----        ----      ----         ----         ---         ----          ----      ----
---------------------------------------------------------------------------------------------------------------------------------
Cash reserves....................     X           X         X            X            X           X             X         X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1).........                                        X            X           X
---------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
commitment securities............                                        X            X           X
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
agreements.......................                                        X            X           X
---------------------------------------------------------------------------------------------------------------------------------
Lending portfolio
securities not to exceed
33 1/3% of total Fund
assets...........................     X           X         X            X            X           X             X         X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid securities
(limited to 15% of a
Fund's net assets)...............     X           X         X            X            X           X             X         X
---------------------------------------------------------------------------------------------------------------------------------
Forward currency
contracts(2).....................                                        X            X           X
---------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
options on  securities,
securities indexes and
foreign currencies(3)............     X           X         X            X            X           X             X         X
---------------------------------------------------------------------------------------------------------------------------------
Purchase options on
securities, securities
indexes, and currencies(3).......     X           X         X            X            X           X             X         X
---------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
contracts, stock index
futures contracts,
foreign currency
contracts and options on
futures (4)......................     X           X         X            X            X           X             X         X
---------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolios.............     X           X         X            X            X           X             X         X
---------------------------------------------------------------------------------------------------------------------------------

______________________
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                US         Tax
                               Real                 Tax-       Tax-                Tax     Short            Government    Free
                              Estate   Emerging    Managed    Managed   Special   Exempt   Term      Money    Money       Money
   Type of Portfolio        Securities  Markets   Large Cap  Small Cap  Growth     Bond    Bond      Market   Market     Market
      Securities               Fund      Fund       Fund       Fund      Fund      Fund    Fund       Fund     Fund       Fund
      ----------               ----      ----       ----       ----      ----      ---     ----       ----     ----       ----
-----------------------------------------------------------------------------------------------------------------------------------
Cash reserves..............     X         X          X           X        X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)...     X         X                                         X        X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities....     X         X                                         X        X          X        X          X
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements...............     X         X                                         X        X          X        X          X
-----------------------------------------------------------------------------------------------------------------------------------
Lending portfolio
  securities not to exceed
  33 1/3% of total Fund
  assets...................     X         X          X           X        X                  X          X        X
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities
(limited to 15% of a Fund's
net assets)................     X         X          X           X        X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities
(limited to 10% of a Fund's
net assets)................                                                                             X        X          X
-----------------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2).............               X                                                  X
-----------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)....     X         X          X           X        X                  X
-----------------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and
currencies(3)..............     X         X          X           X        X                  X
-----------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts,
foreign currency contracts
and options on futures(4)...    X         X                               X         X        X
-----------------------------------------------------------------------------------------------------------------------------------
Credit and liquidity
  enhancements.............                                                         X                                       X
-----------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio........     X         X          X           X        X         X        X
-----------------------------------------------------------------------------------------------------------------------------------

_____________________

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    Fixed        Fixed
    Type of Portfolio         Equity I     Equity II    Equity III     Equity Q    International  Income I     Income III
        Security                Fund         Fund           Fund         Fund         Fund          Fund          Fund
    -----------------         --------     ---------    ----------     --------    -------------  --------     ----------
---------------------------------------------------------------------------------------------------------------------------
Cash reserves.............       X             X            X             X             X             X            X
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)..                                                              X             X            X
---------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities...                                                              X             X            X
---------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements..............                                                              X             X            X
---------------------------------------------------------------------------------------------------------------------------
Lending portfolio
  securities not to exceed
  33 1/3% of total Fund
  assets..................       X             X            X             X             X             X            X
---------------------------------------------------------------------------------------------------------------------------
Illiquid securities
  (limited to
  15% of a Fund's net
  assets).................       X             X            X             X             X             X            X
---------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2)............                                                              X             X            X
---------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)...       X             X            X             X             X             X            X
---------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and
  currencies(3)...........       X             X            X             X             X             X            X
---------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign currency
  contracts and options
  on futures(4)...........       X             X            X             X             X             X            X
---------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio.......       X             X            X             X             X             X            X
---------------------------------------------------------------------------------------------------------------------------

-------------------------

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

     Cash Reserves. Each Fund (except the Money Market, U.S. Government Money
     -------------
Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

     Liquidity Portfolio. A Fund at times has to sell portfolio securities in
     -------------------
order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

     The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

     A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for cash reserves by purchasing index options and index futures contracts in amounts that expose the Liquidity Portfolio to the performance of the relevant index. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

     Money Market Instruments. The Money Market, US Government Money Market and
     ------------------------
Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

     Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000
     ---------------------
largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

     Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

     Repurchase Agreements. A Fund may enter into repurchase agreements with the
     ---------------------
seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

     Reverse Repurchase Agreements. A Fund may enter into reverse repurchase
     -----------------------------
agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

     High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income
     ---------------
III, Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     Illiquid Securities. The Funds will not purchase or otherwise acquire any
     -------------------
security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     Forward Commitments. A Fund may contract to purchase securities for a fixed
     -------------------
price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

     Lending Portfolio Securities. Cash collateral received by a Fund when it
     ----------------------------
lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Funds, other than the Money Market, US Government
     -------------------
Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Fund, except as noted above, may
     ---------------------------------
purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currency. A Fund may buy and sell put and call options
     ---------------------------
on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts And Options On Futures Contracts. A Fund may invest in
     --------------------------------------------------
interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Hedging Strategies. Stock index futures contracts may be used by the Equity
     ------------------
I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Small Cap, Select Value, Select Growth and International Securities Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to equity market performance.

     Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Funds are also permitted to enter
     ----------------------------------
into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency
     -----------------------------------------------------------------
Contracts"). The Funds may engage in forward currency contracts to hedge against
---------
uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     Depository Receipts. A Fund may hold securities of foreign issuers in the
     -------------------
form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term
     ----------------
Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund.

     Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated
     ------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

     US Government Obligations. The types of US government obligations the Funds
     -------------------------
may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

     Variable And Floating Rate Securities. A floating rate security is one
     -------------------------------------
whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     Variable Amount Master Demand Notes. The Money Market Fund may invest in
     -----------------------------------
variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

     Zero Coupon Securities. Zero coupon securities are notes, bonds and
     ----------------------
debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage-
     --------------------------------------------------
related and other asset-backed securities the Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban

Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     Loan Participations. The Funds may purchase participations in commercial
     -------------------
loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

     Municipal Obligations. "Municipal obligations" are debt obligations issued
     ---------------------
by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

          Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

              GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

              REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

              INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

          Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

              TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

              BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

              REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

              CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

              PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

              TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

              TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

              TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

              A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

              The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

          DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

          The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

          The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

     Interest Rate Transactions. The Fixed Income III, Short Term Bond and
     --------------------------
Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Investment In Foreign Securities. The Funds may invest in foreign
     --------------------------------
securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     Investment In Emerging Markets. Foreign investment may include emerging
     ------------------------------
market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Foreign Government Securities. Foreign government securities which the
     -----------------------------
Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

     Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may
     ---------------------
invest in debt securities issued by supranational organizations such as:

          The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

          The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

          The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

          The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     Brady Bonds. The Fixed Income III, Multistrategy Bond, International
     -----------
Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

     Credit And Liquidity Enhancements. The Money Market Funds may invest in
     ---------------------------------
securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                     TAXES

     Distributions
     -------------

     Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

     Distributions of Capital Gains. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

     Information on the Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund's Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income and/or capital gains earned during the period of your investment in a Fund.

     Taxes
     -----

     Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund's available earnings and profits.

     Excise Tax Distribution Requirements. The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     Redemption of Fund Shares. Redemptions and exchanges of a Fund's Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those Shares.

     Beginning after the year 2005 (2000 for certain shareholders), gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

     All or a portion of any loss that you realize upon the redemption of your Fund Shares will be disallowed to the extent that you purchase other Shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

     US Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by US government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends-Received Deduction For Corporations. Distributions from Diversified Equity, Equity Income, Quantitative Equity, Real Estate Securities, Special Growth, Tax-Managed Large Cap, Tax-Managed Small Cap, Equity I, Equity II, Equity III and Equity Q Funds may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Funds from domestic (US) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

     Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by Funds which invest in foreign securities. Similarly, foreign exchange losses realized by such Funds on the sale of debt instruments are generally treated as ordinary income losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce such Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce such Fund's ordinary income distributions to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

     The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your US federal income tax. Each of these Funds will provide you with the information necessary to complete your individual income tax return if such election is made.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" (a "PFIC") for federal income tax purposes, the application of certain provisions of the Code (applying to PFICs) could result in the imposition of certain federal income taxes to the Fund. Under the Code, a Fund can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom. In addition, Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as PFICs under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a nondeductible federal income tax at the Fund level, whether or not the corresponding income is distributed to you. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. In some cases, Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Emerging Markets Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The US has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of assets invested within various countries is not known.

     Exempt Interest Dividends. The Tax Exempt Bond Fund and Tax Free Money Market Fund do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Tax Exempt Bond Fund and Tax Free Money Market Fund Shares, is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing Shares of the Tax Exempt Bond Fund or Tax Free Money Market Fund.

     Investment in Complex Securities. The Funds may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

At October 31, 2000, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

---------------------------------------------------------------------------------------------------------------------------
            Real Estate  Emerging   Short Term  Diversified   Equity       Tax-        Tax-      Tax Exempt  Multistrategy
   Year     Securities    Markets    Bond Fund   Bond Fund    Income      Managed     Managed       Bond      Bond Fund
               Fund        Fund                                          Large Cap   Small Cap
---------------------------------------------------------------------------------------------------------------------------
10/31/01        --          --       4,813,748      --          --          --          --                       --
---------------------------------------------------------------------------------------------------------------------------
10/31/02        --          --       5,161,817      --          --          --          --        345,504        --
---------------------------------------------------------------------------------------------------------------------------
10/31/03        --       2,887,175   2,834,049      --          --          --          --        110,634        --
---------------------------------------------------------------------------------------------------------------------------
10/31/04        --        348,806    1,947,924      --          --          --          --         15,075        --
---------------------------------------------------------------------------------------------------------------------------
10/31/05        --          --        574,853       --          --          --          --                       --
---------------------------------------------------------------------------------------------------------------------------
10/31/06     2,695,613  56,335,865    51,911        --          --        655,350       --        141,152        --
---------------------------------------------------------------------------------------------------------------------------
10/31/07    22,984,087  30,325,300   3,481,990  11,038,464      --        716,803       --        399,028    17,356,510
---------------------------------------------------------------------------------------------------------------------------
10/31/08    10,831,361   6,323,823   2,691,693   9,492,174  11,719,875  15,494,001   6,878,580   1,845,627    9,143,431
---------------------------------------------------------------------------------------------------------------------------
TOTAL       36,511,061  96,220,969  21,557,985  20,530,638  11,719,875  16,866,154   6,878,580   28,857,020  26,499,941
---------------------------------------------------------------------------------------------------------------------------

     Redemptions in Kind. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission. In the case of redemption requests in excess of these amounts FRIC's Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                           MONEY MANAGER INFORMATION

                            DIVERSIFIED EQUITY FUND

      Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

      Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

      Barclays Global Fund Advisors N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.

      Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

      Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

      MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

      Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

      Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

      Suffolk Capital Management, Inc. is a wholly owned subsidiary of Old Mutual PLC, a publicly traded corporation.

      Turner Investment Partners Inc. is a corporation controlled by Robert E. Turner.

      Westpeak Investment Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

                           QUANTITATIVE EQUITY FUND

      Barclays Global Fund Advisors. See: Diversified Equity Fund.

      Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

      J.P. Morgan Investment Management, Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                          TAX-MANAGED LARGE CAP FUND

      J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                              SPECIAL GROWTH FUND

      CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

      David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

      Delphi Management, Inc. is 100% owned by Scott Black.

      GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

      Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

      TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                          TAX-MANAGED SMALL CAP FUND

      Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                              SELECT GROWTH FUND

      CapitalWorks Investment Partners, LLC See: Special Growth Fund.

      Fuller & Thaler Asset Management is controlled by Russell J. Fuller.

      Strong Capital Management, Inc. See: Diversified Equity Fund.

      TCW Asset Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is owned by its employees.

      Turner Investment Partners, Inc. See: Diversified Equity Fund.

                               SELECT VALUE FUND

      Iridian Asset Management LLC is majority owned by current employees. In addition, Arnhold & S. Bleichroeder, Inc. maintains a 27.5% minority ownership interest. Arnhold & S. Bleichroeder, Inc. is owned 75% by the Arnhold family and 25% by its officers.

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Systematic Financial Management, L.P. is owned 57% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 43% is employee owned.

                              EQUITY INCOME FUND

      Barclays Global Fund Advisors, See: Diversified Equity Fund.

      Iridian Asset Management LLC. See: Select Value Fund.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                          REAL ESTATE SECURITIES FUND

      AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

      Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

      Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                         INTERNATIONAL SECURITIES FUND

      Alliance Capital Management L.P, acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

      Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard H. Driehaus.

      Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

      J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

      Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

      Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

      Montgomery Asset Management LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

      Oechsle International Advisors is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

      The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                             EMERGING MARKETS FUND

      Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Foreign & Colonial Emerging Markets Limited is a wholly-owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

      Genesis Asset Managers Limited is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.

      Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

      Schroders Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                             DIVERSIFIED BOND FUND

      Lincoln Capital Management Company is over 50% owned by John Cole, Dave Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.

      Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

      Standish, Ayer & Wood, Inc. is organized as a Sub-chapter S Corporation and is 100% owned by its twenty-five directors, with no director having more than 25% ownership.

                            MULTISTRATEGY BOND FUND

      Lazard Asset Management is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.

      Miller, Anderson & Sherrerd, LLP ("MAS") is a Pennsylvania limited liability partnership. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.

      Pacific Investment Management Company. See: Diversified Bond Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                             SHORT TERM BOND FUND

      BlackRock Financial Management operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.

      Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

      Pacific Investment Management Company, LLC See: Diversified Bond Fund.

      STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                             TAX EXEMPT BOND FUND

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                                 EQUITY I FUND

      Alliance Capital Management L.P, acting through its Bernstein Investment Research and Management Unit.. See: Diversified Equity Fund.

      Barclays Global Fund Advisors. See: Diversified Equity Fund.

      Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

      Marsico Capital Management, LLC. See: Diversified Equity Fund

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Peachtree Asset Management. See: Diversified Equity Fund.

      Strong Capital Management, Inc. See: Diversified Equity Fund.

      Suffolk Capital Management, Inc. See: Diversified Equity Fund.

      Turner Investment Partners Inc. See: Diversified Equity Fund.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                                 EQUITY Q FUND

      Barclays Global Fund Advisors. See: Diversified Equity Fund.

      Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

      J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

      Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

                                EQUITY II FUND

      CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

      David J. Greene and Company, LLC. See: Special Growth Fund.

      Delphi Management, Inc. See: Special Growth Fund.

      GlobeFlex Capital, L.P. See: Special Growth Fund.

      Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

      Sirach Capital Management, Inc. See: Special Growth Fund.

      TimesSquare Capital Management, Inc., See: Special Growth Fund.

      Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.

                                EQUITY III FUND

      Barclays Global Fund Advisors.  See: Diversified Equity Fund.

      Iridian Asset Management LLC.  See: Select Value Fund.

      Westpeak Investment Advisors, L.P.  See: Diversified Equity Fund.

                              INTERNATIONAL FUND

      Alliance Capital Management L.P. See:  Diversified Equity Fund

      Delaware International Advisers Limited. See: International Securities
Fund.

      Driehaus Capital Management, Inc. See: International Securities Fund.

      Fidelity Management & Research Company. See: International Securities
Fund.

      J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

      Marvin & Palmer Associates, Inc.  See: International Securities Fund.

      Mastholm Asset Management, LLC. See: International Securities Fund.

      Montgomery Asset Management, LLC. See: International Securities Fund.

      Oechsle International Advisors, LLC. See: International Securities Fund.

      The Boston Company Asset Management, Inc. See: International Securities Fund.

                              FIXED INCOME I FUND

      Lincoln Capital Management Company. See: Diversified Bond Fund.

      Pacific Investment Management Company. See: Diversified Bond Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                             FIXED INCOME III FUND

      Lazard Asset Management. See: Multistrategy Bond Fund.

      Miller, Anderson & Sherrerd, LLP. See: Multistrategy Bond Fund.

      Pacific Investment Management Company. See: Diversified Bond Fund.

      Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.


                               MONEY MARKET FUND

      Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                        US GOVERNMENT MONEY MARKET FUND

      Frank Russell Investment Management Company. See: Money Market Fund.

                          TAX FREE MONEY MARKET FUND

      Weiss, Peck & Greer, L.L.C. is a wholly-owned subsidiary of Robeco Groep N.V.

                          RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

         BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

         B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:

         Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

     Symbols used are as follows:

          MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

          MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

          A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

              -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

          SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2--Satisfactory capacity to pay principal and interest.

          S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

              The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     MOODY'S:

     Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (1) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-1, Prime-2, or Prime-3.

     Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed;
     (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

     Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     S&P:

     Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2, or A-3.

     A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     DUFF & PHELPS, INC.:

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional 'I' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of `I +' (one plus) and 'I (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short- term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 2--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Good Grade

     Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Satisfactory Grade

     Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Non-Investment Grade

     Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     Default

     Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, INC.:

     In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

     IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

     Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

     IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+ -- Obligations supported by the highest capacity for timely repayment.

     A1 -- Obligations supported by a very strong capacity for timely repayment.

     A2 -- Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1 -- Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2 -- Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1 -- Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1 -- Obligations which have a high risk of default or which are currently in default.

     FITCH INVESTORS SERVICE, INC. ("FITCH"):

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

     F-1+ -- Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 -- Very strong credit quality. Issues assigned this rating, reflect an assurance of timely payment only slightly less in degree than issues rated F- I+.

     F-2 -- Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F- 1 +' and 'F- 1' ratings.

     F-3 -- Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-5 -- Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D -- Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON BANKWATCH ("TBW") SHORT-TERM RATINGS:

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-l."

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             FINANCIAL STATEMENTS

The 2000 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                   GLOSSARY

     Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank demonimated is US dollars and held in the United States.

     Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

     Board -- The Board of Trustees of FRIC.

     Cash reserves -- The Funds, other than the Money Market Funds, are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

     Code -- Internal Revenue Code of 1986, as amended.

     Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

     Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

     Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

     FNMA-- Federal National Mortgage Association.

     Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

     FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

     Funds -- The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     GNMA -- Government National Mortgage Association

     Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

     Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

     Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     Moody's-- Moody's Investors Service, Inc., an NRSRO

     Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

     Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO-- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

     PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

     Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

     Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

     Russell 1000(R) Index. The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

     Russell-- Frank Russell Company, consultant to FRIC and to the Funds

     S&P-- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index

     SEC -- US Securities and Exchange Commission

     Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

     Statement -- FRIC's Statement of Additional Information

     Transfer Agent-- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

     US -- United States

     US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

     Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 Act-- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700

                          In Washington (253) 627-7001

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2001

    Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

    This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Fund of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

    Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

    This Statement incorporates by reference the Fund of Funds' Annual Reports to Shareholders for the ten months ended October 31, 2000. Copies of the Fund of Funds' Annual Reports accompany this Statement

    This Statement describes the Class C, Class D, Class E and Class S Shares of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds and the Class C, Class E and Class S Shares of the Tax-Managed Global Equity Fund (collectively, the "Fund of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.

                  FUND                      INCEPTION DATE      PROSPECTUS DATE
                  ----                      --------------      ---------------
  Equity Aggressive Strategy Fund            September 30, 1997     March 1, 2001
  Aggressive Strategy Fund                   September 16, 1997     March 1, 2001
  Balanced Strategy Fund                     September 16, 1997     March 1, 2001
  Moderate Strategy Fund                     October 2, 1997        March 1, 2001
  Conservative Strategy Fund                 November 7, 1997       March 1, 2001
  Tax-Managed Global Equity Fund             February 1, 2000       March 1, 2001

    The Underlying Funds in which the Fund of Funds currently invest commenced operations on the dates indicated below:

                               FUND                              INCEPTION DATE
                               ----                              --------------
                    Diversified Equity Fund                     September 5, 1985
                      Special Growth Fund                       September 5, 1985
                   Quantitative Equity Fund                     May 15, 1987
                 International Securities Fund                  September 5, 1985
                     Diversified Bond Fund                      September 5, 1985
                     Short Term Bond Fund                       October 30, 1981
                    Multistrategy Bond Fund                     January 29, 1993
                  Real Estate Securities Fund                   July 28, 1989
                     Emerging Markets Fund                      January 29, 1993
                  Tax-Managed Large Cap Fund                    October 7, 1996
                  Tax-Managed Small Cap Fund                    December 1, 1999

                               TABLE OF CONTENTS

CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED IN
                     THE GLOSSARY, WHICH BEGINS ON PAGE 59

                                                                                                Page
STRUCTURE AND GOVERNANCE.................................................................        1
     Organization and Business History...................................................        1
     Shareholder Meetings................................................................        1
     Controlling Shareholders............................................................        2
     Trustees and Officers...............................................................        4

OPERATION OF FRIC........................................................................        9
     Service Providers...................................................................        9
     Consultant..........................................................................        9
     Advisor and Administrator...........................................................        10
     Money Managers......................................................................        11
     Distributor.........................................................................        12
     Custodian and Portfolio Accountant..................................................        12
     Transfer and Dividend Disbursing Agent..............................................        13
     Order Placement Designees...........................................................        13
     Independent Accountants.............................................................        13
     Codes of Ethics.....................................................................        13
     Plan Pursuant to Rule 18f-3.........................................................        16
     Distribution Plan...................................................................        16
     Shareholder Services Plan...........................................................        18
     Underlying Fund Expenses............................................................        18
     Fund of Funds Operating Expenses....................................................        19
     Purchase and Redemption of Fund of Funds Shares.....................................        19
     Valuation of the Fund of Fund Shares................................................        20
     Pricing of Securities...............................................................        20
     Portfolio Turnover Rates of the Fund of Funds.......................................        20
     Portfolio Transaction Policies of the Underlying Funds..............................        21
     Brokerage Allocations...............................................................        21
     Brokerage Commissions...............................................................        22
     Yield and Total Return Quotations...................................................        23

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUND OF  FUNDS....................        24
     Investment Restrictions.............................................................        24
     Investment Policies and Practices of the Fund of Funds..............................        25

INVESTMENT POLICIES OF THE UNDERLYING FUNDS..............................................        26
CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS..............................................        29
TAXES....................................................................................        47
MONEY MANAGER INFORMATION FOR UNDERLYING FUNDS...........................................        48
RATINGS OF DEBT INSTRUMENTS..............................................................        52
FINANCIAL STATEMENTS.....................................................................        58
GLOSSARY.................................................................................        59

                           STRUCTURE AND GOVERNANCE

     ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation in October 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

     FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.

     FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

     FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Fund of Funds described in this Statement, other than the Tax-Managed Global Equity Fund which only offers Shares of beneficial interest in the Class C, Class E and S Shares, offers Shares of beneficial interest in the Class C, Class D, Class E and Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class C, Class D and Class E Shares of the Fund of Funds, other than the Tax-Managed Global Equity Fund, and Class C, Class E and Class S Shares of the Tax-Managed Fund Global Equity Fund.

     Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

     Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

     SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

     CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

     At January 31, 2001, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:

     Conservative Strategy Fund Class C - Elizabeth P. Ingoldsby, Trustee, Ingoldsby Family Trust, U/A DTD 4/15/82, 868 San Simeon Road, Arcadia, CA, 91007-6036, 7.83%, record; Marlene A. Phillips, Robert W. Pfohl, Trustees, WM Pfohl Trucking Corp., Defined Benefit Plan, 84 Pfohl Road, Cheektowaga, NY, 14225-2430, 7.82%, record; Rita N. Dunbar, 303 S. Raven Terrace, Inverness, FL 34450-2755, 7.29%, record; Robert W. Baird & Co., Inc., Trustee, FBO Michael F. Krieger, Rollover IRA, A/C 4893-8470, 966 S. Diestel Road, Salt Lake City, UT 84105-1746, 5.78%, record.

     Conservative Strategy Fund Class D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3/rd/ Floor, 217 Essex Street, Salem, MA 01970-3728, 63.67%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC, 401K PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 17.19%, record.

     Conservative Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 13.81%, record; National Financial Services Co., Custodian for the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Department, 5/th/ Floor, 200 Liberty Street, New York, NY 10281-1003, 13.31%, record; Trustlynx & Co. #T03, FBO Wesleyan Pension Plan 403(b), P.O. Box 173736, Denver, CO 80217-3736, 8.75%, record; Citizens Bank of Batesville, Trustee, White River Medical Center Inc., 401(k) Plan, 3/rd/ & College Streets, Batesville, AR 72503, 5.28%, record.

     Conservative Strategy Fund Class S - Trustlynx & Co. #T03, FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 36.45%, record;
     National Financial Services Co., Custodian for the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Department, 5/th/ Floor, 200 Liberty Street, New York, NY 10281-1003, 17.73%, record; Cole Taylor Asset Management, Trustee, Drives Inc. Retirement Savings Plan, 1965
     N. Milwaukee Ave., Chicago, IL 60647-4385, 13.09%, record; Snap-Tite, Inc., 401(k) Savings Plan - Conservative, Attn: Gene Rejzer, 2930 West 22/nd/ Street, Erie, PA 16506-2302, 9.09%, record; Robert W. Baird & Co. Inc., Trustee, FBO Dorothy Wood Rollover IRA, A/C 9769-9241, 580 Bloomfield Ave, Apt. 12A, West Caldwell, NJ 07006-7503, 8.39%, record; Jim P. Dupont, 2540 Hwy 384, Bell City, LA 70630-5126, 7.57%, record.

     Balanced Strategy Fund Class D - Security Trust Company, Custodian, FBO Physician Eye Surgery Center, 401(k) PSP, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 15.78%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3/rd/ Floor, 217 Essex Street, Salem, MA 01970-3728, 15.44%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC, 401(k) PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 10.68%, record; Bellingham Cold Storage Co., Profit Sharing Retirement Plan, Security Trust Company, Trustee, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 8.10%, record; Security Trust Company, Trustee, FBO Orthopedic Consultants of WA 401(k), 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 6.36%, record; Security Trust Company, Trustee, FBO Western Washington Medical Group 401(k), 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 5.91%, record; Security Trust Company, Trustee, Karr Tuttle Campbell Retirement Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 5.58%, record.

     Balanced Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 17.93%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5/th/ Floor, 200 Liberty Street, New York, NY 10281-1003, 10.79%, record; Board of

     Pensions of the Church of God Inc., Trustees, Church of God Pension Plan,
     Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 7.77%, record; US Bank NA, Custodian for Daily Valued Retirement Program, First Trust Ctr. (SPEN 0402), 180 East 5/th/ Street, St. Paul, MN 55101-1606, 6.35%, record.

     Balanced Strategy Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept., 5/th/ Floor, 200 Liberty Street, New York, NY 10281-1003, 12.91%, record; Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 11.18%, record; Cole Taylor Asset Management, Trustee, Drives Inc. Retirement Savings Plan, 1965 N. Milwaukee Ave., Chicago, IL 60647-4385, 6.60%, record.

     Moderate Strategy Fund Class D - Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services, 3/rd/ Floor, 217 Essex Street, Salem, MA 01970-3728, 38.13%, record; Security Trust Company, Custodian, FBO A & H Stores Inc. 401K Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 27.50%, record; Security Trust Company, Trustee, FBO Jumbo Foods 401(k), 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 12.84%, record; Chase Manhattan Bank NA, Trustee, FBO Chocolate Manufacturers Association Money Purchase Plan, Attn: Tom Edgar, 999 Broad Street, Bridgeport, CT 06604-4385, 8.10%, record.

     Moderate Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 16.51%, record; Trustlynx & Co. #T03, FBO Wesleyan Pension Plan, P.O. Box 173736, Denver, CO 80217-3736, 11.22%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 9.18%, record.

     Moderate Strategy Fund Class S - Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 25.89%, record; Snap-
     Tite, Inc., 401K Savings Plan - Moderate, Attn: Gene Rejezer, 2930 West 22/nd/ Street, Erie, PA 16506-2302, 11.47%, record; Martha Jean Owsley & Bobby G. Owsley, Trustees, Bobby G. & Martha Jean Owsley Charitible Remainder Trust U/A DTD 12/18/00, 610 E. Main Street, Cecilia, KY 42724-9618, 10.41%, record; National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn: Mutual Funds Dept., 5/th/ Floor, 200 Liberty Street, New York, NY 10281-1003, 8.11%, record; Robert W. Baird & Co., Inc., Trustee, Susan S. Keith IRA A/C 4668-1590, 101 Helmwood Drive, Elizabethtown, KY 10281-1003, 5.35%, record; Robert W. Baird & Co., Inc., Trustee, FBO William Smith Rollover IRA, A/C 7853-3760, 1409 Annie Land, Libertyville, IL 60048-4422, 5.19%, record.

     Aggressive Strategy Fund Class D - Security Trust Company, Custodian, FBO Haines & Emerson Inc. PSP, 401(k) Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 25.82%, record; Security Trust Company, Trustee, Karr Tuttle Campbell retirement Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 18.26%, record; Maltrust & Co., c/o Eastern Bank & Trust AM&M, Attn: Retirement Plans Services 3/rd/ floor, Salem, MA 01970-3278, 16.67%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC 401(k) PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 13.50%, record; Security Trust Company, Custodian, FBO Evertrust Financial Group Inc. Employee 401(k) Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 7.37%, record.

     Aggressive Strategy Fund Class E - Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 10.46%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
     Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 9.61%, record; US Bank NA, Custodian for Daily Valued Retirement Program, First Trust Center (SPEN 0402), 180 East 5/th/ Street, St. Paul, MN 55101-1606, 5.39%, record.

     Aggressive Strategy Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center, Attn:
     Mutual Funds Dept. 5/th/ floor, 200 Liberty Street, New York, NY 10281-1003, 11.49%, record; Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 8.09%, record; Bergmann Associates PC 401(k) Plan, 200 Federal Plaza, 28 E. Main Street, Rochester, NY 14614-1908, 5.37%, record; Cole Taylor Asset Management, Trustee, Drives Inc. Retirement Savings Plan, 1965 N. Milwaukee Avenue, Chicago, IL 60647-4385, 5.11%, record.

     Equity Aggressive Strategy Fund Class D - Security Trust Company, Custodian, FBO Haines & Emerson Inc. PSP, 401(k) Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 23.85%, record; Security Trust Company, Custodian, FBO Evertrust Financial Group Inc., Employee 401(k) Savings Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 15.23%, record; Security Trust Company, Trustee, FBO Northwest Composites Inc. & Aerocell Corp. 401(k) Savings Plan & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 13.42%, record; Investors Bank & Trust Co., c/o Diversified Investment Adv. Inc., Attn: Transfer Agency Group, 4 Manhattanville Road, Purchase, NY 10577-2139, 13.01%, record; Security Trust Company, Custodian, FBO A&H Stores Inc. 401(k) Plan, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 11.96%, record; Security Trust Company, Custodian, FBO Ogden Murphy Wallace PLLC 401(k) PSP & Trust, 2390 E. Camelback Road, Ste. 240, Phoenix, AZ 85016-3434, 6.78%, record; Maltrust & Co., c/o Eastern Bank & Trust AM&M, Attn: Retirement Plan Services 3rd floor. 217 Essex Street, Salem, MA 01970-3728, 5.45%, record.

     Equity Aggressive Strategy Fund Class E - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
     Attn: Mutual Funds Dept. 5/th/ floor, 200 Liberty Street, New York, NY 10281-1003, 24.04%, record; Board of Pensions of the Church of God Inc., Trustees, Church of God Pension Plan, Attn: Doug Hamlin, P.O. Box 2559, Anderson, IN 46018-2559, 10.59%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
     Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.07%, record; Trustlynx & Co.#T103, FBO Wesleyan Pension Plan 403(b), P.O. Box 173736, Denver, CO 80217-3736, 5.65%, record; US Bank NA, FBO Baugh Enterprise Pension 401(k), P.O. Box 64010, Saint Paul, MN 55164-0010, 5.30%, record.

     Equity Aggressive Strategy Fund Class S - National Financial Services Co. CU, For the Exclusive Benefit of our Customers, One World Financial Center,
     Attn: Mutual Funds Dept. 5/th/ floor, 200 Liberty Street, New York, NY 10281-1003, 11.15%, record; Snap-Tite Inc., 401(k) Savings Plan-Equity Aggressive, Attn: Gene Rejzer, 2930 West 22/nd/ Street, Erie, PA 16506-2302, 7.76%, record; Bergmann Associates PC 401(k) Plan, 200 Federal Plaza, 28 E. Main Street, Rochester, NY 14614-1908, 5.58%, record; Trustlynx & Co., FBO Wheaton Eye Clinic 401(k) PSP, P.O. Box 173736, Denver, CO 80217-3736, 5.34%, record.

     Tax-Managed Global Equity Fund Class S - Forwastari Investment Inc., c/o Moderna SA, Attn: Mr. Mario Cardenal, Apartado 7542 Zona 5, Panama, Republic of Panama, 8.38%, record; Forwastari Investment Inc.-B, c/o Moderna SA, Attn: Mr. Mario Cardenal, Apartado 7542 Zona 5, Panama, Republic of Panama, 6.68%, record; Martine C. Naar, 5525 Lakeshore Drive, Columbia, SC 29206-4912, 5.14%, record.

     At January 31, 2001, no shareholder could be deemed to "control" any Fund of Funds because no shareholder owned more than 25% of the voting Shares of any Fund of Funds.

     For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

     The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

     TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), Frank Russell Company ("Russell") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

     FRIC paid $294,471 in the aggregate for the ten months ended October 31, 2000 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

     The following table contains the Trustees and officers and their positions with FRIC, their ages, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

     An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

-----------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
      Name, Age,                 Position(s) Held                                 During the
        Address                      with Fund                                   Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
*George F. Russell,           Trustee Emeritus         Also currently: Trustee Emeritus and Chairman Emeritus,
Jr., Born July 3, 1932        and Chairman             Russell Insurance Funds; Director, Chairman of the Board
                              Emeritus since           and Chief Executive Officer, Russell Building Management
                              1998.                    Company, Inc.; Director and Chairman of the Board, Frank
909 A Street                                           Russell Company, Frank Russell Securities, Inc., Frank
Tacoma, Washington                                     Russell Trust Company and Frank Russell Investments
98402-1616                                             (Delaware), Inc.; Director Emeritus, Frank Russell Investment
                                                       Management Company; Director, Chairman of the Board and
                                                       President, Russell 20/20 Association. From 1984 to December
                                                       1998, Trustee, Russell Insurance Funds.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,            Trustee, President       Also currently: Trustee, President and Chief Executive
Born April 22, 1939           and Chief Executive      Officer, Russell Insurance Funds; Director, Chief Executive
                              Officer since 1987.      Officer and Chairman of the Board, Russell Fund
909 A Street                                           Distributors, Inc.; Trustee, Chairman of the Board, President,
Tacoma, Washington                                     The SSgA Funds (investment company); Director and
98402-1616                                             Chairman of the Board, Frank Russell Investment
                                                       Management Company; Director and Chairman of the Board,
                                                       Frank Russell Trust Company; Director and Chairman of the
                                                       Board, Frank Russell Investment Company PLC; Director,
                                                       Frank Russell Investments (Ireland) Limited, Frank Russell
                                                       Investments (Cayman) Ltd., and Frank Russell Investments
                                                       (UK) Ltd.; March 1997 to December 1998, Director, Frank
                                                       Russell Company; June 1993 to November 1995, Director,
                                                       Frank Russell Company. Until September 1994, Director and
                                                       President, The Laurel Funds, Inc. (investment company).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
      Name, Age,                 Position(s) Held                                 During the
        Address                      with Fund                                   Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,             Trustee since 1984.      Also currently: Trustee, Russell Insurance Funds. 1996 to
Born October 15,                                       present, President, Anderson Management Group LLC
1931                                                   (architectural design and manufacturing). 1984 to 1996,
                                                       President, Vancouver Door Company, Inc.
23 Forest Glen Lane
Lakewood,
Washington
98498
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,            Trustee since 1985.      Also currently: Trustee, Russell Insurance Funds. President,
Born December 1,                                       Paul Anton and Associates (Marketing Consultant on emerging
1919                                                   international markets for small corporations). 1991-1994,
                                                       Adjunct Professor, International Marketing, University of
PO Box 212                                             Washington, Tacoma, Washington.
Gig Harbor,
Washington 98335-0212
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
William E. Baxter,            Trustee since 1984.      Trustee, Russell Insurance Funds.
Born June 8, 1925                                      Retired.

800 North C Street
Tacoma, Washington
98403-2815
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kristianne Blake              Trustee since 2000.      Also currently: Trustee, Russell Insurance Funds; President,
Born January 22, 1954                                  Kristianne Gates Blake, P.S. (accounting services); Trustee,
                                                       WM Group of Funds; Trustee, William H. & Mary M. Gates
P.O. Box 28338                                         Charitable Remainder Annuity Trust; Director, Avista Corp.
Spokane, Washington
99228
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,              Trustee since 1984.      Also currently: Trustee, Russell Insurance Funds; 1960-1995,
Born October 6, 1930                                   President, Gingrich Enterprises, Inc. (Business and Property
                                                       Management).
1730 North Jackson
Tacoma, Washington
98406
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
      Name, Age,                 Position(s) Held                                 During the
        Address                      with Fund                                   Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,            Trustee since 1984.      Also currently: Trustee, Russell Insurance Funds and Director of
Born May 5, 1926                                       Frank Russell Trust Company.  Retired.

2025 Narrows View
Circle #232-D, P.O.
Box 1057
Gig Harbor,
Washington 98335
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison,          Trustee since 2000.      Also currently: Trustee, Russell Insurance Funds and President,
Jr.                                                    Simpson Investment Company and several additional subsidiary
Born December 21,                                      companies, including Simpson Timber Company, Simpson Paper
1955                                                   Company and Simpson Tacoma Kraft Company.  Prior to July
                                                       1997, President and Board member, Simpson Paper Company.
4515 Paradise                                          Trustee, Simpson Employee Retirement Fund.
Avenue, West
University Place,
Washington 98466
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,             Treasurer and Chief      Also currently: Treasurer and Chief Accounting Officer,
Born November 26,             Accounting Officer       Russell Insurance Funds; Director, Fund Administration
1963                          since 1998.              Frank Russell Trust Company; Treasurer, Assistant
                                                       Secretary and Principal Accounting Officer, SSgA Funds
                                                       (investment company); Director of Fund Administration,
909 A Street                                           Frank Russell Investment Management Company;
Tacoma, Washington                                     Manager, Funds Accounting and Taxes, Russell Fund
98402-1616                                             Distributors, Inc. April 1996 to August 1998, Assistant
                                                       Treasurer, Frank Russell Investment Company; August
                                                       1996 to August 1998, Assistant Treasurer, Russell
                                                       Insurance Funds; November 1995 to July 1998, Assistant
                                                       Secretary, SSgA Funds; February 1997 to July 1998,
                                                       Manager, Funds Accounting and Taxes, Frank Russell
                                                       Investment Management Company.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
*Randall P. Lert,             Director of              Also currently: Director of Investments, Russell Insurance Funds;
Born October 3, 1953          Investments since        Chief Investment Officer, Frank Russell Trust Company;
                              1991.                    Director and Chief Investment Officer, Frank Russell Investment
909 A Street                                           Management Company; Director and Chief Investment Officer,
Tacoma, Washington                                     Russell Fund Distributors, Inc.; Director-Futures Trading, Frank
98402-1616                                             Russell Investments (Ireland) Limited and Frank Russell
                                                       Investments (Cayman) Ltd.; Senior Vice President and Director
                                                       of Portfolio Trading, Frank Russell Canada Limited/Limitee.
                                                       April 1990 to November 1995, Director of Investments of Frank
                                                       Russell Investment Management Company.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
      Name, Age,                 Position(s) Held                                 During the
        Address                      with Fund                                   Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
*Karl J. Ege,                 Secretary and General    Also currently: Secretary and General Counsel of Russell
Born October 8, 1941          Counsel since 1994.      Insurance Funds; Director, Secretary and General Counsel,
                                                       Russell Fiduciary Services Co. and Frank Russell Capital, Inc.;
909 A Street                                           Secretary, General Counsel and Managing Director--Law and
Tacoma, Washington                                     Government Affairs of Frank Russell Company; Secretary and
98402-1616                                             General Counsel of Frank Russell Investment Management Company,
                                                       Frank Russell Trust Company and Russell Fund Distributors, Inc.;
                                                       Director and Secretary of Russell Building Management Company,
                                                       Inc., Russell MLC Management Co., Russell International Services
                                                       Co., Inc. and Russell 20-20 Association; Director and Assistant
                                                       Secretary of Frank Russell Company Limited (London) and Russell
                                                       Systems Ltd.; Director of Frank Russell Investment Company LLC,
                                                       Frank Russell Investments (Cayman) Ltd., Frank Russell
                                                       Investment Company PLC, Frank Russell Investments (Ireland)
                                                       Limited, Frank Russell Investment (Japan), Ltd., Frank Russell
                                                       Company, S.A., Frank Russell Japan Co., Ltd., Frank Russell
                                                       Company (NZ) Limited, Russell Investment Nominee Co PTY Ltd and
                                                       Frank Russell Investments (UK) Ltd. From November 1995 to
                                                       February 1997, Director and Secretary, Frank Russell Investments
                                                       (Delaware), Inc.; April 1992 to December, 1998, Director, Frank
                                                       Russell Company.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
*Peter F. Apanovitch,         Manager of Short-Term    Also currently: Manager of Short-Term Investment
Born May 3, 1945              Investment Funds.        Funds, Russell Insurance Funds, Frank Russell
                                                       Investment Management Company and Frank Russell
                                                       Trust Company.
909 A Street
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------

                                            TRUSTEE COMPENSATION TABLE

                                                 PENSION OR           ESTIMATED
                                                RETIREMENT             ANNUAL             TOTAL
                             AGGREGATE           BENEFITS             BENEFITS         COMPENSATION
                            COMPENSATION     ACCRUED AS PART OF         UPON          FROM FRIC PAID
         TRUSTEE             FROM FRIC         FRIC EXPENSES         RETIREMENT        TO TRUSTEES
         -------             ---------         -------------         ----------        -----------
Lynn L. Anderson                 $0                  $0                  $0                $0
Paul E. Anderson              $55,000                $0                  $0             $55,000*
Paul Anton, PhD               $55,000                $0                  $0             $55,000*
William E. Baxter             $55,000                $0                  $0             $55,000*
Kristianne Blake              $55,000                $0                  $0             $55,000*
Lee C. Gingrich               $55,000                $0                  $0             $55,000*
Eleanor W. Palmer             $55,000                $0                  $0             $55,000*
Raymond P. Tennison, Jr.      $55,000                $0                  $0             $55,000*

* Received $12,000 each for service as Trustees on the Russell Insurance Funds' Board of Trustees.

                                OPERATION OF FRIC

     SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

              Consultant                                   Frank Russell Company

              Advisor, Administrator, Transfer and         Frank Russell Investment Management Company
                 Dividend Disbursing Agent

              Money Managers for the                       Multiple professional discretionary
                 Underlying Funds                           investment management organizations

              Custodian and Portfolio Accountant           State Street Bank and Trust Company

     CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company (FRIMCo), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectus, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

     Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris) and Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402

     As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

     Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,500 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

     ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Underlying Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Underlying Funds' Liquidity Portfolios. (See, "Investment Policies of the Underlying Funds -- Liquidity Portfolios.") FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

     Each of the Funds pays an advisory fee and an administrative fee to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the Prospectuses for the Underlying Funds' annual percentage rates.)

     The following Fund of Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursement and/or waivers) for the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998.

         Fund of Funds                        10/31/00     12/31/99     12/31/98
         -------------                        --------     --------     --------
    Equity Aggressive Strategy Fund           $508,145     $403,512     $151,953
    Aggressive Strategy Fund                   553,180      312,714       96,256
    Balanced Strategy Fund                     813,684      650,215      277,200
    Moderate Strategy Fund                     126,703       94,535       30,361
    Conservative Strategy Fund                  37,701       35,959        6,465
    Tax-Managed Global Equity Fund              29,830           --           --

     While FRIMCo will perform investment advisory services for the Fund of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its management and advisory fees since each Fund of Fund's inception and has contractually agreed to continue the waiver of advisory fee through February 28, 2002. Advisory fees do not vary among classes of Shares. Administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $508,145, $403,512 and $151,953; Aggressive Strategy Fund: $553,180, $312,714 and $96,256; Balanced
Strategy Fund: $813,684, $650,215 and $277,200; Moderate Strategy Fund:
$126,703, $94,535 and $30,361; and Conservative Strategy Fund: $37,701, $35,959
and $6,465. For the ten moths ended October 31, 2000, FRIMCo waived $29,830 in fees for the Tax-Managed Global Equity Fund. For the years ended December 31, 1999 and 1998, respectively, FRIMCo reimbursed the Fund of Funds in the following amounts: Equity Aggressive Strategy Fund, $11,875 and $74,470; Aggressive Strategy Fund, $11,979 and $62,426; Balanced Strategy Fund, $12,780 and $126,140; Moderate Strategy Fund, $10,913 and $52,221; and Conservative Strategy Fund, $3,912 and $46,954. FRIMCo paid no reimbursements to any Fund of Fund for the ten months ended October 31, 2000. Each of the Fund of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

     The Underlying Funds in which the Fund of Funds currently invest paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the ten months ended October 31, 2000 and the years ended December 31, 1999 and 1998:


                                                10/31/00        12/31/99         12/31/98
                                                --------        --------         --------
         Diversified Equity                    $10,098,258     $11,377,505       $9,580,094
         Special Growth                          5,983,909       5,867,193        5,901,577
         Quantitative Equity                    10,215,125      11,129,142        9,056,015
         International Securities                8,913,303       9,446,953        8,859,189
         Diversified Bond                        2,782,087       3,695,482        3,407,594
         Short Term Bond                         1,890,126       2,269,960        1,216,062
         Multistrategy Bond                      3,191,178       3,667,917        3,241,445
         Real Estate Securities                  4,675,467       5,193,244        5,183,218
         Emerging Markets                        4,274,390       4,222,210        4,020,121
         Tax-Managed Large Cap                   3,955,187       3,180,328        1,463,604
         Tax-Managed Small Cap*                    688,311          18,536           --
         Tax Exempt Bond                           401,219         498,685          525,312
         Tax Free Money Market                     417,071         491,260          429,613

        * Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

     Effective May 1, 1996 through April 30, 2000, FRIMCo had contractually agree to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund-level expenses exceed 0.80% of average daily net assets on an annual basis, FRIMCo waived fees in the amounts of $57,035, $327,074 and $166,373 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,184,410, $3,340,842 and $3,024,805 for the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, respectively.

     FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536 and $388,516 for the year ended December 31, 1999 and the ten months ended October 31, 2000. In addition, FRIMCo reimbursed the Fund $101,811 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999 or the ten months ended October 31, 2000. The Fund commenced operations on December 1, 1999.

     FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875 for the ten months ended October 31, 2000. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees for the ten months ended October 31, 2000 equal to $1,838,161.

     FRIMCo is a wholly owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

     MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage

Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other offshore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization

     From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1998 and 1999 and the ten months ended October 31, 2000, management fees paid to the money managers of the Underlying Funds were:


                                                                                    Annual rate
              Fund                          $ Amount Paid               (as a % of average daily net assets)
---------------------------    --------------------------------------  ---------------------------------------
                                   1998          1999         2000          1998      1999      2000
                                   ----          ----         ----          ----      ----      ----
Diversified Equity              $ 2,556,100  $ 2,908,409   $2,361,202      0.21%      0.20%     0.21%
Special Growth                    2,419,648    2,249,925    2,009,221      0.39%      0.36%     0.34%
Quantitative Equity               2,153,019    2,623,428    2,243,821      0.19%      0.18%     0.19%
International Securities          3,505,016    3,429,899    2,950,659      0.37%      0.34%     0.35%
Diversified Bond                    529,842      555,643      364,015      0.07%      0.07%     0.06%
Short Term Bond                     414,057      795,354      562,126      0.17%      0.17%     0.17%
Multistrategy Bond                  990,456    1,046,997      704,996      0.19%      0.18%     0.15%
Real Estate Securities            1,757,612    1,711,842    1,374,518      0.29%      0.28%     0.25%
Emerging Markets                  2,230,317    2,151,950    2,006,555      0.66%      0.65%     0.51%
Tax-Managed Large Cap               606,948    1,130,665    1,185,998      0.31%      0.27%     0.23%
Tax-Managed Small Cap*                   --        6,673      236,766        --       0.34%     0.28%
Tax Exempt Bond                     252,321      305,104      210,733      0.23%      0.19%     0.21%
Tax Free Money Market               134,817      146,901      111,491      0.08%      0.08%     0.09%

_________________

        *    The Tax-Managed Small Cap Fund commenced operations on December 1,
1999.

     Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

     DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and its Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

     CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

        Custody:

        Domestic Custody (Underlying Funds) - (i) $3,000 per portfolio per fund;
        (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody ( Underlying Funds) - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody (Underlying Funds) -
        (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and
        (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Portfolio transaction charges for the Fund of Funds are equal to $5.00 each. In addition, interest earned on uninvested cash balances will be used to offset the Fund of Funds' and Underlying Funds' custodian expense, as applicable.

        Fund Accounting:

        Domestic Fund Accounting Underlying Funds - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting Underlying Funds - (i) $24,000 per portfolio per year; and
        (ii) 0.03% of month end net assets. Fund of Funds Account - $12,000 per portfolio; Yield calculation services Fund of Funds and Underlying Funds
        - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

     TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Fund of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

     ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.

        CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

--------------------------------------------------------------------------------------------------------------
                                 Is personal investing         Are investments in securities owned by the
  Money Manager                        allowed?                           advised Fund allowed?
--------------------------------------------------------------------------------------------------------------
AEW Capital                      Yes                           No
Management, L.P.
--------------------------------------------------------------------------------------------------------------
Alliance Capital                 Yes                           Yes, but not in securities with pending or
Management L.P.                                                possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Barclays Global Fund             Yes                           Yes, but not in securities with pending or
Advisors N.A.                                                  possible client buy or sell orders and certain
                                                               blackouts apply to securities of Barclays PLC
                                                               and securities underwritten by Barclays
                                                               affiliates
--------------------------------------------------------------------------------------------------------------
BlackRock Financial              Yes                           Yes, but not in securities with pending or
Management                                                     possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
The Boston Company               Yes                           Yes, but not in securities with pending or
Asset Management                                               possible client buy or sell orders, also,
                                                               certain persons may not purchase securities
                                                               issued by financial services organizations
--------------------------------------------------------------------------------------------------------------
CapitalWorks                     Yes                           Yes, but not in securities with pending or
Investment Partners                                            possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Cohen & Steers                   Yes                           Yes, but not in securities with pending or
                                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
David J. Greene &                Yes                           Yes
Company, LLC
--------------------------------------------------------------------------------------------------------------
Delaware International           Yes                           Yes, but not in securities with pending or
Advisors Limited                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.          Yes                           Yes, but not in securities with pending or
                                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Driehaus Capital                 Yes                           Yes, but not in securities with pending or
Management, Inc.                                               possible client buy or sell orders unless the
                                                               order is bunched with the client's, the client
                                                               is able to fully complete its own order, and
                                                               the order receives the average price for that
                                                               day
--------------------------------------------------------------------------------------------------------------
Fidelity Management              Yes                           Cannot purchase securities on a restricted list
& Research Company
--------------------------------------------------------------------------------------------------------------
Foreign & Colonial               Yes                           Cannot purchase securities on a restricted list
Emerging Markets
Limited
--------------------------------------------------------------------------------------------------------------
Frank Russell                    Yes                           Yes, but not in securities with pending or
Investment Management                                          possible client buy or sell orders
Company
--------------------------------------------------------------------------------------------------------------
Franklin Portfolio               Yes                           Yes, but not in securities with pending or
Associates LLC                                                 possible client buy or sell orders, also,
                                                               certain persons may not invest in securities of
                                                               financial services organizations
--------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset            Yes                           Yes, but not in securities with pending or
Management                                                     possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Geewax, Terker &                 Yes                           Yes, but not in securities with pending or
Company                                                        possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.     Yes                           Yes, but not in securities with pending or
                                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.          Yes                           Yes, but not in securities with pending or
                                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Iridian Asset                    Yes                           Yes, but not in securities with pending or
Management LLC                                                 possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity               Yes                           Yes, but not in securities with pending or
Management, Inc.                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment           Yes                           Cannot purchase securities on a restricted list
Management, Inc.                                               or securities of financial services
                                                               organizations
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Lazard Asset Management          Yes                           Cannot purchase securities on a restricted list
--------------------------------------------------------------------------------------------------------------
Lincoln Capital                  Yes                           Yes, but not in securities with pending or
Management Company                                             possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Marsico Capital                  Severely restricts            No
Management, LLC                  personal trading
                                 except for a limited
                                 number of specific
                                 transactions such
                                 as purchase of mutual
                                 fund shares,
                                 commercial paper, etc.
--------------------------------------------------------------------------------------------------------------
Marvin & Palmer                  Yes                           Yes
Associates, Inc.
--------------------------------------------------------------------------------------------------------------
Mastholm Asset                   Yes                           Yes, but not in securities with pending or
Management, LLC                                                possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Merganser Capital                Yes                           Yes, but may not enter into transactions that
Management LP                                                  may result in conflicts of interest with clients
--------------------------------------------------------------------------------------------------------------
MFS Institutional                Yes                           Yes, but not in securities with pending or
Advisors, Inc.                                                 possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Miller, Anderson &               Yes                           Yes, but not in securities with pending or
Sherrerd, LLP                                                  possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Montgomery Asset                 Yes                           Yes, but not in securities with pending or
Management LLC                                                 possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Nicholas Applegate               Yes                           Yes, but not in securities with pending or
Capital Management                                             possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Oechsle International            Yes                           Yes, but not in securities with pending or
Advisors, LLC                                                  possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Pacific Investment               Yes                           Yes, but not in securities with pending or
Management Company                                             possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Peachtree Asset                  Yes                           Yes, but not in securities with pending or
Management                                                     possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Schroders Capital                Yes                           Cannot purchase securities on a restricted list
Management
International Limited
--------------------------------------------------------------------------------------------------------------
Security Capital                 Yes                           Yes, but not in securities with pending or
Global Capital                                                 possible client buy or sell orders
Management Group
--------------------------------------------------------------------------------------------------------------
Sirach Capital                   Yes                           Yes, but not in securities with pending or
Management, Inc.                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Standish, Ayer & Wood,           Yes                           Cannot purchase securities on a restricted list
Inc.
--------------------------------------------------------------------------------------------------------------
STW Fixed Income                 Yes                           Yes, but not in securities with pending or
Management Ltd.                                                possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Strong Capital                   Yes                           Yes, but not in securities with pending or
Management                                                     possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Suffolk Capital                  Yes                           Yes, but not in securities with pending or
Management Ltd.                                                possible client buy or sell orders or in
                                                               securities of which 10% or more are held in
                                                               portfolios managed by Suffolk
--------------------------------------------------------------------------------------------------------------
Systematic Financial             Yes                           Yes, but not in securities with pending or
Management, L.P.                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
TCW Group, Inc.                  Yes                           Yes, but not in securities with pending or
                                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
TimesSquare Capital              Yes                           Yes, but not in securities with pending or
Management, Inc.                                               possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Turner Investment                Yes                           Yes, but not in securities with pending or
                                                               possible client
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Partners                                                       buy or sell orders
--------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer,             Yes                           Yes, but not in securities with pending or
L.L.C.                                                         possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------
Westpeak Investment              Yes                           Yes, but not in securities with pending or
Advisors, L.P.                                                 possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------

        PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Funds. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby), (iii) to create Class E Shares of the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the Money Funds as Class I Shares and create new Class A and Class S Shares of the Money Funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the Money Funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the Money Funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby).

     For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan may bear certain fees under its respective plan.

        DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C and Class D Shares, which are described in the respective Funds' Prospectus. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the

Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

        The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C and Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

        The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.

        Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Class C or Class D Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

        Under the Distribution Plan, the following Multiple Class Funds' Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the ten months ended October 31, 2000 (these amounts were for compensation to dealers):

                Fund of Funds                       Class C       Class D
                -------------                       -------       -------
        Equity Aggressive Strategy Fund            $187,154       $16,695
        Aggressive Strategy Fund                    318,461        19,727
        Balanced Strategy Fund                      382,529        21,422
        Moderate Strategy Fund                       47,169         4,531
        Conservative Strategy Fund                   12,526         1,780
        Tax-Managed Global Equity Fund               23,043             -

     SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Fund of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999 and November 22, 1999.

     Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class A, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class A, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class A, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class A, Class C, Class D, or Class E Shares.

     Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

     Under the Service Plan, the following Fund of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the ten months ended October 31, 2000:

                  Fund of Funds                    Class C    Class D     Class E
                  -------------                    -------    -------     -------
        Equity Aggressive Strategy Fund           $ 62,370    $16,693    $401,309
        Aggressive Strategy Fund                   106,154     19,727     397,206
        Balanced Strategy Fund                     127,510     21,422     632,963
        Moderate Strategy Fund                      15,722      4,531     100,360
        Conservative Strategy Fund                   4,175      1,769      29,227
        Tax-Managed Global Equity Fund               7,685          -           -

No Class A Shares were issued during the ten months ended October 31, 2000.

     UNDERLYING FUND EXPENSES

     The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records payable to Frank Russell Company; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

     Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

     As of the date of this Statement, FRIMCo has voluntarily agreed to waive and/or reimburse until February 2, 2002 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.

     FUND OF FUNDS OPERATING EXPENSES

     Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (shareholder servicing, legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Fund of Funds, including transfer agency services but not including any services covered by the Fund of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Fund of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Fund of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Fund of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Fund of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Fund of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, blue sky and, as well as organizational, transfer agency, prospectus, shareholder reporting, proxy, administrative and miscellaneous expenses.

     PURCHASE AND REDEMPTION OF FUND OF FUNDS SHARES

     Minimum Investment Requirements. You may be eligible to purchase Fund of
     -------------------------------
Funds Shares if you do not meet the applicable required minimum investment. The Fund of Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund of Funds, and the minimum investment required has not been waived for you, the Funds of Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

     Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

     The Fund of Funds may also waive the required minimum initial investment for IRAs and UGMAs and similar vehicles on which an explicit or practical initial investment restriction is imposed by a regulatory body.

     Stale Checks. If you do not cash a dividend, distribution, or redemption
     ------------
check within 180 days from the date it was issued, the Funds of Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

     For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Fund of Funds will deem the unchased check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Fund of Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

     For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

     Solicitation Fees FRIMCo may enter into written agreements with certain
     -----------------
Financial Intermediaries in which it agrees to pay a solicitation fee, or finders fee, out of its own resources, to such intermediaries in connection with their referral of certain prospective investors to the Funds. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and the amount of fee to be received by the intermediary.

     VALUATION OF THE FUND OF FUNDS SHARES

     The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

     PRICING OF SECURITIES

     The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a Fund of Funds) is not able to purchase or redeem Underlying Fund Shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

     PORTFOLIO TURNOVER RATES OF THE FUND OF FUNDS

     The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund of Funds during the year. The Fund of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and
(iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

     The portfolio turnover rates for the last two years for each Fund of Funds were:

                                                              YEARS ENDED
                                                              -----------
Fund of Funds                                        10/31/00       12/31/99
-------------                                        --------       --------
Equity Aggressive Strategy Fund                      58.41%           76.20%
Aggressive Strategy Fund                             40.57            71.44
Balanced Strategy Fund                               31.70            64.63
Moderate Strategy Fund                               39.55           120.04
Conservative Strategy Fund                           53.89           125.01
Tax-Managed Global Equity Fund                       44.04           --


     PORTFOLIO TRANSACTION POLICIES OF THE UNDERLYING FUNDS

     Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' Liquidity Portfolios. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Underlying Fund (or for another series of FRIC) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31, 2000 and December 31, 1999, respectively, were as follows: Diversified Equity Fund, 142% and 110%; Special Growth Fund, 136% and 112%; Quantitative Equity Fund, 59% and 90%; International Securities Fund, 102% and 121%; Diversified Bond Fund,129% and 152%; Short Term Bond Fund, 92% and 177%; Multistrategy Bond Fund, 105% and 134%; Real Estate Securities Fund, 53% and 43%; and Emerging Markets Fund, 73% and 95%; Tax-Managed Large Cap Fund, 43% and 48%; Tax-Managed Small Cap 71% and 3% (did not commence operations until December 1, 1999); and Tax Exempt Bond Fund, 38% and 119%.

     BROKERAGE ALLOCATIONS

     Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager of the Underlying Fund. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Underlying Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

     FRIMCo does not expect FRIC ordinarily to effect a significant portion of FRIC's total brokerage business for the Underlying Funds with broker- dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

     FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

     The Underlying Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Underlying Fund will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Underlying Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Underlying Fund other than those Underlying Funds which invest principally in fixed income securities. All Underlying Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, the brokerage affiliates of money managers.

     BROKERAGE COMMISSIONS

     The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

     For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

     YIELD AND TOTAL RETURN QUOTATIONS

     The Fund of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.

     Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)/n/ = ERV

Where:    P      =   a hypothetical initial payment of $1,000;
          T      =   average annual total return;
          n      =   number of years; and
          ERV    =   ending redeemable value of a hypothetical $1,000 payment
                     made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

     The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for one or more classes of Shares will be reported in the applicable Prospectus.

     Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund of Funds calculates yields for each class of Shares which it offers. Yields for the Fund of Funds, which do not invest primarily in money market instruments, are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b +1)/6/ -1]
                                       ----
                                       cd

Where:    a      =   dividends and interest earned during the period
          b      =   expenses accrued for the period (net of reimbursements)
          c      =   average daily number of Shares outstanding during the
                     period that were entitled to receive dividends
          d      =   the maximum offering price per share on the last day of the period.

     The yields for the Fund of Funds investing primarily in fixed-income instruments are reported in the Prospectus. Yield may fluctuate daily and does not provide a basis for determining future yields.

     Tax-equivalent yield for the Tax Exempt Bond Fund is calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yield for the Tax Exempt Bond Fund is reported in the Funds' respective Prospectus.

     Each Fund of Funds may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

     Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

                     INVESTMENT RESTRICTIONS, POLICIES AND
                        PRACTICES OF THE FUND OF FUNDS

     Each Fund of Funds' investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Fund of Funds' investment objectives are set forth in the respective Prospectus.

     INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund of Funds will:

     1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies (including the Underlying Funds); and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund of Funds.

     2. Invest 25% or more of the value of the Fund of Funds' total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities, and Shares of the Underlying Funds).

     3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer, except with respect to Shares of FRIC Funds.

     4. Invest in companies for the purpose of exercising control or management.

     5. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     6.  Purchase or sell commodities or commodities contracts.

     7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     8. Purchase securities on margin or effect short sales (except that a Fund of Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

     9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition.

     10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account.

     11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the entry into "repurchase agreements;" or (ii) the lending of portfolio securities in the manner generally described in the Fund of Funds' Prospectus in the section titled "Investment Policies, Restrictions and Risks of the Fund of Funds and Tax-Managed Funds -- Lending Portfolio Securities."

     12.  Purchase or sell options.

     13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act (and as described below).

     14. Purchase from or sell portfolio securities to the officers, the Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Underlying Funds' money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

     15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, entering into permissible reverse repurchase agreements, or issuing shares of beneficial interest in multiple classes.

     Because of their investment objectives and policies, the Fund of Funds will concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Prospectus, each of the Fund of Funds may invest more than 25% of its assets in the Underlying Funds. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund) will not concentrate more than 25% of its total assets in any one industry. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

     INVESTMENT POLICIES AND PRACTICES OF THE FUND OF FUNDS

     REPURCHASE AGREEMENTS. Each Fund of Funds may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next day). The securities purchased by a Fund of Funds have a total value in excess of the value of the repurchase agreement and are held by Fund of Funds' Custodian until repurchased. Repurchase agreements assist a Fund of Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund of Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by FRIMCo.

     MONEY MARKET INSTRUMENTS. Each Fund of Funds may invest in securities maturing within 397 days or less at the time from the trade date or such other date upon which a Fund of Funds' interest in a security is subject to market action. Each Fund of Funds will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund's securities. The procedures also address such matters as diversification and credit quality of the securities the Fund of Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act.

     ILLIQUID SECURITIES. The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Fund of Funds pursuant to Rule 144A, as explained in the Prospectus) may be negotiated at the time such securities are purchased by a Fund of Funds. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund of Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund of Funds also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     The guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

                   INVESTMENT POLICIES OF THE UNDERLYING FUNDS

The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the investments that the Underlying Funds primarily invest in or are permitted to invest in.

-----------------------------------------------------------------------------------------------------------------------------
                                     Diversified        Special      Quantitative    International  Diversified   Short Term
                                        Equity           Growth         Equity        Securities      Bond          Bond
 Type of Portfolio Security              Fund             Fund           Fund           Fund          Fund          Fund
 --------------------------             ------           ------         ------         ------        ------        ------
-----------------------------------------------------------------------------------------------------------------------------
Common stocks...................          X                X               X              X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (warrants)....................          X                X               X              X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (options).....................          X                X               X              X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (convertible debt
     securities)................          X                X              X               X                          X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (depository receipts).........          X                X              X
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks................          X                X              X               X                          X
-----------------------------------------------------------------------------------------------------------------------------
Equity derivative securities....          X                X              X               X
-----------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds)........................                                                                       X             X
-----------------------------------------------------------------------------------------------------------------------------
US government securities........          X                X              X               X            X             X
-----------------------------------------------------------------------------------------------------------------------------
Municipal obligations...........                                                                       X             X
-----------------------------------------------------------------------------------------------------------------------------
Investment company
  securities....................          X                X              X               X            X             X
-----------------------------------------------------------------------------------------------------------------------------
Foreign securities..............          X                X              X               X            X             X
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                     Multistrategy      Real Estate     Emerging     Tax-Managed    Tax-Managed
                                         Bond           Securities      Markets       Large Cap      Small Cap    Tax Exempt
 Type of Portfolio Securities            Fund             Fund           Fund           Fund           Fund          Fund
 ----------------------------           ------           ------         ------         ------         ------        ------
-----------------------------------------------------------------------------------------------------------------------------
Common stocks...................                            X              X             X              X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (warrants)....................                            X              X             X              X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (options).....................                            X              X             X              X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (convertible debt
     securities)................                            X              X             X              X
-----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
  (depository receipts).........                                                         X              X
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks................                            X              X             X              X
-----------------------------------------------------------------------------------------------------------------------------
Equity derivative securities....                            X              X             X              X
-----------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds)........................           X                               X
-----------------------------------------------------------------------------------------------------------------------------
US government securities........           X                X              X              X              X              X
-----------------------------------------------------------------------------------------------------------------------------
Municipal obligations...........           X                                                                            X
-----------------------------------------------------------------------------------------------------------------------------
Investment company
  securities....................           X                X             X              X              X               X
-----------------------------------------------------------------------------------------------------------------------------
Foreign securities..............           X                X             X              X              X
-----------------------------------------------------------------------------------------------------------------------------

Other Investment Practices of the Underlying Funds. The Underlying Funds use
--------------------------------------------------
investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.

------------------------------------------------------------------------------------------------------------------------------------
                                        Diversified    Special   Quantitative   International    Diversified     Short Term
                                          Equity       Growth      Equity        Securities         Bond            Bond
  Type of Portfolio Securities            Fund          Fund        Fund            Fund            Fund            Fund
  ----------------------------            ----          ----        ----            ----            ----            ----
------------------------------------------------------------------------------------------------------------------------------------
  Cash reserves.................            X             X           X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements(1)......                                                     X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  When-issued and forward
    commitment securities.......                                                     X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Reverse repurchase
    agreements..................                                                     X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Lending portfolio securities
    not to exceed 33 1/3%
    of total Fund assets........            X             X           X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Illiquid securities (limited to
    15% of a Fund's net assets)             X             X           X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Forward currency
    contracts(2)................                                                     X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Write (sell) call and put
    options on securities,
    securities indexes and
    foreign currencies(3).......            X             X           X              X                X
------------------------------------------------------------------------------------------------------------------------------------
  Purchase options on
    securities, securities
    indexes, and currencies(3)..            X             X           X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Interest rate futures
    contracts, stock index
    futures contracts, foreign
    currency contracts and
    options on futures(4).......            X             X           X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Liquidity portfolios..........            X             X           X              X                X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       Multistrategy  Real Estate  Emerging      Tax-Managed     Tax-Managed     Tax Exempt
                                           Bond        Securities   Markets       Large Cap       Small Cap         Bond
  Type of Portfolio Securities             Fund          Fund        Fund           Fund            Fund            Fund
  ----------------------------             ----          ----        ----           ----            ----            ----
------------------------------------------------------------------------------------------------------------------------------------
  Cash reserves...................          X              X          X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements(1)........          X              X          X                                               X
------------------------------------------------------------------------------------------------------------------------------------
  When-issued and forward
    commitment securities.........          X              X          X                                               X
------------------------------------------------------------------------------------------------------------------------------------
  Reverse repurchase
    agreements....................          X              X          X                                               X
------------------------------------------------------------------------------------------------------------------------------------
  Lending portfolio securities
    not to exceed 33 1/3%
    of total Fund assets..........          X              X          X              X                X
------------------------------------------------------------------------------------------------------------------------------------
  Illiquid securities (limited to
    15% of a Fund's net assets)             X              X          X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Forward currency
    contracts(2)..................          X                         X
------------------------------------------------------------------------------------------------------------------------------------
  Write (sell) call and put
    options on securities,
    securities indexes and
    foreign currencies(3).........          X              X          X              X                X
------------------------------------------------------------------------------------------------------------------------------------
  Purchase options on
    securities, securities
    indexes, and currencies(3)....          X              X          X              X                X
------------------------------------------------------------------------------------------------------------------------------------
  Interest rate futures
    contracts, stock index
    futures contracts, foreign
    currency contracts and
    options on futures(4).........          X              X          X                                               X
------------------------------------------------------------------------------------------------------------------------------------
  Liquidity portfolios............          X              X          X              X                X               X
------------------------------------------------------------------------------------------------------------------------------------
  Credit and Liquidity
    Enhancements..................                                                                                    X
------------------------------------------------------------------------------------------------------------------------------------

_______________________
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

     Cash Reserves. Each Fund of Funds and each Underlying Fund (the "Funds")
     -------------
and its money managers may elect to invest a Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Fund of Funds and the Underlying Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Fund of Funds and Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Fund of Funds or Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Fund of Funds or Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Fund of Funds or Underlying Funds. Fund of Funds and Underlying Funds investing in a money market fund effectively do not pay advisory or administrative management fees to a money market fund and thus do no pay duplicative advisory or administrative fees as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

     Liquidity Portfolio. An Underlying Fund at times has to sell portfolio
     -------------------
securities in order to meet redemption requests. The selling of securities may effect an Underlying Fund's performance since the money manager sells the securities for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests. The holding of significant amounts of cash is contrary, however, to the investment objectives of the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The more cash these Underlying Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

     A Liquidity Portfolio addresses this potential detriment by having FRIMCo, or a money manager selected for this purpose, create a temporary equity exposure for cash reserves by purchasing index options and index futures contracts in amounts that expose the Liquidity Portfolio to the performance of the relevant index until those cash reserves are invested in securities or used for Underlying Fund transactions. This will enable those four Underlying Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

     Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest
     ------------------
US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.


     Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

                   CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS

     Repurchase Agreements. An Underlying Fund may enter into repurchase
     ---------------------
agreements with the seller, a bank or securities dealer, who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist an Underlying Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Underlying Funds' money managers.

     Reverse Repurchase Agreements. An Underlying Fund may enter into reverse
     -----------------------------
repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

     High Risk Bonds. The Underlying Funds, other than the Emerging Markets,
     ---------------
Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Term Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Risk Factors. The growth of the market for lower rated debt securities has
     ------------
paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     Illiquid Securities. The Underlying Funds will not purchase or otherwise
     -------------------
acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

     The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     Forward Commitments. An Underlying Fund may contract to purchase securities
     -------------------
for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

     Lending Portfolio Securities. Cash collateral received by an Underlying
     ----------------------------
Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset- based fee), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

     Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Underlying Funds may purchase and sell (write)
     -------------------
both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Underlying Fund may purchase and
     ---------------------------------
write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the- counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

     If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

     An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several
     -------------------------------------------------------
risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currency. An Underlying Fund may buy or sell put and
     ---------------------------
call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

     Futures Contracts And Options On Futures Contracts. An Underlying Fund may
     --------------------------------------------------
invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in their Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the ECU. It is expected that other futures contracts will be developed and traded in the future.

     An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale on option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

     An Underlying Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

     A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

     An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. An
     --------------------------------------------------------------
Underlying Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be a "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are
     --------------------------------------------------------------
several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On
     ------------------------------------------------------------------------
Futures Contracts, And Forward Currency Exchange Contract And Options Thereon.
-----------------------------------------------------------------------------
Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Hedging Strategies. Stock index futures contracts may be used by the
     ------------------
Diversified Equity, Special Growth, Quantitative Equity, International Securities, Emerging Markets, Tax-Managed Large Cap and Tax-Managed Small Cap Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, an Underlying Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to equity market performance.

     Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

     The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Underlying Funds are also permitted
     ----------------------------------
to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts
     ------------
and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in involve taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency
     -----------------------------------------------------------------
Contracts"). The International Securities, Diversified Bond, Short Term Bond,
-----------
Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If an Underlying Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Underlying Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency or offsets will be available to a Fund.

     Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

     The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

     An Underlying Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts

     Depository Receipts. An Underlying Fund may hold securities of foreign
     -------------------
issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respect similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments. The Diversified Bond, Short Term Bond and Multistrategy
     ----------------
Bond Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

     Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated
     ------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.

     US Government Obligations. The types of US government obligations the
     -------------------------
Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

     Variable And Floating Rate Securities. A floating rate security is one
     -------------------------------------
whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     Zero Coupon Securities. Zero coupon securities are notes, bonds and
     ----------------------
debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage
     --------------------------------------------------
related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are
     --------------------------------
securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations
     -----------------------------------
("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided
     -----------------------
fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed
     ------------
securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     Loan Participations. The Funds may purchase participations in commercial
     -------------------
loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments that are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

     Municipal Obligations. "Municipal obligations" are debt obligations issued
     ---------------------
by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

         Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

           GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

           REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

           INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

         Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

           TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

           BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

           REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

           CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

           PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

           TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

           TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

           TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

           A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

           The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

         DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

         The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

         The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

     Interest Rate Transactions. The Short Term Bond and Multistrategy Bond
     --------------------------
Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Investment In Foreign Securities. The Funds may invest in foreign
     --------------------------------
securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     Investment In Emerging Markets. Foreign investment may include emerging
     ------------------------------
market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Foreign Government Securities. Foreign government securities which the
     -----------------------------
Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

     Other Debt Securities. Multistrategy Bond Fund may invest in debt
     ---------------------
securities issued by supranational organizations such as:

        The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

         The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

         The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

         The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     Brady Bonds. The Multistrategy Bond Fund may invest in Brady Bonds, the
     -----------
products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

                                     TAXES

     Distributions
     -------------

     Distributions of Net Investment Income. The Fund of Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund of Funds, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

     Distributions of Capital Gains. The Fund of Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities which are made up, for the most part, of Shares of the Underlying Funds. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund of Funds will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund of Funds. Any net short-term or long-term capital gains realized by a Fund of Funds (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund of Funds.

     Information on the Tax Character of Distributions. Each Fund of Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund of Funds' Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income or capital gains earned during the period of your investment in a Fund of Funds.

     Taxes
     -----

     Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund of Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund of Funds's available earnings and profits.

     Excise Tax Distribution Requirements. The Code requires a Fund of Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund of Funds intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     Redemption of Fund Shares. Redemptions and exchanges of a Fund of Funds' Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund of Funds on those Shares.

     Beginning after the year 2005 (2000 for certain shareholders) gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

     All or a portion of any loss that you realize upon the redemption of your Fund of Funds Shares will be disallowed to the extent that you purchase other Shares in such Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

                           MONEY MANAGER INFORMATION
                           FOR THE UNDERLYING FUNDS

                            DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.



     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, Inc. is a wholly owned subsidiary of Old Mutual PLC, a publicly traded corporation.

     Turner Investment Partners Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Investment Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

                           QUANTITATIVE EQUITY FUND

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     J.P. Morgan Investment Management, Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                          TAX-MANAGED LARGE CAP FUND

    J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                              SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.

     GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

     Jacobs Levy Equity Management, Inc. See:  Diversified Equity Fund.

     Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

     TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

     Westpeak Investment Advisors, L.P. See: Diversified Equity Fund.



                          TAX-MANAGED SMALL CAP FUND

     Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

     Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund

     Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

     Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard
H. Driehaus.

     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

     Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

     Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

     Montgomery Asset Management LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

     Oechsle International Advisors is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

     The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     Foreign & Colonial Emerging Markets Limited is a wholly-owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.

     Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

     Schroders Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                             DIVERSIFIED BOND FUND

     Lincoln Capital Management Company is over 50% owned by John Cole, Dave Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.

     Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

     Standish, Ayer & Wood, Inc. is organized as a Sub-chapter S Corporation and is 100% owned by its twenty-five directors, with no director having more than 25% ownership.



                            MULTISTRATEGY BOND FUND

     Lazard Asset Management is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.

     Miller, Anderson & Sherrerd, LLP ("MAS") is a Pennsylvania limited liability partnership. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.

     Pacific Investment Management Company. See: Diversified Bond Fund.

     Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                             SHORT TERM BOND FUND

     BlackRock Financial Management operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.

     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

     Pacific Investment Management Company, LLC ("PIMCO") See: Diversified Bond Fund.

     STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.


                          RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES. MOODY'S:

     Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

     MIG-1 -- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

     MIG-2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

     A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     MOODY'S:

     Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (l) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-l, Prime-2, or Prime-3.

     Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed;
     (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

     Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     S&P:

     Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-l, A-2, or A-3.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     DUFF & PHELPS, INC.:

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

     Duff 1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Good Grade

     Duff 2 -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Satisfactory Grade

     Duff 3 -- Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Non-Investment Grade

     Duff 4 -- Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     Default

     Duff 5 -- Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, INC.:

     In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

     IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

     Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

     IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+ -- Obligations supported by the highest capacity for timely repayment.

     A1 -- Obligations supported by a very strong capacity for timely repayment.

     A2 -- Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1 -- Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2 -- Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1 -- Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1 -- Obligations which have a high risk of default or which are currently in default.

     FITCH INVESTORS SERVICE, INC. ("FITCH"):

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

     F-1+ -- Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 -- Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

     F-2 -- Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3 -- Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-5 -- Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D -- Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON BANKWATCH ("TBW") SHORT-TERM RATINGS:

     The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

     These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

     The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             FINANCIAL STATEMENTS

     The 2000 annual financial statements of the Fund of Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund of Funds Annual Report to Shareholders. A copy of the Fund of Funds' Annual Report dated December 31, 1999 accompanies this Statement and is incorporated herein by reference.

                                   GLOSSARY

    Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

    Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

    Board -- The Board of Trustees of FRIC.

    Cash reserves -- The Underlying Funds are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to an Underlying Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

    Code -- Internal Revenue Code of 1986, as amended.

    Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

    Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

    Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

    Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

    Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

    Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

    Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

    FNMA-- Federal National Mortgage Association.

    Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

    Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

    FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

    FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

    Funds -- The 32 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

    Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

    GNMA -- Government National Mortgage Association

    Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

    Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

    Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

    Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Special Growth, Quantitative Equity, International Securities, Real Estate Securities and Emerging Markets Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

    Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

    Moody's -- Moody's Investors Service, Inc., an NRSRO

    Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

    Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

    NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

    NYSE -- New York Stock Exchange

    Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

    PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

    Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

    Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

    Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

    Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

    Russell-- Frank Russell Company, consultant to FRIC and to the Funds

    S&P-- Standard & Poor's Ratings Group, an NRSRO

    S&P 500 -- Standard & Poor's 500 Composite Price Index

    Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

    Statement-- FRIC's Statement of Additional Information.

    Transfer Agent-- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

    Underlying Funds -- The FRIC Funds in which the Fund of Funds invest in.

    US -- United States

    US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

    Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

    Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

    1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

    1933 Act-- The Securities Act of 1933, as amended.

                                         FRANK RUSSELL INVESTMENT COMPANY
                                         --------------------------------
                                         File No. 2-71299 and 811-3153
                                         1933 Act Post-Effective
                                         Amendment. No. 52
                                         1940 Act Amendment No. 52

                                    PART C
                               OTHER INFORMATION
                               -----------------

Item 23.  Exhibits
          --------

(a) 1.1 Master Trust Agreement (incorporated by reference to Item 24(b)(1)(a) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.2 Amendment No. 1 to Master Trust Agreement dated November 29, 1984 (incorporated by reference to Item 24(b)(1)(b) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.3 Amendment No. 2 to Master Trust Agreement dated May 29, 1985 (incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.4 Amendment No. 3 to Master Trust Agreement dated January 26, 1987 (incorporated by reference to Item 24(b)(1)(d) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.5 Amendment No. 4 to Master Trust Agreement dated February 23, 1989 (incorporated by reference to Item 24(b)(1)(e) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.6 Amendment No. 5 to Master Trust Agreement dated May 11, 1992 (incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.7 Amendment No. 6 to Master Trust Agreement dated March 19, 1996 (incorporated by reference to Item 24(b)(1)(g) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.8 Amendment No. 7 to Master Trust Agreement dated April 22, 1996 (incorporated by reference to Item 24(b)(1)(h) filed under Post-Effective Amendment No. 33 dated May 7, 1996)

     1.9 Amendment No. 8 to Master Trust Agreement dated November 4, 1996 (incorporated by reference to Item 24(b)(1)(i) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.10 Amendment No. 9 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

     1.11 Amendment No. 10 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

     1.12 Amendment No. 11 to Master Trust Agreement dated June 3, 1998 (incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

     1.13 Amendment No. 12 to Master Trust Agreement dated October 5, 1998 (incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

     1.14 Amendment No. 13 to Master Trust Agreement dated November 9, 1998 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

     1.15 Amendment No. 14 to Master Trust Agreement dated April 26, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.16 Amendment No. 15 to Master Trust Agreement dated June 28, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.17 Amendment No. 16 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.18 Amendment No. 17 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.19 Amendment No. 18 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.20 Amendment No. 19 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.21 Amendment No. 20 to Master Trust Agreement dated August 7, 2000 (incorporated by reference from Post-Effective Amendment No. 47 dated September 1, 2000)

     1.22 Form of Amendment No. 21 to Master Trust Agreement dated October 27, 2000 (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(b) 1.1 Bylaws dated August 8, 1984 (incorporated by reference to Item 24(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(c) 1.1 Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to
          Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d) 1.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999)

     1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.4 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 April 27, 2000)

     3.5 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.8 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     4.1 Form of Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Item 23(4)(c)(3) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     5.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     5.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(e) 1.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999)

     1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(f)  1.1  Bonus or Profit Sharing Plans (none)

(g) 1.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1,
          1996)

     1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(h) 1.1 Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

     1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     3.1 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference from Post-Effective Amendment No. 51 dated January 31,
          2001)

     4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     5.1 Form of Revised Shareholder Servicing Plan (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     6.1 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company

     6.2 Letter Agreement dated January 30, 2001 relating to Special Servicing Agreement


(i)  1.1  Opinion and Consent of Counsel

(j)  1.1  Other Opinions - Consent of Independent Accountants

(k)  1.1  Financial Statements omitted from Item 22 (none)

(l) 1.1 Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m) 1.1 Form of revised Rule 12b-1 Distribution Financing Plan (incorporated by reference to Post-Effective Amendment No. 47 dated September 1,
          2000)

(n)  1.1  Financial Data Schedule (none)

(o) 1.1 Form of Revised Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No, 48 dated October 19, 2000)

(p)  Codes of Ethics of the following information advisors and sub-advisors:

     1.1 Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.2 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.3 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.4 Barclays Global Fund Advisors N.A. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.5 BlackRock Financial Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.6 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.7 CapitalWords International Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.8 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.9 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)

     1.10 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.11 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.12 Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.13 Equinox Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.14 Fidelity International Limited

     1.15 Fidelity Management and Research Company

     1.16 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.17 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.18 Fuller & Thaler Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

     1.19 Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.20 Genesis Asset Managers, Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.21 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.22 Iridian Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

     1.23 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.24 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.25 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.26 Lincoln Capital Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.27 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.28 Marvin & Palmer Associates, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.29 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.30 Merganser Capital Management LP (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

     1.31 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.32 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.33 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.34 Nicholas Applegate Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.35 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.36  Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.37  Peachtree Asset Management (incorporated by reference from Post-
            Effective Amendment No. 46 dated April 27, 2000)
      1.38 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.39 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.40 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.41 Standish, Ayer & Wood, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.42 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.43 Strong Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.44 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)
      1.45 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)
      1.46 TCW Asset Management Co. (incorporated by reference from Post-Effective Amend,ent No. 47 dated October 19,2000)
      1.47 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)
      1.48  Turner Investment Partners (incorporated by reference from
            Post-Effective Amendment No. 46 dated April 27, 2000)
      1.49  Weiss, Peck & Greer, L.L.C. (incorporated by reference from
            Post-Effective Amendment No. 46 dated April 27, 2000)
      1.50 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

Item 24.    Persons Controlled by or Under Common Control with Registrant
            -------------------------------------------------------------
            None

Item 25.    Indemnification  (incorporated by reference from Post-Effective
            ---------------
            Amendment No. 51 dated January 31, 2001)

Item 26.    Business and Other Connections of Investment Advisor
            ----------------------------------------------------

            See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27.    Principal Underwriters
            ----------------------

            (a)  SSgA Funds

          (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

            Name and                      Positions and                      Position and
       Principal Business                 Officers with                      Offices with
            Address                         Registrant                       Underwriter
       ------------------                ---------------                    ---------------

      George F. Russell, Jr         Trustee Emeritus, Chairman                   None
                                             Emeritus

      Lynn L. Anderson              Trustee, President, Chief      Director, Chairman of the Board
                                   Executive Officer, Chairman       and Chief Executive Officer
                                           of the Board

      Mark E. Swanson                  Treasurer and Chief                       None
                                        Accounting Officer

      Karl J. Ege                 Secretary and General Counsel     Secretary and General Counsel

      Peter F. Apanovit               Manager of Short Term                      None
                                         Investment Funds

      Randall P. Lert                Director of Investments                   Director

      J. David Griswold                        None               Assistant Secretary and Associate
                                                                           General Counsel

      Gregory J. Lyons               Assistant Secretary and             Assistant Secretary
                                    Associate General Counsel

      Deedra S. Walkey                 Assistant Secretary                       None

      Amy Osler                        Assistant Secretary                       None

      Rick J. Chase                    Assistant Treasurer                       None

      Kimberly A. Stoll                Assistant Treasurer                       None

      B. James Rohrbacher                      None                   Director of Compliance and
                                                                   Internal Audit, Chief Compliance
                                                                               Officer

      Linda L. Gutmann                         None                    Treasurer and Controller

      Carla L. Anderson                        None                      Assistant Secretary

      John James                               None                      Assistant Secretary

      Mary Beth Rhoden                 Assistant Secretary                       None

          (c)   Inapplicable.


Item 28.  Location of Accounts and Records
          --------------------------------
          All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

          FRIC                                 FRIMCo
          ----                                 ------
          Frank Russell Investment Company     Frank Russell Investment
          909 A Street                         Management Company
          Tacoma, Washington 98402             909 A Street
                                               Tacoma, Washington 98402

          SS                                   MM
          --                                   --
          State Street Bank & Trust Company    Money Managers
          1776 Heritage Drive JA4N             See, Prospectus Section
          North Quincy, Massachusetts 02171    ---
                                               "Money Manager Profiles"
                                               for Names and Addresses


          Rule 31a-1
          ----------
          (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
          (b)      FRIC Records:

               (1)       SS - Journals, etc.
               (2)       SS - Ledgers, etc.
               (3)       Inapplicable
               (4)       FRIC - Corporate charter, etc.
               (5)       MM - Brokerage orders
               (6)       MM - Other portfolio purchase orders
               (7)       SS - Contractual commitments
               (8)       SS and FRIC - Trial balances
               (9)       MM - Reasons for brokerage allocations
              (10)       MM - Persons authorizing purchases and sales
              (11)       FRIC and MM - Files of advisory material
              (12)       ---
          (c)      Inapplicable
          (d)      FRIMCo - Broker-dealer records, to the extent applicable
          (e)      Inapplicable
          (f)      FRIMCo and MM - Investment adviser records


Item 29.  Management Services
          -------------------
          None except as described in Parts A and B.


Item 30.  Undertakings
          ------------
          Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. Registrant has duly caused this Post Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 27th day of February, 2001.


                                   FRANK RUSSELL INVESTMENT COMPANY
                                   --------------------------------------
                                             Registrant


                                   By: /s/ Lynn L. Anderson
                                      ---------------------------------------
                                      Lynn L. Anderson, Trustee and President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 27, 2001.


Signatures                         Title
----------                         -----

/s/ Lynn L. Anderson               Trustee and President,
----------------------------       in his capacity as
Lynn L. Anderson                   Chief Executive Officer

/s/ Mark E. Swanson                Treasurer, in his capacity
----------------------------       as Chief Accounting Officer
Mark E. Swanson

/s/ Paul E. Anderson               Trustee
----------------------------
Paul E. Anderson

/s/ Paul Anton, PhD                Trustee
----------------------------
Paul Anton, PhD

                                   Trustee
----------------------------
William E. Baxter

/s/ Kristianne Blake               Trustee
----------------------------
Kristianne Blake

/s/ Lee C. Gingrich                Trustee
----------------------------
Lee C. Gingrich

/s/ Eleanor W. Palmer              Trustee
----------------------------
Eleanor W. Palmer

/s/ Raymond P. Tennison, Jr.       Trustee
----------------------------
Raymond P. Tennison, Jr.

                                 EXHIBIT INDEX
                                 -------------

----------------------------------------------------------------------------------------------------
                          Name of Exhibit                                    Exhibit Number
                          ---------------                                    --------------
----------------------------------------------------------------------------------------------------
Form of Special Servicing Agreement                                              (h)6.1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Letter Agreement dated January 30, 2001 relating to Special                      (h)6.2
Servicing Agreement
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Opinion and Consent of Counsel                                                   (i)1.1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Consent of Independent Accountants                                               (j)1.1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Code of Ethics of Fidelity International Limited                                 (p)1.14
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Code of Ethics of Fidelity Management and Research Company                       (p)1.15
----------------------------------------------------------------------------------------------------

                       FRANK RUSSELL INVESTMENT COMPANY

                               FILE NO. 2-71299
                               FILE NO. 811-3153
                               -----------------


                                   EXHIBITS
                                   --------


                           Listed in Part C, Item 23
                      To Post-Effective Amendment No. 52
                             and Amendment No. 52
                                      to
                      Registration Statement on Form N-1A
                                     Under
                            Securities Act of 1933
                                      and
                        Investment Company Act of 1940